UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (5.1%):
87,360	Precision Castparts Corp.	$19,851,687
123,827	United Technologies Corp.	13,351,027

		33,202,714

Biotechnology (4.9%):
225,289	Gilead Sciences, Inc. *	14,157,161
23,331	Regeneron Pharmaceuticals, Inc. *	7,299,570
128,441	United Therapeutics Corp. *	10,127,573

		31,584,304

Chemicals (1.0%):
63,196	Monsanto Co.	6,595,767

Consumer Finance (1.5%):
195,995	Discover Financial Services	9,905,587

Diversified Financial Services (1.2%):
113,227	Moody’s Corp.	7,963,255

Electrical Equipment (3.2%):
203,538	Eaton Corp. plc	14,011,556
51,382	Roper Industries, Inc.	6,827,126

		20,838,682

Energy Equipment & Services (1.5%):
179,812	FMC Technologies, Inc. *	9,965,181

Food Products (2.1%):
119,886	Kellogg Co.	7,040,905
210,763	Mondelez International, Inc., Class A	6,622,173

		13,663,078

Health Care Providers & Services (1.0%):
145,777	Catamaran Corp. *	6,698,453

Hotels, Restaurants & Leisure (2.4%):
265,576	Melco Crown Entertainment, Ltd., ADR *	8,453,284
46,785	Wynn Resorts, Ltd.	7,392,498

		15,845,782

Industrial Conglomerates (1.2%):
112,283	Danaher Corp.	7,783,458

Insurance (1.6%):
215,617	American International Group, Inc.	10,485,455

Internet & Catalog Retail (7.2%):
74,620	Amazon.com, Inc. *	23,329,197
153,031	Expedia, Inc.	7,925,475
15,331	Priceline.com, Inc. *	15,498,874

		46,753,546

Internet Software & Services (21.3%):
288,783	eBay, Inc. *	16,111,204
54,434	Equinix, Inc. *	9,996,804
191,026	Facebook, Inc., Class A *	9,597,146
36,196	Google, Inc., Class A *	31,704,437
59,765	LinkedIn Corp., Class A *	14,705,776
125,316	SINA Corp. *	10,171,900
926,227	Yahoo!, Inc. *	30,713,687
228,082	Yandex NV *	8,306,746
96,094	Yelp, Inc. *	6,359,501

		137,667,201

IT Services (6.1%):
40,338	Alliance Data Systems Corp. *	8,530,277
10,562	MasterCard, Inc., Class A	7,105,902
126,718	Visa, Inc., Class A	24,215,810

		39,851,989

Media (14.5%):
305,604	Comcast Corp., Class A	13,798,021

Shares		Fair Value
Common Stocks, continued
Media, continued
193,939	Liberty Global plc, Class A *	$15,389,060
103,469	Pandora Media, Inc. *^	2,600,176
3,775,582	Sirius XM Radio, Inc.	14,611,502
224,049	Time Warner, Inc.	14,744,665
223,290	Viacom, Inc., Class B	18,662,577
224,678	Walt Disney Co. (The)	14,489,484

		94,295,485

Oil, Gas & Consumable Fuels (3.1%):
168,900	Cabot Oil & Gas Corp.	6,303,348
26,865	EOG Resources, Inc.	4,547,707
142,216	Gulfport Energy Corp. *	9,150,178

		20,001,233

Personal Products (1.3%):
119,985	Estee Lauder Co., Inc. (The), Class A	8,386,952

Pharmaceuticals (6.5%):
338,545	Abbvie, Inc.	15,143,118
169,893	Allergan, Inc.	15,366,822
110,915	Valeant Pharmaceuticals International, Inc. *	11,571,762

		42,081,702

Professional Services (1.1%):
113,203	Verisk Analytics, Inc., Class A *	7,353,667

Road & Rail (1.9%):
78,533	Union Pacific Corp.	12,199,316

Software (5.1%):
183,726	Autodesk, Inc. *	7,563,999
124,775	Citrix Systems, Inc. *	8,810,363
102,474	ServiceNow, Inc. *	5,323,524
190,341	Splunk, Inc. *	11,428,074
275	Verint Systems, Inc. *	10,192

		33,136,152

Specialty Retail (0.8%):
112,990	CarMax, Inc. *	5,476,625

Textiles, Apparel & Luxury Goods (3.3%):
194,778	Nike, Inc., Class B	14,148,674
93,715	Under Armour, Inc., Class A *^	7,445,657

		21,594,331

Trading Companies & Distributors (0.8%):
91,448	United Rentals, Inc. *	5,330,504

Total Common Stocks (Cost $523,486,201)		648,660,419

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.3%):
$ 8,700,300	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	8,700,300

Total Securities Held as Collateral for Securities on Loan (Cost $8,700,300)		8,700,300

Unaffiliated Investment Company (0.8%):
5,291,568	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,291,568

Total Unaffiliated Investment Company (Cost $5,291,568)		5,291,568

Continued

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Total Investment Securities (Cost $537,478,069)(c) - 101.8%	$662,652,287
Net other assets (liabilities) - (1.8)%	(11,766,593)

Net Assets - 100.0%	$650,885,694

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $8,403,970.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Canada	1.7%
Cayman Islands	1.5%
Hong Kong	1.3%
Ireland (Republic of)	2.1%
Netherlands	1.3%
United States	92.1%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (59.2%):
Aerospace & Defense (1.7%):
30,745	European Aeronautic Defence & Space Co. NV	$1,959,455
609	General Dynamics Corp.	53,300
542	L-3 Communications Holdings, Inc.	51,219
1,158	Northrop Grumman Corp.	110,311
4,434	Precision Castparts Corp.	1,007,582
963	Raytheon Co.	74,218
43,916	Safran SA	2,705,905
9,624	Textron, Inc.	265,719
21,888	United Technologies Corp.	2,359,964

		8,587,673

Air Freight & Logistics (0.3%):
5,542	FedEx Corp.	632,398
8,727	United Parcel Service, Inc., Class B	797,386

		1,429,784

Airlines (0.4%):
13,300	Japan Airlines Co., Ltd.	806,229
46,943	United Continental Holdings, Inc. *	1,441,620

		2,247,849

Auto Components (1.0%):
9,300	Aisin Sieki Co., Ltd.	398,661
4,279	BorgWarner, Inc.	433,848
26,300	Bridgestone Corp.	962,859
109,683	Cheng Shin Rubber Industry Co., Ltd.	287,268
7,055	Delphi Automotive plc	412,153
13,800	DENSO Corp.	646,667
11,600	Futaba Industrial Co., Ltd. *	48,096
9,110	Johnson Controls, Inc.	378,065
900	Lear Corp.	64,413
26,200	Toyota Industries Corp.	1,134,910
6,627	TRW Automotive Holdings Corp. *	472,571

		5,239,511

Automobiles (1.9%):
4,622	Bayerische Motoren Werke AG (BMW)	496,834
14,000	Daihatsu Motor Co., Ltd.	272,045
82,000	Dongfeng Motor Corp., H Shares	124,448
81,104	Ford Motor Co.	1,368,224
92,000	Fuji Heavy Industries, Ltd.	2,559,620
35,681	General Motors Co. *	1,283,446
29,400	Honda Motor Co., Ltd.	1,123,702
3,132	Hyundai Motor Co.	731,962
52,200	Suzuki Motor Corp.	1,254,151
15,400	Toyota Motor Corp.	987,770
126,770	Yulon Motor Co., Ltd.	212,327

		10,414,529

Beverages (1.3%):
6,450	Anheuser-Busch InBev NV	641,014
2,492	Beam, Inc.	161,108
52,489	Coca-Cola Co. (The)	1,988,283
2,313	Constellation Brands, Inc., Class A *	132,766
6,499	Diageo plc, ADR	825,893
5,093	Diageo plc	161,818
3,720	Dr Pepper Snapple Group, Inc.	166,730
2,665	Fomento Economico Mexicano SAB de C.V., ADR	258,745

Shares		Fair Value
Common Stocks, continued
Beverages, continued
19,717	Kirin Holdings Co., Ltd.	$288,217
21,895	PepsiCo, Inc.	1,740,653
7,882	SABMiller plc	401,743
14,400	Suntory Beverage & Food, Ltd. *	486,003

		7,252,973

Biotechnology (0.9%):
8,034	Amgen, Inc.	899,326
14,606	ARIAD Pharmaceuticals, Inc. *	268,750
3,300	Biogen Idec, Inc. *	794,508
8,232	Celgene Corp. *	1,267,152
5,887	Cubist Pharmaceuticals, Inc. *	374,119
19,886	Gilead Sciences, Inc. *	1,249,636
48,166	Mesoblast, Ltd. *	256,619
5,085	Vertex Pharmaceuticals, Inc. *	385,545

		5,495,655

Building Products (0.3%):
24,999	Compagnie de Saint-Gobain SA	1,238,390
9,100	Daikin Industries, Ltd.	483,787
1,049,223	Yuanda China Holdings, Ltd.	82,646

		1,804,823

Capital Markets (1.0%):
651	Ameriprise Financial, Inc.	59,293
17,994	Bank of New York Mellon Corp. (The)	543,239
15,431	Credit Suisse Group AG, Registered Shares	472,987
25,496	Deutsche Bank AG, Registered Shares	1,170,539
6,314	Goldman Sachs Group, Inc. (The)	998,937
14,124	Morgan Stanley	380,642
6,343	Northern Trust Corp.	344,996
13,793	State Street Corp.	906,890
26,308	UBS AG, Registered Shares	538,361

		5,415,884

Chemicals (2.0%):
6,132	Agrium, Inc.	515,272
5,015	Akzo Nobel NV	329,638
2,436	Arkema, Inc.	271,445
61,000	Asahi Kasei Corp.	460,985
3,364	BASF SE	322,960
345	CF Industries Holdings, Inc.	72,736
2,685	Cheil Industries, Inc.	229,258
329,460	China BlueChemical, Ltd., H shares	194,549
1,344	Eastman Chemical Co.	104,698
17,492	FMC Corp.	1,254,526
21,700	Hitachi Chemical Co., Ltd.	349,509
17,400	JSR Corp.	324,299
8,146	Koninklijke DSM NV	614,779
27,600	Kuraray Co., Ltd.	331,603
10,521	Lanxess AG	682,871
3,750	Linde AG	743,053
58,829	Mexichem SAB de C.V.	256,539
8,643	Monsanto Co.	902,070
7,100	Nitto Denko Corp.	465,236
11,019	Orica, Ltd.	206,222
778	PPG Industries, Inc.	129,973
2,573	Praxair, Inc.	309,300
173,600	PTT Global Chemical pcl	414,716
18,900	Shin-Etsu Chemical Co., Ltd.	1,160,496

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
4,064	Sociedad Quimica y Minera de Chile SA, ADR	$124,155
3,770	Syngenta AG, Registered Shares	1,540,670
134,000	Ube Industries, Ltd.	253,369

		12,564,927

Commercial Banks (3.8%):
39,724	Banco Bilbao Vizcaya Argentaria SA	446,231
43,019	Banco Santander Brasil SA, Sponsored ADR	298,982
10,662	Banco Santander Chile SA, ADR	280,304
73,915	Banco Santander SA	605,880
7,813	Bank of Nova Scotia	447,584
23,454	BB&T Corp.	791,573
27,365	BNP Paribas SA	1,852,020
2,367	Commonwealth Bank of Australia	157,312
176,581	HSBC Holdings plc	1,913,408
343,548	Intesa Sanpaolo SpA	709,726
924,918	Lloyds Banking Group plc *	1,103,349
5,120	M&T Bank Corp.	573,030
111,400	Mitsubishi UFJ Financial Group, Inc.	714,723
5,444	National Australia Bank, Ltd.	174,391
69,000	Oversea-Chinese Banking Corp., Ltd.	566,840
182,747	Sberbank of Russia	551,653
9,370	Societe Generale	467,252
31,400	Sumitomo Mitsui Financial Group, Inc.	1,524,639
17,917	Svenska Handelsbanken AB, A Shares	766,934
3,660	Toronto-Dominion Bank (The)	329,574
35,382	U.S. Bancorp	1,294,274
108,971	UniCredit SpA	697,254
76,751	Wells Fargo & Co.	3,171,351
5,464	Westpac Banking Corp.	166,936

		19,605,220

Communications Equipment (0.6%):
28,049	Cisco Systems, Inc.	656,908
1,523	Motorola Solutions, Inc.	90,436
38,810	QUALCOMM, Inc.	2,614,241

		3,361,585

Computers & Peripherals (0.5%):
82	Apple, Inc.	39,094
94,083	EMC Corp.	2,404,761
1,048	Western Digital Corp.	66,443

		2,510,298

Construction & Engineering (0.3%):
30,000	JGC Corp.	1,086,184
8,328	KBR, Inc.	271,826
59,000	Okumura Corp.	257,318
75,000	Toda Corp.	258,187

		1,873,515

Construction Materials (0.1%):
3,924	HeidelbergCement AG	302,610

Consumer Finance (0.6%):
17,565	American Express Co.	1,326,509
12,661	Capital One Financial Corp.	870,317
19,353	Discover Financial Services	978,101

		3,174,927

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.2%):
6,422	Avery Dennison Corp.	$279,485
12,652	Crown Holdings, Inc. *	534,927
16,525	Sealed Air Corp.	449,315

		1,263,727

Diversified Consumer Services (0.0%):
4,400	Benesse Holdings, Inc.	160,137

Diversified Financial Services (1.6%):
131,969	Bank of America Corp.	1,821,172
9,467	Berkshire Hathaway, Inc., Class B *	1,074,599
31,949	Citigroup, Inc.	1,549,846
5,193	Deutsche Boerse AG	390,724
400,000	General Electric Capital Corp., Series B	404,000
64,760	ING Groep NV *	734,767
59,777	JPMorgan Chase & Co.	3,089,873

		9,064,981

Diversified Metals & Mining (0.1%):
137,000	Jiangxi Copper Co., Ltd.	270,559

Diversified Telecommunication (0.0%):
747,705	PT Telekomunikasi Indonesia Tbk	135,903

Diversified Telecommunication Services (1.5%):
5,158	BCE, Inc.	220,463
149,645	BT Group plc	829,074
6,947	Chunghwa Telecom Co., Ltd., ADR ^	219,386
89,757	Deutsche Telekom AG, Registered Shares	1,301,757
14,779	France Telecom SA	185,364
9,242	KT Corp., ADR ^	154,988
7,600	Nippon Telegraph & Telephone Corp.	394,535
258,000	Singapore Telecommunications, Ltd.	767,868
801	Swisscom AG, Registered Shares	385,515
33,096	TDC A/S	280,048
471,033	Telecom Italia SpA	388,942
32,883	Telecom Italia SpA	21,810
14,935	Telefonica Brasil SA, ADR	335,141
40,260	Telefonica Deutschland Holding AG	317,918
42,103	Telefonica SA *	657,960
8,911	Telefonica SA, ADR *	137,942
176,900	Telekom Malaysia Berhad	284,115
7,365	TELUS Corp.	244,142
15,438	Ziggo NV	625,387

		7,752,355

Electric Utilities (0.7%):
14,404	American Electric Power Co., Inc.	624,413
9,449	Duke Energy Corp.	631,004
130,797	Federal Hydrogenerating Co. (RusHydro), ADR	205,684
2,935	Federal Hydrogenerating Co. (RusHydro), ADR	4,608
17,789	NextEra Energy, Inc.	1,425,967
29,734	PPL Corp.	903,319
32,922	Scottish & Southern Energy plc	786,214

		4,581,209

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.5%):
14,777	Eaton Corp. plc	$1,017,248
31,000	Mitsubishi Electric Corp.	327,274
12,542	Rockwell Automation, Inc.	1,341,241
26,600	Sumitomo Electric Industries, Ltd.	386,188

		3,071,951

Electronic Equipment, Instruments &
Components (0.5%):
1,985	Avnet, Inc.	82,794
39,608	Corning, Inc.	577,881
116,000	Hitachi, Ltd.	768,198
31,900	HOYA Corp.	755,792
6,600	Kyocera Corp.	351,699
7,700	Murata Manufacturing Co., Ltd.	590,117
1,200	TE Connectivity, Ltd.	62,136

		3,188,617

Energy Equipment & Services (1.3%):
572	Diamond Offshore Drilling, Inc.	35,647
13,034	Dresser-Rand Group, Inc. *	813,322
722	Helmerich & Payne, Inc.	49,782
22,199	National-Oilwell Varco, Inc.	1,733,963
26,421	Schlumberger, Ltd.	2,334,559
8,804	Technip-Coflexip SA	1,033,992
7,262	Tenaris SA, ADR	339,716

		6,340,981

Food & Staples Retailing (0.6%):
2,383	Casino Guichard-Perrachon SA	245,682
16,633	CVS Caremark Corp.	943,923
1,680	Kroger Co. (The)	67,771
62,981	Tesco plc	366,092
24,496	Wal-Mart Stores, Inc.	1,811,724

		3,435,192

Food Products (1.3%):
33,795	Cosan, Ltd., A Shares	519,429
14,978	General Mills, Inc.	717,746
19,884	Hillshire Brands Co.	611,234
12,195	Mead Johnson Nutrition Co.	905,601
40,793	Nestle SA, Registered Shares	2,858,019
25,605	SLC Agricola SA	251,335
30,862	Unilever NV	1,200,872
3,557	Unilever NV, NYS	134,170
3,932	Unilever plc, ADR	151,697
10,534	Unilever plc	406,790

		7,756,893

Gas Utilities (0.2%):
186,000	Tokyo Gas Co., Ltd.	1,022,567

Health Care Equipment & Supplies (0.6%):
15,152	Abbott Laboratories	502,895
9,248	Baxter International, Inc.	607,501
784	Becton, Dickinson & Co.	78,416
17,513	Covidien plc	1,067,242
519	Intuitive Surgical, Inc. *	195,284
13,244	Medtronic, Inc.	705,243
1,066	Stryker Corp.	72,051

		3,228,632

Health Care Providers & Services (2.7%):
14,776	Aetna, Inc.	945,960
27,588	Al Noor Hospitals Group plc *	364,998
1,102	AmerisourceBergen Corp.	67,332

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
102,600	Bangkok Dusit Medical Services pcl, Class F	$413,536
23,068	Cardinal Health, Inc.	1,202,996
8,471	DaVita, Inc. *	482,000
10,866	Envision Healthcare Holdings, Inc. *	282,842
9,924	Express Scripts Holding Co. *	613,105
7,298	Fresenius SE & Co. KGaA	906,478
25,082	HCA Holdings, Inc.	1,072,256
11,101	HealthSouth Corp.	382,762
9,957	Humana, Inc.	929,287
781,900	IHH Healthcare Berhad *	996,200
81,748	Life Healthcare Group Holdings Pte, Ltd.	290,787
7,887	McKesson, Inc.	1,011,902
46,764	NMC Health plc	247,490
282,799	PT Siloam International Hospital Tbk *	254,201
78,000	Raffles Medical Group, Ltd.	195,944
4,000	Ship Healthcare Holdings, Inc.	156,178
113,997	Sinopharm Group Co., H Shares	285,868
9,659	Tenet Healthcare Corp. *	397,854
15,447	UnitedHealth Group, Inc.	1,106,160
19,919	Universal Health Services, Inc., Class B	1,493,725
5,765	WellPoint, Inc.	482,012

		14,581,873

Hotels, Restaurants & Leisure (0.3%):
7,561	Carnival Corp.	246,791
7,068	International Game Technology	133,797
14,533	McDonald’s Corp.	1,398,220
837	Wyndham Worldwide Corp.	51,032

		1,829,840

Household Durables (0.4%):
54,958	Barratt Developments plc *	274,530
42,516	Cyrela Brazil Realty SA Empreendimentos e Participacoes	321,586
72,805	MRV Engenharia e Participacoes SA	296,701
22,601	PulteGroup, Inc.	372,917
4,300	Rinnai Corp.	319,918
164,555	Taylor Wimpey plc	267,901

		1,853,553

Household Products (0.9%):
3,945	Church & Dwight Co., Inc.	236,897
18,010	Colgate-Palmolive Co.	1,067,993
645	Energizer Holdings, Inc.	58,792
6,628	Kimberly-Clark Corp.	624,490
32,243	Procter & Gamble Co. (The)	2,437,249
5,300	Unicharm Corp.	310,279

		4,735,700

Independent Power Producers & Energy Traders (0.2%):
40,467	AES Corp. (The)	537,806
36,160	Calpine Corp. *	702,589

		1,240,395

Industrial Conglomerates (1.5%):
7,371	3M Co.	880,171
150,219	Beijing Enterprises Holdings, Ltd.	1,083,963

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
8,720	Danaher Corp.	$604,470
130,653	General Electric Co.	3,121,301
50,000	Keppel Corp., Ltd.	415,500
22,111	Siemens AG, Registered Shares	2,665,393

		8,770,798

Insurance (2.2%):
16,593	ACE, Ltd.	1,552,441
10,643	AFLAC, Inc.	659,760
10,314	American International Group, Inc.	501,570
4,480	Arch Capital Group, Ltd. *	242,502
34,803	AXA SA	807,593
1,300	Axis Capital Holdings, Ltd.	56,303
4,453	Chubb Corp. (The)	397,475
1,440	CNA Financial Corp.	54,979
3,147	Lincoln National Corp.	132,143
18,423	MetLife, Inc.	864,959
20,100	MS&AD Insurance Group Holdings, Inc.	526,801
393	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	76,865
9,800	NKSJ Holdings, Inc.	252,910
2,641	Platinum Underwriters Holdings, Ltd.	157,747
20,738	Progressive Corp. (The)	564,696
7,707	Prudential Financial, Inc.	600,992
29,578	QBE Insurance Group, Ltd.	404,815
625	Reinsurance Group of America, Inc.	41,869
2,703	RenaissanceRe Holdings, Ltd.	244,703
29,000	Sony Financial Holdings, Inc.	533,303
61,400	Tokio Marine Holdings, Inc.	2,014,552
748	Torchmark Corp. ^	54,118
7,794	Travelers Cos., Inc. (The)	660,696
1,879	UnumProvident Corp.	57,197
29,330	XL Group plc, Class B	903,951

		12,364,940

Internet & Catalog Retail (0.3%):
2,763	Amazon.com, Inc. *	863,824
1,383	Expedia, Inc.	71,626
32,200	Rakuten, Inc.	489,370

		1,424,820

Internet Software & Services (1.2%):
15,682	eBay, Inc. *	874,899
11,532	Facebook, Inc., Class A *	579,368
5,117	Google, Inc., Class A *	4,482,031
240	Project Eagle Shell, Class A *(a)	4,584
18,506	Project Eagle Shell, Series D *(a)	353,465
20,670	Project Eagle Shell *(a)	394,797

		6,689,144

IT Services (1.5%):
700	Accenture plc, Class A	51,548
673	Alliance Data Systems Corp. *^	142,319
1,684	Amdocs, Ltd.	61,702
7,149	Atos Origin SA	558,627
5,346	Cap Gemini SA	318,147
20,918	Cielo SA	566,517
2,218	Computer Sciences Corp.	114,759

Shares		Fair Value
Common Stocks, continued
IT Services, continued
2,320	Fidelity National Information Services, Inc.	$107,741
4,594	MasterCard, Inc., Class A	3,090,751
17,948	Visa, Inc., Class A	3,429,864

		8,441,975

Leisure Equipment & Products (0.1%):
13,866	Mattel, Inc.	580,431

Life Sciences Tools & Services (0.6%):
19,046	Agilent Technologies, Inc.	976,108
1,636	Mettler-Toledo International, Inc. *	392,787
10,795	PerkinElmer, Inc.	407,511
11,822	Thermo Fisher Scientific, Inc.	1,089,398
5,907	Waters Corp. *	627,382

		3,493,186

Machinery (1.2%):
2,607	Andritz AG	153,465
136,775	CNH Industrial NV *	1,753,952
4,016	CNH Industrial NV *	50,195
45,978	Cummins India, Ltd.	300,034
3,231	Cummins, Inc.	429,303
1,700	Fanuc, Ltd.	281,165
88,090	Haitian International Holdings, Ltd.	201,322
80,000	IHI Corp.	338,289
54,433	Invensys plc	439,439
75,000	Kubota Corp.	1,089,387
53,000	Mitsubishi Heavy Industries, Ltd.	305,092
8,893	PACCAR, Inc.	494,984
482	Parker Hannifin Corp.	52,403
7,900	Samsung Heavy Industries Co., Ltd.	315,952
953	Stanley Black & Decker, Inc.	86,313
560	Valmont Industries, Inc.	77,790

		6,369,085

Media (1.5%):
6,221	Charter Communications, Inc., Class A *	838,342
50,846	Comcast Corp., Class A	2,295,698
2,445	DISH Network Corp., Class A	110,049
5,822	Eutelsat Communications SA	184,098
9,206	Grupo Televisa SAB *	51,421
7,765	Kabel Deutschland Holding AG	987,260
149	Kabel Deutschland Holding AG *	17,515
6,734	Liberty Media Corp. *	990,908
16,719	Manchester United plc, Class A *^	290,409
99,783	Mediaset *	405,463
7,543	Pearson plc	153,510
5,604	RTL Group	568,705
28,276	Shaw Communications, Inc., Class B ^	656,726
27,000	Singapore Press Holdings, Ltd. ^	88,507
4,594	Time Warner Cable, Inc.	512,690
11,044	WPP plc	227,332
43,856	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	261,108

		8,639,741

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (2.0%):
41,236	Antofagasta plc	$547,281
52,259	BHP Billiton plc	1,539,031
16,907	Boliden AB	253,546
10,320	Detour Gold Corp. *	87,478
42,241	Eldorado Gold Corp.	285,052
32,589	First Quantum Minerals, Ltd.	606,910
50,225	Fortescue Metals Group, Ltd.	222,836
32,286	Freeport-McMoRan Copper & Gold, Inc.	1,068,020
32,172	Glencore International plc	175,471
53,631	Goldcorp, Inc.	1,394,941
46,277	Kinross Gold Corp.	233,205
6,766	Kinross Gold Corp.	34,168
21,027	Newcrest Mining, Ltd. ^	229,660
21,738	Newmont Mining Corp.	610,838
43,844	Osisko Mining Corp. *	221,796
61,444	Polyus Gold International, Ltd.	190,586
43,743	Rio Tinto plc	2,142,009
20,786	Silver Wheaton Corp.	514,869
8,220	Southern Copper Corp.	223,913
10,703	Teck Resources, Ltd., Class B	287,269

		10,868,879

Multiline Retail (0.1%):
922	Macy’s, Inc.	39,895
5,800	Ryohin Keikaku Co., Ltd.	524,885

		564,780

Multi-Utilities (0.6%):
16,369	CenterPoint Energy, Inc.	392,365
16,096	CMS Energy Corp.	423,647
17,336	Dominion Resources, Inc.	1,083,153
85,740	National Grid plc	1,014,194
4,657	Sempra Energy	398,639

		3,311,998

Office Electronics (0.1%):
18,490	Canon, Inc.	590,965

Oil, Gas & Consumable Fuels (5.1%):
23,985	Anadarko Petroleum Corp.	2,230,364
68,721	Athabasca Oil Corp. *	523,798
89,639	BG Group plc	1,713,356
14,026	BP plc, ADR	589,513
50,861	BP plc	356,790
20,260	Canadian Natural Resources, Ltd.	636,974
13,883	Chevron Corp.	1,686,784
14,120	Cobalt International Energy, Inc. *	351,023
10,239	Devon Energy Corp.	591,405
81,560	Eni SpA	1,880,208
4,651	EOG Resources, Inc.	787,321
28,944	Genel Energy plc *	440,228
60,400	INPEX Corp.	714,097
30,625	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	455,102
242,000	Kunlun Energy Co., Ltd.	338,889
71,510	Marathon Oil Corp.	2,494,268
31,946	Marathon Petroleum Corp.	2,054,766
893	Murphy Oil Corp.	53,866
16,296	Occidental Petroleum Corp.	1,524,328
40,633	Petroleo Brasileiro SA, ADR	629,406
21,236	Phillips 66	1,227,866
21,333	QEP Resources, Inc.	590,711
8,887	SM Energy Co.	685,988
50,148	Statoil ASA	1,139,664

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,282	Suncor Energy, Inc.	$45,870
51,249	Suncor Energy, Inc.	1,832,703
16,642	Total SA, Sponsored ADR	963,904
12,747	Total SA ^	740,793
2,711	Valero Energy Corp.	92,581
14,350	Whiting Petroleum Corp. *	858,848

		28,231,414

Paper & Forest Products (0.0%):
2,385	International Paper Co.	106,848

Personal Products (0.2%):
5,381	Beiersdorf AG	477,772
56,252	Hypermarcas SA	451,884
8,000	Kao Corp.	250,007

		1,179,663

Pharmaceuticals (3.1%):
33,464	Abbvie, Inc.	1,496,845
6,271	Allergan, Inc.	567,212
6,400	Astellas Pharma, Inc.	327,183
17,321	AstraZeneca plc	900,073
17,267	Bristol-Myers Squibb Co.	799,117
941	GlaxoSmithKline plc, Sponsored ADR	47,210
150,000	Hypermarcas SA (b)	151,875
4,286	Johnson & Johnson Co.	371,553
29,596	Merck & Co., Inc.	1,409,066
15,804	Novartis AG, Registered Shares	1,215,122
10,400	Otsuka Holdings Co., Ltd.	301,977
3,605	Perrigo Co.	444,785
120,036	Pfizer, Inc.	3,446,233
11,522	Roche Holding AG	3,109,007
22,891	Sanofi-Aventis SA	2,321,093
891	Sanofi-Aventis SA, ADR	45,111
24,038	Shire plc	962,370
152,000	Sino Biopharmaceutical, Ltd.	103,047
2,411	Valeant Pharmaceuticals International, Inc. *	251,540

		18,270,419

Professional Services (0.1%):
33,033	Qualicorp SA *	300,544

Real Estate Investment Trusts (REITs) (0.9%):
13,772	American Capital Agency Corp.	310,834
9,825	American Tower Corp.	728,327
12,674	Equity Residential Property Trust	678,946
63,789	Fibra Uno Amdinistracion SA	176,883
6,063	Health Care REIT, Inc., Series I	349,570
117,465	Link REIT (The)	575,802
4,173	Simon Property Group, Inc.	618,564
166,550	TF Administradora Industrial S de RL de C.V.	330,880
1,190	Unibail-Rodamco SE	295,357

		4,065,163

Real Estate Management & Development (0.6%):
18,675	BR Malls Participacoes SA	170,416
14,750	Brookfield Asset Management, Inc., Class A	551,650
256,000	CapitaLand, Ltd.	631,356

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
3,000	Daito Trust Construction Co., Ltd.	$300,477
59,321	St. Joe Co. (The) *^	1,163,878
54,000	Sun Hung Kai Properties, Ltd.	735,846

		3,553,623

Road & Rail (0.8%):
87,155	Asciano, Ltd.	473,980
5,226	Canadian National Railway Co.	529,760
2,133	Canadian Pacific Railway, Ltd.	262,999
14,800	East Japan Railway Co.	1,275,929
11,338	Union Pacific Corp.	1,761,245
5,600	West Japan Railway Co.	240,254

		4,544,167

Semiconductors & Semiconductor Equipment (0.8%):
63,222	Freescale Semiconductor, Ltd. *	1,052,646
824	KLA-Tencor Corp.	50,140
8,900	ROHM Co., Ltd.	366,161
2,092	Samsung Electronics Co., Ltd.	2,648,998

		4,117,945

Software (2.1%):
31,747	Activision Blizzard, Inc.	529,222
2,590	Adobe Systems, Inc. *	134,525
1,620	CA, Inc.	48,065
818	Check Point Software Technologies, Ltd. *	46,266
11,785	Citrix Systems, Inc. *	832,139
43,348	Electronic Arts, Inc. *	1,107,541
635	Intuit, Inc.	42,107
71,841	Microsoft Corp.	2,393,024
4,100	Nintendo Co., Ltd.	465,965
113,153	Oracle Corp.	3,753,285
10,515	Red Hat, Inc. *	485,162
1,820	Symantec Corp.	45,045
37,655	TIBCO Software, Inc. *	963,591
8,092	VMware, Inc., Class A *	654,643

		11,500,580

Specialty Retail (0.3%):
223	Murphy USA, Inc. *	9,007
4,750	Nitori Co., Ltd.	435,756
660	Ross Stores, Inc.	48,048
3,942	Williams-Sonoma, Inc.	221,540
140,600	Yamada Denki Co., Ltd.	415,869
172,760	Zhongsheng Group Holdings, Ltd.	272,747

		1,402,967

Textiles, Apparel & Luxury Goods (0.3%):
16,557	Coach, Inc.	902,853
2,804	LVMH Moet Hennessy Louis Vuitton SA	552,565

		1,455,418

Trading Companies & Distributors (0.7%):
10,298	Fastenal Co.	517,475
45,000	Mitsubishi Corp.	912,900
140,800	Mitsui & Co., Ltd.	2,051,862
20,300	Sumitomo Corp.	274,202

		3,756,439

Transportation Infrastructure (0.1%):
615,711	Delta Topco, Ltd. *(a)	456,303

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
25,524	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR ^	$206,629

		662,932

Water Utilities (0.1%):
13,196	American Water Works Co., Inc.	544,731

Wireless Telecommunication Services (0.8%):
306,500	Axiata Group Berhad	647,396
6,548	Crown Castle International Corp. *	478,200
119,029	Far EasTone Telecommunications Co., Ltd.	296,793
12,300	KDDI Corp.	633,223
7,474	MTN Group, Ltd.	146,015
3,404	Philippine Long Distance Telephone Co., ADR ^	230,927
7,965	Rogers Communications, Inc., Class B ^	342,575
2,800	SoftBank Corp.	194,622
24,394	Vodafone Group plc, ADR	858,181
230,927	Vodafone Group plc	814,200

		4,642,132

Total Common Stocks (Cost $286,446,194)		327,242,555

Preferred Stocks (1.0%):
Auto Components (0.1%):
12,219	Mobileye N.V., Series F, Preferred Shares *(a)	426,443

Automobiles (0.3%):
6,419	Volkswagen AG, Preferred Shares	1,512,873

Commercial Banks (0.5%):
21,082	Citigroup Capital XIII, Preferred Shares	579,123
23,200	GMAC Capital Trust I, Series 2, Preferred Shares	620,600
9,733	HSBC Holdings plc, Series 2, Preferred Shares	263,277
28,716	Itau Unibanco Holding SA, Preferred Shares	406,674
9,440	RBS Capital Funding Trust VII, Series G, Preferred Shares	205,131
2,900	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR	63,481
4,850	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR	101,753
9,469	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR ^	222,427
4,409	U.S. Bancorp, Series G, Preferred Shares ^	118,778
8,909	U.S. Bancorp, Series F, Preferred Shares	231,545
311,000	USB Capital IX, Preferred Shares	236,360

		3,049,149

Diversified Financial Services (0.0%):
31,451	Fannie Mae, Series S, Preferred Shares	183,674

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Food & Staples Retailing (0.1%):
11,009	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares	$504,592

Total Preferred Stocks (Cost $5,182,773)		5,676,731

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(b)	58,458

Total Warrant (Cost $—)		58,458

Convertible Preferred Stocks (0.4%):
Aerospace & Defense (0.1%):
4,287	United Technologies Corp., 0.46%^	277,755

Airlines (0.0%):
650	Continental Airlines Finance Trust II, 3.41%	28,620

Automobiles (0.1%):
11,527	General Motors Co., Series B, 0.38%	578,079

Commercial Banks (0.0%):
207	Wells Fargo & Co., Series L, Class A, 0.03%	235,463

Electric Utilities (0.2%):
8,084	NextEra Energy, Inc., 0.41%	445,267
5,600	PPL Corp., 0.65%	300,888

		746,155

Health Care Providers & Services (0.0%):
3,038	Omnicare Capital Trust II, Series B ^	206,964

Metals & Mining (0.0%):
10,824	Cliffs Natural Resources, Inc., Series A, 1.42%^	213,990

Total Convertible Preferred Stocks (Cost $2,089,078)		2,287,026

Private Placements (0.8%):
Automobiles (0.1%):
300,000	Volkswagen International Finance NV (b)	448,636

Commercial Banks (0.1%):
150,000	Banco Santander SA (b)	137,625
265,000	CIT Group, Inc. (b)	274,275
400,000	Sberbank of Russia/SB Capital SA (b)	373,500
200,000	Vnesheconombank (b)	206,000

		991,400

Diversified Financial Services (0.2%):
449,000	Daimler Finance NA LLC (b)	450,587
78,000	Hyundai Capital America, Inc. (b)	78,125
199,000	Hyundai Capital America, Inc. (b)	198,510

		727,222

Media (0.0%):
200,000	NBCUniversal Enterprise, Inc. (b)	198,000

Oil, Gas & Consumable Fuels (0.1%):
244,200	Odebrecht Drilling VIII/IX (b)	248,474
406,000	Odebrecht Offshore Drilling Finance, Ltd. (b)	416,150

		664,624

Shares		Fair Value
Private Placements, continued
Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd. (a)	$403,750

Software (0.1%):
662,000	Salesforce.com, Inc. (b)	710,823

Tobacco (0.1%):
300,000	B.A.T. International Finance plc (b)	304,980

Total Private Placements (Cost $4,421,672)		4,449,435

Right (0.0%):
Commercial Banks (0.0%):
39,724	Banco Bilbao Vizcaya Argentaria SA *	5,427

Total Right (Cost $—)		5,427

Principal Amount		Fair Value
Convertible Bonds (1.8):
Automobiles (0.2%):
$400,000	Volkswagen International Finance NV, 5.50%, 11/9/15(b)	598,182

Biotechnology (0.4%):
159,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17	357,651
509,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	1,409,293

		1,766,944

Commercial Banks (0.1%):
598,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100(c)	523,250

Diversified Financial Services (0.1%):
2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14	263,355
20,000,000	Zeus (Cayman) II, Ltd., Series REGS, 1.02%, 8/18/16(a)	297,873

		561,228

Electrical Equipment (0.0%):
143,000	Suzlon Energy, Ltd. , 7/25/14	92,950

Food & Staples Retailing (0.1%):
400,000	Olam International, Ltd., 6.00%, 10/15/16(b)	383,700

Food Products (0.1%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14(a)	272,068

Health Care Providers & Services (0.0%):
40,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18	46,925

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Oil, Gas & Consumable Fuels (0.1%):
$540,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	$571,050
134,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	141,705
300,000	Essar Energy plc, 4.25%, 2/1/16(b)	244,500

		957,255

Pharmaceuticals (0.2%):
357,000	Mylan, Inc., 3.75%, 9/15/15	1,034,631

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16, Callable 11/15/13 @ 100(b)	597,435
1,250,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100(b)	994,159
500,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100(b)	399,235
278,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	309,101
300,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15(b)	404,400

		2,704,330

Software (0.1%):
117,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	138,791
325,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	385,532

		524,323

Total Convertible Bonds (Cost $8,377,220)		9,465,786

Floating Rate Loans (0.5%):
Energy Equipment & Services (0.2%):
130,612	Drillships Financing Holdings, Inc., 0.34%, 7/15/16(c)	132,000
261,225	Drillships Financing Holdings, Inc., 0.26%, 3/31/21(c)	263,511
405,533	Fieldwood Energy LLC, 0.44%, 9/20/20(c)	403,886

		799,397

Insurance (0.1%):
571,000	Delta Debtco, Ltd., 9.25%, 10/30/19(a)(c)	594,554

Media (0.1%):
395,015	Univision Communications, Inc., 4.50%, 3/1/20(c)	392,874

Principal Amount		Fair Value
Metals & Mining (0.0%):
$103,740	Constellium Holdco BV, 6.00%, 2/25/20(c)	$105,555
103,740	Constellium Holdco BV, 6.50%, 2/25/20(c)	141,909
106,396	Essar Steel Algoma, Inc., 8.75%, 9/18/14(c)	107,832

		355,296

Oil, Gas & Consumable Fuels (0.0%):
240,445	Quintero SA, 1.27%, 6/20/23(c)	201,012

Pharmaceuticals (0.1%):
382,113	Valeant Pharmaceuticals International, Inc., 4.50%, 6/26/20(c)	383,970

Wireless Telecommunication Services (0.0%):
255,000	Cricket Communications, Inc., 4.75%, 2/26/20(c)	254,773

Total Floating Rate Loans (Cost $2,912,679)		2,981,876

Collateralized Mortgage Obligations (0.1%):
626,091	Banc of America Large Loan, Inc., Class HLTN, Series 2010, 2.48%, 11/15/13(b)(c)	627,095

Total Collateralized Mortgage Obligations (Cost $625,031)		627,095

Corporate Bonds (1.9%):
Beverages (0.0%):
238,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17	236,999

Capital Markets (0.2%):
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	404,790
252,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	285,514
168,000	Morgan Stanley, Series G, 7.30%, 5/13/19	201,019

		891,323

Commercial Banks (0.1%):
168,000	Ally Financial, Inc., 4.50%, 2/11/14	169,530
310,000	HSBC USA, Inc., 1.63%, 1/16/18	303,871

		473,401

Communications Equipment (0.0%):
60,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	64,650

Computers & Peripherals (0.1%):
673,000	Apple, Inc., 1.00%, 5/3/18	648,270

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Construction Materials (0.0%):
$75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44(b)	$80,156
134,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63	147,400

		227,556

Consumer Finance (0.1%):
300,000	Ally Financial, Inc., 3.50%, 7/18/16	303,000

Diversified Financial Services (0.1%):
378,000	Bank of America Corp., 2.00%, 1/11/18, MTN	371,744
237,000	Bank of America Corp., 1.32%, 3/22/18, MTN(c)	237,737
183,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100(c)	170,648

		780,129

Diversified Telecommunication (0.5%):
2,464,000	Verizon Communications, Inc., 2.00%, 9/14/18(c)	2,590,895

Health Care Providers & Services (0.0%):
70,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78	73,500

Hotels, Restaurants & Leisure (0.3%):
1,859,000	Hilton Worldwide Finance LLC, 0.07%, 9/23/20(c)	1,855,616

IT Services (0.1%):
263,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.33	278,780

Media (0.0%):
135,000	Cablevision Systems Corp., 5.88%, 9/15/22^	132,300

Oil, Gas & Consumable Fuels (0.2%):
420,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104	446,250
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(b)	320,803
170,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23(b)	162,988

		930,041

Transportation Infrastructure (0.1%):
509,075	Delta Topco, Ltd., 10.00%, 11/24/60(a)	516,544

Principal Amount		Fair Value
Wireless Telecommunication Services (0.1%):
$391,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	$442,808

Total Corporate Bonds (Cost $10,305,902)		10,445,812

Foreign Bonds (8.3%):
Commercial Banks (0.2%):
460,000	Lloyds TSB Bank plc, Series E, 13.00%, 12/1/49, Callable 1/21/29 @ 100+(c)	1,128,071

Media (0.1%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88+(b)	288,126

Pharmaceuticals (0.0%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41+(b)	150,827

Sovereign Bonds (8.0%):
1,327,000	Australian Government, Series 129, 5.50%, 12/15/13+	1,245,387
3,084,000	Australian Government, Series 133, 5.50%, 4/21/23+	3,260,325
3,909,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(d)	4,252,364
786,000	Brazil Nota do Tesouro Nacional, Series NTNB , 8/15/24+(d)	854,331
3,501,012	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+	5,404,532
2,754,238	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19+	4,271,666
1,400,000	Canadian Government, 0.95%, 10/10/13+(e)	1,359,002
538,000	Canadian Government, 4.00%, 6/1/16+	558,984
864,000	Canadian Government, 1.50%, 3/1/17+	838,606
587,000	Canadian Government, 3.50%, 6/1/20+	616,786
1,500,000	Hong Kong Government, 1.67%, 3/24/14+	194,703
4,900,000	Hong Kong Government, 3.51%, 12/8/14+	655,888
2,350,000	Hong Kong Government, 1.69%, 12/22/14+	308,128
2,350,000	Hong Kong Government, 0.27%, 12/18/17+	294,341
4,800,000	Hong Kong Government, 0.53%, 3/19/18+	605,219
1,350,000	Hong Kong Government, 3.56%, 6/25/18+	193,618
120,000,000	Japan Treasury Bill, Series 364, 0.08%, 11/11/13+(e)	1,220,939
50,000,000	Japan Treasury Bill, Series 333, 0.08%, 12/20/13+(e)	508,704
60,000,000	Japan Treasury Bill, Series 379, 0.08%, 1/15/14+(e)	610,428

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Sovereign Bonds, continued
$170,000,000	Japan Treasury Bill, Series 386, 0.08%, 2/10/14+(e)	$1,729,485
2,979,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+	925,853
190,620,000	Mexican Cetes, Series BI , 10/3/13+(f)	1,456,100
74,448,000	Mexican Cetes, Series BI , 11/21/13+(f)	565,562
72,590,000	Mexican Cetes, Series BI , 12/19/13+(f)	550,282
62,976,000	Mexican Cetes, Series BI , 12/26/13+(f)	477,108
75,570,800	Mexican Cetes, Series BI , 1/9/14+(f)	571,730
92,870,000	Mexican Cetes, Series BI , 2/6/14+(f)	700,584
2,264,000	Queensland Treasury Corp., Series 17, 6.00%, 9/14/17+	2,316,324
1,001,000	Queensland Treasury Corp., Series 21, 6.00%, 6/14/21+	1,046,702
3,432,541	United Kingdom Treasury Note, 4.75%, 3/7/20+	6,508,927

		44,102,608

Wireless Telecommunication Services (0.0%):
100,000	Ziggo BV, 3.63%, 3/27/20+(b)	133,719

Total Foreign Bonds (Cost $46,535,688)		45,803,351

Yankee Dollars (1.8%):
Capital Markets (0.4%):
858,310	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/13 @ 105(b)	849,727
848,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(b)	812,276

		1,662,003

Commercial Banks (0.5%):
400,000	Banco Bradesco (Cayman), 4.50%, 1/12/17(b)	414,000
275,000	Banco Estado Chile, 2.03%, 4/2/15	280,037
450,000	Banco Santander Chile, 2.13%, 6/7/18(b)(c)	452,250
200,000	Export-Import Bank of Korea, 1.25%, 11/20/15	200,148
505,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	504,268
230,000	Nordea Bank AB, 3.13%, 3/20/17(b)	240,304
430,000	Rabobank Nederland, 3.38%, 1/19/17	457,535
250,000	Rabobank Nederland, 3.95%, 11/9/22	239,866
200,000	UBS AG Stamford CT, Series
	BKNT, 5.88%, 12/20/17	230,904

		3,019,312

Principal Amount		Fair Value
Diversified Financial Services (0.1%):
$300,000	CSG Guernsey I, Ltd., Series REGS, 7.88%, 2/24/41, Callable 8/24/16 @ 100(b)(c)	$318,750

Industrial Conglomerates (0.1%):
200,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(b)	208,887

Media (0.0%):
200,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88(b)	209,000
200,000	Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(b)	189,500

		398,500

Metals & Mining (0.0%):
139,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103(b)	142,475

Oil, Gas & Consumable Fuels (0.3%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38(b)	154,800
1,554,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25(b)	248,640
164,000	Petrobras Global Finance BV, 2.00%, 5/20/16	162,941
837,000	Petrobras Global Finance BV, 2.41%, 1/15/19(c)	821,096
110,000	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16(b)	122,925
100,000	TNK-BP Finance SA, 6.63%, 3/20/17(b)	109,750

		1,620,152

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Series E, 4.50%, 2/14/22(b)	202,534

Road & Rail (0.0%):
218,682	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(a)	175,274
87,000	Viterra, Inc., 5.95%, 8/1/20(b)	90,869

		266,143

Sovereign Bonds (0.3%):
517,000	Netherlands Government, 1.00%, 2/24/17(b)	517,119
1,028,000	Republic of Turkey, 6.75%, 4/3/18	1,134,912

		1,652,031

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount or Contracts		Fair Value
Wireless Telecommunication Services (0.1%):
$200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(b)	$184,000
299,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	322,920

		506,920

Total Yankee Dollars (Cost $10,494,339)		9,997,707

U.S. Treasury Obligations (25.8%):
U.S. Treasury Bills (21.1%)
12,695,000	0.04%, 10/3/13(e)	12,694,987
23,675,000	0.03%, 10/10/13(e)	23,674,906
19,050,000	0.04%, 10/17/13(e)	19,049,771
3,400,000	0.04%, 12/5/13(e)	3,399,969
3,500,000	0.02%, 12/12/13(e)	3,499,913
22,200,000	0.01%, 12/19/13(e)	22,199,267
800,000	0.04%, 1/2/14(e)	799,979
5,400,000	0.04%, 1/9/14(e)	5,399,887
9,800,000	0.03%, 1/16/14(e)	9,799,784
3,300,000	0.02%, 1/23/14(e)	3,299,921
5,400,000	0.01%, 2/6/14(e)	5,399,714
3,600,000	0.01%, 2/13/14(e)	3,599,798
3,500,000	0.01%, 3/6/14(e)	3,499,773

		116,317,669

U.S. Treasury Notes (4.7%)
2,975,000	0.25%, 3/31/15	2,976,395
3,991,000	2.25%, 3/31/16	4,169,035
2,451,500	0.63%, 9/30/17	2,409,557
4,625,400	1.00%, 5/31/18	4,566,139
5,782,700	1.38%, 7/31/18	5,793,092
2,513,700	1.38%, 9/30/18	2,511,933
794,700	2.00%, 11/15/21	776,819
901,100	1.75%, 5/15/22	853,440
1,256,200	1.63%, 11/15/22	1,163,064
1,209,800	2.50%, 8/15/23	1,197,513

		26,416,987

Total U.S. Treasury Obligations (Cost $142,892,991)		142,734,656

Purchased Put Swaptions (0.0%):
1,006,980	5-Year Interest Rate, Pay 6-Month JPY LIBOR, Exercise @ 1.07%, Exp 4/4/18 (JPY)	21,725

Total Purchased Put Swaptions (Cost $21,147)		21,725

Purchased Call Swaptions (0.1%):
1,474	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.84%, Exp 12/9/13 (USD)	190,760
1,032	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.85%, Exp 12/9/13 (USD)	137,624
2,421	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.70%, Exp 12/10/13 (USD)	202,730
609	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.65%, Exp 12/20/13 (USD)	42,639
470	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.70%, Exp 12/24/13 (USD)	38,437

Principal Amount or Contracts		Fair Value
Purchased Call Swaptions (0.1%): (continued)
687	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 1.65%, Exp 12/27/13 (USD)	$47,685

Total Purchased Call Swaptions (Cost $454,574)		659,875

Purchased Put Options (0.2%):
30	On Ibovespa Index, Strike @ 45503 Exp 10/16/13(d)	478
23	On KOSPI Index, Strike @ 244 Exp 12/12/13	3,967
1,458	On MSCI Emerging Markets Index, Strike @ 902 Exp 10/18/13	2,136
1,957	On MSCI Emerging Markets Index, Strike @ 889 Exp 11/15/13	9,288
1,629	On MSCI Emerging Markets Index, Strike @ 929 Exp 12/20/13	31,226
15,781	On Nikkei 225 Index, Strike @ 13500 Exp 10/11/13	6,674
17,880	On Nikkei 225 Index, Strike @ 13746 Exp 10/11/13	12,686
30,678	On Nikkei 225 Index, Strike @ 13126 Exp 10/11/13	5,844
52	On S&P 500 Index, Strike @ 1630 Exp 10/19/13	47,060
41	On S&P 500 Index, Strike @ 1635 Exp 10/19/13	40,385
3,576	On S&P 500 Index, Strike @ 1665 Exp 10/31/13	77,288
2,050	On S&P 500 Index, Strike @ 1670 Exp 11/15/13	62,013
77	On S&P 500 Index, Strike @ 1685 Exp 11/16/13	294,140
3,562	On S&P 500 Index, Strike @ 1680 Exp 11/15/13	121,649
12	On S&P 500 Index, Strike @ 1630 Exp 11/16/13	24,060
54,430	On USD/JPY FX, Strike @ 97 Exp 12/26/13	779
27,210	On USD/JPY FX, Strike @ 97 Exp 12/26/13	409

Total Purchased Put Options (Cost $1,600,896)		740,082

Purchased Call Options (0.1%):
27,342	On Activision Blizzard, Inc., Strike @ 20 Exp 1/17/14	5,250
11,932	On Aetna, Inc., Strike @ 60 Exp 1/18/14	69,521
20,464	On Agnico-Eagle Mines, Ltd., Strike @ 85 Exp 1/17/14	—
49,392	On Alcoa, Inc., Strike @ 15 Exp 1/17/14	86
24,268	On AngloGold, Ltd., Strike @ 65 Exp 1/17/14	—
3,801	On Apple, Inc., Strike @ 410 Exp 2/21/14	273,482
2,073	On Autozone, Inc., Strike @ 550 Exp 1/17/14	555
1,033	On Barrick Gold Corp., Strike @ 80 Exp 1/18/14	3,099
45,231	On Boston Scientific Corp., Strike @ 10 Exp 1/17/14	90,861

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts		Fair Value
Purchased Call Options (0.1%): (continued)
26,460	On Broadcom Corp., Strike @ 55 Exp 1/18/14	$—
28,665	On Caterpillar, Inc., Strike @ 135 Exp 1/18/14	3
9,709	On Coeur d’Alene Mines Corp., Strike @ 40 Exp 1/17/14	—
55,125	On Corning, Inc., Strike @ 20 Exp 1/17/14	953
28,813	On Eldorado Gold Corp., Strike @ 25 Exp 1/17/14	1
77,175	On EMC Corp., Strike @ 40 Exp 1/18/14	289
7,715	On Endeavour Silver Corp., Strike @ 20 Exp 1/17/14	2
4,874	On First Majestic Silver Corp., Strike @ 35 Exp 1/17/14	14
59,535	On Freeport-Mcmoran Copper & Gold, Inc., Strike @ 64 Exp 1/17/14	2
183	On Freeport-Mcmoran Copper & Gold, Inc., Strike @ 34 Exp 2/22/14	33,672
110,249	On General Electric Co., Strike @ 35 Exp 1/18/14	156
59,566	On Gold Fields, Ltd., Strike @ 22 Exp 1/17/14	—
646	On Goldcorp, Inc., Strike @ 80 Exp 1/18/14	1,292
41,895	On Halliburton Co., Strike @ 55 Exp 1/18/14	23,575
15,193	On Harmony Gold Mining Co., Ltd., Strike @ 15 Exp 1/17/14	4
110,249	On Hewlett-Packard Co., Strike @ 30 Exp 1/18/14	7,981
8,820	On Humana, Inc., Strike @ 105 Exp 1/18/14	12,247
25,625	On IAMGOLD Corp., Strike @ 30 Exp 1/17/14	—
11,466	On IBM Corp., Strike @ 295 Exp 1/17/14	5
110,249	On Intel Corp., Strike @ 40 Exp 1/18/14	23
30,870	On J.C. Penney Co., Inc., Strike @ 55 Exp 1/18/14	—
110,307	On Kinross Gold Corp., Strike @ 20 Exp 1/17/14	1
63,945	On Marvell Tech Group, Ltd., Strike @ 20 Exp 1/18/14	178
3,241	On MasterCard, Inc., Strike @ 660 Exp 1/18/14	132,032
19,845	On McDonald’s Corp., Strike @ 135 Exp 1/17/14	47
52	On MetLife, Inc., Strike @ 50 Exp 1/17/15	22,620
15,435	On Monster Beverage Corp., Strike @ 105 Exp 1/18/14	25
36,162	On NetApp, Inc., Strike @ 60 Exp 1/18/14	2,790
16,343	On New Gold, Inc., Strike @ 22 Exp 1/17/14	—
827	On Newmont Mining Corp., Strike @ 90 Exp 1/18/14	1,654
15,102	On NovaGold Resources, Inc., Strike @ 12 Exp 1/17/14	—
27,555	On Pan American Silver Corp., Strike @ 50 Exp 1/17/14	—

Contracts		Fair Value
Purchased Call Options (0.1%): (continued)
34	On Prudential Financial, Inc., Strike @ 83 Exp 1/17/15	$25,500
44,100	On Qualcomm, Inc., Strike @ 95 Exp 1/18/14	741
3,720	On Randgold Resources, Ltd., Strike @ 165 Exp 1/17/14	1
3,664	On Royal Gold, Inc., Strike @ 125 Exp 1/17/14	24
2,414	On S&P 500 Index, Strike @ 30 Exp 1/17/14	5
6,746	On Silver Standard Resources, Inc., Strike @ 30 Exp 1/17/14	—
27,673	On Silver Wheaton Corp., Strike @ 55 Exp 1/17/14	55
15,738	On Silvercorp Metals, Inc., Strike @ 15 Exp 1/17/14	—
94,106	On Staples, Inc., Strike @ 20 Exp 1/18/14	3,505
6,615	On Starwood Hotels & Worldwide, Inc., Strike @ 85 Exp 1/17/14	503
17,649	On Stillwater Mining Co., Strike @ 25 Exp 1/17/14	3
116,626	On Topix Index, Strike @ 1218 Exp 12/13/13	46,485
153,154	On Topix Index, Strike @ 1271 Exp 3/14/14	61,666
153,558	On Topix Index, Strike @ 1157 Exp 4/11/14	142,602
1,281	On Topix Index, Strike @ 1164 Exp 5/9/14	127,657
1,004	On Topix Index, Strike @ 1154 Exp 6/13/14	113,543
115,700	On Topix Index, Strike @ 1144 Exp 7/11/14	135,956
148,791	On Topix Index, Strike @ 1247 Exp 9/12/14	115,765
16,758	On United Technologies Corp., Strike @ 120 Exp 1/18/14	11,338
22,050	On UnitedHealth Group, Inc., Strike @ 85 Exp 1/18/14	6,718
10,143	On Visa, Inc., Strike @ 190 Exp 1/18/14	102,688
15,435	On Western Union Co., Strike @ 25 Exp 1/17/14	1,092
66,238	On Yamana Gold, Inc., Strike @ 30 Exp 1/17/14	18
15,435	On Yum! Brands, Inc., Strike @ 100 Exp 1/17/14	39

Total Purchased Call Options (Cost $2,146,434)		1,578,324

Exchange Traded Funds (1.3%):
47,752	Market Vectors Gold Miners, ETF	1,196,665
3,584	ETFS Platinum Trust (g)	492,155
4,245	ETFS Physical Palladium Shares (g)	300,291
75,708	iShares Gold Trust (g)	975,876
34,685	SPDR Gold Trust (g)	4,445,577

Total Exchange Traded Fund (Cost $8,553,792)		7,410,564

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.9%):
$5,190,397	Allianz Variable Insurance Products Securities Lending Collateral Trust (h)	$5,190,397

	Total Securities Held as Collateral for Securities on Loan (Cost $5,190,397)	5,190,397

Unaffiliated Investment Company (0.2%):
907,694	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	907,694

Total Unaffiliated Investment Company (Cost $907,694)		907,694

Total Investment Securities (Cost $539,158,501)(i) - 104.3%		578,284,576
Net other assets (liabilities) - (4.3)%		(24,809,662)

Net Assets - 100.0%		$553,474,915

Percentages indicated are based on net assets as of September 30, 2013.

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
JPY	- Notional amount stated is in Japanese Yen.
MTN	- Medium Term Note
NYS	- New York Shares
SPDR	- Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $5,010,365.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub- adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.90% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub- adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable rate security. The rate presented represents the rate in effect at September 30, 2013. The date presented represents the final maturity date.
(d)	Principal amount is stated in 1,000 Brazilian Real Units.
(e)	The rate represents the effective yield at September 30, 2013.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(i)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “-” are either $0 or round to less than $1.

Continued

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Securities Sold Short (0.0%):

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Fast Retailing Co., Ltd.	$(148,595)	$(150,950)	$(2,355)
Cablevision Systems Corp.	(24,325)	(21,488)	2,837

	$(172,920)	$(172,438)	$482

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-Mini December Futures (U.S. Dollar)	Short	12/23/13	(54)	$(2,653,290)	$89,876
SGX NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/13/13	17	1,256,232	(1,208)
S&P/Toronto Stock Exchange 60 Index December Futures (Canadian Dollar)	Long	12/20/13	1	141,858	(1,432)
FTSE 100 Index December Futures (British Pounds)	Long	12/23/13	4	416,297	(11,372)
NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/13/13	19	1,404,991	3,699
S&P 500 Index E-Mini December Futures (U.S. Dollar)	Long	12/23/13	38	3,181,170	(31,908)
German Stock Index December Futures (Euro)	Long	12/23/13	4	1,161,838	(16,716)
CAC40 10 Euro October Futures (Euro)	Long	10/21/13	6	336,499	(4,640)

Total					$26,298

Number of Contracts		Fair Value
Written Call Options (0.0%)
(12)	On ACE, Ltd., Strike @ 93 Exp 2/22/14	$(5,460)
(30)	On Ibovespa Index, Strike @ 50816 Exp 10/16/13	(19,594)
(1,458)	On MSCI Emerging Markets Index, Strike @ 1036 Exp 10/18/13	(7,618)
(1,957)	On MSCI Emerging Markets Index, Strike @ 1022 Exp 11/15/13	(39,647)
(1,629)	On MSCI Emerging Markets Index, Strike @ 1072 Exp 12/20/13	(14,826)
(3,801)	On Apple, Inc., Strike @ 480 Exp 2/21/14	(113,674)
(30,678)	On Nikkei 225 Index, Strike @ 14208 Exp 10/11/13	(132,096)
(17,880)	On Nikkei 225 Index, Strike @ 14718 Exp 10/11/13	(28,936)
(15,781)	On Nikkei 225 Index, Strike @ 14500 Exp 10/11/13	(40,544)
(3,562)	On S&P 500 Index, Strike @ 1765 Exp 11/15/13	(12,011)
(75)	On Carnival Corp., Strike @ 38 Exp 10/19/13	(375)
(58)	On Marathon Petroleum Corp., Strike @ 78 Exp 1/18/14	(4,640)
(110)	On Pultegroup, Inc., Strike @ 19 Exp 1/18/14	(7,150)
(28)	On SM Energy Co., Strike @ 70 Exp 11/16/13	(23,240)
(13)	On Travelers Cos., Inc. (The), Strike @ 83 Exp 1/18/14	(5,850)
(42)	On Whiting Petroleum Corp., Strike @ 53 Exp 12/21/13	(35,490)
(16)	On Williams-Sonoma, Inc., Strike @ 55 Exp 1/18/14	(5,760)
(22)	On Williams-Sonoma, Inc., Strike @ 53 Exp 1/18/14	(11,330)
(35)	On XL Group plc, Strike @ 32 Exp 4/19/14	(4,638)

Total Written Call Options (Premiums Received $(404,365))		$(512,879)

Number of Contracts		Fair Value
Written Put Options (0.0%)
(3,562)	On S&P 500 Index, Strike @ 1580 Exp 11/15/13	$(36,504)
(2,050)	On S&P 500 Index, Strike @ 1570 Exp 11/15/13	(18,669)
(15,781)	On Nikkei 225 Index, Strike @ 12500 Exp 10/11/13	(827)
(3,576)	On S&P 500 Index, Strike @ 1565 Exp 10/31/13	(18,478)
(56)	On Dresser Rand Group, Inc., Strike @ 60 Exp 3/22/14	(21,000)
(109)	On Pultegroup, Inc., Strike @ 15 Exp 1/18/14	(9,701)
(120)	On Phillips 66, Strike @ 58 Exp 5/17/14	(13,800)
(45)	On Marathon Petroleum Corp., Strike @ 65 Exp 4/19/14	$(29,700)
(90)	On Marathon Petroleum Corp., Strike @ 63 Exp 4/19/14	(47,700)
(116,626)	On Topix Index, Strike @ 1089 Exp 12/13/13	(19,672)
(1,957)	On MSCI Emerging Markets Index, Strike @ 798 Exp 11/15/13	(1,728)
(390)	On S&P 500 Index, Strike @ 1150 Exp 12/20/13	(103)
(1,458)	On MSCI Emerging Markets Index, Strike @ 809 Exp 10/18/13	(226)
(148,791)	On Topix Index, Strike @ 1079 Exp 12/13/13	(22,292)
(30,678)	On Nikkei 225 Index, Strike @ 11773 Exp 10/11/13	(397)
(17,880)	On Nikkei 225 Index, Strike @ 12774 Exp 10/11/13	(1,631)
(1,629)	On MSCI Emerging Markets Index, Strike @ 834 Exp 12/20/13	(8,023)
(153,154)	On Topix Index, Strike @ 1112 Exp 3/14/14	(59,673)

Total Written Put Options (Premiums Received $(678,423))		$(310,124)

Number of Contracts		Fair Value
Written Put Swaptions (0.0%)
(2,421)	5-Year Interest Rate, Pay 6-Month USD LIBOR, Exercise @ 2.50%, Exp 12/10/13 (USD)	$(23,227)

Total Written Put Swaptions (Premiums Received $(32,078))		$(23,227)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

At September 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Credit Suisse First Boston	10/3/13	1,257,200	$1,133,994	$1,172,332	$(38,338)
Australian Dollar	Morgan Stanley	10/4/13	1,464,600	1,307,251	1,365,633	(58,382)
Australian Dollar	Credit Suisse First Boston	10/10/13	1,330,800	1,189,655	1,240,335	(50,680)
Australian Dollar	Morgan Stanley	10/11/13	1,119,300	1,001,718	1,043,137	(41,419)
Australian Dollar	BNP Paribas	10/17/13	1,258,000	1,131,103	1,171,891	(40,788)
Australian Dollar	Barclays Bank	10/18/13	1,368,200	1,219,217	1,274,455	(55,238)
Australian Dollar	Morgan Stanley	10/24/13	1,379,000	1,231,612	1,283,957	(52,345)
Brazilian Real	Morgan Stanley	10/18/13	1,237,036	518,000	555,744	(37,744)
Brazilian Real	UBS Warburg	10/18/13	1,882,761	773,000	845,839	(72,839)
Brazilian Real	Deutsche Bank	10/25/13	2,742,464	1,136,639	1,229,879	(93,240)
British Pound	JPMorgan Chase	10/10/13	436,000	683,299	705,692	(22,393)
British Pound	Deutsche Bank	10/11/13	1,224,300	1,897,849	1,981,585	(83,736)
European Euro	BNP Paribas	10/3/13	242,516	321,377	328,054	(6,677)
European Euro	UBS Warburg	10/4/13	1,476,100	1,960,941	1,996,745	(35,804)
European Euro	Goldman Sachs	10/10/13	420,600	559,890	568,960	(9,070)
European Euro	Barclays Bank	10/18/13	691,000	920,561	934,756	(14,195)
European Euro	Morgan Stanley	10/24/13	865,000	1,158,027	1,170,152	(12,125)
European Euro	Credit Suisse First Boston	10/31/13	634,000	840,925	857,675	(16,750)
European Euro	Deutsche Bank	10/31/13	429,400	569,500	580,892	(11,392)
European Euro	UBS Warburg	10/31/13	1,004,000	1,331,786	1,358,210	(26,424)
European Euro	Deutsche Bank	11/1/13	557,000	740,955	753,511	(12,556)
Japanese Yen	Bank of America	10/3/13	110,303,925	1,129,139	1,122,365	6,774
Japanese Yen	JPMorgan Chase	10/3/13	119,241,270	1,216,748	1,213,305	3,443
Japanese Yen	Morgan Stanley	10/3/13	124,204,842	1,267,138	1,263,810	3,328
Japanese Yen	Barclays Bank	10/10/13	113,013,872	1,164,159	1,149,991	14,168
Japanese Yen	BNP Paribas	10/11/13	155,360,700	1,608,222	1,580,909	27,313
Japanese Yen	Deutsche Bank	10/11/13	176,404,813	1,798,214	1,795,048	3,166
Japanese Yen	Credit Suisse First Boston	10/17/13	126,459,550	1,295,692	1,286,868	8,824
Japanese Yen	JPMorgan Chase	10/25/13	155,479,222	1,562,134	1,582,258	(20,124)
Japanese Yen	UBS Warburg	10/25/13	77,248,619	776,368	786,132	(9,764)
Japanese Yen	Bank of America	10/31/13	131,236,960	1,328,847	1,335,602	(6,755)
Japanese Yen	Morgan Stanley	11/1/13	241,803,855	2,434,619	2,460,859	(26,240)
Japanese Yen	UBS Warburg	11/1/13	168,793,300	1,698,122	1,717,823	(19,701)
Japanese Yen	BNP Paribas	11/6/13	118,951,027	1,199,623	1,210,605	(10,982)
Japanese Yen	Credit Suisse First Boston	11/6/13	113,748,400	1,145,733	1,157,656	(11,923)
Japanese Yen	Morgan Stanley	11/6/13	113,815,400	1,147,344	1,158,338	(10,994)
Japanese Yen	Credit Suisse First Boston	11/7/13	117,596,450	1,188,443	1,196,826	(8,383)
Japanese Yen	Goldman Sachs	11/7/13	117,698,560	1,192,730	1,197,865	(5,135)
Japanese Yen	Credit Suisse First Boston	11/12/13	120,000,000	1,215,805	1,221,319	(5,514)
Japanese Yen	BNP Paribas	12/20/13	50,000,000	499,002	509,050	(10,048)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	UBS Warburg	1/15/14	60,000,000	$614,125	$610,999	$3,126
Japanese Yen	Deutsche Bank	2/10/14	170,000,000	1,725,888	1,731,492	(5,604)
Mexican Peso	Deutsche Bank	10/3/13	19,062,000	1,509,640	1,456,149	53,491
Mexican Peso	Credit Suisse First Boston	11/21/13	7,444,800	567,534	566,411	1,123
Mexican Peso	Morgan Stanley	12/19/13	7,259,000	567,864	551,112	16,752
Mexican Peso	Credit Suisse First Boston	12/26/13	6,297,600	492,192	477,869	14,323
Mexican Peso	UBS Warburg	1/9/14	7,557,080	588,929	572,831	16,098
Mexican Peso	UBS Warburg	2/6/14	9,287,000	681,855	702,462	(20,607)

				$53,243,408	$54,035,388	$(791,980)

Long Contracts:
Australian Dollar	Credit Suisse First Boston	10/3/13	585,452	$553,000	$545,930	$(7,070)
Australian Dollar	Morgan Stanley	10/4/13	1,464,600	1,340,680	1,365,633	24,953
Australian Dollar	Credit Suisse First Boston	10/10/13	1,330,800	1,249,788	1,240,335	(9,453)
Australian Dollar	BNP Paribas	10/17/13	1,258,000	1,171,827	1,171,891	64
Australian Dollar	Barclays Bank	10/18/13	1,368,200	1,266,625	1,274,455	7,830
Canadian Dollar	Credit Suisse First Boston	11/7/13	712,603	690,360	691,257	897
European Euro	Brown Brothers Harriman	10/7/13	1,147,300	1,533,217	1,551,982	18,765
European Euro	Barclays Bank	10/25/13	900,300	1,212,952	1,217,908	4,956
Japanese Yen	Deutsche Bank	10/11/13	126,371,280	1,295,000	1,285,920	(9,080)

				$10,313,449	$10,345,311	$31,862

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

At September 30, 2013, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Barclays Bank	900,300 EUR	119,846,135 JPY	$1,212,952	$1,211,228	$(1,724)

				$1,212,952	$1,211,228	$(1,724)

Over-the-Counter Credit Default Swap Agreements - Buy Protection(a)

At September 30, 2013, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38%	$505,000	5.00%	$(29,988)	$27,523	$(2,465)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	505,000	5.00	(29,988)	27,573	(2,415)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	1,115,000	5.00	(66,210)	58,284	(7,926)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	1,027,000	5.00	(60,985)	44,469	(16,516)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	1,072,126	5.00	(63,664)	54,142	(9,522)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	544,608	5.00	(32,340)	22,995	(9,345)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	418,540	5.00	(24,853)	10,398	(14,455)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38	533,000	5.00	(31,650)	10,031	(21,619)

						$(339,678)	$255,415	$(84,263)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)

At September 30, 2013, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 20	JPMorgan Chase	6/20/18	4.38%	450,000	5.00%	$(26,522)	$18,493	$(8,029)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 21	JPMorgan Chase	12/20/18	4.38	400,000	5.00	(17,843)	18,354	511

						$(44,365)	$36,847	$(7,518)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

At September 30, 2013, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)	Fixed Rate	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 21	JPMorgan Chase	12/20/18	0.88%	651,000	1.00%	$5,794	$6,336	$(541)

						$5,794	$6,336	$(541)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Over-the-Counter Interest Rate Swap Agreements

At September 30, 2013, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	0.49%	9/14/15	Deutsche Bank	$560,000	$(402)	$(402)
Pay	3-Month U.S. Dollar LIBOR BBA	0.49%	9/17/15	Deutsche Bank	400,000	(286)	(286)
Pay	3-Month U.S. Dollar LIBOR BBA	0.60%	9/17/15	Deutsche Bank	600,000	(1,684)	(1,684)
Pay	3-Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	JPMorgan Chase	1,490,000	(1,358)	(1,358)
Pay	3-Month U.S. Dollar LIBOR BBA	0.76%	2/28/16	Deutsche Bank	1,063,750	8,976	8,976
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	Deutsche Bank	1,253,000	521	521
Pay	3-Month U.S. Dollar LIBOR BBA	1.50%	9/27/16	Deutsche Bank	1,700,000	2,218	2,218
Pay	3-Month U.S. Dollar LIBOR BBA	0.83%	9/27/16	Deutsche Bank	1,150,000	(6,041)	(6,041)
Pay	3-Month U.S. Dollar LIBOR BBA	1.03%	9/27/16	Deutsche Bank	200,000	(662)	(662)
Pay	3-Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	Deutsche Bank	6,121,273	(21,519)	(21,519)
Pay	3-Month U.S. Dollar LIBOR BBA	1.46%	9/28/16	Deutsche Bank	1,600,000	1,335	1,335
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Goldman Sachs	6,073,000	(22,212)	(22,212)
Pay	3-Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Deutsche Bank	1,350,000	(4,931)	(4,931)
Pay	3-Month U.S. Dollar LIBOR BBA	1.04%	9/28/16	Deutsche Bank	1,200,000	(3,924)	(3,924)
Pay	3-Month U.S. Dollar LIBOR BBA	1.16%	9/14/18	Deutsche Bank	250,000	(4,373)	(4,373)
Pay	3-Month U.S. Dollar LIBOR BBA	1.49%	9/17/18	Deutsche Bank	200,000	(342)	(342)
Pay	3-Month U.S. Dollar LIBOR BBA	1.19%	9/17/18	JPMorgan Chase	610,300	(9,960)	(9,960)
Pay	3-Month U.S. Dollar LIBOR BBA	1.13%	9/17/18	Deutsche Bank	200,000	(3,825)	(3,825)
Pay	3-Month U.S. Dollar LIBOR BBA	1.40%	2/28/19	Deutsche Bank	427,119	(18,531)	(18,531)

						$(87,000)	$(87,000)

Centrally Cleared Interest Rate Swap Agreements

At September 30, 2013, the Fund’s open centrally cleared interest rate swap agreements were as follows: (a)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Clearing Agent	Notional Amount (Local)		Premiums Paid/(Received)	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	1.28%	8/28/16	JPMorgan Chase	7,307,000	USD	$99	$(51,061)	$(51,160)
Pay	3-Month U.S. Dollar LIBOR BBA	1.30%	8/28/16	JPMorgan Chase	7,306,000	USD	99	(53,600)	(53,699)
Pay	3-Month U.S. Dollar LIBOR BBA	1.78%	9/27/16	Deutsche Bank	940,000	USD	12	3,799	3,787
Pay	3-Month U.S. Dollar LIBOR BBA	2.54%	8/28/19	JPMorgan Chase	2,923,000	USD	45	56,043	55,998
Pay	3-Month U.S. Dollar LIBOR BBA	2.55%	8/28/19	JPMorgan Chase	2,924,000	USD	45	57,473	57,428

								$12,654	$12,354

Total Return Swaps at September 30, 2013

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation)
Citibank NA	KOSPI 200 Index December Futures	12/12/13	(4,281,300)	KRW	$(3,984)
Citibank NA	KOSPI 200 Index December Futures	12/12/13	(11,622,600)	KRW	(10,816)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/16	560,000	JPY	5,698
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/16	110,000	JPY	1,119
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/17	1,410,000	JPY	14,347
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini December Futures	3/31/17	819,000	JPY	8,333

					$14,697

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Airlines (0.7%):
45,900	United Continental Holdings, Inc. *	$1,409,589

Auto Components (1.0%):
30,075	TRW Automotive Holdings Corp. *	2,144,648

Automobiles (1.3%):
42,736	Harley-Davidson, Inc.	2,745,361

Building Products (1.1%):
84,250	USG Corp. *	2,407,865

Capital Markets (2.8%):
66,825	Raymond James Financial, Inc.	2,784,598
115,750	TD Ameritrade Holding Corp.	3,030,335

		5,814,933

Chemicals (2.1%):
16,925	International Flavor & Fragrances, Inc.	1,392,928
25,975	Methanex Corp.	1,331,738
11,023	PPG Industries, Inc.	1,841,502

		4,566,168

Commercial Banks (9.3%):
83,325	CIT Group, Inc. *	4,063,760
31,385	City National Corp.	2,092,124
39,950	Cullen/Frost Bankers, Inc.	2,818,473
70,400	East West Bancorp, Inc.	2,249,280
240,916	Fifth Third Bancorp	4,346,124
20,776	SVB Financial Group *	1,794,423
89,931	Zions Bancorp	2,465,908

		19,830,092

Communications Equipment (1.2%):
13,000	F5 Networks, Inc. *	1,114,880
76,050	Juniper Networks, Inc. *	1,510,353

		2,625,233

Computers & Peripherals (0.9%):
33,550	SanDisk Corp.	1,996,561

Containers & Packaging (2.9%):
73,400	MeadWestvaco Corp.	2,817,092
59,075	Packaging Corp. of America	3,372,592

		6,189,684

Electric Utilities (3.6%):
67,800	Great Plains Energy, Inc.	1,505,160
86,275	NV Energy, Inc.	2,036,952
71,175	Portland General Electric Co.	2,009,270
65,925	PPL Corp.	2,002,802

		7,554,184

Electrical Equipment (2.8%):
65,700	Babcock & Wilcox Co. (The)	2,215,404
52,120	Eaton Corp. plc	3,587,941

		5,803,345

Electronic Equipment, Instruments & Components (1.2%):
24,400	Arrow Electronics, Inc. *	1,184,132
40,375	FLIR Systems, Inc.	1,267,775

		2,451,907

Energy Equipment & Services (4.0%):
43,675	Cameron International Corp. *	2,549,310
8,719	Frank’s International NV *	260,960
21,800	Oceaneering International, Inc.	1,771,032
89,400	Superior Energy Services, Inc. *	2,238,576
105,200	Weatherford International, Ltd. *	1,612,716

		8,432,594

Shares		Fair Value
Common Stocks, continued
Food Products (1.6%):
14,875	Hershey Co.	$1,375,938
18,981	J.M. Smucker Co. (The)	1,993,764

		3,369,702

Gas Utilities (0.9%):
85,500	Questar Corp.	1,922,895

Health Care Equipment & Supplies (3.3%):
13,800	Cooper Cos., Inc. (The)	1,789,722
27,600	Teleflex, Inc.	2,270,928
35,025	Zimmer Holdings, Inc.	2,876,953

		6,937,603

Hotels, Restaurants & Leisure (1.9%):
38,600	Royal Caribbean Cruises, Ltd.	1,477,608
36,875	Starwood Hotels & Resorts Worldwide, Inc.	2,450,344

		3,927,952

Household Durables (1.3%):
139,850	D.R. Horton, Inc.	2,717,286

Independent Power Producers & Energy Traders (1.3%):
67,675	Calpine Corp. *	1,314,925
53,900	NRG Energy, Inc.	1,473,087

		2,788,012

Industrial Conglomerates (0.8%):
24,175	Carlisle Cos., Inc.	1,699,261

Insurance (6.8%):
43,950	Aon plc	3,271,638
66,775	Brown & Brown, Inc.	2,143,478
103,289	Hartford Financial Services Group, Inc. (The)	3,214,353
62,175	Lincoln National Corp.	2,610,728
72,247	Principal Financial Group, Inc.	3,093,616

		14,333,813

Internet & Catalog Retail (0.9%):
80,800	Liberty Media Corp. - Interactive, Class A *	1,896,376

Machinery (5.5%):
28,425	Crane Co.	1,752,970
46,150	Dover Corp.	4,145,654
58,975	Navistar International Corp. *^	2,151,408
20,500	PACCAR, Inc.	1,141,030
26,648	Stanley Black & Decker, Inc.	2,413,509

		11,604,571

Media (1.5%):
68,356	DISH Network Corp., Class A	3,076,704

Metals & Mining (0.8%):
104,150	Steel Dynamics, Inc.	1,740,347

Multiline Retail (0.9%):
45,425	Macy’s, Inc.	1,965,540

Multi-Utilities (1.5%):
49,400	CMS Energy Corp.	1,300,208
20,802	Sempra Energy	1,780,651

		3,080,859

Office Electronics (0.9%):
174,875	Xerox Corp.	1,799,464

Oil, Gas & Consumable Fuels (6.3%):
41,300	Cabot Oil & Gas Corp.	1,541,316
19,376	Cimarex Energy Co.	1,867,846
20,925	Gulfport Energy Corp. *	1,346,315
29,100	Marathon Petroleum Corp.	1,871,712
63,375	Noble Energy, Inc.	4,246,758

Continued

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
39,427	Whiting Petroleum Corp. *	$2,359,706

		13,233,653

Personal Products (0.7%):
72,100	Avon Products, Inc.	1,485,260

Pharmaceuticals (4.4%):
19,453	Actavis, Inc. *	2,801,232
73,425	Forest Laboratories, Inc. *	3,141,855
22,325	Jazz Pharmaceuticals plc *	2,053,230
18,525	Salix Pharmaceuticals, Ltd. *	1,238,952

		9,235,269

Real Estate Investment Trusts (REITs) (7.8%):
44,850	Colony Financial, Inc.	896,103
181,548	Host Hotels & Resorts, Inc.	3,207,952
48,547	Rayonier, Inc.	2,701,641
30,525	SL Green Realty Corp.	2,711,840
30,325	Taubman Centers, Inc.	2,041,176
98,650	UDR, Inc.	2,338,005
86,085	Weyerhaeuser Co.	2,464,614

		16,361,331

Real Estate Management & Development (0.9%):
81,950	CBRE Group, Inc. *	1,895,504

Road & Rail (2.2%):
122,800	Hertz Global Holdings, Inc. *	2,721,248
32,675	Ryder System, Inc.	1,950,698

		4,671,946

Semiconductors & Semiconductor Equipment (3.6%):
30,625	Avago Technologies, Ltd.	1,320,550
27,775	KLA-Tencor Corp.	1,690,109
36,525	Maxim Integrated Products, Inc.	1,088,445
43,700	Micron Technology, Inc. *	763,439
33,725	Nxp Semiconductors NV *	1,254,907
60,750	Skyworks Solutions, Inc. *	1,509,030

		7,626,480

Software (2.4%):
47,200	Autodesk, Inc. *	1,943,224
30,300	Citrix Systems, Inc. *	2,139,483
34,650	PTC, Inc. *	985,100

		5,067,807

Specialty Retail (0.7%):
39,150	Abercrombie & Fitch Co., Class A	1,384,736

Thrifts & Mortgage Finance (1.1%):
161,350	People’s United Financial, Inc.	2,320,213

Trading Companies & Distributors (1.2%):
78,746	AerCap Holdings NV *	1,532,397
16,500	United Rentals, Inc. *	961,785

		2,494,182

Wireless Telecommunication Services (1.4%):
27,300	SBA Communications Corp., Class A *	2,196,558
25,950	Telephone & Data Systems, Inc.	766,823

		2,963,381

Total Common Stocks (Cost $159,602,606)		205,572,311

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.8%):
$1,628,673	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$1,628,673

Total Securities Held as Collateral for Securities on Loan (Cost $1,628,673)		1,628,673

Unaffiliated Investment Company (2.5%):
5,232,913	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,232,913

Total Unaffiliated Investment Company (Cost $5,232,913)		5,232,913

Total Investment Securities (Cost $166,464,192)(c) - 100.8%		212,433,897
Net other assets (liabilities) - (0.8)%		(1,590,147)

Net Assets - 100.0%		$210,843,750

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $1,584,618.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Canada	0.6%
Ireland (Republic of)	1.7%
Liberia	0.7%
Netherlands	1.4%
Singapore	0.6%
Switzerland	0.8%
United Kingdom	1.5%
United States	92.7%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (1.5%):
20,020	Esterline Technologies Corp. *	$1,599,398
55,600	Keyw Holding Corp. (The) *^	747,820

		2,347,218

Airlines (0.4%):
84,212	Hawaiian Holdings, Inc. *^	626,537

Application Software (0.5%):
34,100	Tangoe, Inc. *	813,626

Auto Components (1.5%):
63,925	Dana Holding Corp.	1,460,047
31,188	Gentherm, Inc. *	595,067
19,210	Remy International, Inc.	388,810

		2,443,924

Biotechnology (0.1%):
126,151	Dynavax Technologies Corp. *^	151,381

Building Products (0.4%):
15,561	Universal Forest Products, Inc.	655,118

Capital Markets (0.4%):
65,586	GFI Group, Inc.	259,065
19,866	INTL FCStone, Inc. *	406,259

		665,324

Chemicals (2.3%):
23,481	A. Schulman, Inc.	691,750
26,084	LSB Industries, Inc. *	874,597
31,611	OM Group, Inc. *	1,067,819
40,610	Tronox, Ltd., Class A ^	993,727

		3,627,893

Commercial Banks (10.2%):
28,086	Ameris Bancorp *	516,221
11,124	BancFirst Corp.	601,475
15,070	Banner Corp.	575,071
26,311	Bryn Mawr Bank Corp.	709,608
36,920	Chemical Financial Corp.	1,030,806
57,810	Columbia Banking System, Inc.	1,427,906
13,460	Community Trust Bancorp, Inc.	546,341
3,438	First Citizens BancShares, Inc., Class A	706,853
122,300	First Commonwealth Financial Corp.	928,257
25,837	First Financial Corp.	815,674
12,986	First NBC Bank Holding Co. *	316,599
33,790	FirstMerit Corp.	733,581
61,330	Glacier Bancorp, Inc.	1,515,463
41,042	Hancock Holding Co.	1,287,897
14,475	Hudson Valley Holding Corp.	271,841
44,179	Investors Bancorp, Inc.	966,637
22,082	Merchants Bancshares, Inc.	639,274
5,323	Northrim Bancorp, Inc.	128,284
195,676	Synovus Financial Corp.	645,731
21,245	Union First Market Bankshares Corp.	496,496
3,062	Washington Banking Co.	43,052
31,144	Wintrust Financial Corp.	1,279,084

		16,182,151

Commercial Services & Supplies (2.3%):
71,150	Acco Brands Corp. *	472,436
32,543	EnerNOC, Inc. *	487,820
23,047	Ennis, Inc.	415,768
69,840	Steelcase, Inc., Class A	1,160,741
11,430	UniFirst Corp.	1,193,520

		3,730,285

Communications Equipment (0.2%):
51,067	Symmetricom, Inc. *	246,143

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.3%):
17,000	KHD Humboldt Wedag International AG	$117,682
14,335	Layne Christensen Co. *	286,127
9,016	Sterling Construction Co., Inc. *	83,398

		487,207

Consumer Finance (0.6%):
21,299	Cash America International, Inc.	964,419

Containers & Packaging (1.1%):
36,845	Greif, Inc., Class A	1,806,510

Diversified Consumer Services (0.3%):
34,238	Lincoln Educational Services Corp.	157,837
30,270	Universal Technical Institute, Inc.	367,175

		525,012

Diversified Financial Services (0.9%):
42,011	Interactive Brokers Group, Inc., Class A	788,547
26,640	PICO Holdings, Inc. *	577,022

		1,365,569

Diversified Telecommunication Services (0.1%):
30,410	Cbeyond, Inc. *	194,928

Electric Utilities (3.3%):
21,158	ALLETE, Inc.	1,021,931
29,560	El Paso Electric Co.	987,304
29,751	IDACORP, Inc.	1,439,949
13,398	MGE Energy, Inc.	730,861
40,106	Portland General Electric Co.	1,132,192

		5,312,237

Electrical Equipment (2.0%):
24,050	Brady Corp., Class A	733,525
25,992	EnerSys	1,575,895
105,951	GrafTech International, Ltd. *^	895,286

		3,204,706

Electronic Equipment, Instruments & Components (2.3%):
36,845	Electro Scientific Industries, Inc.	431,455
32,580	GSI Group, Inc. *	310,813
16,496	Littlelfuse, Inc.	1,290,317
11,772	Measurement Specialties, Inc. *	638,513
12,522	MTS Systems Corp.	805,791
5,433	Rofin-Sinar Technologies, Inc. *	131,533

		3,608,422

Energy Equipment & Services (3.2%):
14,860	Dawson Geophysical Co. *	482,504
20,026	Gulf Island Fabrication, Inc.	490,837
66,350	Newpark Resources, Inc. *	839,991
46,730	Patterson-UTI Energy, Inc.	999,088
32,041	Tesco Corp. *	530,920
50,323	TGC Industries, Inc.	397,048
23,639	Tidewater, Inc.	1,401,557

		5,141,945

Food & Staples Retailing (0.6%):
13,609	Andersons, Inc. (The)	951,269

Food Products (2.2%):
50,980	Chiquita Brands International, Inc. *	645,407
64,260	Darling International, Inc. *	1,359,742
46,259	Fresh Del Monte Produce, Inc.	1,372,967

Continued

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
4,101	John B Sanfilippo And Son, Inc.	$95,102

		3,473,218

Gas Utilities (1.7%):
26,806	Laclede Group, Inc. (The)	1,206,270
28,294	Southwest Gas Corp.	1,414,700

		2,620,970

Health Care Equipment & Supplies (0.7%):
28,503	CONMED Corp.	968,817
11,159	Orthofix International NV *	232,777

		1,201,594

Health Care Providers & Services (3.1%):
21,550	Centene Corp. *	1,378,338
14,771	Chemed Corp. ^	1,056,127
9,344	Ensign Group, Inc. (The)	384,132
19,020	Magellan Health Services, Inc. *	1,140,439
26,130	Molina Healthcare, Inc. *	930,228

		4,889,264

Health Care Technology (0.6%):
64,910	Allscripts Healthcare Solutions, Inc. *	965,212

Hotels, Restaurants & Leisure (1.9%):
30,037	Del Frisco’s Restaurant Group, Inc. *	605,846
28,170	Life Time Fitness, Inc. *	1,449,910
13,269	Red Robin Gourmet Burgers *	943,426

		2,999,182

Household Durables (0.6%):
8,518	Cavco Industries, Inc. *	485,100
28,040	UCP, Inc., Class A *	416,114

		901,214

Insurance (8.5%):
11,570	Allied World Assurance Co. Holdings AG	1,149,943
62,939	American Equity Investment Life Holding Co.	1,335,566
22,742	Argo Group International Holdings, Ltd.	975,177
22,799	Baldwin & Lyons, Inc., Class B	555,840
26,568	EMC Insurance Group, Inc.	801,822
20,810	Endurance Specialty Holdings, Ltd.	1,117,913
9,978	FBL Financial Group, Inc., Class A	448,012
23,781	Hanover Insurance Group, Inc. (The)	1,315,565
35,638	Horace Mann Educators Corp.	1,011,406
23,285	Kemper Corp.	782,376
3,282	National Western Life Insurance Co., Class A	662,209
10,858	Navigators Group, Inc. *	627,267
14,099	Safety Insurance Group, Inc.	746,824
65,196	Symetra Financial Corp.	1,161,793
27,047	United Fire Group, Inc.	824,122

		13,515,835

Internet Software & Services (0.8%):
25,767	j2 Global, Inc. ^	1,275,982

IT Services (1.1%):
55,814	Global Cash Access Holdings, Inc. *	435,907
34,745	MoneyGram International, Inc. *	680,307

Shares		Fair Value
Common Stocks, continued
IT Services, continued
23,000	TeleTech Holdings, Inc. *	$577,070

		1,693,284

Machinery (5.6%):
28,401	Albany International Corp., Class A	1,018,744
24,608	Altra Holdings, Inc.	662,201
39,782	Briggs & Stratton Corp.	800,414
14,655	CIRCOR International, Inc.	911,248
16,913	Dynamic Materials Corp.	392,043
16,911	EnPro Industries, Inc. *	1,018,211
17,303	FreightCar America, Inc.	357,826
9,254	Gorman-Rupp Co. (The)	371,270
17,030	Kadant, Inc.	572,038
16,120	L.B. Foster Co., Class A	737,329
4,559	Lydall, Inc. *	78,278
18,737	Mueller Industries, Inc.	1,043,089
42,937	Titan International, Inc. ^	628,598
12,630	Twin Disc, Inc.	330,022

		8,921,311

Metals & Mining (1.5%):
264,120	Hecla Mining Co. ^	829,337
22,686	Olympic Steel, Inc.	630,217
39,260	US Silica Holdings, Inc. ^	977,574

		2,437,128

Multi-Utilities (1.3%):
40,308	Avista Corp.	1,064,131
30,536	Vectren Corp.	1,018,376

		2,082,507

Oil, Gas & Consumable Fuels (4.2%):
32,040	Bill Barrett Corp. *^	804,524
1,092	Clayton Williams Energy, Inc. *	57,297
7,165	Cloud Peak Energy, Inc. *	105,111
53,150	Comstock Resources, Inc.	845,617
40,370	Energy XXI (Bermuda), Ltd.	1,219,174
133,280	Forest Oil Corp. *^	813,008
36,370	Rex Energy Corp. *	811,051
41,916	Stone Energy Corp. *	1,359,336
97,654	VAALCO Energy, Inc. *	544,909

		6,560,027

Personal Products (0.4%):
19,448	Inter Parfums, Inc.	583,246
Pharmaceuticals (0.8%):
41,380	Impax Laboratories, Inc. *	848,704
60,097	Supernus Pharmaceuticals, Inc. *^	440,511

		1,289,215

Professional Services (0.5%):
37,809	Korn/Ferry International *	809,113

Real Estate Investment Trusts (REITs) (7.8%):
34,446	AG Mortgage Investment Trust, Inc.	572,493
42,106	Associated Estates Realty Corp. ^	627,800
48,000	Campus Crest Communities, Inc.	518,400
43,795	Chesapeake Lodging Trust	1,030,934
90,107	Cousins Properties, Inc.	927,201
103,450	CYS Investments, Inc.	841,049
37,690	Highwoods Properties, Inc.	1,330,834
53,370	LaSalle Hotel Properties	1,522,111
14,588	National Health Investors, Inc.	829,911
17,890	Post Properties, Inc.	805,408

Continued

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
25,116	Potlatch Corp.	$996,603
31,340	Sabra Health Care REIT, Inc.	721,133
74,239	Sunstone Hotel Investors, Inc.	945,805
44,337	Terreno Realty Corp.	787,425

		12,457,107

Road & Rail (1.1%):
48,862	Heartland Express, Inc.	693,352
44,076	Werner Enterprises, Inc.	1,028,293

		1,721,645

Semiconductors & Semiconductor Equipment (5.2%):
29,270	ATMI, Inc. *	776,240
93,130	Cypress Semiconductor Corp. ^	869,834
113,990	Entegris, Inc. *	1,156,999
106,330	Integrated Device Technology, Inc. *	1,001,629
20,607	MA-COM Technology Solutions Holdings, Inc. *	350,731
39,174	MKS Instruments, Inc.	1,041,637
193,800	RF Micro Devices, Inc. *	1,093,032
29,540	Silicon Laboratories, Inc. *	1,261,653
38,290	Teradyne, Inc. *	632,551

		8,184,306

Software (1.9%):
65,240	Mentor Graphics Corp.	1,524,659
20,090	Progress Software Corp. *	519,929
35,043	PTC, Inc. *	996,272

		3,040,860

Specialty Retail (4.6%):
20,630	Children’s Place Retail Stores, Inc. (The) *	1,193,652
43,904	Destination XL Group, Inc. *	284,059
48,215	Finish Line, Inc. (The), Class A	1,199,107
23,250	Francesca’s Holdings Corp. *^	433,380
27,757	Haverty Furniture Co., Inc.	680,879
71,010	Pier 1 Imports, Inc.	1,386,115
39,049	Select Comfort Corp. *	950,843
25,652	Shoe Carnival, Inc.	692,861
23,601	Stage Store, Inc.	453,139

		7,274,035

Textiles, Apparel & Luxury Goods (2.8%):
52,560	Crocs, Inc. *	715,342
22,910	Deckers Outdoor Corp. *^	1,510,227
17,590	G-III Apparel Group, Ltd. *	960,238
22,560	Steven Madden, Ltd. *	1,214,405

		4,400,212

Thrifts & Mortgage Finance (3.5%):
78,569	Bank Mutual Corp.	492,628
9,994	BankFinancial Corp.	89,146
38,105	BankUnited, Inc.	1,188,495
69,966	Brookline Bancorp, Inc.	658,380
40,243	Home Federal Bancorp, Inc.	506,257
61,128	MGIC Investment Corp. *	445,012
46,360	Provident New York Bancorp	504,860
57,706	Washington Federal, Inc.	1,193,360
8,115	WSFS Financial Corp.	488,929

		5,567,067

Wireless Telecommunication Services (0.5%):
19,317	NTELOS Holdings Corp.	363,159

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
14,716	Shenandoah Telecommunications Co.	$354,656

		717,815

Total Common Stocks (Cost $121,100,582)		154,633,173

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.7%):
$9,113,063	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	9,113,063

Total Securities Held as Collateral for Securities on Loan (Cost $9,113,063)		9,113,063

Unaffiliated Investment Company (3.6%):
5,661,026	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,661,026

Total Unaffiliated Investment Company (Cost $5,661,026)		5,661,026

Total Investment Securities (Cost $135,874,671)(c) - 106.7%		169,407,262
Net other assets (liabilities) - (6.7)%		(10,666,678)

Net Assets - 100.0%		$158,740,584

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $8,877,983.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (94.0%):
Aerospace & Defense (0.3%):
57,190	Textron, Inc.	$1,579,016

Airport Services (0.1%):
33,560	WESCO Aircraft Holdings, Inc. *	702,411

Automobiles (0.4%):
30,240	Harley-Davidson, Inc.	1,942,618

Beverages (3.0%):
170,500	Coca-Cola Co. (The)	6,458,540
33,780	Diageo plc, ADR	4,292,762
62,586	Heineken Holding NV	3,959,352

		14,710,654

Capital Markets (9.0%):
27,780	Ameriprise Financial, Inc.	2,530,202
906,534	Bank of New York Mellon Corp. (The)	27,368,261
291,540	Charles Schwab Corp. (The)	6,163,156
6,250	Goldman Sachs Group, Inc. (The)	988,813
180,467	Julius Baer Group, Ltd.	8,426,725

		45,477,157

Chemicals (4.9%):
89,530	Air Products & Chemicals, Inc.	9,541,212
69,450	Ecolab, Inc.	6,858,882
31,877	Monsanto Co.	3,327,002
39,470	Praxair, Inc.	4,744,689

		24,471,785

Commercial Banks (5.7%):
693,876	Wells Fargo & Co.	28,670,956

Commercial Services & Supplies (0.6%):
108,264	Iron Mountain, Inc.	2,925,293

Computers & Peripherals (0.3%):
70,610	Hewlett-Packard Co.	1,481,398

Construction Materials (0.5%):
23,630	Lafarge SA	1,645,697
12,770	Martin Marietta Materials, Inc.	1,253,631

		2,899,328

Consumer Finance (6.2%):
413,990	American Express Co.	31,264,525

Diversified Financial Services (1.0%):
102,096	JPMorgan Chase & Co.	5,277,342

Energy Equipment & Services (0.7%):
38,790	Schlumberger, Ltd.	3,427,484

Food & Staples Retailing (8.6%):
140,080	Costco Wholesale Corp.	16,126,009
476,349	CVS Caremark Corp.	27,032,805

		43,158,814

Food Products (0.2%):
12,070	Nestle SA, Registered Shares	845,642

Health Care Providers & Services (7.0%):
203,520	Express Scripts Holding Co. *	12,573,466
88,820	Laboratory Corp. of America Holdings *	8,805,615
193,680	UnitedHealth Group, Inc.	13,869,424

		35,248,505

Household Durables (0.1%):
14,272	Hunter Douglas NV	609,572

Insurance (12.8%):
53,940	ACE, Ltd.	5,046,626
17,960	Alleghany Corp. *	7,357,314

Shares		Fair Value
Common Stocks, continued
Insurance, continued
145	Berkshire Hathaway, Inc., Class A *	$24,709,449
15,010	Everest Re Group, Ltd.	2,182,604
1,990	Fairfax Financial Holdings, Ltd. (a)	804,888
6,710	Fairfax Financial Holdings, Ltd.	2,734,649
200,170	Loews Corp.	9,355,946
2,070	Markel Corp. *	1,071,784
413,140	Progressive Corp. (The)	11,249,802

		64,513,062

Internet & Catalog Retail (2.3%):
166,000	Liberty Media Corp. - Interactive, Class A *	3,896,020
10,081	Liberty Ventures, Inc., Series A *	888,842
6,190	Netflix, Inc. *	1,914,010
5,040	Priceline.com, Inc. *	5,095,188

		11,794,060

Internet Software & Services (4.5%):
26,091	Google, Inc., Class A *	22,853,368

IT Services (1.0%):
25,000	Visa, Inc., Class A	4,777,500

Life Sciences Tools & Services (0.5%):
46,210	Agilent Technologies, Inc.	2,368,263

Machinery (1.5%):
131,130	PACCAR, Inc.	7,298,696

Marine (1.1%):
40,770	Kuehne & Nagel International AG, Registered Shares	5,342,072

Media (2.6%):
27,260	Grupo Televisa SA, ADR	761,917
111,210	Liberty Global plc, Series C *	8,388,570
53,420	Walt Disney Co. (The)	3,445,056

		12,595,543

Oil, Gas & Consumable Fuels (5.1%):
464,880	Canadian Natural Resources, Ltd.	14,615,827
29,140	EOG Resources, Inc.	4,932,819
72,690	Occidental Petroleum Corp.	6,799,423

		26,348,069

Paper & Forest Products (0.0%):
74,281	Emerald Plantation Holdings, Ltd. *(b)	7,428
488,000	Sino-Forest Corp. *(b)	—

		7,428

Professional Services (0.2%):
41,220	Experian plc	785,026

Real Estate Management & Development (1.8%):
109,140	Brookfield Asset Management, Inc., Class A	4,081,836
4,542	Brookfield Property Partners, LP ^	88,024
901,300	Hang Lung Group, Ltd.	4,808,256

		8,978,116

Semiconductors & Semiconductor Equipment (1.3%):
158,470	Texas Instruments, Inc.	6,381,587

Software (2.7%):
264,950	Activision Blizzard, Inc.	4,416,717
149,200	Microsoft Corp.	4,969,852

Continued

AZL Davis New York Venture Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
133,060	Oracle Corp.	$4,413,600

		13,800,169

Specialty Retail (6.0%):
291,959	Bed Bath & Beyond, Inc. *	22,585,949
158,720	CarMax, Inc. *	7,693,158

		30,279,107

Textiles, Apparel & Luxury Goods (0.3%):
12,800	Compagnie Financiere Richemont SA, Registered Shares	1,279,547

Tobacco (0.7%):
40,210	Philip Morris International, Inc.	3,481,784

Transportation Infrastructure (1.0%):
1,387,190	China Merchants Holdings International Co., Ltd.	5,039,464

Total Common Stocks (Cost $294,042,223)		472,615,361

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollar (0.0%):
Paper & Forest Products (0.0%):
$ 82,999	Emerald Plantation Holdings, Ltd., 6.00%, 1/30/20, Callable 1/30/17 @ 103.13 (b)	33,200

Total Yankee Dollar (Cost $70,586)		33,200

Securities Held as Collateral for Securities on Loan (0.0%):
$ 87,907	Allianz Variable Insurance Products Securities Lending Collateral Trust (c)	87,907

Total Securities Held as Collateral for Securities on Loan (Cost $87,907)		87,907

Unaffiliated Investment Company (6.1%):
30,607,129	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	30,607,129

Total Unaffiliated Investment Company (Cost $30,607,129)		30,607,129

Total Investment Securities (Cost $324,807,845)(e) - 100.1%		503,343,597
Net other assets (liabilities) - (0.1)%		(471,101)

Net Assets - 100.0%		$502,872,496

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $86,260.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(d)	The rate represents the effective yield at September 30, 2013.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Bermuda	0.5%
Canada	4.3%
France	0.3%
Hong Kong	2.0%
Ireland (Republic of)	0.2%
Mexico	0.2%
Netherlands	1.6%
Switzerland	4.2%
United Kingdom	0.9%
United States	85.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.0%):
Aerospace & Defense (1.8%):
26,150	Precision Castparts Corp.	$5,942,326

Air Freight & Logistics (1.3%):
37,010	FedEx Corp.	4,223,211

Auto Components (1.3%):
73,540	Delphi Automotive plc	4,296,207

Beverages (4.0%):
108,580	Coca-Cola Enterprises, Inc.	4,366,002
110,080	PepsiCo, Inc.	8,751,360

		13,117,362

Biotechnology (9.1%):
35,130	Alexion Pharmaceuticals, Inc. *	4,080,701
40,130	Amgen, Inc.	4,492,152
20,040	Biogen Idec, Inc. *	4,824,830
34,730	Celgene Corp. *	5,345,989
113,320	Gilead Sciences, Inc. *	7,121,029
8,720	Regeneron Pharmaceuticals, Inc. *	2,728,226
24,900	Vertex Pharmaceuticals, Inc. *	1,887,918

		30,480,845

Capital Markets (1.7%):
27,720	Ameriprise Financial, Inc.	2,524,738
44,440	T. Rowe Price Group, Inc.	3,196,569

		5,721,307

Chemicals (3.0%):
50,110	Eastman Chemical Co.	3,903,569
51,720	Praxair, Inc.	6,217,261

		10,120,830

Communications Equipment (2.9%):
196,620	Juniper Networks, Inc. *	3,904,873
84,850	QUALCOMM, Inc.	5,715,496

		9,620,369

Computers & Peripherals (1.3%):
170,620	EMC Corp.	4,361,047

Construction & Engineering (1.4%):
64,770	Fluor Corp.	4,596,079

Construction Materials (0.9%):
28,830	Martin Marietta Materials, Inc.	2,830,241

Consumer Finance (2.2%):
60,770	American Express Co.	4,589,350
50,420	Discover Financial Services	2,548,227

		7,137,577

Diversified Financial Services (1.1%):
20,080	IntercontinentalExchange, Inc. *	3,642,914

Electrical Equipment (1.3%):
60,650	Eaton Corp. plc	4,175,146

Energy Equipment & Services (3.4%):
40,350	National-Oilwell Varco, Inc.	3,151,739
91,650	Schlumberger, Ltd.	8,098,193

		11,249,932

Food & Staples Retailing (3.8%):
36,430	Costco Wholesale Corp.	4,193,822
55,890	CVS Caremark Corp.	3,171,758
89,940	Whole Foods Market, Inc.	5,261,489

		12,627,069

Food Products (1.1%):
117,960	Mondelez International, Inc., Class A	3,706,303

Health Care Providers & Services (1.3%):
33,080	McKesson, Inc.	4,244,164

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.9%):
64,210	Las Vegas Sands Corp.	$4,264,828
70,240	Starbucks Corp.	5,406,373

		9,671,201

Industrial Conglomerates (1.6%):
75,790	Danaher Corp.	5,253,763

Internet & Catalog Retail (3.3%):
21,180	Amazon.com, Inc. *	6,621,715
4,330	Priceline.com, Inc. *	4,377,414

		10,999,129

Internet Software & Services (6.7%):
128,810	Facebook, Inc., Class A *	6,471,414
13,030	Google, Inc., Class A *	11,413,108
17,420	LinkedIn Corp., Class A *	4,286,365

		22,170,887

IT Services (6.9%):
53,740	Cognizant Technology Solutions Corp., Class A *	4,413,129
42,690	International Business Machines Corp.	7,905,334
11,860	MasterCard, Inc., Class A	7,979,170
68,000	Paychex, Inc.	2,763,520

		23,061,153

Life Sciences Tools & Services (0.7%):
26,730	Illumina, Inc. *	2,160,586

Machinery (1.6%):
41,130	Cummins, Inc.	5,464,943

Media (4.7%):
150,080	Comcast Corp., Class A	6,776,112
131,210	Twenty-First Century Fox, Inc.	4,395,535
55,650	Viacom, Inc., Class B	4,651,227

		15,822,874

Multiline Retail (0.6%):
36,470	Dollar General Corp. *	2,059,096

Oil, Gas & Consumable Fuels (1.6%):
31,170	EOG Resources, Inc.	5,276,458

Pharmaceuticals (2.8%):
106,540	Bristol-Myers Squibb Co.	4,930,671
50,990	Eli Lilly & Co.	2,566,327
14,710	Perrigo Co.	1,814,920

		9,311,918

Road & Rail (1.9%):
42,660	Union Pacific Corp.	6,626,805

Semiconductors & Semiconductor Equipment (4.3%):
87,250	Analog Devices, Inc.	4,105,113
148,950	Texas Instruments, Inc.	5,998,216
86,060	Xilinx, Inc.	4,032,772

		14,136,101

Software (5.4%):
97,060	Adobe Systems, Inc. *	5,041,297
70,040	Intuit, Inc.	4,644,352
96,990	Oracle Corp.	3,217,158
96,850	Salesforce.com, Inc. *	5,027,484

		17,930,291

Specialty Retail (2.6%):
82,240	Home Depot, Inc. (The)	6,237,904
67,300	Urban Outfitters, Inc. *	2,474,621

		8,712,525

Textiles, Apparel & Luxury Goods (5.0%):
51,930	Michael Kors Holdings, Ltd. *	3,869,824

Continued

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
63,750	Nike, Inc., Class B	$4,630,799
28,060	PVH Corp.	3,330,441
56,870	Under Armour, Inc., Class A *	4,518,322

		16,349,386

Tobacco (2.5%):
97,150	Philip Morris International, Inc.	8,412,219

Total Common Stocks (Cost $241,020,857)		325,512,264

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Company (1.3%):
4,365,767	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	4,365,767

Total Affiliated Investment Company (Cost $4,365,767)		4,365,767

Exchange Traded Funds (0.9%):
37,020	iShares Russell 1000 Growth ETF	2,894,964

Total Exchange Traded Funds (Cost $2,822,009)		2,894,964

Total Investment Securities (Cost $248,208,633)(b) - 100.2%		332,772,995
Net other assets (liabilities) - (0.2)%		(560,141)

Net Assets - 100.0%		$332,212,854

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Hong Kong	1.2%
Ireland (Republic of)	1.3%
Netherlands	2.5%
United Kingdom	1.3%
United States	93.7%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (7.5%):
$ 223,207	AmeriCredit Automobile Receivables Trust, Class A3, Series 2011-2, 1.61%, 10/8/15	$223,361
1,500,000	AmeriCredit Automobile Receivables Trust, Class B, Series 2012-5, 1.12%, 11/8/17	1,493,320
1,786,642	Ares Collateralized Loan Obligation Funds, Class A2, Series 2007-3RA, 0.49%, 4/16/21(a)(b)	1,739,475
716,703	Auto ABS Compartiment, Class A, Series 2012-2, 2.80%, 4/27/25(b)	977,953
2,160,000	Cabela’s Master Credit Card Trust, Class A2, Series 2013-2A, 0.84%, 8/16/21(a)(b)	2,160,048
1,750,000	Capital Auto Receivables Asset Trust, Class A2, Series 2013-1, 0.62%, 7/20/16	1,748,257
2,090,000	CNH Equipment Trust, Class A3, Series 2013-A, 0.69%, 6/15/18	2,084,860
1,920,000	Credit Acceptance Auto Loan Trust, Class A, Series 2013-1A, 1.21%, 10/15/20(b)	1,919,066
1,450,644	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(b)	1,447,008
1,455,239	Ford Credit Auto Lease Trust, Class A3, Series 2012-A, 0.85%, 1/15/15	1,457,352
1,821,000	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	1,818,012
955,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2012-1, 2.28%, 1/15/16(a)	958,399
2,025,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2012-2, 1.92%, 1/15/19	2,059,599
1,595,000	Golden Credit Card Trust, Class A, Series 2013-1A, 0.43%, 2/15/18(a)(b)	1,591,267
2,205,000	HLSS Servicer Advance Receivables Backed Notes, Class AT6, Series 2013-T6, 1.29%, 9/15/44(b)	2,205,000
2,265,000	HLSS Servicer Advance Receivables Trust, Class A2, Series 2013-T2, 1.15%, 5/16/44(a)(b)	2,250,396
2,115,000	Nationstar Mortgage Advance Receivables Trust, Class A2, Series 2013-T2, 1.68%, 6/20/46(b)	2,111,974
1,830,000	Nissan Master Owner Trust Receivables, Class A, Series 2013-A, 0.48%, 2/15/18(a)	1,826,721
1,595,000	PFS Financing Corp., Class A, Series 2012-BA, 0.88%, 10/17/16(a)(b)	1,594,849

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 1,735,000	PFS Financing Corp., Class A, Series 2013-AA, 0.73%, 2/15/18(a)(b)	$1,723,559
1,878,118	Prestige Auto Receivables Trust, Class A2, Series 2013-1A, 1.09%, 2/15/18(b)	1,880,886
592,001	Santander Consumer Acquired Receivables Trust, Class B, Series 2011-S1A, 1.66%, 6/15/13 (b)	593,713
219,654	Santander Drive Auto Receivables Trust, Class A3, Series 2010-A, 1.83%, 11/17/14(b)	220,057
260	Santander Drive Auto Receivables Trust, Class A2, Series 2011-4, 1.37%, 3/16/15	261
830,000	Santander Drive Auto Receivables Trust, Class C, Series 2011-4, 3.82%, 5/15/15	852,197
165,175	Santander Drive Auto Receivables Trust, Class B, Series 2011-S1A, 1.48%, 5/15/17(b)	165,383
315,000	Santander Drive Auto Receivables Trust, Class C, Series 2011-3, 3.09%, 5/15/17	318,576
1,330,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-5, 1.56%, 8/15/18	1,338,956
1,040,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-3, 1.94%, 12/15/16	1,051,551
1,160,000	Santander Drive Auto Receivables Trust, Class B, Series 2012-4, 1.83%, 3/15/17	1,169,137
1,200,000	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	1,189,297
1,785,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	1,766,553
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	1,929,591
2,500,000	Santander Drive Auto Receivables Trust, Class A3, Series 2013-A, 1.02%, 1/16/18(b)	2,498,972
2,075,000	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(b)	2,074,517
611,662	SLM Student Loan Trust, Class A2, Series 2004-B, 0.45%, 6/15/21(a)	601,279
922,293	SLM Student Loan Trust, Class A1, Series 2012-A, 1.58%, 4/15/16(a)(b)	929,424

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 167,919	Structured Receivables Finance LLC, Class A, Series 2010-B, 3.73%, 2/16/26(b)	$174,843
1,115,000	World Financial Network Credit Card Master Trust, Class A, Series 2012-A, 3.14%, 1/17/23	1,149,382

Total Asset Backed Securities (Cost $53,195,108)		53,295,051

Collateralized Mortgage Obligations (6.1%):
53,925	Banc of America Commercial Mortgage, Inc., Class A2, Series 2007-3, 5.86%, 6/10/49(a)	53,903
1,879,680	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.86%, 6/10/49(a)	2,057,545
925,707	Banc of America Commercial Mortgage, Inc., Class A3, Series 2007-4, 6.00%, 8/10/14(a)	952,417
1,295,000	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.04%, 12/20/41(a)(b)	1,295,000
1,330,000	Bank of America Re-Remic Trust, Class A, Series 2012-CLRN, 1.33%, 8/15/29(a)(b)	1,331,859
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2005-PW10, 5.45%, 12/15/15(a)	53,580
1,837,483	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2006-PW14, 5.19%, 12/11/38	2,024,198
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.90%, 6/1/40(a)	703,023
2,067,867	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.21%, 12/10/49(a)	2,356,157
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	646,727
828,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(b)	772,434
1,270,000	Commercial Mortgage Trust, Class A4, Series 2013-CR8, 3.33%, 6/10/46	1,234,285
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	906,445
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 5.99%, 6/15/16(a)	108,706

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 25,510	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49 (a)	$25,469
2,028,241	DBRR Trust, Class A, Series 2012-EZ1, 0.95%, 9/25/45 (b)	2,021,163
2,296,336	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	2,292,814
1,320,000	DBUBS Mortgage Trust, Class A2, Series 2011-LC1A, 4.53%, 7/1/19(b)	1,437,377
1,063,382	DBUBS Mortgage Trust, Class A1, Series 2011-LC1A, 3.74%, 6/10/17(b)	1,116,785
564,635	FREMF Mortgage Trust, Class B, Series 2013-K712, 3.48%, 5/25/45(a)(b)	532,222
10,943,789	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.92%, 2/10/46(a)	1,206,848
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(b)	1,105,768
445,000	Holmes Master Issuer plc, Class A2, Series 2010-1A, 1.68%, 10/15/54(a)(b)	446,660
92,803	JPMorgan Chase Commercial Mortgage Securities Corp., Class A3B, Series 2006-LDP8, 5.45%, 5/15/45	93,467
464,582	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2007-LD11, 5.99%, 6/15/49(a)	475,623
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(b)	601,665
5,108,960	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2012-CBX, 2.20%, 6/15/45(a)	526,366
11,521,570	JPMorgan Chase Commercial Mortgage Securities Corp., Class XA, Series 2013-LC11, 1.73%, 4/15/46(a)	1,139,052
1,400,000	Lanark Master Issuer plc, Class 1A, Series 2012-2A, 1.66%, 12/22/54(a)(b)	1,422,300
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 6.08%, 7/15/44(a)	1,335,338
1,132,222	Merrill Lynch Mortgage Trust, Class A4, Series 2004-KEY2, 4.86%, 8/12/39(a)	1,160,079
1,693,195	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-4, 5.17%, 12/12/49(a)	1,854,438

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 2,178,534	ML-CFC Commercial Mortgage Trust, Class A1A, Series 2006-3, 5.41%, 7/12/46(a)	$2,377,435
705,000	Morgan Stanley BAML Trust, Class A2, Series 2012-CKSV, 3.28%, 10/15/22(b)	654,719
2,132,344	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	2,353,185
980,064	Morgan Stanley Re-Remic Trust, Class A, Series 2012-XA, 2.00%, 7/28/49 (b)	986,836
683,074	Morgan Stanley Re-Remic Trust, Class AXB1, Series 2012-IO, 1.00%, 3/29/51 (b)	676,886
1,010,000	Motel 6 Trust, Class B, Series 2012-MTL6, 2.74%, 10/5/25(b)	1,000,032
620,000	RBSCF Trust, Class WBTA, Series 2010-RR3, 6.12%, 4/16/17(a)(b)	673,307
750,877	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44 (b)	739,614
210,000	WF-RBS Commercial Mortgage Trust, Class A4, Series 2013-C14, 3.07%, 6/15/46	199,124

Total Collateralized Mortgage Obligations (Cost $43,167,967)		42,950,851

Corporate Bonds (15.6%):
Aerospace & Defense (0.1%):
355,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	327,133
640,000	United Technologies Corp., 4.50%, 6/1/42	621,697

		948,830

Beverages (0.4%):
1,520,000	Anheuser-Busch InBev Finance, Inc., 2.63%, 1/17/23	1,415,579
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20	519,530
620,000	Anheuser-Busch InBev NV Worldwide, Inc., 2.50%, 7/15/22	573,572

		2,508,681

Biotechnology (0.1%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	443,685
450,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	448,191

		891,876

Capital Markets (1.1%):
370,000	General Electric Capital Corp., 4.38%, 9/16/20	393,645
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	628,848
905,000	Goldman Sachs Group, Inc. (The), 0.70%, 3/22/16(a)	897,359

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 915,000	Goldman Sachs Group, Inc. (The), Series FRN, 1.46%, 4/30/18(a)	$917,042
932,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	939,488
1,025,000	Goldman Sachs Group, Inc. (The), 3.63%, 1/22/23	980,164
1,555,000	Morgan Stanley, 3.75%, 2/25/23	1,499,073
615,000	Morgan Stanley, 4.10%, 5/22/23	573,622
1,165,000	State Street Capital Trust IV, 1.25%, 6/15/37, Callable 11/8/13 @ 100(a)	908,700
286,091	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(b)	297,200

		8,035,141

Chemicals (0.1%):
555,000	Eastman Chemical Co., 2.40%, 6/1/17	562,997

Commercial Banks (0.9%):
1,350,000	JPMorgan Chase & Co., Series G, 0.88%, 2/26/16(a)	1,352,325
130,000	JPMorgan Chase & Co., 3.25%, 9/23/22	122,641
1,565,000	Wells Fargo & Co., 1.25%, 7/20/16	1,565,687
1,170,000	Wells Fargo & Co., 0.89%, 4/23/18(a)	1,171,588
1,300,000	Wells Fargo & Co., 3.50%, 3/8/22	1,301,180
575,000	Wells Fargo & Co., 4.13%, 8/15/23	563,004

		6,076,425

Computers & Peripherals (0.1%):
1,090,000	Apple, Inc., 2.40%, 5/3/23	986,647

Diversified Consumer Services (0.2%):
1,090,000	General Electric Capital Corp., 0.98%, 4/2/18(a)	1,096,249

Diversified Financial Services (3.3%):
425,000	Bank of America Corp., Series L, 7.38%, 5/15/14, MTN	442,354
1,650,000	Bank of America Corp., 1.50%, 10/9/15	1,659,022
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	455,665
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,410,978
1,315,000	Bank of America Corp., 0.53%, 10/14/16(a)	1,290,751
820,000	Bank of America Corp., 5.63%, 10/14/16	914,315
1,065,000	Bank of America Corp., 1.32%, 3/22/18, MTN(a)	1,068,310
450,000	Bank of America Corp., 4.10%, 7/24/23	447,203
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,164,409
1,710,000	Citigroup, Inc., 4.59%, 12/15/15	1,828,992
1,165,000	Citigroup, Inc., 1.25%, 1/15/16	1,164,110
1,260,000	Citigroup, Inc., 1.30%, 4/1/16	1,257,418

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$ 1,035,000	Citigroup, Inc., 1.06%, 4/1/16 (a)	$1,037,370
585,000	Citigroup, Inc., 5.50%, 9/13/25	601,645
1,425,000	Citigroup, Inc., 6.68%, 9/13/43	1,534,571
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14(b)	1,389,692
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18(b)	1,079,151
730,000	JPMorgan Chase & Co., 2.00%, 8/15/17	732,713
720,000	JPMorgan Chase & Co., 6.00%, 1/15/18	826,790
775,000	JPMorgan Chase & Co., 1.17%, 1/25/18(a)	779,924
1,980,000	JPMorgan Chase & Co., 3.20%, 1/25/23	1,852,325

		22,937,708

Diversified Telecommunication (0.8%):
4,500,000	Verizon Communications, Inc., 2.50%, 9/15/16	4,638,087
1,190,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,343,435

		5,981,522

Diversified Telecommunication Services (0.3%):
860,000	AT&T, Inc., 0.90%, 2/12/16	855,928
975,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100^	864,513
950,000	Verizon Communications, Inc., 3.85%, 11/1/42, Callable 5/1/42 @ 100	750,168

		2,470,609

Electric Utilities (0.4%):
355,000	DTE Electric Co., Series A, 4.00%, 4/1/43, Callable 10/1/42 @ 100	322,297
1,350,000	Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	1,441,829
180,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	222,463
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	246,216
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	217,551
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	30,826
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	178,664

		2,659,846

Electronic Equipment, Instruments & Components (0.1%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	789,334

Food & Staples Retailing (0.1%):
630,000	Kraft Foods Group, Inc., 2.25%, 6/5/17	642,512
256,000	Kraft Foods Group, Inc., 5.38%, 2/10/20	291,440

		933,952

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services (0.3%):
$ 380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	$331,271
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	715,728
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	210,667
410,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	373,315
325,000	WellPoint, Inc., 3.30%, 1/15/23	306,348
300,000	WellPoint, Inc., 5.10%, 1/15/44	292,229

		2,229,558

Independent Power Producers & Energy Traders (0.8%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	242,548
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	390,861
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	347,343
100,000	Duke Energy Corp., 3.95%, 9/15/14	103,155
65,000	Florida Power & Light Co., 5.95%, 2/1/38	78,064
845,000	Florida Power Corp., 6.40%, 6/15/38	1,029,243
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	44,388
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	531,522
850,000	PacifiCorp, 5.65%, 7/15/18	990,420
395,000	PacifiCorp, 5.75%, 4/1/37	454,115
630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	576,463
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	403,457
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	792,289

		5,983,868

Insurance (1.4%):
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	379,030
310,000	American International Group, Inc., 3.00%, 3/20/15	319,058
635,000	American International Group, Inc., 3.80%, 3/22/17	675,329
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	139,727
1,080,000	American International Group, Inc., 4.88%, 6/1/22	1,158,582
690,000	American International Group, Inc., 4.13%, 2/15/24	690,475
405,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	367,101
185,000	Berkshire Hathaway, Inc., 2.20%, 8/15/16	191,823
555,000	Loews Corp., 4.13%, 5/15/43, Callable 11/15/42 @ 100	477,137
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14(b)	1,125,130

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15(b)	$1,732,373
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,289,177
905,000	New York Life Global Funding, 1.65%, 5/15/17(b)	903,110
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	96,566

		9,544,618

IT Services (0.3%):
715,000	IBM Corp., 0.55%, 2/6/15	715,911
1,450,000	IBM Corp., 1.95%, 7/22/16	1,493,104

		2,209,015

Machinery (0.2%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	570,735
840,000	Eaton Corp., 1.50%, 11/2/17(b)	828,179
255,000	Eaton Corp., 4.00%, 11/2/32(b)	234,420

		1,633,334

Media (0.9%):
330,000	Comcast Corp., 6.45%, 3/15/37	393,990
575,000	Cox Communications, Inc., 4.70%, 12/15/42(b)	465,684
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	599,428
600,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	510,472
1,135,000	NBCUniversal Enterprise, Inc., 0.95%, 4/15/18(a)(b)	1,140,394
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	317,510
129,000	NBCUniversal Media LLC, 5.95%, 4/1/41	145,698
816,000	NBCUniversal Media LLC, 4.45%, 1/15/43	754,167
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	586,752
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	851,305
325,000	Time Warner Cable, Inc., 3.40%, 6/15/22	315,498

		6,080,898

Metals & Mining (0.1%):
450,000	Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100(b)	403,342

Multiline Retail (0.0%):
390,000	Target Corp., 4.00%, 7/1/42	346,502

Multi-Utilities (0.6%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	176,334
1,775,000	CMS Energy Corp., 2.75%, 5/15/14	1,799,101
675,000	CMS Energy Corp., 5.05%, 3/15/22, Callable 12/15/21 @ 100	723,020
415,000	CMS Energy Corp., 4.70%, 3/31/43, Callable 9/30/42 @ 100	384,350

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$ 505,000	Duke Energy Carolinas LLC, 6.10%, 6/1/37	$582,147
285,000	Sempra Energy, 6.00%, 10/15/39	314,197

		3,979,149

Oil, Gas & Consumable Fuels (1.2%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	154,529
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	59,943
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,354,016
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	248,384
1,295,000	Energy Transfer Partners LP, 4.15%, 10/1/20, Callable 8/1/20 @ 100	1,330,891
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	580,611
200,000	Enterprise Products Operating LP, 4.85%, 8/15/42, Callable 2/15/42 @ 100	187,545
270,000	Halliburton Co., 4.75%, 8/1/43	266,930
780,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	765,365
385,000	Kinder Morgan Energy Partners LP, 5.00%, 8/15/42, Callable 2/15/42 @ 100	349,960
540,000	Ruby Pipeline LLC, 6.00%, 4/1/22(b)	587,353
400,000	Sunoco Logistics Partners LP, 4.95%, 1/15/43, Callable 7/15/42 @ 100	356,346
800,000	Williams Cos., Inc. (The), 3.70%, 1/15/23, Callable 10/15/22 @ 100	722,510
480,000	Williams Partners LP, 4.00%, 11/15/21	472,878

		8,437,261

Paper & Forest Products (0.1%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	443,435
310,000	International Paper Co., 4.75%, 2/15/22, Callable 11/15/21 @ 100	326,478

		769,913

Pharmaceuticals (0.7%):
795,000	AbbVie, Inc., 2.00%, 11/6/18	780,602
1,325,000	AbbVie, Inc., 2.90%, 11/6/22	1,239,153
1,020,000	Merck & Co., Inc., 0.62%, 5/18/18(a)	1,023,755
345,000	Merck & Co., Inc., 4.15%, 5/18/43	319,382
410,000	Pfizer, Inc., 4.30%, 6/15/43	386,239
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	988,747

		4,737,878

Road & Rail (0.0%):
370,000	Burlington North Santa Fe LLC, 4.45%, 3/15/43, Callable 9/15/42 @ 100	336,576

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software (0.1%):
$505,000	Oracle Corp., 3.63%, 7/15/23	$503,652

Specialty Retail (0.2%):
365,000	Home Depot, Inc., 4.88%, 2/15/44, Callable 8/15/43 @ 100	368,050
510,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	513,759
815,000	Penske Truck Leasing Co. LP, 3.13%, 5/11/15(b)	838,885

		1,720,694

Thrifts & Mortgage Finance (0.3%):
440,000	Capital One Bank USA NA, 3.38%, 2/15/23	411,553
1,435,000	Novus USA Trust, Series 2013-1, 1.56%, 2/28/14 (a)(b)	1,432,848

		1,844,401

Tobacco (0.2%):
180,000	Lorillard Tobacco Co., 7.00%, 8/4/41^	189,289
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	145,040
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	16,953
855,000	Philip Morris International, Inc., 4.13%, 3/4/43	755,697

		1,106,979

Wireless Telecommunication Services (0.2%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(b)	605,119
522,000	GTE Corp., 6.84%, 4/15/18	609,023
400,000	SBA Tower Trust, 4.25%, 4/15/15(b)	407,495

		1,621,637

Total Corporate Bonds (Cost $111,228,941)		110,369,092

Yankee Dollars (10.7%):
Capital Markets (0.2%):
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16(b)	1,411,772

Chemicals (0.2%):
1,330,000	LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100	1,463,992

Commercial Banks (5.1%):
1,805,000	Achmea Hypotheekbank NV, 0.62%, 11/3/14(a)(b)	1,810,120
704,000	Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23(b)	704,000
2,130,000	Bank of England Euro Note, Series REGS, 0.50%, 3/6/15	2,135,214
790,000	Caixa Economica Federal, 2.38%, 11/6/17(b)	738,650
410,000	Credit Suisse Group AG, 5.40%, 1/14/20	448,786
240,000	Eksportfinans A/S, 3.00%, 11/17/14	240,000
1,115,000	ING Bank NV, 3.75%, 3/7/17(b)	1,171,085

Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$ 1,465,000	Kommunalbanken AS, 0.28%, 1/26/15(a)(b)	$1,464,468
1,856,000	Kommunalbanken AS, 0.40%, 10/31/16(a)(b)	1,859,235
1,110,000	National Bank of Canada, 1.50%, 6/26/15	1,125,156
1,810,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18	1,777,279
1,740,000	Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15	1,802,654
1,920,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16^(b)	1,975,486
2,610,000	Oesterreichische Kontrollbank AG, Series G, 1.13%, 7/6/15	2,641,320
990,000	Royal Bank of Canada, 1.45%, 10/30/14	1,001,310
2,005,000	Royal Bank of Canada, 1.13%, 7/22/16	2,007,193
2,300,000	Toronto-Dominion Bank, 2.20%, 7/29/15(b)	2,369,230
2,125,000	Toronto-Dominion Bank, 1.50%, 3/13/17(b)	2,145,400
2,540,000	UBS AG London, 1.88%, 1/23/15(b)	2,583,942
2,915,000	Westpac Banking Corp., 1.38%, 7/17/15(b)	2,952,895
1,490,000	Westpac Banking Corp., 2.45%, 11/28/16^(b)	1,548,706

		34,502,129

Diversified Financial Services (0.4%):
575,000	BP Capital Markets plc, 4.74%, 3/11/21	623,473
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(b)	2,429,634

		3,053,107

Energy Equipment & Services (0.1%):
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100(b)	600,941

Food Products (0.2%):
1,415,000	B.A.T. International Finance plc, 3.25%, 6/7/22(b)	1,381,705

Hotels, Restaurants & Leisure (0.2%):
1,595,000	Carnival Corp., 1.20%, 2/5/16	1,584,987

Insurance (0.0%):
310,000	Manulife Financial Corp., 3.40%, 9/17/15	322,991

Metals & Mining (0.5%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,321,105
160,000	BHP Billiton Finance USA, Ltd., 2.88%, 2/24/22	152,923
385,000	BHP Billiton Finance USA, Ltd., 5.00%, 9/30/43	392,118
120,000	Codelco, Inc., 3.75%, 11/4/20 (b)	119,132
665,000	Codelco, Inc., 3.88%, 11/3/21(b)	651,761

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$ 815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14(b)	$827,210

		3,464,249

Multi-National (0.4%):
1,640,000	FMS Wertmanagement, 0.63%, 4/18/16	1,638,412
1,700,000	International Finance Corp., 0.88%, 6/15/18	1,650,459

		3,288,871

Oil, Gas & Consumable Fuels (1.2%):
945,000	BP Capital Markets plc, 0.77%, 5/10/18(a)	943,750
715,000	BP Capital Markets plc, 2.75%, 5/10/23	653,035
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,114,332
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	60,375
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	118,770
278,000	Petroleos Mexicanos, 5.50%, 1/21/21	297,460
300,000	Petroleos Mexicanos, 4.88%, 1/24/22	306,000
524,000	Petroleos Mexicanos, 3.50%, 1/30/23	476,301
924,000	Petroleos Mexicanos, 3.50%, 1/30/23	839,890
1,373,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,373,000
295,000	Shell International Finance BV, 4.55%, 8/12/43	290,627
800,000	Statoil ASA, 2.45%, 1/17/23	731,029
1,680,000	Transocean, Inc., 3.80%, 10/15/22, Callable 7/15/22 @ 100	1,581,873

		8,786,442

Personal Products (0.2%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	662,040
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(b)	672,077

		1,334,117

Real Estate Investment Trusts (REITs) (0.1%):
680,000	CDP Financial, Inc., 3.00%, 11/25/14(b)	699,258
Sovereign Bonds (1.2%):
1,349,000	Federal Republic of Brazil, 4.88%, 1/22/21	1,448,489
2,040,000	Federal Republic of Brazil, 2.63%, 1/5/23^	1,790,100
1,310,000	Province of Ontario, 2.00%, 9/27/18	1,316,157
715,000	Republic of Colombia, 2.63%, 3/15/23, Callable 12/15/22 @ 100	632,775
202,000	United Mexican States, 5.95%, 3/19/19	233,310
1,158,000	United Mexican States, Series A, 5.13%, 1/15/20	1,290,591
1,244,000	United Mexican States, 4.00%, 10/2/23	1,236,225

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$ 194,000	United Mexican States, 5.75%, 10/12/10	$182,360

		8,130,007

Thrifts & Mortgage Finance (0.6%):
4,158,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15(b)	4,219,538

Wireless Telecommunication Services (0.1%):
350,000	Telefonica Emisiones SAU, 4.57%, 4/27/23	335,642
315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	327,994
765,000	Vodafone Group plc, 4.15%, 6/10/14	783,598

		1,447,234

Total Yankee Dollars (Cost $76,047,945)		75,691,340

U.S. Government Agency Mortgages (35.3%):
Federal Farm Credit Bank (0.3%)
2,120,000	2.35%, 4/24/23, Callable 4/24/14 @ 100	1,985,584
Federal Home Loan Bank (0.9%)
3,415,000	0.75%, 6/17/16, Callable 10/17/13 @ 100	3,400,606
2,815,000	1.63%, 6/19/18, Callable 10/19/13 @ 100	2,805,871

		6,206,477

Federal Home Loan Mortgage Corporation (5.5%)
1,800,000	0.42%, 6/19/15, Callable 12/19/13 @ 100	1,800,369
3,045,000	0.50%, 11/27/15, Callable 11/27/13 @ 100	3,042,162
2,100,000	0.60%, 3/28/16, Callable 11/28/13 @ 100	2,091,312
1,299,000	1.00%, 9/27/17, Callable 9/27/13 @ 100	1,283,604
5,100,000	2.02%, 7/16/18, Callable 7/16/14 @ 100	5,142,218
225,004	5.00%, 7/1/35, Pool #G01840	243,782
302,132	5.00%, 7/1/35, Pool #G01838	327,191
1,031,219	4.50%, 10/1/39, Pool #G08368	1,097,539
309,960	4.00%, 12/1/40, Pool #A95656	324,530
849,383	4.00%, 12/1/40, Pool #A95575	889,667
398,998	4.00%, 12/1/40, Pool #A95856	417,898
193,485	3.14%, 3/1/41, Pool #1B8062(a)	201,700
1,481,258	4.50%, 3/1/41, Pool #A97620	1,577,433
128,998	4.50%, 8/1/41, Pool #Q02776	138,066
709,492	4.50%, 8/1/41, Pool #Q02663	759,342
242,616	4.00%, 5/1/42, Pool #Q08313	253,732
298,082	4.00%, 5/1/42, Pool #G08492	311,762
118,437	4.00%, 6/1/42, Pool #Q08656	123,885
41,312	4.00%, 6/1/42, Pool #C09001	43,208
409,751	2.04%, 7/1/42, Pool #2B0646(a)	415,591
6,100,000	3.00%, 10/15/42	5,936,063
1,500,000	4.50%, 11/15/42	1,591,641
590,590	3.00%, 3/1/43, Pool #Q16673	575,343
196,147	3.00%, 4/1/43, Pool #Q17095	191,099
800,000	4.00%, 10/15/43	836,125
4,400,000	3.50%, 10/15/43	4,466,000
3,600,000	5.50%, 10/15/43	3,900,375

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 300,000	5.00%, 10/15/43	$323,379
300,000	5.00%, 11/15/43	322,629
1,200,000	4.00%, 11/15/43	1,249,875

		39,877,520

Federal National Mortgage Association (22.3%)
1,065,000	5.00%, 3/2/15, Callable 0 @ –, Pool #AQ6099	1,136,468
2,995,000	0.65%, 3/28/16, Callable 11/28/13 @ 100	2,990,855
835,000	0.50%, 3/30/16	832,958
2,430,000	0.70%, 6/13/16, Callable 12/13/13 @ 100	2,425,364
2,760,000	1.63%, 11/27/18	2,748,477
329,690	4.00%, 7/1/19, Pool #AE0968	349,845
41,534	Class NT, Series 2009-70, 4.00%, 8/25/19	43,378
539,517	4.00%, 7/1/24, Pool #AL1938	573,468
609,362	5.50%, 7/1/25, Pool #AE0096	663,156
2,237,474	5.50%, 11/1/25, Pool #AL3919	2,413,022
657,013	4.00%, 9/1/26, Pool #AL2683	698,359
6,983,087	2.50%, 5/1/28, Pool #310125	7,028,636
10,100,000	2.50%, 10/25/28	10,156,814
100,000	4.50%, 10/25/28	106,219
1,100,000	5.00%, 10/25/28	1,168,019
3,300,000	3.50%, 10/25/28	3,482,015
1,500,000	4.00%, 10/25/28	1,591,406
5,500,000	3.00%, 10/25/28	5,694,219
1,200,000	5.50%, 10/25/28	1,263,000
1,179,595	Class CD, Series 2011-56, 3.50%, 1/25/29	1,220,831
558,822	5.50%, 1/1/33, Pool #676661	610,113
364,796	5.50%, 5/1/33, Pool #555424	398,473
243,898	5.00%, 7/1/34, Pool #725589	264,709
862,209	5.50%, 2/1/35, Pool #735989	942,092
69,766	6.00%, 4/1/35, Pool #735504	77,211
1,964,988	5.50%, 9/1/36, Pool #995113	2,147,477
255,454	5.50%, 2/1/38, Pool #961545	277,928
84,732	6.00%, 3/1/38, Pool #889529	92,740
589,651	5.50%, 5/1/38, Pool #889692	641,556
248,514	6.00%, 5/1/38, Pool #889466	271,870
433,435	5.50%, 5/1/38, Pool #889441	471,566
422,236	5.50%, 6/1/38, Pool #995018	459,382
117,885	5.50%, 9/1/38, Pool #889995	128,256
272,035	5.50%, 10/1/39, Pool #AD0362	297,579
242,982	5.50%, 12/1/39, Pool #AD0571	265,952
5,158,437	5.00%, 5/1/40, Pool #AD4085	5,610,288
389,211	6.50%, 5/1/40, Pool #AL1704	430,706
1,245,000	Class CY, Series 2010-136, 4.00%, 12/25/40	1,274,177
2,163,287	4.50%, 2/1/41, Pool #AE0961	2,314,046
242,821	2.95%, 2/1/41, Pool #AH6958(a)	252,190
1,796,963	5.00%, 4/1/41, Pool #AH6283	1,961,359
2,456,273	5.00%, 4/1/41, Pool #AH6176	2,673,723
60,970	3.71%, 6/1/41, Pool #AI7667(a)	63,998
156,279	3.82%, 6/1/41, Pool #AI3952 (a)	163,720
476,569	3.24%, 7/1/41, Pool #AL0533 (a)	498,864
414,253	3.91%, 7/1/41, Pool #AI6367 (a)	432,359

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 456,995	3.67%, 8/1/41, Pool #AI4033(a)	$475,265
264,110	3.59%, 9/1/41, Pool #AI6708(a)	274,275
371,623	3.63%, 9/1/41, Pool #AI6706(a)	386,548
628,316	3.94%, 9/1/41, Pool #AI8431(a)	656,321
167,433	3.65%, 9/1/41, Pool #AI9897(a)	174,306
434,270	3.56%, 9/1/41, Pool #AJ1549(a)	450,279
404,518	3.64%, 10/1/41, Pool #AI9548(a)	420,877
355,751	3.57%, 10/1/41, Pool #AJ4526(a)	368,785
544,206	3.70%, 10/1/41, Pool #AJ1593(a)	567,215
29,172	3.45%, 1/1/42, Pool #AJ8411(a)	30,078
2,263,986	3.63%, 6/1/42, Pool #AL3957(a)	2,357,689
92,843	3.50%, 7/1/42, Pool #AO8011	94,640
152,370	2.33%, 7/1/42, Pool #AO6482(a)	155,925
858,464	4.00%, 7/1/42, Pool #AO9948	901,479
432,425	2.02%, 7/1/42, Pool #AP0006(a)	438,853
1,056,846	4.00%, 7/1/42, Pool #AO9950	1,110,372
700,000	4.00%, 10/25/42	734,234
6,400,000	3.50%, 10/25/42	6,515,000
600,000	5.50%, 10/25/42	654,000
5,400,000	6.00%, 11/25/42	5,905,406
2,242,768	2.09%, 2/1/43, Pool #AL3332(a)	2,230,943
1,468,033	3.00%, 2/1/43, Pool #AL3162	1,435,770
161,353	3.00%, 3/1/43, Pool #AR7568	157,768
195,652	3.00%, 3/1/43, Pool #AR7576	191,342
260,855	3.00%, 3/1/43, Pool #AB8830	255,096
778,604	3.00%, 3/1/43, Pool #AR9194	761,486
93,771	3.00%, 3/1/43, Pool #AB8712	91,702
729,445	3.00%, 3/1/43, Pool #AB8701	713,342
291,704	3.00%, 3/1/43, Pool #AR9218	285,223
99,692	3.50%, 3/1/43, Pool #AR9222	101,622
194,208	3.00%, 4/1/43, Pool #AB8924	189,936
196,912	3.00%, 4/1/43, Pool #AB8923	192,537
684,061	3.00%, 4/1/43, Pool #AB9016	668,953
98,547	3.00%, 4/1/43, Pool #AB9033	96,372
296,871	3.00%, 4/1/43, Pool #AR8630	290,275
198,254	3.00%, 4/1/43, Pool #AT2043	193,886
126,667	3.00%, 4/1/43, Pool #AT2037	123,853
387,256	3.00%, 4/1/43, Pool #AT2040	378,652
492,084	3.00%, 5/1/43, Pool #AB9173	481,265
293,496	3.00%, 5/1/43, Pool #AL3759	287,167
348,503	3.00%, 5/1/43, Pool #AB9462	341,056
2,114,371	3.00%, 5/1/43, Pool #AB9239	2,067,531
786,968	3.00%, 5/1/43, Pool #AT2719	769,663
2,909,322	3.00%, 5/1/43, Pool #AT5974	2,845,222
198,390	3.50%, 5/1/43, Pool #AB9357	202,231
294,836	3.00%, 5/1/43, Pool #AT6654	288,356
27,202	3.00%, 6/1/43, Pool #AB9564	26,620
414,878	3.00%, 6/1/43, Pool #AB9662	406,016
134,064	3.00%, 6/1/43, Pool #AT7676	131,116
298,127	3.50%, 7/1/43, Pool #AL3921	303,845
2,967,692	3.50%, 7/1/43, Pool #AL4009	3,029,859

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 3,088,187	3.50%, 7/1/43, Pool #AL4014	$3,149,994
99,488	3.50%, 7/1/43, Pool #AT9149	101,412
894,625	3.50%, 7/1/43, Pool #AB9864	911,948
99,615	3.50%, 7/1/43, Pool #AT9215	101,543
99,863	4.00%, 8/1/43, Pool #AU2609	104,827
199,528	3.50%, 8/1/43, Pool #AU2861	203,391
1,119,261	4.00%, 8/1/43, Pool #AU0973	1,174,901
199,424	3.50%, 8/1/43, Pool #AU0613	203,348
99,772	3.50%, 8/1/43, Pool #AU3270	101,735
995,651	3.50%, 8/1/43, Pool #AS0209	1,015,240
395,814	3.50%, 8/1/43, Pool #AS0207	403,478
199,616	3.50%, 8/1/43, Pool #AU3271	203,482
99,791	3.50%, 8/1/43, Pool #AU3267	101,878
199,300	3.50%, 8/1/43, Pool #AU0577	203,157
299,022	3.50%, 8/1/43, Pool #AU0567	304,812
299,476	3.50%, 8/1/43, Pool #AU3765	305,276
887,208	4.00%, 8/1/43, Pool #AS0231	932,133
199,221	3.50%, 8/1/43, Pool #AU0570	203,140
3,992,164	4.00%, 8/1/43, Pool #AU3753	4,190,619
299,214	3.50%, 8/1/43, Pool #AU0600	305,008
499,006	4.00%, 8/1/43, Pool #AU3762	524,274
3,784,900	3.50%, 8/1/43, Pool #AU3741	3,858,192
1,696,473	4.00%, 9/1/43, Pool #AS0531	1,784,478
224,781	4.00%, 9/1/43, Pool #AU5758	236,442
1,298,911	4.50%, 9/1/43, Pool #AS0564	1,389,868
1,298,845	4.50%, 9/1/43, Pool #AS0560	1,389,798
224,782	4.00%, 9/1/43, Pool #AU5760	236,165
280,000	4.00%, 9/1/43, Pool #AT7277	293,919
174,843	4.00%, 9/1/43, Pool #AU5759	183,805
399,512	4.00%, 9/1/43, Pool #AS0547	420,237
999,121	4.50%, 9/1/43, Pool #AS0428	1,069,085
998,963	4.50%, 9/1/43, Pool #AS0427	1,068,916
285,722	4.00%, 9/1/43, Pool #AU5762	300,014
199,817	4.50%, 9/1/43, Pool #AS0570	213,809
99,926	4.50%, 9/1/43, Pool #AS0432	106,923
1,200,000	2.50%, 10/25/43	1,114,875
7,600,000	3.00%, 10/25/43	7,424,250
8,100,000	4.50%, 11/25/43	8,626,501
2,900,000	5.00%, 11/25/43	3,136,531

		159,418,499

Freddie Mac (0.7%)
9,960	Class KC, Series 2890, 4.50%, 2/15/19	10,061
653,103	Class CA, Series 3876, 2.75%, 6/15/26(a)	666,792
799,872	Class GM, Series 3703, 3.50%, 7/15/28	821,541
1,659,223	Class BW, Series 3738, 3.50%, 10/15/28	1,726,523
1,796,309	Class BU, Series 4150, 4.00%, 2/15/42	1,916,230

		5,141,147

Government National Mortgage Association (5.6%)
69,467	4.50%, 9/15/33, Pool #615516	75,283
252,036	5.00%, 12/15/33, Pool #783571	276,846
89,516	6.50%, 8/20/38, Pool #4223	99,742
141,786	6.50%, 10/15/38, Pool #673213	158,935
48,382	6.50%, 11/20/38, Pool #4292	53,991
103,720	6.50%, 12/15/38, Pool #782510	118,073
844,624	5.00%, 1/15/39, Pool #782557	923,741
582,912	5.00%, 4/15/39, Pool #782619	634,623

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 2,249,257	Class MK, Series 2011-71, 3.00%, 4/16/39	$2,286,640
61,082	5.00%, 6/15/39, Pool #782696	67,281
457,706	5.00%, 10/20/39, Pool #4559	501,189
133,198	4.50%, 1/15/40, Pool #728627	143,600
364,358	5.00%, 5/15/40, Pool #782958	397,932
357,525	4.50%, 7/15/40, Pool #745793	385,485
532,652	4.00%, 7/20/40, Pool #4745	565,347
602,068	4.50%, 10/15/40, Pool #783609	649,965
2,108,697	4.00%, 11/20/40, Pool #4853	2,238,554
184,324	4.50%, 2/15/41, Pool #738019	199,159
183,605	4.00%, 2/20/41, Pool #4945	195,171
34,409	5.00%, 4/20/41, Pool #5018	37,681
540,614	4.50%, 6/20/41, Pool #783590	584,936
74,148	5.00%, 6/20/41, Pool #5083	81,164
361,841	4.50%, 7/20/41, Pool #783584	391,507
1,219,484	4.50%, 7/20/41, Pool #5115	1,316,237
38,957	5.00%, 7/20/41, Pool #5116	42,666
2,237,978	Class DA, Series 2013-111, 3.50%, 8/20/41	2,324,733
429,826	4.50%, 11/15/41, Pool #783610	463,965
2,375,361	Class DM, Series 2013-98, 3.50%, 7/20/42	2,453,171
1,100,000	3.00%, 10/15/42	1,084,359
5,031,325	3.50%, 4/20/43, Pool #MA0934	5,198,491
400,000	4.50%, 10/15/43	429,375
500,000	5.00%, 10/15/43	543,203
4,300,000	3.00%, 10/20/43	4,249,609
1,400,000	4.50%, 10/20/43	1,508,938
3,800,000	4.00%, 10/20/43	4,022,063
3,500,000	3.50%, 11/20/43	3,610,469

		38,314,124

Total U.S. Government Agency Mortgages (Cost $249,445,597)		250,943,351

U.S. Treasury Obligations (22.6%):
Treasury Inflation Index (1.0%)
7,100,000	0.38%, 7/15/23	7,090,021

U.S. Treasury Bonds (3.0%)
3,120,000	6.13%, 8/15/29	4,260,263
6,340,000	4.50%, 2/15/36	7,326,663
2,600,000	4.75%, 2/15/37	3,107,000
1,855,000	4.38%, 5/15/40	2,099,048
431,000	2.75%, 8/15/42	357,258
3,982,000	3.63%, 8/15/43	3,935,960

		21,086,192

U.S. Treasury Notes (17.9%)
46,065,000	0.88%, 9/15/16	46,403,301
12,800	1.00%, 5/31/18	12,636
17,982,000	1.50%, 8/31/18^	18,101,418
17,478,100	1.38%, 9/30/18	17,465,813
11,735,000	1.25%, 2/29/20	11,294,938
30,270,000	2.13%, 8/31/20	30,537,224
3,295,000	2.00%, 9/30/20	3,291,909

		127,107,239

U.S. Treasury Strips (0.7%)
1,490,000	6.38%, 2/15/41(c)	515,148
3,060,000	6.57%, 11/15/41(c)	1,018,864

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$ 10,615,000	7.61%, 2/15/43(c)	$3,338,747

		4,872,759

Total U.S. Treasury Obligations (Cost $160,325,203)		160,156,211

Securities Held as Collateral for Securities on Loan (3.2%):
22,744,647	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	22,744,647

Total Securities Held as Collateral for Securities on Loan (Cost $22,744,647)		22,744,647

Unaffiliated Investment Company (20.3%):
144,044,926	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	144,044,926

Total Unaffiliated Investment Company (Cost $144,044,926)		144,044,926

Total Investment Securities (Cost $860,200,334)(e) - 121.3%		860,195,469
Net other assets (liabilities) - (21.3)%		(150,804,160)

Net Assets - 100.0%		$709,391,309

Percentages indicated are based on net assets as of September 30, 2013.

MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $22,206,741.
(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2013. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at September 30, 2013.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long Term U.S. Treasury Bond December Futures	Short	12/20/13	(67)	$(9,520,281)	$(11,358)
U.S. Treasury 30-Year Bond December Futures	Long	12/20/13	104	13,871,000	219,559
U.S. Treasury 5-Year Note January Futures	Long	1/2/14	303	36,677,203	351,374
U.S. Treasury 2-Year Note December Futures	Long	1/1/14	85	18,722,578	64,402
U.S. Treasury 10-Year Note December Futures	Long	12/20/13	22	2,780,594	2,805

Total					$626,783

At September 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
European Euro	BNP Paribas	10/24/13	681,575	$921,064	$922,019	$(955)

				$921,064	$922,019	$(955)

See accompanying notes to the schedules of portfolio investments.

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (96.2%):
Aerospace & Defense (2.5%):
171,475	Orbital Sciences Corp. *	$3,631,841
52,725	Triumph Group, Inc.	3,702,349

		7,334,190

Air Freight & Logistics (0.6%):
36,850	Atlas Air Worldwide Holdings *	1,699,154

Auto Components (1.3%):
157,100	Accuride Corp. *	807,494
99,211	Spartan Motors, Inc.	602,211
44,050	Tenneco, Inc. *	2,224,525

		3,634,230

Biotechnology (1.4%):
46,525	Alkermes plc *	1,564,171
25,025	Cubist Pharmaceuticals, Inc. *	1,590,339
57,725	InterMune, Inc. *	887,233

		4,041,743

Building Products (0.5%):
55,500	USG Corp. *	1,586,190

Capital Markets (0.6%):
123,400	American Capital, Ltd. *	1,696,750

Chemicals (3.7%):
82,550	Axiall Corp.	3,119,565
43,825	Cabot Corp.	1,871,766
163,125	Huntsman Corp.	3,362,005
67,675	OM Group, Inc. *	2,286,062

		10,639,398

Commercial Banks (12.0%):
94,125	Capital Bank Financial Corp. *	2,066,043
37,750	City Holding Co. ^	1,632,310
78,275	East West Bancorp, Inc.	2,500,886
295,300	F.N.B. Corp.	3,581,988
231,925	First Niagara Financial Group, Inc.	2,405,062
111,150	FirstMerit Corp.	2,413,067
40,245	Independent Bank Corp.	1,436,747
104,175	Investors Bancorp, Inc.	2,279,349
196,300	Old National Bancorp	2,787,460
80,025	PacWest Bancorp ^	2,749,659
292,750	Susquehanna Bancshares, Inc.	3,674,012
404,250	Synovus Financial Corp.	1,334,025
187,375	Webster Financial Corp.	4,783,683
47,550	Wintrust Financial Corp.	1,952,879

		35,597,170

Commercial Services & Supplies (0.6%):
246,250	Acco Brands Corp. *	1,635,100

Communications Equipment (2.1%):
46,375	Black Box Corp.	1,420,930
95,950	Finisar Corp. *	2,171,348
74,175	SeaChange International, Inc. *	850,787
90,499	Symmetricom, Inc. *	436,205
18,750	ViaSat, Inc. *	1,195,313

		6,074,583

Computers & Peripherals (0.6%):
1,194,300	Quantum Corp. *	1,648,134

Construction & Engineering (1.4%):
88,650	Aegion Corp. *	2,103,665
81,775	Foster Wheeler AG *	2,153,953

		4,257,618

Diversified Financial Services (0.5%):
60,225	PHH Corp. *	1,429,742

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (0.5%):
194,075	Iridium Communications, Inc. *^	$1,335,236

Electric Utilities (3.9%):
101,450	Cleco Corp.	4,549,018
100,425	IDACORP, Inc.	4,860,569
72,450	Portland General Electric Co.	2,045,264

		11,454,851

Electronic Equipment, Instruments & Components (2.1%):
29,250	Anixter International, Inc. *	2,564,055
56,792	CTS Corp.	895,610
48,575	Insight Enterprises, Inc. *	919,039
108,300	Sanmina Corp. *	1,894,167

		6,272,871

Energy Equipment & Services (2.8%):
28,850	Dril-Quip, Inc. *	3,310,537
80,175	Exterran Holdings, Inc. *	2,210,425
289,150	Willbros Group, Inc. *	2,654,397

		8,175,359

Food & Staples Retailing (0.4%):
55,875	Spartan Stores, Inc.	1,232,603

Food Products (2.1%):
41,775	TreeHouse Foods, Inc. *	2,791,823
165,175	WhiteWave Foods Co., Class A *	3,298,545

		6,090,368

Gas Utilities (1.3%):
91,050	Atmos Energy Corp.	3,877,820

Health Care Equipment & Supplies (2.2%):
46,875	Alere, Inc. *	1,432,969
111,250	Merit Medical Systems, Inc. *	1,349,463
44,000	Tornier NV *	850,520
109,600	Wright Medical Group, Inc. *	2,858,367

		6,491,319

Health Care Providers & Services (1.3%):
31,625	Magellan Health Services, Inc. *	1,896,235
27,775	Universal Health Services, Inc., Class B	2,082,847

		3,979,082

Hotels, Restaurants & Leisure (1.3%):
151,350	Orient-Express Hotel, Ltd. *	1,964,523
26,150	Vail Resorts, Inc.	1,814,287

		3,778,810

Household Durables (0.9%):
158,275	Standard Pacific Corp. *	1,251,955
35,200	Tempur-Pedic International, Inc. *	1,547,392

		2,799,347

Insurance (6.6%):
191,900	American Equity Investment Life Holding Co.	4,072,118
70,622	Argo Group International Holdings, Ltd.	3,028,271
337,550	CNO Financial Group, Inc.	4,860,720
77,325	Hanover Insurance Group, Inc. (The)	4,277,619
185,975	Maiden Holdings, Ltd.	2,196,365
26,275	ProAssurance Corp.	1,183,952

		19,619,045

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.4%):
37,400	HomeAway, Inc. *	$1,047,200

Internet Software & Services (0.8%):
23,050	j2 Global, Inc. ^	1,141,436
183,925	Millennial Media, Inc. *^	1,300,350

		2,441,786

IT Services (0.9%):
41,375	CSG Systems International, Inc.	1,036,444
62,250	Unisys Corp. *	1,568,077

		2,604,521

Machinery (4.6%):
76,200	Barnes Group, Inc.	2,660,903
97,325	Harsco Corp.	2,423,393
83,775	Manitowoc Co., Inc. (The)	1,640,315
65,525	Terex Corp. *	2,201,640
61,000	Trinity Industries, Inc.	2,766,349
185,075	Wabash National Corp. *	2,157,975

		13,850,575

Media (2.3%):
68,550	Cinemark Holdings, Inc.	2,175,776
60,550	Lions Gate Entertainment Corp. *^	2,122,278
50,275	National CineMedia, Inc.	948,187
154,825	World Wrestling Entertainment, Inc., Class A ^	1,574,570

		6,820,811

Metals & Mining (1.9%):
83,500	Allegheny Technologies, Inc.	2,548,420
281,750	Aurico Gold, Inc.	1,073,468
74,975	Coeur d’Alene Mines Corp. *	903,449
97,125	Stillwater Mining Co. *^	1,069,346

		5,594,683

Multiline Retail (0.3%):
132,475	Body Central Corp. *	808,098

Oil, Gas & Consumable Fuels (4.0%):
119,175	Bill Barrett Corp. *	2,992,484
38,000	PDC Energy, Inc. *	2,262,520
147,600	Resolute Energy Corp. *	1,233,936
30,550	SM Energy Co.	2,358,155
73,025	Teekay Shipping Corp.	3,121,819

		11,968,914

Paper & Forest Products (1.0%):
70,425	KapStone Paper & Packaging Corp.	3,014,190

Pharmaceuticals (0.8%):
33,275	Impax Laboratories, Inc. *	682,470
45,675	Medicines Co. (The) *	1,531,026

		2,213,496

Professional Services (0.8%):
92,700	Trueblue, Inc. *	2,225,727

Real Estate Investment Trusts (REITs) (11.0%):
110,450	Associated Estates Realty Corp. ^	1,646,810
447,475	FelCor Lodging Trust, Inc. *	2,756,446
143,600	First Potomac Realty Trust	1,805,052
108,800	LaSalle Hotel Properties	3,102,976
166,600	Lexington Realty Trust ^	1,870,918
45,425	LTC Properties, Inc.	1,725,242
562,125	MFA Financial, Inc.	4,187,830
444,925	New Residential Investment Corp.	2,945,404

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
501,725	NorthStar Realty Finance Corp.	$4,656,007
46,525	Select Income REIT	1,200,345
174,350	Starwood Property Trust, Inc.	4,179,169
59,625	Sun Communities, Inc.	2,541,218

		32,617,417

Road & Rail (1.0%):
67,200	Con-way, Inc.	2,895,648

Semiconductors & Semiconductor Equipment (4.3%):
84,575	Advanced Energy Industries, Inc. *	1,481,754
122,250	Brooks Automation, Inc.	1,138,148
179,500	Cypress Semiconductor Corp.	1,676,530
162,125	Fairchild Semiconductor International, Inc. *	2,251,916
258,550	Lattice Semiconductor Corp. *	1,153,133
465,875	RF Micro Devices, Inc. *	2,627,534
56,150	Tessera Technologies, Inc.	1,086,503
174,800	TriQuint Semiconductor, Inc. *	1,421,124

		12,836,642

Software (1.0%):
91,025	Take-Two Interactive Software, Inc. *	1,653,014
34,475	Verint Systems, Inc. *	1,277,644

		2,930,658

Specialty Retail (2.8%):
95,875	Aeropostale, Inc. *	901,225
29,700	Genesco, Inc. *	1,947,726
87,925	Rent-A-Center, Inc.	3,349,942
89,150	Select Comfort Corp. *	2,170,803

		8,369,696

Textiles, Apparel & Luxury Goods (2.7%):
95,275	Crocs, Inc. *	1,296,693
45,900	Deckers Outdoor Corp. *	3,025,728
109,100	Jones Group, Inc. (The)	1,637,591
65,875	Skechers U.S.A., Inc., Class A *	2,049,371

		8,009,383

Thrifts & Mortgage Finance (1.6%):
142,675	Flushing Financial Corp.	2,632,353
25,950	Ocwen Financial Corp. *	1,447,232
48,150	Radian Group, Inc. ^	670,730

		4,750,315

Trading Companies & Distributors (0.8%):
40,750	United Rentals, Inc. *	2,375,318

Total Common Stocks (Cost $245,783,673)		283,755,791

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (6.1%):
$18,132,808	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	18,132,808

Total Securities Held as Collateral for Securities on Loan (Cost $18,132,808)		18,132,808

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (4.7%):
13,757,696	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$13,757,696

Total Unaffiliated Investment Company (Cost $13,757,696)		13,757,696

Total Investment Securities (Cost $277,674,177)(c) - 107.0%		315,646,295
Net other assets (liabilities) - (7.0)%		(20,605,363)

Net Assets - 100.0%		$295,040,932

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $15,414,391.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (60.2%):
Aerospace & Defense (0.7%):
87,790	BAE Systems plc	$645,480
19,560	Huntington Ingalls Industries, Inc.	1,318,344
5,000	Lockheed Martin Corp.	637,750
6,370	Raytheon Co.	490,936
17,910	Thales SA	984,264

		4,076,774

Air Freight & Logistics (0.6%):
9,890	FedEx Corp.	1,128,548
188,765	TNT Express NV	1,720,885
7,110	United Parcel Service, Inc., Class B	649,641

		3,499,074

Airlines (0.8%):
102,670	Deutsche Lufthansa AG, Registered Shares *	2,002,135
504,410	International Consolidated Airlines Group SA *	2,756,150

		4,758,285

Auto Components (0.5%):
25,441	Compagnie Generale des Establissements Michelin SCA, Class B	2,820,905

Automobiles (0.9%):
52,321	General Motors Co. *	1,881,986
176,000	Mazda Motor Corp. *	788,717
157,500	Nissan Motor Co., Ltd.	1,585,989
23,400	Toyota Motor Corp.	1,500,898

		5,757,590

Beverages (0.8%):
23,870	Coca-Cola Co. (The)	904,196
29,516	Coca-Cola Enterprises, Inc.	1,186,838
21,771	Dr Pepper Snapple Group, Inc.	975,776
14,350	PepsiCo, Inc.	1,140,825
4,803	Pernod Ricard SA	596,696

		4,804,331

Biotechnology (0.4%):
22,270	Amgen, Inc.	2,492,904
197,140	Savient Pharmaceuticals, Inc. *	123,094

		2,615,998

Capital Markets (1.1%):
13,620	Bank of New York Mellon Corp. (The)	411,188
819	BlackRock, Inc., Class A	221,638
66,218	Credit Suisse Group AG, Registered Shares	2,029,696
102,913	Morgan Stanley	2,773,505
38,310	UBS AG, Registered Shares	783,968

		6,219,995

Chemicals (1.2%):
12,000	Agrium, Inc.	1,008,360
32,908	Akzo Nobel NV	2,163,056
45,510	Dow Chemical Co. (The)	1,747,584
17,620	E.I. du Pont de Nemours & Co.	1,031,827
15,000	LyondellBasell Industries NV, Class A	1,098,450
13,950	Mosaic Co. (The)	600,129

		7,649,406

Shares		Fair Value
Common Stocks, continued
Commercial Banks (4.5%):
46,750	Barclays plc	$201,114
32,810	BNP Paribas SA	2,220,529
22,771	CIT Group, Inc. *	1,110,542
4,106	Columbia Banking System, Inc.	101,418
71,610	Commerzbank AG *	824,409
5,306	Commonwealth Bank of Australia	352,638
164,930	Credit Agricole SA *	1,819,828
61,000	DBS Group Holdings, Ltd.	799,144
148,152	HSBC Holdings plc	1,613,760
38,540	HSBC Holdings plc	417,614
8,000	ICICI Bank, Ltd., ADR	243,840
833,090	Intesa Sanpaolo SpA	1,721,055
74,617	KB Financial Group, Inc.	2,606,410
40,912	PNC Financial Services Group, Inc.	2,964,074
21,100	Societe Generale	1,052,189
74,258	SunTrust Banks, Inc.	2,407,444
338,229	UniCredit SpA	2,164,169
110,021	Wells Fargo & Co.	4,546,068

		27,166,245

Commercial Services & Supplies (0.2%):
230	CEVA Group plc *(k)	195,203
20,350	Republic Services, Inc.	678,876
16,210	Waste Management, Inc.	668,500

		1,542,579

Communications Equipment (1.3%):
220,670	Brocade Communications Systems, Inc. *	1,776,394
217,419	Cisco Systems, Inc.	5,091,952
127,750	Telefonaktiebolaget LM Ericsson, B Shares	1,702,273

		8,570,619

Computers & Peripherals (1.4%):
9,939	Apple, Inc.	4,738,419
85,938	Dell, Inc.	1,183,366
132,244	Hewlett-Packard Co.	2,774,479

		8,696,264

Construction & Engineering (0.1%):
16,150	Carillion plc	81,805
13,227	FLSmidth & Co. A/S ^	712,434

		794,239

Construction Materials (0.4%):
96,711	CRH plc	2,326,054

Containers & Packaging (0.2%):
33,259	MeadWestvaco Corp.	1,276,480

Diversified Banks (0.1%):
9,100	Royal Bank of Canada	583,163

Diversified Financial Services (2.2%):
1,251	Bond Street Holdings LLC, Class A *^	17,514
89,200	Citigroup, Inc.	4,327,092
8,835	Deutsche Boerse AG	664,750
327,048	ING Groep NV *	3,710,686
102,190	JPMorgan Chase & Co.	5,282,201
9,885	NYSE Euronext	414,972

		14,417,215

Diversified Telecommunication Services (1.3%):
35,820	AT&T, Inc.	1,211,432

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
19,288	China Telecom Corp., Ltd., ADR	$953,406
35,720	France Telecom SA	448,014
50,000	Frontier Communications Corp. ^	208,500
37,000	Singapore Telecommunications, Ltd.	110,692
443,520	Singapore Telecommunications, Ltd.	1,320,017
151,897	Telefonica SA *	2,373,753
84,310	Telstra Corp., Ltd.	390,917
43,940	Vivendi	1,011,133

		8,027,864

Electric Utilities (1.7%):
15,000	American Electric Power Co., Inc.	650,250
28,787	Duke Energy Corp.	1,922,396
23,342	Entergy Corp.	1,474,981
62,019	Exelon Corp.	1,838,243
24,000	FirstEnergy Corp.	874,800
16,670	NextEra Energy, Inc.	1,336,267
22,920	PPL Corp.	696,310
9,722	Prime ATET&D Holdings No. 1 Pty., Ltd. *(a)	—
38,960	Southern Co. (The)	1,604,373

		10,397,620

Electrical Equipment (0.3%):
47,390	Alstom SA	1,688,463
101,615	Dongfang Electric Corp., Ltd., H Shares	147,944
1,159	Osram Licht AG *	54,405

		1,890,812

Electronic Equipment, Instruments & Components (0.4%):
49,730	Flextronics International, Ltd. *	452,046
32,843	TE Connectivity, Ltd.	1,700,611

		2,152,657

Energy Equipment & Services (2.2%):
100,371	Baker Hughes, Inc.	4,928,216
12,396	Ensco plc, Class A, ADR	666,285
16,398	Fugro NV	1,000,349
50,904	Halliburton Co.	2,451,028
35,370	Noble Corp.	1,335,925
12,590	Schlumberger, Ltd.	1,112,453
50,464	Transocean, Ltd.	2,245,648
6,000	Weatherford International, Ltd. *	91,980

		13,831,884

Food & Staples Retailing (2.5%):
85,095	CVS Caremark Corp.	4,829,141
69,130	Kroger Co. (The)	2,788,704
13,330	Metro AG	528,820
23,540	Safeway, Inc. ^	753,045
494,119	Tesco plc	2,872,185
50,738	Walgreen Co.	2,729,704
10,826	Wal-Mart Stores, Inc.	800,691

		15,302,290

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	132,106

Health Care Equipment & Supplies (1.1%):
11,540	Getinge AB, B Shares	412,709

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
101,774	Medtronic, Inc.	$5,419,465
10,362	Stryker Corp.	700,368

		6,532,542

Health Care Providers & Services (0.7%):
36,146	CIGNA Corp.	2,778,181
5,440	Quest Diagnostics, Inc. ^	336,138
1,420	UnitedHealth Group, Inc.	101,686
17,000	WellPoint, Inc.	1,421,370

		4,637,375

Household Durables (0.1%):
18,737	Persimmon plc	329,378

Independent Power Producers & Energy Traders (0.3%):
15,370	Dynegy, Inc. *^	296,948
50,498	NRG Energy, Inc.	1,380,111

		1,677,059

Industrial Conglomerates (0.9%):
89,340	General Electric Co.	2,134,333
50,410	Koninklijke Philips Electronics NV	1,625,576
12,570	Siemens AG, Registered Shares	1,515,263

		5,275,172

Insurance (3.4%):
27,857	ACE, Ltd.	2,606,300
130,125	AEGON NV	963,428
4,473	Alleghany Corp. *	1,832,364
105,666	American International Group, Inc.	5,138,538
252,117	Aviva plc	1,618,026
75,793	AXA SA	1,758,753
56	CNO Financial Group, Inc.	806
36,687	MetLife, Inc.	1,722,455
7,290	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,425,810
8,320	QBE Insurance Group, Ltd.	113,871
21,130	Swiss Re AG	1,748,271
980	White Mountains Insurance Group, Ltd.	556,268
3,971	Zurich Insurance Group AG	1,022,994

		20,507,884

Internet Software & Services (0.1%):
936	Google, Inc., Class A *	819,852

Life Sciences Tools & Services (0.0%):
3,360	Lonza Group AG, Registered Shares	275,103

Machinery (0.8%):
16,490	Caterpillar, Inc.	1,374,771
73,359	CNH Industrial NV *	940,729
3,788	Federal Signal Corp. *	48,752
39,476	Navistar International Corp. *^	1,440,084
8,861	Stanley Black & Decker, Inc.	802,541

		4,606,877

Marine (0.3%):
222	A.P. Moller - Maersk A/S, Class B	2,038,948

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (3.1%):
108,642	British Sky Broadcasting Group plc	$1,531,085
43,162	Comcast Corp., Special Class A	1,871,936
73,410	News Corp., Class A *	1,178,965
56,390	Reed Elsevier NV	1,133,172
179,040	Reed Elsevier plc	2,411,304
29,011	Time Warner Cable, Inc.	3,237,627
15,680	Time Warner, Inc.	1,031,901
4,015	Tribune Co. *	253,306
2,462	Tribune Co., B Shares *	155,328
34,440	Twenty-First Century Fox, Inc.	1,153,740
101,044	Twenty-First Century Fox, Inc., Class B	3,374,869
11,320	Viacom, Inc., Class B	946,126
7,300	Walt Disney Co. (The)	470,777

		18,750,136

Metals & Mining (2.3%):
46,430	Anglo American plc	1,141,612
11,046	AngloGold Ashanti, Ltd., ADR ^	146,691
27,100	Barrick Gold Corp.	504,602
58,520	BHP Billiton plc	1,723,418
122,975	Freeport-McMoRan Copper & Gold, Inc.	4,068,013
18,240	Goldcorp, Inc.	474,422
28,970	Newmont Mining Corp.	814,057
6,584	POSCO	1,949,674
46,009	Rio Tinto plc, Registered Shares, ADR ^	2,243,399
45,514	ThyssenKrupp AG *	1,089,350

		14,155,238

Multiline Retail (0.7%):
25,390	Kohl’s Corp.	1,313,933
147,710	Marks & Spencer Group plc	1,187,693
24,240	Target Corp.	1,550,875

		4,052,501

Multi-Utilities (0.9%):
17,270	Dominion Resources, Inc.	1,079,030
34,490	GDF Suez	866,802
38,710	PG&E Corp.	1,584,013
22,060	Public Service Enterprise Group, Inc.	726,436
11,070	Sempra Energy	947,592
3,650	TECO Energy, Inc.	60,371
27,390	Xcel Energy, Inc.	756,238

		6,020,482

Office Electronics (0.5%):
146,100	Konica Minolta Holdings, Inc.	1,231,191
204,673	Xerox Corp.	2,106,085

		3,337,276

Oil, Gas & Consumable Fuels (6.6%):
4,470	Anadarko Petroleum Corp.	415,665
34,060	Apache Corp.	2,899,868
70,029	BG Group plc	1,338,532
55,000	BP plc, ADR	2,311,650
342,921	BP plc	2,405,592
39,300	Canadian Oil Sands, Ltd.	761,655
15,000	Chesapeake Energy Corp.	388,200
16,180	Chevron Corp.	1,965,870
51,372	CONSOL Energy, Inc.	1,728,668
5,000	Devon Energy Corp.	288,800

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
90,836	Eni SpA	$2,094,048
10,000	Exxon Mobil Corp.	860,400
125,480	Galp Energia SGPS SA, B Shares	2,090,912
71,814	Leidos Holdings, A Shares *(b)	—
82,216	Marathon Oil Corp.	2,867,694
18,710	Murphy Oil Corp.	1,128,587
59,740	OAO Gazprom, GDR	526,907
113,322	Petroleo Brasileiro SA, ADR	1,895,877
48,457	Petroleo Brasileiro SA, ADR	750,599
430	Royal Dutch Shell plc, A Shares	14,202
34,668	Royal Dutch Shell plc, B Shares	1,198,067
56,209	Royal Dutch Shell plc, ADR	3,691,806
77,654	Royal Dutch Shell plc, A Shares	2,561,421
22,490	Spectra Energy Corp.	769,833
212,200	Talisman Energy, Inc.	2,435,386
46,090	Total SA ^	2,678,523
5,600	Total SA, Sponsored ADR	324,352
23,280	Williams Cos., Inc. (The)	846,461
11,538	WPX Energy, Inc. *	222,222

		41,461,797

Paper & Forest Products (0.4%):
6,054	Domtar Corp.	480,809
46,707	International Paper Co.	2,092,473

		2,573,282

Personal Products (0.2%):
59,044	Avon Products, Inc.	1,216,306

Pharmaceuticals (5.1%):
37,326	Elan Corp. plc, ADR	581,539
12,483	Eli Lilly & Co.	628,269
36,540	Forest Laboratories, Inc. *	1,563,547
62,010	GlaxoSmithKline plc	1,558,299
19,547	Hospira, Inc. *	766,633
15,000	Johnson & Johnson Co.	1,300,350
200,634	Merck & Co., Inc.	9,552,186
9,620	Merck KGaA	1,501,143
165,439	Pfizer, Inc.	4,749,754
16,190	Roche Holding AG	4,368,585
18,800	Sanofi-Aventis SA	1,906,275
15,000	Sanofi-Aventis SA, ADR	759,450
49,723	Teva Pharmaceutical Industries, Ltd., ADR	1,878,535

		31,114,565

Professional Services (0.4%):
24,750	Hays plc	47,500
38,525	Randstad Holding NV	2,170,648

		2,218,148

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.	731,323
28,600	Westfield Retail Trust	79,266

		810,589

Real Estate Management & Development (0.1%):
13,131	Canary Wharf Group plc *(a)(k)	60,206
24,000	Cheung Kong Holdings, Ltd.	366,008
3,700	Forestar Group, Inc. *	79,661

		505,875

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.1%):
11,630	Broadcom Corp., Class A	$302,496
71,480	Intel Corp.	1,638,322
2,790	Samsung Electronics Co., Ltd.	3,532,841
205,000	Taiwan Semiconductor Manufacturing Co., Ltd.	697,045
10,240	Texas Instruments, Inc.	412,365

		6,583,069

Software (2.0%):
270,232	Microsoft Corp.	9,001,428
4,190	Nintendo Co., Ltd.	476,193
19,930	Oracle Corp.	661,078
12,060	SAP AG	891,283
67,232	Symantec Corp.	1,663,992

		12,693,974

Specialty Retail (0.4%):
384,971	Kingfisher plc	2,401,712

Tobacco (1.4%):
46,238	Altria Group, Inc.	1,588,275
54,287	British American Tobacco plc	2,880,135
41,468	Imperial Tobacco Group plc	1,536,201
37,910	Lorillard, Inc.	1,697,610
11,117	Philip Morris International, Inc.	962,621

		8,664,842

Trading Companies & Distributors (0.0%):
15,900	ITOCHU Corp.	195,381

Wireless Telecommunication Services (1.4%):
46,000	China Mobile, Ltd.	517,481
54,348	Sprint Corp. *	337,501
83,707	Turkcell Iletisim Hizmetleri AS, ADR *	1,234,678
1,976,810	Vodafone Group plc	6,969,813

		9,059,473

Total Common Stocks (Cost $315,856,789)		371,825,285

Preferred Stocks (0.1%):
Commercial Banks (0.1%):
6,800	GMAC Capital Trust I, Series 2, Preferred Shares	181,900

Metals & Mining (0.0%):
10,480	Vale SA, Preferred Shares, ADR	148,921

Total Preferred Stocks (Cost $458,947)		330,821

Convertible Preferred Stocks (0.4%):
Automobiles (0.0%):
6,000	General Motors Co., Series B, 0.38%	300,900

Commercial Banks (0.1%):
116	Wells Fargo & Co., Series L, Class A, 0.03%	131,950
300	Wells Fargo & Co., Series L, Class A, 0.03%	341,250

		473,200

Commercial Services & Supplies (0.0%):
6	CEVA Group plc, Series A-1(k)	5,700
49	CEVA Group plc, Series A-2(k)	41,268

		46,968

Shares		Fair Value
Convertible Preferred Stocks, continued
Diversified Financial Services (0.2%):
800	Bank of America Corp., Series L	$863,999

Insurance (0.0%):
4,200	MetLife, Inc., 0.70%	120,372

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series B	133,625
2,500	Dominion Resources, Inc., Series A	133,350

		266,975

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A (c)	110,313
3,500	SandRidge Energy, Inc., 0.28%	349,125

		459,438

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 32.58%^	59,844

Total Convertible Preferred Stocks (Cost $2,286,428)		2,591,696

Private Placements (0.0%):
Media (0.0%):
5,213	Tribune Co. *	—

Total Private Placements (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.5%):
Automobiles (0.3%):
$1,500,000	Volkswagen International Finance NV, 5.50%, 11/9/15(c)	2,243,182

Construction Materials (0.2%):
455,000	Cemex SAB de C.V., 3.25%, 3/15/16	579,272
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	390,000

		969,272

	Total Convertible Bonds (Cost $2,676,482)	3,212,454

Floating Rate Loans (0.9%):
Diversified Financial Services (0.3%):
3,860,813	Lehman Brothers Holdings, Inc. , 12/31/49(d)(e)	1,691,538

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.73%, 10/10/17(d)	100,388

Energy Equipment & Services (0.2%):

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Energy Equipment & Services, continued
$1,000,000	Fieldwood Energy LLC, 9/30/20(d)	$995,940

Hotels, Restaurants & Leisure (0.1%):
95,000	Caesars Entertainment Operating Co., Inc., 4.43%, 1/28/18(d)	84,278
454,000	Caesars Entertainment Operating Co., Inc., 5.43%, 1/28/18(d)	410,643

		494,921

Machinery (0.1%):
483,718	Navistar International Corp., 7.00%, 8/17/17(d)	489,309

Media (0.2%):
469,716	Cengage Learning Acquisitions, Inc., 7/3/14(d)(e)	344,067
41,615	Clear Channel Communications, Inc., Tranche C, 3.83%, 1/19/16(d)	38,429
226,000	Clear Channel Communications, Inc., 3.83%, 1/29/16(d)	212,610
308,957	Clear Channel Communications, Inc., Delayed Draw Term, 3.83%, 1/29/16(d)	290,651
1,000,000	Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.50%, 9/16/18(d)	1,011,250

		1,897,007

Total Floating Rate Loans (Cost $5,677,908)		5,669,103

Corporate Bonds (8.1%):
Airlines (0.1%):
585,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 11/8/13 @ 105.62(e)	693,225

Auto Components (0.3%):
100,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	111,750
1,600,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21, Callable 3/1/16 @ 104.88	1,628,000

		1,739,750

Automobiles (0.1%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	221,000
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13^	448,000

		669,000

Principal Amount		Fair Value
Beverages (0.0%):
$250,000	Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.13^(c)	$229,063

Capital Markets (0.1%):
500,000	E*TRADE Financial Corp., 6.00%, 11/15/17, Callable 11/15/14 @ 103	526,250

Commercial Banks (0.0%):
5,000	JPMorgan Chase & Co., Series 0000 , 11/15/13(c)	227,600
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	271,250

		498,850

Commercial Services & Supplies (0.1%):
475,000	CEVA Group plc, 4.00%, 5/1/18, Callable 11/8/13 @ 102(c)(k)	396,625

Diversified Consumer Services (0.1%):
500,000	Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94(c)	540,000

Diversified Financial Services (0.2%):
7,500,000	Citigroup, Inc., Series 0000, 6.00%, 10/10/14	1,037,250

Diversified Telecommunication (0.3%):
1,700,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,822,036

Electronic Equipment, Instruments & Components (0.1%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25(c)	526,250

Food & Staples Retailing (0.2%):
100,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88	113,250
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19(c)	315,750
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44(c)	161,805
135,000	SuperValu, Inc., 8.00%, 5/1/16^	147,825

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Food & Staples Retailing, continued
$200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 6/30/14 @ 106.38	$210,750

		949,380

Food Products (0.1%):
368,000	Del Monte Corp., 7.63%, 2/15/19, Callable 2/15/14 @ 103.81	381,800

Health Care Providers & Services (0.6%):
299,000	HCA, Inc., 6.50%, 2/15/16	324,041
800,000	HCA, Inc., 7.50%, 2/15/22	878,000
400,000	Tenet Healthcare Corp., 9.25%, 2/1/15	437,000
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22(c)	1,461,250
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	52,750
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	321,750

		3,474,791

Hotels, Restaurants & Leisure (0.4%):
500,000	Caesars Entertainment Corp., 9.00%, 2/15/20, Callable 2/15/16 @ 104.5	468,750
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81	104,750
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	553,750
500,000	Landry’s, Inc., 9.38%, 5/1/20, Callable 5/1/15 @ 107.03(c)	527,500
500,000	MGM Resorts International, 10.00%, 11/1/16	595,000
200,000	MGM Resorts International, 6.75%, 10/1/20	210,000

		2,459,750

Household Products (0.3%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94	330,000
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94	217,000

Principal Amount		Fair Value
Household Products, continued
$500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31	$501,875
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13^	604,500

		1,653,375

Independent Power Producers & Energy Traders (0.5%):
180,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(c)	193,950
224,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(c)	238,000
450,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(c)	473,625
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15(a)(k)	—
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16(a)(k)	—
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19(a)(k)	—
115,000	RRI Energy, Inc., 7.88%, 6/15/17	124,200
195,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 11/8/13 @ 100	4,388
2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75	1,784,116

		2,818,279

IT Services (0.0%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.5	208,000

Machinery (0.1%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21(c)	258,613
400,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/1/14 @ 104.13	405,000

		663,613

Media (1.2%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	372,938
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	112,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Media, continued
$1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25	$1,058,749
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	507,500
1,009,000	Clear Channel Communications, Inc., 9.00%, 12/15/19, Callable 7/15/15 @ 104.5	988,820
1,000,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.5	967,500
700,000	CSC Holdings LLC, 6.75%, 11/15/21	749,000
175,000	Cumulus Media Holdings, Inc., 7.75%, 5/1/19, Callable 5/1/15 @ 103.88	181,563
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	985,000
500,000	Dish DBS Corp., 5.00%, 3/15/23	463,750
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56(c)	957,500
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.5	186,000

		7,530,320

Metals & Mining (0.2%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63	547,500
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105^	498,750

		1,046,250

Multiline Retail (0.0%):
167,000	J.C. Penney Co., Inc. , 5/22/18(d)	161,724

Office Electronics (0.0%):
88,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 11/8/13 @ 104.18	91,520

Oil & Gas Exploration & Production (0.1%):
325,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.75%, 10/1/20, Callable 10/1/16 @ 105.38(c)	341,250

Principal Amount		Fair Value
Oil & Gas Exploration & Production, continued
$300,000	SandRidge Energy, Inc., 7.50%, 3/15/21, Callable 0 @ 103.75	$303,000

		644,250

Oil, Gas & Consumable Fuels (1.5%):
300,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44	316,500
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.5^	193,750
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63	566,250
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5	483,750
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	380,363
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	226,500
1,700,000	Chesapeake Energy Corp., 5.75%, 3/15/23	1,704,249
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	555,000
500,000	EP Energy/EP Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69	562,500
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	381,000
500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88	528,750
400,000	Halcon Resources Corp., 8.88%, 5/15/21, Callable 11/15/16 @ 104.44	410,000
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	103,375
200,000	Peabody Energy Corp., 6.25%, 11/15/21	194,000
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88(c)	954,000
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 103.88(c)	877,500
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	530,000
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25	424,000

		9,391,487

Pharmaceuticals (0.0%):
100,000	Grifols, Inc., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19	107,375

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Professional Services (0.0%):
$100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19^	$110,750

Semiconductors & Semiconductor Equipment (0.2%):
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(c)	293,358
510,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03	536,775
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	534,000

		1,364,133

Software (0.5%):
907,000	First Data Corp., 11.25%, 3/31/16, Callable 11/8/13 @ 100^	907,000
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.63	660,000
1,389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13^(c)	1,434,142
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(c)	146,993
200,000	Infor (US), Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03	223,500

		3,371,635

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94(c)	446,000

Thrifts & Mortgage Finance (0.1%):
900,000	Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75(c)	879,750

Wireless Telecommunication Services (0.6%):
514,918	Avaya, Inc., 4.76%, 10/26/17(d)	460,393
126,633	Avaya, Inc., 8.00%, 3/31/18(d)	119,736
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 4/1/15 @ 103.5	316,965
480,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 107.88^	388,800

Principal Amount		Fair Value
Wireless Telecommunication Services, continued
$500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	$566,250
100,000	Frontier Communications Corp., 8.50%, 4/15/20	110,500
700,000	Sprint Nextel Corp., 9.13%, 3/1/17	805,001
500,000	Sprint Nextel Corp., 9.00%, 11/15/18(c)	586,250
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	642,500

		3,996,395

Total Corporate Bonds (Cost $48,479,281)		50,428,876

Foreign Bonds (14.2%):
Chemicals (0.1%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31+(c)	143,725
450,000	Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.5+(c)	675,737

		819,462

Commercial Banks (0.2%):
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41+(c)	445,142
2,990,000	Export-Import Bank of Korea (The), 1.45%, 5/19/14+(c)	465,547

		910,689

Sovereign Bonds (13.9%):
371,000	Australian Government, Series 125, 6.25%, 6/15/14+	355,290
15,000	Bank Negara Monetary Notes, Seires 1113, 2.94%, 10/8/13+(f)	4,601
210,000	Bank Negara Monetary Notes, Series 8612, 2.86%, 10/10/13+(f)	64,420
160,000	Bank Negara Monetary Notes, Series 1513, 2.87%, 10/29/13+(f)	48,999
710,000	Bank Negara Monetary Notes, Series 9112, 2.87%, 10/31/13+(f)	217,400
170,000	Bank Negara Monetary Notes, Series 1913, 2.91%, 11/12/13+(f)	52,003
350,000	Bank Negara Monetary Notes, Series 9512, 2.87%, 11/19/13+(f)	107,005
940,000	Bank Negara Monetary Notes, Series 2213, 2.85%, 11/26/13+(f)	287,224
670,000	Bank Negara Monetary Notes, Series 2513, 2.87%, 12/5/13+(f)	204,575

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Sovereign Bonds, continued
$130,000	Bank Negara Monetary Notes, Series 2713, 2.86%, 12/10/13+(f)	$39,678
520,000	Bank Negara Monetary Notes, Series 9912, 2.87%, 12/12/13+(f)	158,695
360,000	Bank Negara Monetary Notes, Series 3013, 2.89%, 12/19/13+(f)	109,797
330,000	Bank Negara Monetary Notes, Series 3213, 2.83%, 12/26/13+(f)	100,591
195,000	Bank Negara Monetary Notes, Series 3413, 2.88%, 12/31/13+(f)	59,416
290,000	Bank Negara Monetary Notes, Series 0213, 2.84%, 1/9/14+(f)	88,278
590,000	Bank Negara Monetary Notes, Series 0413, 2.83%, 1/16/14+(f)	179,495
90,000	Bank Negara Monetary Notes, Series 4013, 2.88%, 1/23/14+(f)	27,372
220,000	Bank Negara Monetary Notes, Series 4213, 2.89%, 1/30/14+(f)	66,872
120,000	Bank Negara Monetary Notes, Series 0613, 2.81%, 2/6/14+(f)	36,456
1,725,000	Bank Negara Monetary Notes, Series 0713, 2.81%, 2/18/14+(f)	523,554
1,465,000	Bank Negara Monetary Notes, Series 0813, 2.82%, 2/20/14+(f)	444,572
1,375,000	Bank Negara Monetary Notes, Series 0913, 2.84%, 2/25/14+(f)	417,097
105,000	Bank Negara Monetary Notes, Series 1213, 2.87%, 3/13/14+(f)	31,811
200,000	Bank Negara Monetary Notes, Series 1313, 2.85%, 3/20/14+(f)	60,560
240,000	Bank Negara Monetary Notes, Series 1413, 2.82%, 3/27/14+(f)	72,636
80,000	Bank Negara Monetary Notes, Series 1613, 2.83%, 4/3/14+(f)	24,201
600,000	Bank Negara Monetary Notes, Series 2113, 2.83%, 4/24/14+(f)	181,188
170,000	Bank Negara Monetary Notes, Series 2813, 2.84%, 5/15/14+(f)	51,244
520,000	Bank Negara Monetary Notes, Series 2913, 2.81%, 5/20/14+(f)	156,676
395,000	Bank Negara Monetary Notes, Series 3113, 2.83%, 5/27/14+(f)	118,938
700,000	Bank Negara Monetary Notes, Series 3313, 2.93%, 6/3/14+(f)	210,640

Principal Amount		Fair Value
Sovereign Bonds, continued
$876,000	Bank Negara Monetary Notes, Series 3513, 2.84%, 6/5/14+(f)	$263,552
1,270,000	Bank Negara Monetary Notes, Series 3613, 2.83%, 6/10/14+(f)	381,913
540,000	Bank Negara Monetary Notes, Series 3713, 2.83%, 6/17/14+(f)	162,282
1,310,000	Bank Negara Monetary Notes, Series 3813, 2.87%, 6/19/14+(f)	393,611
280,000	Bank Negara Monetary Notes, Series 4313, 2.82%, 7/8/14+(f)	83,979
240,000	Bank Negara Monetary Notes, Series 4413, 2.84%, 7/15/14+(f)	71,934
340,000	Bank Negara Monetary Notes, Series 4613, 2.84%, 7/24/14+(f)	101,818
860,000	Bank Negara Monetary Notes, Series 4813, 2.85%, 8/5/14+(f)	257,258
870,000	Bank Negara Monetary Notes, Series 4913, 2.82%, 8/14/14+(f)	260,056
230,000	Bank Negara Monetary Notes, Series 5113, 2.89%, 8/21/14+(f)	68,711
85,000	Bank Negara Monetary Notes, Series 5113, 2.83%, 8/21/14+(f)	25,393
40,000	Bank Negara Monetary Notes, Series 5513, 2.79%, 9/9/14+(f)	11,954
40,000	Bank Negara Monetary Notes, Series 5713, 2.83%, 9/18/14+(f)	11,945
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+(g)	401,313
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/16+(g)	80,873
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/17+(g)	536,374
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/18+(g)	248,783
1,410,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/19+(g)	614,061
630,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21+(g)	270,200
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 8/15/22+(g)	989,934
1,790,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(g)	754,952
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+(g)	151,153

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Sovereign Bonds, continued
$1,153,000	Canadian Government, 1.00%, 2/1/14+	$1,119,436
251,000	Canadian Government, 2.00%, 3/1/14+	244,712
214,000	Canadian Government, 0.75%, 5/1/14+	207,463
340,000	Canadian Government, 2.25%, 8/1/14+	333,434
678,000	Canadian Government, 1.00%, 11/1/14+	657,935
609,000	Canadian Government, 2.00%, 12/1/14+	597,724
1,672,000	Canadian Government, 1.00%, 2/1/15+	1,621,396
7,100,000	Hungary Government Bond, Series 13/E, 7.50%, 10/24/13+	32,394
18,000,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14+	82,510
52,720,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14+	246,388
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15+	37,419
15,720,000	Hungary Government Bond, Series 15/C, 7.75%, 8/24/15+	76,202
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16+	58,452
4,290,000	Hungary Government Bond, Series 16/D, 5.50%, 12/22/16+	20,073
11,200,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17+	54,138
53,560,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17+	260,368
9,030,000	Hungary Government Bond, Series 18/A, 5.50%, 12/20/18+	41,800
11,000,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19+	53,119
9,040,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20+	46,056
14,460,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22+	70,987
4,950,000	Hungary Government Bond, Series 23/A, 6.00%, 11/24/23+	22,794
5,330,000	Hungary Treasury Bill, Series 1Y, 5.16%, 1/8/14+(f)	24,030
4,770,000	Hungary Treasury Bill, 4.07%, 6/25/14+(f)	21,143
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	567,571
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	299,822
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	309,470
934,700	Ireland Treasury Bill, 5.50%, 10/18/17+(c)	1,405,806
246,000	Irish Government, 4.50%, 10/18/18+	358,176
597,000	Irish Government, 4.40%, 6/18/19+	857,780

Principal Amount		Fair Value
Sovereign Bonds, continued
$1,175,000	Irish Government, 5.90%, 10/18/19+	$1,804,551
552,000	Irish Government, 4.50%, 4/18/20+	786,641
1,821,000	Irish Government, 5.00%, 10/18/20+	2,666,790
958,580	Irish Government, 5.40%, 3/13/25+	1,419,932
9,070,000	Kommuninvest I Sverige AB, Series 1405, 2.25%, 5/5/14+	1,420,677
89,820,000	Korea Monetary Stab Bond, Series 1310, 3.59%, 10/2/13+	83,588
153,970,000	Korea Monetary Stab Bond, Series 1312, 3.48%, 12/2/13+	143,500
211,700,000	Korea Monetary Stab Bond, Series 1402, 3.47%, 2/2/14+	197,582
311,140,000	Korea Monetary Stab Bond, Series 1404, 3.59%, 4/2/14+	290,950
151,900,000	Korea Monetary Stab Bond, Series 1405, 2.55%, 5/9/14+	141,294
368,910,000	Korea Monetary Stab Bond, Series 1406, 3.28%, 6/2/14+	344,778
1,107,000,000	Korea Monetary Stab Bond, Series 1406, 2.57%, 6/9/14+	1,029,607
258,700,000	Korea Monetary Stab Bond, Series 1408, 2.82%, 8/2/14+	241,104
1,092,000,000	Korea Monetary Stab Bond, Series 1409, 2.72%, 9/9/14+	1,017,668
2,081,000,000	Korea Monetary Stab Bond, Series 1410, 2.78%, 10/2/14+	1,938,511
768,130,000	Korea Monetary Stab Bond, Series 1412, 2.84%, 12/2/14+	715,973
1,013,290,000	Korea Monetary Stab Bond, Series 1502, 2.74%, 2/2/15+	943,217
434,060,000	Korea Monetary Stab Bond, Series 1504, 2.47%, 4/2/15+	402,330
1,618,900,000	Korea Monetary Stab Bond, Series 1506, 2.76%, 6/2/15+	1,506,807
2,712,580,000	Korea Monetary Stab Bond, Series 1508, 2.80%, 8/2/15+	2,525,696
4,230,780,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13+	3,940,507
347,060,000	Korea Treasury Bond, Series 1412, 3.25%, 12/10/14+	325,020
314,700,000	Korea Treasury Bond, Series 1506, 3.25%, 6/10/15+	295,240
2,224,930,000	Korea Treasury Bond, Series 1512, 2.75%, 12/10/15+	2,069,578
1,170,000	Letra do Tesouro Nacional, Series LTN, 9.31%, 4/1/14+(f)(g)	504,171
96,000	Letra do Tesouro Nacional, Series LTN, 10.13%, 1/1/15+(f)(g)	38,299
1,660,000	Letra do Tesouro Nacional, Series LTN, 12.19%, 1/1/16+(f)(g)	590,072
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.41%, 1/1/17+(f)(g)	1,001,049
50,000	Malaysia Treasury Bill, Series 364, 2.86%, 5/30/14+(f)	15,040

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Sovereign Bonds, continued
$10,000	Malaysian Government, Series 4/98, 8.00%, 10/30/13+	$3,081
50,000	Malaysian Government, Series 364, 2.89%, 12/27/13+(f)	15,237
3,130,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14+	972,783
4,765,000	Malaysian Government, Series 0211, 3.43%, 8/15/14+	1,469,015
1,315,000	Malaysian Government, Series 0409, 3.74%, 2/27/15+	406,959
2,100,000	Malaysian Government, Series 0110, 3.84%, 8/12/15+	651,914
50,000	Malaysian Government, Series 2/05, 4.72%, 9/30/15+	15,783
890,000	Malaysian Government, Series 0312, 3.20%, 10/15/15+	273,029
13,720,000	Mexican Cetes, Series BI , 10/24/13+(h)	104,585
8,510,000	Mexican Cetes, Series BI , 10/31/13+(h)	64,824
29,022,000	Mexican Cetes, Series BI , 1/9/14+(h)	219,565
27,370,000	Mexican Cetes, Series BI , 3/20/14+(h)	205,559
14,650,000	Mexican Cetes, Series BI , 4/3/14+(h)	109,886
41,270,000	Mexican Cetes, Series BI , 4/30/14+(h)	308,692
702,426	Mexican Udibonos, 4.50%, 12/18/14+(d)(h)	56,941
1,791,953	Mexican Udibonos, 5.00%, 6/16/16+(d)(h)	153,057
1,524,645	Mexican Udibonos, 3.50%, 12/14/17+(d)(h)	128,425
920,727	Mexican Udibonos, 4.00%, 6/13/19+(d)(h)	80,197
742,522	Mexican Udibonos, 2.50%, 12/10/20+(d)(h)	59,166
20,009,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13+(d)(h)	1,542,457
3,690,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14+(d)(h)	288,394
11,130,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14+(d)(h)	908,286
3,650,000	Mexico Bonos Desarr, Series M, 6.00%, 6/18/15+(d)(h)	289,091
19,710,000	Mexico Bonos Desarr, Series M 10, 8.00%, 12/17/15+(d)(h)	1,635,557
2,030,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(d)(h)	163,293
1,790,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d)(h)	148,474
230,000	Monetary Authority of Singapore Bill, Series 84, 0.27%, 10/25/13+(f)	183,362
490,000	Monetary Authority of Singapore Bill, Series 84, 0.28%, 11/8/13+(f)	390,614
190,000	Monetary Authority of Singapore Bill, Series 84, 0.27%, 11/22/13+(f)	151,452

Principal Amount		Fair Value
Sovereign Bonds, continued
$3,070,000	Philippine Government International Bond, Series 5-67, 6.25%, 1/27/14+	$71,723
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16+	76,650
500,000	Philippine Government International Bond, Series 3-20, 1.63%, 4/25/16+	11,223
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	49,610
7,560,000	Philippine Treasury Bill, 0.77%, 10/2/13+(f)	173,653
60,000	Philippine Treasury Bill, 0.76%, 10/31/13+(f)	1,377
1,680,000	Philippine Treasury Bill, 0.54%, 11/13/13+(f)	38,560
1,380,000	Philippine Treasury Bill, 0.61%, 1/8/14+(f)	31,614
2,360,000	Philippine Treasury Bill, 0.52%, 2/5/14+(f)	54,025
6,730,000	Philippine Treasury Bill, 0.55%, 3/5/14+(f)	153,818
8,150,000	Philippine Treasury Bill, 0.20%, 4/2/14+(f)	186,299
1,720,000	Philippine Treasury Bill, 0.96%, 7/2/14+(f)	39,173
1,580,000	Philippine Treasury Bill, 0.71%, 8/6/14+(f)	35,954
6,740,000	Philippine Treasury Bill, 0.72%, 9/3/14+(f)	153,273
2,315,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13+	742,651
2,675,000	Poland Government Bond, Series 0114, 4.07%, 1/25/14+(f)	849,964
10,255,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	3,341,999
1,090,000	Poland Government Bond, Series 0714, 3.89%, 7/25/14+(f)	341,731
1,201,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15+	398,961
1,146,000	Poland Government Bond, Series 0715, 2.91%, 7/25/15+(f)	347,596
1,663,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	564,659
7,029,000	Poland Government Bond, Series 0116, 2.90%, 1/25/16+(f)	2,092,466
3,343,000	Poland Government Bond, Series 0117, 2.71%, 1/25/17+(d)	1,066,179
3,391,000	Poland Government Bond, Series 0121, 2.71%, 1/25/21+(d)	1,061,935
180,000	Republic of Hungary, 4.38%, 7/4/17+	244,385
260,000	Republic of Hungary, 5.75%, 6/11/18+	365,771

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Sovereign Bonds, continued
$70,000	Republic of Hungary, 6.00%, 1/11/19+	$99,424
3,300,000	Singapore Government, 0.25%, 2/1/14+	2,630,649
200,000	Singapore Government, 3.63%, 7/1/14+	163,411
350,000	Singapore Government, 1.13%, 4/1/16+	284,659
380,000	Singapore Treasury Bill, Series 183, 0.24%, 10/4/13+(f)	302,980
140,000	Singapore Treasury Bill, Series 365, 0.29%, 11/1/13+(f)	111,608
250,000	Singapore Treasury Bill, Series 183, 0.27%, 11/15/13+(f)	199,286
610,000	Singapore Treasury Bill, Series 183, 0.34%, 12/27/13+(f)	486,137
255,000	Singapore Treasury Bill, Series 183, 0.20%, 1/10/14+(f)	203,203
425,000	Singapore Treasury Bill, Series 179, 0.30%, 2/7/14+(f)	338,614
210,000	Singapore Treasury Bill, Series 183, 0.30%, 2/21/14+(f)	167,300
360,000	Singapore Treasury Bill, Series 182, 0.29%, 4/4/14+(f)	286,631
711,000	Singapore Treasury Bill, Series 365, 0.25%, 5/2/14+(f)	566,161
39,910,000	Swedish Government Bond, Series 1041, 6.75%, 5/5/14+	6,424,492
7,270,000	Swedish Treasury Bill, Series 96D, 1.05%, 11/20/13+(f)	1,130,036
2,680,000	Swedish Treasury Bill, 0.88%, 12/18/13+(f)	416,391
100,000	Ukraine Government, 4.95%, 10/13/15+(c)	115,994

		86,194,006

Total Foreign Bonds (Cost $85,407,656)		87,924,157

Yankee Dollars (3.2%):
Chemicals (0.1%):
300,000	Ineos Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28(c)	330,750

Commercial Banks (0.1%):
25,000	Credit Suisse, NY , 10/18/13	359,000

Construction & Engineering (0.1%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17(c)	396,000
280,000	Cemex SAB de C.V., 9.00%, 1/11/18, Callable 1/11/15 @ 104.5(c)	301,700

		697,700

Construction Materials (0.2%):
500,000	Cemex Sab de C.V., 7.25%, 1/15/21(c)	498,750

Principal Amount		Fair Value
Construction Materials, continued
$300,000	Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 102.94(c)	$288,000

		786,750

Energy Equipment & Services (0.1%):
500,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103.25	510,000
111,000	Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 12/15/13 @ 104.25(c)	116,411

		626,411

Independent Power Producers & Energy Traders (0.2%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.5(c)	1,000,000

Metals & Mining (0.2%):
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 2/1/14 @ 105.16^(c)	522,500
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13^(c)	269,375
400,000	Inmet Mining Corp., 8.75%, 6/1/20, Callable 6/1/16 @ 104.38(c)	428,000

		1,219,875

Oil, Gas & Consumable Fuels (0.1%):
18,000	Deutsche Bank AG, Series 0007 , 11/22/13*(c)	319,896
23,000	Deutsche Bank AG, Series 000A , 11/22/13*(c)	142,807
200,000	Offshore Group Investment, Ltd., 7.50%, 11/1/19, Callable 11/1/15 @ 105.62	210,750

		673,453

Real Estate Investment Trusts (REITs) (0.0%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25(c)	528,750

Sovereign Bonds (2.1%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18(c)	157,058
430,000	Republic of Hungary, 4.13%, 2/19/18	425,700
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,149,697
542,000	Republic of Hungary, 6.38%, 3/29/21	576,553
800,000	Republic of Hungary, 5.38%, 2/21/23^	778,000
240,000	Republic of Iceland, 5.88%, 5/11/22(c)	246,600

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Sovereign Bonds, continued
$230,000	Republic of Lithuania, 7.38%, 2/11/20(c)	$278,875
100,000	Republic of Lithuania, 7.38%, 2/11/20	121,250
150,000	Republic of Lithuania, 6.13%, 3/9/21(c)	171,188
200,000	Republic of Serbia, 5.25%, 11/21/17(c)	198,500
300,000	Republic of Serbia, 4.88%, 2/25/20(c)	280,125
320,000	Republic of Serbia, 7.25%, 9/28/21(c)	332,400
1,400,000	Republic of Slovenia, 5.50%, 10/26/22(c)	1,302,000
1,025,000	Republic of Slovenia, 5.85%, 5/10/23(c)	973,750
551,300	Russia Foreign Bond, 7.50%, 3/31/30(c)	649,696
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20	106,500
600,000	Ukraine Government, 7.95%, 6/4/14(c)	571,500
200,000	Ukraine Government, 6.25%, 6/17/16(c)	172,000
100,000	Ukraine Government, 6.58%, 11/21/16(c)	86,000
360,000	Ukraine Government, 9.25%, 7/24/17(c)	332,658
620,000	Ukraine Government, 7.75%, 9/23/20(c)	528,550
1,430,000	Ukraine Government, 7.95%, 2/23/21^(c)	1,222,650
1,240,000	Ukraine Government, 7.80%, 11/28/22(c)	1,029,200
2,400,000	Ukraine Government, 7.50%, 4/17/23^(c)	1,983,000

		13,673,450

Wireless Telecommunication Services (0.0%):
100,000	Wind Acquisition Finance SA, 11.75%, 7/15/17, Callable 7/15/17 @ 105.88	106,250

Total Yankee Dollars (Cost $19,913,457)		20,002,389

U.S. Treasury Obligations (1.1%):
U.S. Treasury Bills (1.1%)
1,400,000	0.09%, 10/17/13(f)	1,399,983
1,000,000	0.07%, 11/7/13(f)	999,974
2,000,000	0.05%, 1/2/14(f)	1,999,948
1,000,000	0.07%, 1/30/14(f)	999,975
600,000	0.07%, 2/20/14(f)	599,971
1,000,000	0.04%, 3/20/14(f)	999,882

		6,999,733

Total U.S. Treasury Obligations (Cost $6,999,062)		6,999,733

U.S. Government Agency Mortgages (3.2%):
20,000,000	Federal Home Loan Bank, 10/1/13(f)	20,000,000

Total U.S. Government Agency Mortgages (Cost $20,000,000)		20,000,000

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.3%):
$14,112,699	Allianz Variable Insurance Products Securities Lending Collateral Trust (i)	$14,112,699

	Total Securities Held as Collateral for Securities on Loan (Cost $14,112,699)	14,112,699

Unaffiliated Investment Company (8.0%):
49,287,328	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (f)	49,287,328

Total Unaffiliated Investment Company (Cost $49,287,328)		49,287,328

Total Investment Securities (Cost $571,156,037)(j) - 102.2%		632,384,541
Net other assets (liabilities) - (2.2)%		(13,610,786)

Net Assets - 100.0%		$618,773,755

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PIK	-	Payment-in Kind

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $13,421,469.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.00% of the net assets of the fund.
(b)	Security issued in connection with a pending litigation settlement.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2013. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The rate represents the effective yield at September 30, 2013.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(j)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
(k)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2013. The total of all such securities represent 0.11% of the net assets of the fund.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	0.3%
Bermuda	0.1%
Brazil	1.4%
Canada	1.8%
Cayman Islands	— %^
China	0.2%
Denmark	0.4%
France	3.4%
Germany	1.8%
Hong Kong	0.1%
Hungary	0.8%
Iceland	— %^
India	— %^
Indonesia	0.2%
Ireland (Republic of)	2.0%
Israel	0.3%
Italy	0.9%
Japan	0.9%
Lithuania	0.1%
Luxembourg	— %^
Malaysia	1.6%
Mexico	1.4%
Netherlands	3.3%
Philippines	0.2%
Poland	1.7%
Portugal	0.3%
Republic of Korea (South)	4.1%
Russian Federation	0.2%
Serbia (Republic of)	0.1%
Singapore	1.4%
Slovenia	0.4%
South Africa	— %^
Spain	0.9%
Sweden	1.8%
Switzerland	3.0%
Taiwan	0.1%
Turkey	0.2%
Ukraine	0.9%
United Kingdom	8.0%
United States	55.7%
Vietnam	— %^

100.0%

^	Represents less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

At September 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America	2/19/14	5,576,744	$8,669,937	$9,017,713	$(347,776)
British Pound	Barclays Bank	2/19/14	2,721,451	4,230,768	4,400,643	(169,875)
British Pound	Credit Suisse First Boston	2/19/14	496,086	788,131	802,182	(14,051)
British Pound	HSBC	2/19/14	357,734	562,402	578,464	(16,062)
European Euro	Morgan Stanley	9/30/13	—	167,473	—	167,473
European Euro	Deutsche Bank	10/9/13	420,000	550,549	568,147	(17,598)
European Euro	Deutsche Bank	10/15/13	320,000	415,488	432,880	(17,392)
European Euro	Barclays Bank	10/21/13	3,724,000	4,902,088	5,037,707	(135,619)
European Euro	Barclays Bank	10/25/13	20,617	26,893	27,890	(997)
European Euro	Deutsche Bank	10/31/13	1,747,075	2,261,108	2,363,441	(102,333)
European Euro	Deutsche Bank	11/4/13	7,376	9,626	9,978	(352)
European Euro	Barclays Bank	11/5/13	49,418	64,333	66,854	(2,521)
European Euro	JPMorgan Chase	11/12/13	278,508	356,623	376,778	(20,155)
European Euro	Deutsche Bank	11/15/13	335,703	428,565	454,157	(25,592)
European Euro	Morgan Stanley	11/15/13	66,000	84,204	89,288	(5,084)
European Euro	Bank of America	11/18/13	240,510	313,473	325,378	(11,905)
European Euro	Credit Suisse First Boston	11/18/13	1,728,217	2,228,708	2,338,044	(109,336)
European Euro	Credit Suisse First Boston	11/18/13	140,944	182,001	190,679	(8,678)
European Euro	Deutsche Bank	11/18/13	377,361	495,065	510,519	(15,454)
European Euro	HSBC	11/18/13	38,114	49,682	51,563	(1,881)
European Euro	SSBT	11/18/13	105,763	137,345	143,082	(5,737)
European Euro	Deutsche Bank	11/19/13	93,863	120,590	126,984	(6,394)
European Euro	Deutsche Bank	11/20/13	130,000	166,452	175,873	(9,421)
European Euro	JPMorgan Chase	11/20/13	327,027	417,488	442,426	(24,938)
European Euro	Deutsche Bank	12/3/13	100,000	130,396	135,292	(4,896)
European Euro	UBS Warburg	12/9/13	76,800	100,823	103,906	(3,083)
European Euro	BZW	12/13/13	97,000	126,616	131,237	(4,621)
European Euro	Deutsche Bank	12/20/13	525,093	697,229	710,442	(13,213)
European Euro	Deutsche Bank	1/7/14	312,372	410,519	422,656	(12,137)
European Euro	Bank of America	1/17/14	1,547,236	2,034,309	2,093,559	(59,250)
European Euro	Barclays Bank	1/17/14	1,066,702	1,392,963	1,443,350	(50,387)
European Euro	Credit Suisse First Boston	1/17/14	242,833	323,204	328,576	(5,372)
European Euro	Deutsche Bank	1/17/14	84,105	111,357	113,802	(2,445)
European Euro	HSBC	1/17/14	275,292	366,071	372,497	(6,426)
European Euro	SSBT	1/17/14	14,477	19,414	19,589	(175)
European Euro	Barclays Bank	1/21/14	97,000	127,492	131,252	(3,760)
European Euro	Deutsche Bank	1/24/14	1,650,000	2,203,328	2,232,657	(29,329)
European Euro	Deutsche Bank	2/11/14	1,411,000	1,893,463	1,909,370	(15,907)
European Euro	JPMorgan Chase	2/19/14	30,000	40,094	40,597	(503)
European Euro	Barclays Bank	2/20/14	210,000	280,316	284,181	(3,865)
European Euro	UBS Warburg	2/21/14	17,000	22,756	23,005	(249)
European Euro	Barclays Bank	2/26/14	60,139	80,173	81,384	(1,211)
European Euro	Barclays Bank	2/27/14	110,723	147,898	149,838	(1,940)
European Euro	Deutsche Bank	2/27/14	277,730	367,303	375,844	(8,541)
European Euro	UBS Warburg	2/28/14	76,694	102,713	103,788	(1,075)
European Euro	Deutsche Bank	3/5/14	43,000	56,008	58,192	(2,184)
European Euro	Barclays Bank	3/7/14	107,759	140,996	145,831	(4,835)
European Euro	Deutsche Bank	3/7/14	660,000	863,874	893,182	(29,308)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Barclays Bank	3/10/14	33,304	$43,386	$45,071	$(1,685)
European Euro	Citibank	3/10/14	1,704,605	2,226,981	2,306,873	(79,892)
European Euro	HSBC	3/10/14	30,000	39,346	40,600	(1,254)
European Euro	Morgan Stanley	3/10/14	43,000	56,190	58,193	(2,003)
European Euro	Barclays Bank	3/17/14	10,012	13,028	13,550	(522)
European Euro	Deutsche Bank	3/17/14	134,000	173,941	181,349	(7,408)
European Euro	Citibank	3/18/14	10,643	13,817	14,404	(587)
European Euro	Barclays Bank	3/21/14	9,076	11,786	12,283	(497)
European Euro	Deutsche Bank	3/21/14	173,000	224,468	234,132	(9,664)
European Euro	Citibank	3/26/14	13,451	17,496	18,204	(708)
European Euro	Deutsche Bank	3/26/14	78,000	101,342	105,564	(4,222)
European Euro	Barclays Bank	3/27/14	200,000	270,070	270,678	(608)
European Euro	Deutsche Bank	3/31/14	4,566	5,887	6,180	(293)
European Euro	Deutsche Bank	4/3/14	10,660	13,700	14,428	(728)
European Euro	Deutsche Bank	4/4/14	182,000	234,261	246,324	(12,063)
European Euro	Barclays Bank	4/7/14	17,912	23,054	24,243	(1,189)
European Euro	HSBC	4/10/14	73,000	95,402	98,803	(3,401)
European Euro	Deutsche Bank	4/11/14	77,961	102,031	105,518	(3,487)
European Euro	UBS Warburg	4/11/14	37,000	48,442	50,078	(1,636)
European Euro	JPMorgan Chase	4/14/14	99,000	129,759	133,995	(4,236)
European Euro	Deutsche Bank	4/15/14	370,000	486,698	500,790	(14,092)
European Euro	HSBC	4/16/14	78,849	103,208	106,721	(3,513)
European Euro	Barclays Bank	4/22/14	16,935	22,303	22,922	(619)
European Euro	JPMorgan Chase	4/22/14	5,188	6,791	7,022	(231)
European Euro	Deutsche Bank	4/23/14	319,000	418,113	431,775	(13,662)
European Euro	Barclays Bank	4/25/14	154,898	202,328	209,660	(7,332)
European Euro	Barclays Bank	4/30/14	11,783	15,367	15,949	(582)
European Euro	Deutsche Bank	4/30/14	380,000	504,496	514,354	(9,858)
European Euro	Barclays Bank	5/5/14	228,900	303,393	309,836	(6,443)
European Euro	Barclays Bank	5/7/14	112,000	146,983	151,603	(4,620)
European Euro	Goldman Sachs	5/7/14	317,570	417,795	429,862	(12,067)
European Euro	Deutsche Bank	5/8/14	181,000	237,039	245,002	(7,963)
European Euro	Goldman Sachs	5/12/14	112,000	147,969	151,606	(3,637)
European Euro	UBS Warburg	5/12/14	56,000	73,941	75,803	(1,862)
European Euro	Citibank	5/13/14	136,787	180,538	185,159	(4,621)
European Euro	Goldman Sachs	5/13/14	117,000	156,464	158,375	(1,911)
European Euro	Barclays Bank	5/16/14	266,076	351,695	360,172	(8,477)
European Euro	Goldman Sachs	5/20/14	289,000	374,472	391,209	(16,737)
European Euro	Barclays Bank	5/21/14	363,741	468,226	492,385	(24,159)
European Euro	JPMorgan Chase	5/23/14	172,504	223,032	233,515	(10,483)
European Euro	Barclays Bank	5/30/14	72,758	94,003	98,494	(4,491)
European Euro	Goldman Sachs	5/30/14	760,000	979,906	1,028,824	(48,918)
European Euro	Barclays Bank	6/5/14	237,868	310,236	322,013	(11,777)
European Euro	Deutsche Bank	6/9/14	285,500	374,883	386,500	(11,617)
European Euro	Deutsche Bank	6/13/14	124,000	164,641	167,870	(3,229)
European Euro	Barclays Bank	6/20/14	28,929	38,843	39,165	(322)
European Euro	Barclays Bank	7/16/14	82,000	107,207	111,024	(3,817)
European Euro	Morgan Stanley	7/16/14	277,000	361,377	375,045	(13,668)
European Euro	UBS Warburg	7/16/14	514,000	671,240	695,933	(24,693)
European Euro	Barclays Bank	7/18/14	129,000	169,667	174,661	(4,994)
European Euro	Deutsche Bank	7/21/14	470,000	619,916	636,371	(16,455)
European Euro	Deutsche Bank	7/22/14	71,000	93,139	96,133	(2,994)
European Euro	Morgan Stanley	7/22/14	366,000	479,438	495,559	(16,121)
European Euro	Deutsche Bank	7/23/14	93,795	123,248	126,997	(3,749)
European Euro	Deutsche Bank	7/25/14	207,975	275,089	281,598	(6,509)
European Euro	Goldman Sachs	7/25/14	197,000	260,800	266,738	(5,938)
European Euro	Citibank	7/28/14	60,360	79,936	81,728	(1,792)
European Euro	Barclays Bank	7/29/14	19,995	26,506	27,073	(567)
European Euro	Deutsche Bank	7/29/14	9,978	13,225	13,511	(286)
European Euro	JPMorgan Chase	7/31/14	380,000	505,178	514,532	(9,354)
European Euro	UBS Warburg	8/1/14	380,000	505,742	514,534	(8,792)
European Euro	Barclays Bank	8/4/14	97,592	129,588	132,145	(2,557)
European Euro	HSBC	8/4/14	380,000	503,663	514,540	(10,877)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Barclays Bank	8/5/14	229,000	$303,709	$310,079	$(6,370)
European Euro	JPMorgan Chase	8/6/14	269,500	356,468	364,920	(8,452)
European Euro	Citibank	8/8/14	34,482	45,906	46,691	(785)
European Euro	Citibank	8/11/14	9,686	12,906	13,116	(210)
European Euro	Deutsche Bank	8/11/14	180,000	240,003	243,736	(3,733)
European Euro	JPMorgan Chase	8/11/14	239,500	318,923	324,304	(5,381)
European Euro	Goldman Sachs	8/12/14	61,000	81,669	82,600	(931)
European Euro	Morgan Stanley	8/15/14	66,000	87,581	89,371	(1,790)
European Euro	Barclays Bank	8/19/14	237,000	314,061	320,928	(6,867)
European Euro	Deutsche Bank	8/20/14	133,000	177,627	180,100	(2,473)
European Euro	JPMorgan Chase	8/20/14	263,000	351,379	356,137	(4,758)
European Euro	Barclays Bank	8/25/14	75,988	101,869	102,900	(1,031)
European Euro	Deutsche Bank	8/29/14	28,980	38,700	39,244	(544)
European Euro	Deutsche Bank	9/3/14	49,000	64,891	66,356	(1,465)
European Euro	Deutsche Bank	9/5/14	137,800	181,853	186,611	(4,758)
European Euro	Barclays Bank	9/19/14	19,406	25,926	26,281	(355)
European Euro	Deutsche Bank	9/23/14	229,000	310,712	310,136	576
European Euro	Barclays Bank	9/24/14	45,864	62,089	62,114	(25)
European Euro	Deutsche Bank	9/26/14	107,000	144,388	144,913	(525)
European Euro	Barclays Bank	9/29/14	200,000	270,190	270,872	(682)
European Euro	Deutsche Bank	9/30/14	1,320,000	1,782,488	1,787,767	(5,279)
European Euro	Goldman Sachs	9/30/14	130,000	175,410	176,068	(658)
European Euro	HSBC	9/30/14	180,000	243,340	243,786	(446)
Japanese Yen	JPMorgan Chase	10/18/13	63,490,000	721,318	646,086	75,232
Japanese Yen	Barclays Bank	10/22/13	26,770,000	273,349	272,424	925
Japanese Yen	Deutsche Bank	10/29/13	20,662,500	258,757	210,280	48,477
Japanese Yen	JPMorgan Chase	11/1/13	91,650,000	1,152,836	932,730	220,106
Japanese Yen	Citibank	11/12/13	47,137,000	592,183	479,744	112,439
Japanese Yen	HSBC	11/12/13	3,336,000	35,736	33,953	1,783
Japanese Yen	Citibank	11/13/13	47,026,000	592,178	478,617	113,561
Japanese Yen	Deutsche Bank	11/13/13	45,848,000	579,050	466,628	112,422
Japanese Yen	JPMorgan Chase	11/13/13	36,450,000	462,417	370,977	91,440
Japanese Yen	Citibank	11/19/13	7,667,000	94,958	78,035	16,923
Japanese Yen	Deutsche Bank	11/19/13	6,194,000	76,425	63,043	13,382
Japanese Yen	Citibank	11/20/13	8,613,000	106,475	87,664	18,811
Japanese Yen	HSBC	11/20/13	1,616,000	20,008	16,448	3,560
Japanese Yen	JPMorgan Chase	11/20/13	3,093,000	38,326	31,481	6,845
Japanese Yen	UBS Warburg	11/20/13	2,471,000	30,601	25,150	5,451
Japanese Yen	Morgan Stanley	12/17/13	41,392,500	497,763	421,402	76,361
Japanese Yen	Deutsche Bank	1/7/14	5,989,000	69,174	60,984	8,190
Japanese Yen	Citibank	1/10/14	1,520,000	17,421	15,478	1,943
Japanese Yen	UBS Warburg	1/14/14	4,550,000	52,032	46,334	5,698
Japanese Yen	HSBC	1/15/14	5,640,000	64,237	57,434	6,803
Japanese Yen	Deutsche Bank	1/16/14	1,520,000	17,132	15,479	1,653
Japanese Yen	UBS Warburg	1/16/14	7,340,000	82,703	74,746	7,957
Japanese Yen	Deutsche Bank	1/17/14	37,020,000	417,605	376,992	40,613
Japanese Yen	JPMorgan Chase	1/17/14	67,230,000	759,289	684,634	74,655
Japanese Yen	UBS Warburg	1/27/14	7,610,000	86,262	77,502	8,760
Japanese Yen	Deutsche Bank	1/28/14	7,248,281	80,941	73,819	7,122
Japanese Yen	HSBC	1/28/14	9,353,364	104,507	95,257	9,250
Japanese Yen	UBS Warburg	1/31/14	121,466,500	1,228,361	1,237,076	(8,715)
Japanese Yen	Citibank	2/10/14	5,590,000	56,744	56,936	(192)
Japanese Yen	Goldman Sachs	2/12/14	3,771,000	40,627	38,409	2,218
Japanese Yen	HSBC	2/12/14	53,860,000	579,065	548,585	30,480
Japanese Yen	JPMorgan Chase	2/12/14	53,831,000	579,058	548,290	30,768
Japanese Yen	Citibank	2/13/14	71,350,000	772,123	726,733	45,390
Japanese Yen	JPMorgan Chase	2/13/14	35,730,000	386,074	363,927	22,147
Japanese Yen	Goldman Sachs	2/18/14	964,860	10,366	9,828	538
Japanese Yen	JPMorgan Chase	2/18/14	37,560,000	405,549	382,580	22,969
Japanese Yen	Citibank	2/19/14	35,630,000	386,030	362,924	23,106
Japanese Yen	Goldman Sachs	2/19/14	35,780,000	385,991	364,452	21,539
Japanese Yen	HSBC	2/24/14	4,020,000	43,018	40,949	2,069
Japanese Yen	Barclays Bank	2/25/14	17,870,000	193,035	182,030	11,005

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	2/25/14	4,000,000	$43,149	$40,745	$2,404
Japanese Yen	Barclays Bank	2/27/14	35,700,000	386,011	363,659	22,352
Japanese Yen	Deutsche Bank	2/27/14	11,991,000	131,000	122,146	8,854
Japanese Yen	JPMorgan Chase	3/3/14	4,600,000	50,585	46,859	3,726
Japanese Yen	HSBC	3/4/14	4,600,000	50,522	46,860	3,662
Japanese Yen	UBS Warburg	3/4/14	5,100,000	55,477	51,953	3,524
Japanese Yen	Barclays Bank	3/7/14	64,145,400	646,999	653,456	(6,457)
Japanese Yen	JPMorgan Chase	3/14/14	44,142,850	461,287	449,711	11,576
Japanese Yen	Citibank	3/17/14	2,260,084	23,608	23,025	583
Japanese Yen	Citibank	3/19/14	46,322,000	487,589	471,929	15,660
Japanese Yen	Morgan Stanley	3/19/14	7,060,000	73,799	71,927	1,872
Japanese Yen	Barclays Bank	3/24/14	20,980,000	221,783	213,752	8,031
Japanese Yen	Deutsche Bank	3/24/14	20,538,000	217,534	209,249	8,285
Japanese Yen	Barclays Bank	3/25/14	4,542,830	47,895	46,284	1,611
Japanese Yen	Morgan Stanley	4/16/14	68,447,040	692,552	697,544	(4,992)
Japanese Yen	Barclays Bank	4/21/14	32,710,000	336,258	333,368	2,890
Japanese Yen	JPMorgan Chase	4/21/14	19,660,000	201,822	200,367	1,455
Japanese Yen	Citibank	4/22/14	3,500,000	35,767	35,671	96
Japanese Yen	JPMorgan Chase	4/22/14	24,420,000	249,461	248,883	578
Japanese Yen	Citibank	5/12/14	5,590,000	56,661	56,986	(325)
Japanese Yen	Goldman Sachs	5/13/14	7,475,000	75,492	76,203	(711)
Japanese Yen	UBS Warburg	5/13/14	5,588,000	56,425	56,966	(541)
Japanese Yen	Citibank	5/14/14	5,587,000	55,533	56,957	(1,424)
Japanese Yen	Goldman Sachs	5/30/14	48,990,000	480,153	499,527	(19,374)
Japanese Yen	Citibank	6/9/14	51,300,000	517,294	523,145	(5,851)
Japanese Yen	HSBC	6/9/14	76,900,000	776,689	784,208	(7,519)
Japanese Yen	JPMorgan Chase	6/9/14	51,500,000	517,250	525,184	(7,934)
Japanese Yen	Barclays Bank	6/10/14	60,420,000	620,863	616,156	4,707
Japanese Yen	HSBC	6/10/14	64,350,000	665,240	656,234	9,006
Japanese Yen	JPMorgan Chase	6/10/14	43,640,000	443,512	445,036	(1,524)
Japanese Yen	Deutsche Bank	6/11/14	21,300,000	221,653	217,218	4,435
Japanese Yen	JPMorgan Chase	6/11/14	59,620,000	620,889	608,005	12,884
Japanese Yen	Citibank	6/16/14	2,416,000	25,432	24,640	792
Japanese Yen	JPMorgan Chase	6/17/14	25,100,000	265,651	255,989	9,662
Japanese Yen	Barclays Bank	6/30/14	16,411,000	168,664	167,399	1,265
Japanese Yen	Deutsche Bank	7/11/14	26,073,000	258,866	265,991	(7,125)
Japanese Yen	Morgan Stanley	7/22/14	50,187,445	501,884	512,069	(10,185)
Japanese Yen	Citibank	7/24/14	74,785,000	751,712	763,060	(11,348)
Japanese Yen	JPHAMQU	7/24/14	115,000,000	1,154,271	1,173,390	(19,119)
Japanese Yen	JPMorgan Chase	7/25/14	40,100,000	404,540	409,161	(4,621)
Japanese Yen	Barclays Bank	7/29/14	8,700,000	87,650	88,775	(1,125)
Japanese Yen	Barclays Bank	8/11/14	6,720,000	69,608	68,583	1,025
Japanese Yen	Citibank	8/13/14	46,922,100	487,890	478,882	9,008
Japanese Yen	JPMorgan Chase	8/29/14	22,800,000	234,654	232,740	1,914
Japanese Yen	Barclays Bank	9/18/14	2,251,755	22,874	22,991	(117)
Japanese Yen	JPMorgan Chase	9/29/14	2,255,332	22,954	23,032	(78)
Korean Won	Bank of America	2/12/14	432,225,134	384,634	400,349	(15,715)
Korean Won	Credit Suisse First Boston	2/12/14	782,820,255	698,675	725,087	(26,412)
Korean Won	Deutsche Bank	2/12/14	643,701,325	572,932	596,228	(23,296)
Korean Won	HSBC	2/12/14	360,430,319	322,243	333,849	(11,606)

				$89,238,714	$89,706,373	$(467,659)

Long Contracts:
Brazilian Real	Deutsche Bank	10/30/13	435,000	$204,947	$194,831	$(10,116)
Chilean Peso	Citibank	10/21/13	2,148,010,500	4,346,000	4,244,936	(101,064)
Chilean Peso	Barclays Bank	10/29/13	153,759,000	305,320	303,513	(1,807)
Chilean Peso	Deutsche Bank	10/29/13	307,366,000	609,007	606,726	(2,281)
Chilean Peso	Morgan Stanley	1/13/14	8,700,000	17,678	17,006	(672)
Chilean Peso	Barclays Bank	2/11/14	4,400,000	8,921	8,569	(352)
Chilean Peso	Deutsche Bank	2/12/14	4,400,000	8,909	8,568	(341)
Chilean Peso	Deutsche Bank	2/14/14	3,930,000	7,972	7,651	(321)
Chilean Peso	Morgan Stanley	2/14/14	10,560,000	21,361	20,557	(804)
Chilean Peso	Deutsche Bank	2/18/14	4,400,000	8,924	8,561	(363)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	JPMorgan Chase	2/21/14	4,300,000	$8,740	$8,363	$(377)
Chilean Peso	JPMorgan Chase	2/24/14	7,300,000	14,809	14,193	(616)
Chilean Peso	Morgan Stanley	2/24/14	5,200,000	10,519	10,110	(409)
Chilean Peso	Deutsche Bank	2/25/14	3,890,000	7,865	7,562	(303)
Chilean Peso	Deutsche Bank	2/26/14	2,610,000	5,273	5,073	(200)
Chilean Peso	Morgan Stanley	2/26/14	5,600,000	11,321	10,885	(436)
Chilean Peso	Deutsche Bank	2/27/14	3,250,000	6,571	6,316	(255)
Chilean Peso	Deutsche Bank	2/28/14	3,250,000	6,562	6,315	(247)
Chilean Peso	JPMorgan Chase	2/28/14	3,900,000	7,884	7,578	(306)
Chilean Peso	Deutsche Bank	3/3/14	700,000	1,414	1,360	(54)
Chilean Peso	Barclays Bank	3/5/14	12,000,000	24,230	23,303	(927)
Chilean Peso	Deutsche Bank	3/5/14	700,000	1,410	1,359	(51)
Chilean Peso	Morgan Stanley	3/10/14	2,500,000	5,051	4,852	(199)
Chilean Peso	JPMorgan Chase	3/12/14	990,530,400	1,891,047	1,921,809	30,762
Chilean Peso	JPMorgan Chase	3/21/14	4,300,000	8,696	8,333	(363)
Chilean Peso	Morgan Stanley	5/12/14	4,500,000	9,128	8,669	(459)
Chilean Peso	Deutsche Bank	7/10/14	162,750,000	307,511	311,463	3,952
Chilean Peso	Morgan Stanley	7/18/14	305,012,200	578,496	583,191	4,695
Chilean Peso	Morgan Stanley	7/31/14	8,010,000	15,055	15,293	238
Chilean Peso	Morgan Stanley	8/20/14	4,010,000	7,535	7,639	104
European Euro	Bank of America	11/18/13	15,082	20,194	20,404	210
European Euro	Credit Suisse First Boston	11/18/13	52,887	70,386	71,549	1,163
European Euro	Deutsche Bank	11/18/13	15,547	20,759	21,033	274
European Euro	SSBT	11/18/13	47,680	63,198	64,505	1,307
Indian Rupee	Citibank	10/3/13	12,666,000	210,402	202,144	(8,258)
Indian Rupee	HSBC	11/13/13	8,549,600	123,531	134,854	11,323
Indian Rupee	JPMorgan Chase	11/13/13	52,506,800	757,183	828,196	71,013
Indian Rupee	Deutsche Bank	11/18/13	8,080,848	118,210	127,308	9,098
Indian Rupee	HSBC	11/18/13	8,645,260	126,801	136,200	9,399
Indian Rupee	JPMorgan Chase	11/18/13	14,490,000	230,496	228,279	(2,217)
Indian Rupee	Deutsche Bank	11/26/13	4,760,000	73,095	74,847	1,752
Indian Rupee	Deutsche Bank	11/27/13	9,520,000	149,011	149,657	646
Indian Rupee	JPMorgan Chase	11/27/13	8,305,000	129,973	130,557	584
Indian Rupee	JPMorgan Chase	11/29/13	8,305,000	127,691	130,495	2,804
Indian Rupee	Citibank	12/3/13	12,790,000	182,662	200,764	18,102
Indian Rupee	Deutsche Bank	12/26/13	4,760,000	73,972	74,284	312
Indian Rupee	Deutsche Bank	12/31/13	9,520,000	149,015	148,390	(625)
Indian Rupee	Citibank	1/6/14	12,666,000	195,895	197,169	1,274
Korean Won	Credit Suisse First Boston	2/12/14	8,138,235	7,510	7,538	28
Korean Won	HSBC	2/12/14	21,759,800	20,055	20,155	100
Korean Won	JPMorgan Chase	5/15/14	258,825,900	230,000	238,997	8,997
Korean Won	JPMorgan Chase	5/16/14	44,818,000	40,000	41,383	1,383
Korean Won	JPMorgan Chase	5/20/14	213,852,600	190,000	197,443	7,443
Korean Won	JPMorgan Chase	5/21/14	270,144,000	240,000	249,408	9,408
Korean Won	Deutsche Bank	6/27/14	316,000,000	270,478	291,454	20,976
Korean Won	HSBC	9/26/14	317,000,000	290,027	291,669	1,642
Malaysian Ringgit	HSBC	10/24/13	812,462	262,000	248,953	(13,047)
Malaysian Ringgit	JPMorgan Chase	10/25/13	805,012	260,000	246,653	(13,347)
Malaysian Ringgit	JPMorgan Chase	10/31/13	359,000	115,945	109,951	(5,994)
Malaysian Ringgit	Deutsche Bank	11/19/13	62,320	20,000	19,066	(934)
Malaysian Ringgit	HSBC	11/20/13	39,000	12,495	11,931	(564)
Malaysian Ringgit	JPMorgan Chase	1/2/14	2,405,000	752,433	733,825	(18,608)
Malaysian Ringgit	JPMorgan Chase	2/4/14	2,661,000	845,164	810,409	(34,755)
Malaysian Ringgit	HSBC	2/18/14	1,235,558	366,417	375,989	9,572
Malaysian Ringgit	HSBC	3/11/14	2,909,811	918,269	884,412	(33,857)
Malaysian Ringgit	JPMorgan Chase	3/12/14	735,120	232,126	223,421	(8,705)
Malaysian Ringgit	Deutsche Bank	3/18/14	964,663	289,776	293,084	3,308
Malaysian Ringgit	HSBC	5/15/14	2,524,088	825,000	764,489	(60,511)
Malaysian Ringgit	Deutsche Bank	5/19/14	2,093,018	685,000	633,794	(51,206)
Malaysian Ringgit	HSBC	5/20/14	2,114,160	690,000	640,162	(49,838)
Malaysian Ringgit	JPMorgan Chase	7/2/14	774,000	239,978	233,833	(6,145)
Malaysian Ringgit	Deutsche Bank	7/3/14	177,180	54,999	53,525	(1,474)
Mexican Peso	Deutsche Bank	10/11/13	19,592,000	1,473,803	1,495,571	21,768

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	Citibank	10/21/13	6,418,829	$483,000	$489,550	$6,550
Mexican Peso	Citibank	12/16/13	3,316,000	253,841	251,812	(2,029)
Mexican Peso	Citibank	12/23/13	1,589,750	118,687	120,659	1,972
Mexican Peso	Citibank	1/10/14	3,813,785	291,685	289,065	(2,620)
Mexican Peso	HSBC	3/10/14	10,223,640	778,232	771,424	(6,808)
Mexican Peso	JPMorgan Chase	3/13/14	28,297,935	2,070,000	2,134,728	64,728
Mexican Peso	Citibank	3/14/14	903,100	68,607	68,123	(484)
Mexican Peso	Citibank	3/24/14	2,637,800	193,467	198,822	5,355
Mexican Peso	Citibank	6/9/14	2,731,280	206,365	204,634	(1,731)
Mexican Peso	Citibank	6/10/14	2,728,000	205,800	204,372	(1,428)
Mexican Peso	Citibank	6/12/14	5,548,030	419,178	415,573	(3,605)
Mexican Peso	Citibank	6/13/14	3,454,600	257,954	258,745	791
Mexican Peso	Citibank	6/20/14	2,146,000	161,222	160,645	(577)
Mexican Peso	Citibank	7/10/14	3,689,235	277,957	275,734	(2,223)
Mexican Peso	HSBC	9/3/14	11,644,900	849,807	866,577	16,770
Phillipine Peso	HSBC	10/3/13	2,600,000	62,334	59,725	(2,609)
Phillipine Peso	JPMorgan Chase	12/26/13	12,100,000	274,376	278,043	3,667
Phillipine Peso	JPMorgan Chase	12/27/13	9,800,000	225,287	225,189	(98)
Phillipine Peso	JPMorgan Chase	6/25/14	9,600,000	216,753	220,463	3,710
Phillipine Peso	Deutsche Bank	6/26/14	16,461,720	372,917	378,040	5,123
Phillipine Peso	JPMorgan Chase	6/27/14	4,900,000	112,385	112,527	142
Phillipine Peso	JPMorgan Chase	7/11/14	9,520,000	218,178	218,617	439
Phillipine Peso	Deutsche Bank	7/18/14	28,970,800	668,871	665,272	(3,599)
Singapore Dollar	JPMorgan Chase	10/21/13	160,000	129,293	127,576	(1,717)
Singapore Dollar	JPMorgan Chase	10/24/13	97,496	80,000	77,739	(2,261)
Singapore Dollar	JPMorgan Chase	10/25/13	91,470	75,000	72,934	(2,066)
Singapore Dollar	HSBC	11/18/13	167,000	134,487	133,164	(1,323)
Singapore Dollar	JPMorgan Chase	11/18/13	60,863	49,000	48,531	(469)
Singapore Dollar	Deutsche Bank	12/23/13	237,700	189,252	189,545	293
Singapore Dollar	Deutsche Bank	2/7/14	246,000	196,038	196,192	154
Singapore Dollar	Barclays Bank	2/12/14	34,819	27,442	27,770	328
Singapore Dollar	HSBC	2/18/14	77,000	60,918	61,412	494
Singapore Dollar	Deutsche Bank	2/27/14	172,000	134,501	137,186	2,685
Singapore Dollar	Deutsche Bank	2/28/14	132,000	104,795	105,282	487
Singapore Dollar	HSBC	3/13/14	499,540	400,000	398,448	(1,552)
Singapore Dollar	HSBC	3/14/14	215,700	172,947	172,050	(897)
Singapore Dollar	Deutsche Bank	3/19/14	220,800	173,117	176,121	3,004
Singapore Dollar	HSBC	3/19/14	252,000	201,996	201,007	(989)
Singapore Dollar	JPMorgan Chase	3/19/14	156,000	121,757	124,433	2,676
Singapore Dollar	Citibank	5/16/14	260,154	210,000	207,549	(2,451)
Singapore Dollar	Deutsche Bank	5/19/14	77,000	60,721	61,430	709
Singapore Dollar	JPMorgan Chase	5/20/14	229,983	185,000	183,480	(1,520)
Singapore Dollar	Deutsche Bank	5/30/14	748,020	592,257	596,788	4,531
Singapore Dollar	HSBC	6/20/14	190,000	150,913	151,596	683
Singapore Dollar	Deutsche Bank	6/24/14	910,000	717,722	726,074	8,352
Singapore Dollar	Deutsche Bank	8/12/14	246,000	194,374	196,308	1,934
Singapore Dollar	Barclays Bank	8/18/14	103,000	81,102	82,195	1,093
Singapore Dollar	Deutsche Bank	8/19/14	154,000	121,480	122,894	1,414
Singapore Dollar	Deutsche Bank	8/27/14	172,000	134,554	137,262	2,708

				$34,107,674	$34,025,639	$(82,035)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

At September 30, 2013, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint/European Euro	Deutsche Bank	88,267,600 HUF	279,525 EUR	$367,533	$386,467	$18,934
Hungarian Forint/European Euro	JPMorgan Chase	26,454,170 HUF	83,857 EUR	109,937	115,500	5,563
Hungarian Forint/European Euro	JPMorgan Chase	44,259,000 HUF	139,764 EUR	181,558	191,573	10,015
Hungarian Forint/European Euro	JPMorgan Chase	44,021,000 HUF	139,763 EUR	180,709	189,641	8,932
Hungarian Forint/European Euro	JPMorgan Chase	43,445,000 HUF	143,312 EUR	193,385	192,580	(805)
Hungarian Forint/European Euro	JPMorgan Chase	34,778,000 HUF	113,565 EUR	153,593	154,497	904
Norwegian/European Euro	UBS Warburg	275,700 NOK	36,979 EUR	47,636	43,407	(4,229)
Norwegian/European Euro	UBS Warburg	600,000 NOK	79,329 EUR	102,949	95,235	(7,714)
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	162,791 EUR	211,816	215,389	3,573
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	54,057 EUR	72,855	73,765	910
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,172 EUR	72,855	73,609	754
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	54,077 EUR	72,971	73,841	870
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	21,321 EUR	27,425	27,308	(117)
Swedish Krone/European Euro	Deutsche Bank	4,380,000 SEK	502,299 EUR	648,093	649,881	1,788
Swedish Krone/European Euro	Deutsche Bank	5,900,000 SEK	677,188 EUR	913,025	908,737	(4,288)

				$3,356,340	$3,391,430	$35,090

Over-the-Counter Interest Rate Swap Agreements

At September 30, 2013, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month U.S. Dollar LIBOR BBA	0.26%	8/22/23	JPMorgan Chase	$3,910,000	$93,519	$93,519
Pay	3-Month U.S. Dollar LIBOR BBA	0.26%	8/22/43	JPMorgan Chase	2,230,000	79,168	79,168

						$172,687	$172,687

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.5%):+
Aerospace & Defense (2.7%):
14,190	Boeing Co. (The)	$1,667,325
18,075	Honeywell International, Inc.	1,500,948
9,155	Raytheon Co.	705,576
15,405	United Technologies Corp.	1,660,967

		5,534,816

Air Freight & Logistics (1.0%):
21,000	United Parcel Service, Inc., Class B	1,918,770

Auto Components (0.1%):
4,250	Cooper Tire & Rubber Co.	130,900

Automobiles (0.3%):
32,560	Ford Motor Co.	549,287

Beverages (2.3%):
56,860	Coca-Cola Co. (The)	2,153,857
5,238	Monster Beverage Corp. *	273,686
27,245	PepsiCo, Inc.	2,165,977

		4,593,520

Biotechnology (2.2%):
16,465	Amgen, Inc.	1,843,092
3,800	Biogen Idec, Inc. *	914,888
25,390	Gilead Sciences, Inc. *	1,595,508
1,340	Vertex Pharmaceuticals, Inc. *	101,599

		4,455,087

Capital Markets (2.0%):
41,140	Charles Schwab Corp. (The)	869,700
9,225	Eaton Vance Corp.	358,207
7,390	Goldman Sachs Group, Inc. (The)	1,169,171
12,845	Legg Mason, Inc.	429,537
21,390	Morgan Stanley	576,461
10,350	TD Ameritrade Holding Corp.	270,963
6,225	Waddell & Reed Financial, Inc., Class A	320,463

		3,994,502

Chemicals (2.4%):
25,830	Dow Chemical Co. (The)	991,872
17,170	E.I. du Pont de Nemours & Co.	1,005,475
7,740	Eastman Chemical Co.	602,946
9,470	LyondellBasell Industries NV, Class A	693,488
9,790	Monsanto Co.	1,021,783
9,730	Olin Corp.	224,471
2,500	Potash Corp. of Saskatchewan, Inc.	78,200
8,360	RPM International, Inc.	302,632

		4,920,867

Commercial Banks (2.5%):
4,430	Associated Banc-Corp.	68,621
3,480	FirstMerit Corp.	75,551
4,550	Old National Bancorp	64,610
40,605	U.S. Bancorp	1,485,331
80,955	Wells Fargo & Co.	3,345,060

		5,039,173

Commercial Services & Supplies (0.6%):
6,020	ADT Corp. (The)	244,773
9,790	R.R. Donnelley & Sons Co.	154,682
9,140	Tyco International, Ltd.	319,717
12,165	Waste Management, Inc.	501,685

		1,220,857

Communications Equipment (2.1%):
70,720	Cisco Systems, Inc.	1,656,262
6,999	Motorola Solutions, Inc.	415,601

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
29,020	QUALCOMM, Inc.	$1,954,787
9,870	Telefonaktiebolaget LM Ericsson, Sponsored ADR	131,765

		4,158,415

Computers & Peripherals (3.8%):
12,535	Apple, Inc.	5,976,061
17,160	Dell, Inc.	236,293
30,230	EMC Corp.	772,679
26,845	Hewlett-Packard Co.	563,208
5,710	Seagate Technology plc	249,755

		7,797,996

Consumer Finance (0.8%):
13,160	American Express Co.	993,843
12,280	Discover Financial Services	620,631

		1,614,474

Containers & Packaging (0.4%):
6,765	Avery Dennison Corp.	294,413
12,340	MeadWestvaco Corp.	473,609
3,110	Sonoco Products Co.	121,103

		889,125

Distributors (0.3%):
7,635	Genuine Parts Co.	617,595

Diversified Financial Services (4.8%):
102,135	Bank of America Corp.	1,409,463
17,880	Berkshire Hathaway, Inc., Class B *	2,029,559
48,318	Citigroup, Inc.	2,343,906
11,835	CME Group, Inc.	874,370
57,270	JPMorgan Chase & Co.	2,960,286
5,785	NYSE Euronext	242,854

		9,860,438

Diversified Telecommunication Services (2.6%):
84,045	AT&T, Inc.	2,842,402
17,814	Frontier Communications Corp.	74,284
49,435	Verizon Communications, Inc.	2,306,637

		5,223,323

Electric Utilities (1.3%):
27,671	Duke Energy Corp.	1,847,869
2,170	Hawaiian Electric Industries, Inc.	54,467
8,420	OGE Energy Corp.	303,878
18,665	Pepco Holdings, Inc.	344,556

		2,550,770

Electrical Equipment (1.3%):
14,480	Eaton Corp. plc	996,802
16,940	Emerson Electric Co.	1,096,018
2,670	Hubbell, Inc., Class B	279,656

		2,372,476

Electronic Equipment, Instruments & Components (0.3%):
26,530	Corning, Inc.	387,073
7,150	TE Connectivity, Ltd.	370,227

		757,300

Energy Equipment & Services (2.4%):
13,650	Baker Hughes, Inc.	670,215
1,495	CARBO Ceramics, Inc.	148,169
3,550	Diamond Offshore Drilling, Inc.	221,236
21,000	Halliburton Co.	1,011,151
13,835	Patterson-UTI Energy, Inc.	295,792
22,981	Schlumberger, Ltd.	2,030,600

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
3,370	Tidewater, Inc.	$199,807

		4,576,970

Food & Staples Retailing (1.5%):
21,185	CVS Caremark Corp.	1,202,249
25,180	Wal-Mart Stores, Inc.	1,862,313

		3,064,562

Food Products (1.4%):
23,930	ConAgra Foods, Inc.	726,036
13,940	Kraft Foods Group, Inc., Class A	731,014
42,120	Mondelez International, Inc., Class A	1,323,410

		2,780,460

Gas Utilities (0.6%):
1,776	AGL Resources, Inc.	81,749
4,980	National Fuel Gas Co.	342,425
11,560	ONEOK, Inc.	616,379
3,550	WGL Holdings, Inc.	151,621

		1,192,174

Health Care Equipment & Supplies (2.0%):
31,150	Abbott Laboratories	1,033,868
13,110	Baxter International, Inc.	861,196
36,080	Boston Scientific Corp. *	423,579
7,690	Covidien plc	468,629
970	Intuitive Surgical, Inc. *	364,982
18,375	Medtronic, Inc.	978,469

		4,130,723

Health Care Providers & Services (2.1%):
14,744	Aetna, Inc.	943,911
15,345	Express Scripts Holding Co. *	948,014
6,770	HCA Holdings, Inc.	289,418
18,430	UnitedHealth Group, Inc.	1,319,772
3,990	Universal Health Services, Inc., Class B	299,210
4,820	WellPoint, Inc.	403,000

		4,203,325

Hotels, Restaurants & Leisure (1.7%):
14,760	International Game Technology	279,407
3,350	Las Vegas Sands Corp.	222,507
20,305	McDonald’s Corp.	1,953,544
8,020	Melco Crown Entertainment, Ltd., Sponsored ADR *	255,277
10,190	MGM Resorts International *	208,284
1,360	Tim Hortons, Inc.	78,880
5,690	Wendy’s Co. (The)	48,251
2,520	Wynn Resorts, Ltd.	398,185

		3,444,335

Household Durables (1.0%):
13,460	Leggett & Platt, Inc.	405,819
15,225	Newell Rubbermaid, Inc.	418,687
11,990	Toll Brothers, Inc. *	388,836
4,395	Tupperware Brands Corp.	379,596
2,640	Whirlpool Corp.	386,602

		1,979,540

Household Products (2.1%):
13,860	Colgate-Palmolive Co.	821,898
7,345	Kimberly-Clark Corp.	692,046
35,455	Procter & Gamble Co. (The)	2,680,044

		4,193,988

Industrial Conglomerates (2.4%):
11,195	3M Co.	1,336,795

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
150,305	General Electric Co.	$3,590,786

		4,927,581

Insurance (2.8%):
1,350	AEGON NV, NYS, Registered Shares, Sponsored ADR	9,990
6,100	AFLAC, Inc.	378,139
14,080	Allstate Corp. (The)	711,744
20,770	American International Group, Inc.	1,010,046
3,770	Aon plc	280,639
6,800	Arthur J. Gallagher & Co.	296,820
9,115	Fidelity National Financial, Inc., Class A	242,459
11,160	Lincoln National Corp.	468,608
15,165	Marsh & McLennan Cos., Inc.	660,436
2,280	Mercury General Corp.	110,147
12,720	Old Republic International Corp.	195,888
6,770	Principal Financial Group, Inc.	289,891
6,660	Travelers Cos., Inc. (The)	564,568
14,885	XL Group plc, Class B	458,756

		5,678,131

Internet & Catalog Retail (0.9%):
5,695	Amazon.com, Inc. *	1,780,485

Internet Software & Services (2.7%):
5,440	Akamai Technologies, Inc. *	281,248
1,490	Baidu, Inc., Sponsored ADR *	231,219
20,040	eBay, Inc. *	1,118,032
3,675	Google, Inc., Class A *	3,218,969
1,050	LinkedIn Corp., Class A *	258,363
6,120	VeriSign, Inc. *	311,447

		5,419,278

IT Services (4.1%):
17,510	Automatic Data Processing, Inc.	1,267,374
4,160	Broadridge Financial Solutions, Inc.	132,080
8,570	Cognizant Technology Solutions Corp., Class A *	703,768
9,090	Fidelity National Information Services, Inc.	422,140
16,235	International Business Machines Corp.	3,006,397
21,515	Paychex, Inc.	874,370
8,310	Visa, Inc., Class A	1,588,041
19,755	Western Union Co.	368,628

		8,362,798

Leisure Equipment & Products (0.4%):
18,100	Mattel, Inc.	757,666

Machinery (2.5%):
11,600	Caterpillar, Inc.	967,092
6,570	Cummins, Inc.	872,956
6,980	Deere & Co.	568,102
6,245	Parker Hannifin Corp.	678,956
5,529	Pentair, Ltd., Registered Shares	359,053
2,845	Snap-On, Inc.	283,078
4,645	SPX Corp.	393,153
6,830	Stanley Black & Decker, Inc.	618,593
5,070	Timken Co.	306,228

		5,047,211

Media (3.3%):
1,309	Liberty Global plc, Class A *	103,869

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
977	Liberty Global plc, Series C *	$73,695
6,286	News Corp., Class B *	103,279
9,485	Omnicom Group, Inc.	601,728
62,370	Sirius XM Radio, Inc.	241,372
8,970	Time Warner Cable, Inc.	1,001,052
20,090	Time Warner, Inc.	1,322,123
25,395	Twenty-First Century Fox, Inc., Class B	848,193
35,350	Walt Disney Co. (The)	2,279,722

		6,575,033

Metals & Mining (1.2%):
39,985	Alcoa, Inc.	324,678
25,370	Freeport-McMoRan Copper & Gold, Inc.	839,240
5,915	Gerdau SA, Sponsored ADR	44,126
10,030	Nucor Corp.	491,671
6,750	Silver Wheaton Corp.	167,198
5,359	Southern Copper Corp.	145,979
13,000	Steel Dynamics, Inc.	217,230
3,170	Worthington Industries, Inc.	109,143

		2,339,265

Multiline Retail (0.8%):
4,645	J.C. Penney Co., Inc. *	40,969
10,790	Macy’s, Inc.	466,883
7,350	Nordstrom, Inc.	413,070
1,420	Sears Holdings Corp. *	84,689
9,010	Target Corp.	576,460

		1,582,071

Multi-Utilities (1.4%):
16,640	Ameren Corp.	579,738
15,430	CenterPoint Energy, Inc.	369,857
16,485	Consolidated Edison, Inc.	908,983
5,615	Integrys Energy Group, Inc.	313,822
22,910	Public Service Enterprise Group, Inc.	754,426

		2,926,826

Oil, Gas & Consumable Fuels (7.5%):
23,325	Chesapeake Energy Corp.	603,651
29,000	Chevron Corp.	3,523,499
1,370	CNOOC, Ltd., Sponsored ADR	276,466
28,260	ConocoPhillips	1,964,353
12,690	CONSOL Energy, Inc.	427,019
61,010	Exxon Mobil Corp.	5,249,299
2,250	HollyFrontier Corp.	94,748
17,470	Occidental Petroleum Corp.	1,634,144
13,480	Phillips 66	779,414
16,345	Southwestern Energy Co. *	594,631
3,310	Statoil ASA, Sponsored ADR	75,071
1,890	Total SA, Sponsored ADR	109,469

		15,331,764

Personal Products (0.2%):
14,040	Avon Products, Inc.	289,224
2,290	Herbalife, Ltd.	159,773

		448,997

Pharmaceuticals (6.1%):
30,450	Abbvie, Inc.	1,362,029
28,120	Bristol-Myers Squibb Co.	1,301,394
16,310	Eli Lilly & Co.	820,882
4,610	GlaxoSmithKline plc, Sponsored ADR	231,284
39,660	Johnson & Johnson Co.	3,438,124
867	Mallinckrodt plc *	38,226
48,900	Merck & Co., Inc.	2,328,129

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
107,795	Pfizer, Inc.	$3,094,794

		12,614,862

Professional Services (0.1%):
1,990	Dun & Bradstreet Corp.	206,662

Real Estate Investment Trusts (REITs) (1.8%):
31,390	American Capital Agency Corp.	708,472
48,030	Annaly Capital Management, Inc.	556,187
28,870	Duke Realty Corp.	445,753
6,540	Hatteras Financial Corp.	122,363
3,280	Healthcare Realty Trust, Inc.	75,801
10,870	Liberty Property Trust	386,972
11,095	Mack-Cali Realty Corp.	243,424
12,425	Senior Housing Properties Trust	290,000
12,768	Ventas, Inc.	785,233

		3,614,205

Road & Rail (0.6%):
35,385	CSX Corp.	910,810
13,080	Hertz Global Holdings, Inc. *	289,853

		1,200,663

Semiconductors & Semiconductor Equipment (2.5%):
18,890	Advanced Micro Devices, Inc. *	71,782
8,730	Altera Corp.	324,407
9,040	Analog Devices, Inc.	425,332
30,930	Applied Materials, Inc.	542,512
1,820	First Solar, Inc. *	73,182
75,765	Intel Corp.	1,736,534
8,065	Linear Technology Corp.	319,858
9,995	Microchip Technology, Inc.	402,699
12,035	NVIDIA Corp.	187,265
5,460	Skyworks Solutions, Inc. *	135,626
12,460	Texas Instruments, Inc.	501,764
7,950	Xilinx, Inc.	372,537

		5,093,498

Software (3.7%):
14,990	Activision Blizzard, Inc.	249,883
11,975	Adobe Systems, Inc. *	621,982
8,470	Autodesk, Inc. *	348,710
112,945	Microsoft Corp.	3,762,197
4,430	Nuance Communications, Inc. *	82,819
56,725	Oracle Corp.	1,881,568
14,670	Symantec Corp.	363,083
5,990	TIBCO Software, Inc. *	153,284

		7,463,526

Specialty Retail (2.8%):
3,390	Abercrombie & Fitch Co., Class A	119,904
10,530	American Eagle Outfitters, Inc.	147,315
5,945	Best Buy Co., Inc.	222,938
5,690	Foot Locker, Inc.	193,119
9,025	Gap, Inc. (The)	363,527
24,915	Home Depot, Inc. (The)	1,889,802
12,470	L Brands, Inc.	761,917
24,010	Lowe’s Cos., Inc.	1,143,116
5,450	Tiffany & Co.	417,579
6,160	TJX Cos., Inc. (The)	347,362

		5,606,579

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.2%):
24,275	New York Community Bancorp, Inc.	$366,795

Tobacco (1.8%):
33,370	Altria Group, Inc.	1,146,260
21,715	Philip Morris International, Inc.	1,880,301
9,970	Reynolds American, Inc.	486,337
4,108	Vector Group, Ltd.	66,132

		3,579,030

Trading Companies & Distributors (0.1%):
3,185	GATX Corp.	151,351

Total Common Stocks (Cost $167,151,860)		198,840,045

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Put Options (0.4%):
98	On S&P 500 Index, Strike @ 1575 Exp 10/19/13	36,750
148	On S&P 500 Index, Strike @ 1550 Exp 10/19/13	39,590
199	On S&P 500 Index, Strike @ 1575 Exp 11/16/13	213,925
246	On S&P 500 Index, Strike @ 1550 Exp 11/16/13	200,490
181	On S&P 500 Index, Strike @ 1500 Exp 11/16/13	87,785
170	On S&P 500 Index, Strike @ 1525 Exp 12/21/13	215,050
130	On S&P 500 Index, Strike @ 1550 Exp 12/21/13	203,450

Total Purchased Put Options (Cost $1,114,010)		997,040

Unaffiliated Investment Company (2.1%):
4,321,798	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	4,321,798

Total Unaffiliated Investment Company (Cost $4,321,798)		4,321,798

Total Investment Securities (Cost $172,587,668)(b) - 101.0%		204,158,883
Net other assets (liabilities) - (1.0)%		(2,272,434)

Net Assets - 100.0%		$201,886,449

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt
NYS	-	New York Shares

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Number of Contracts		Fair Value
Written Call Options (-1.1%)
(146)	On S&P 500 Index, Strike @ 1650 Exp 10/19/13	$(617,580)
(125)	On S&P 500 Index, Strike @ 1675 Exp 10/19/13	(308,750)
(137)	On S&P 500 Index, Strike @ 1680 Exp 10/19/13	(297,290)
(220)	On S&P 500 Index, Strike @ 1700 Exp 10/19/13	(256,300)
(157)	On S&P 500 Index, Strike @ 1710 Exp 10/19/13	(124,815)
(112)	On S&P 500 Index, Strike @ 1675 Exp 11/16/13	(402,080)
(138)	On S&P 500 Index, Strike @ 1700 Exp 11/16/13	(309,120)
(137)	On S&P 500 Index, Strike @ 1725 Exp 11/16/13	(169,195)

Total Written Call Options (Premiums Received $(4,137,571))		$(2,485,130)

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (1.1%):
185,054	BAE Systems plc	$1,360,618
60,368	Cobham plc	280,631
33,225	European Aeronautic Defence & Space Co. NV	2,117,512
21,585	Finmeccanica SpA *	129,237
46,471	Meggitt plc	412,803
108,614	Rolls-Royce Holdings plc	1,957,174
14,455	Safran SA	890,651
97,000	Singapore Technologies Engineering, Ltd.	322,748
4,979	Thales SA	273,627
1,917	Zodiac Aerospace	305,151

		8,050,152

Air Freight & Logistics (0.3%):
52,647	Deutsche Post AG	1,747,975
20,260	TNT Express NV	184,701
43,939	Toll Holdings, Ltd.	238,970
21,500	Yamato Holdings Co., Ltd.	486,141

		2,657,787

Airlines (0.0%):
69,000	All Nippon Airways Co., Ltd. ^	150,746
71,000	Cathay Pacific Airways, Ltd.	139,381
13,032	Deutsche Lufthansa AG, Registered Shares *	254,133
8,649	easyJet plc	178,629
58,573	International Consolidated Airlines Group SA *	321,466
3,435	Japan Airlines Co., Ltd.	208,226
57,609	Qantas Airways, Ltd. *	79,266
1,200	Ryanair Holdings plc, ADR	59,688
29,000	Singapore Airlines, Ltd.	240,891

		1,632,426

Auto Components (1.1%):
10,700	Aisin Sieki Co., Ltd.	458,674
38,100	Bridgestone Corp.	1,394,864
10,441	Compagnie Generale des Establissements Michelin SCA, Class B	1,157,701
6,528	Continental AG	1,106,317
27,700	DENSO Corp.	1,298,019
94,694	GKN plc	524,219
5,000	Koito Manufacturing Co., Ltd.	95,295
11,000	NGK Spark Plug Co., Ltd.	244,421
9,600	NHK SPRING Co., Ltd.	98,774
5,300	NOK Corp.	82,818
6,393	Nokian Renkaat OYJ ^	324,638
12,581	Pirelli & C. SpA	163,801
9,000	Stanley Electric Co., Ltd.	191,952
10,000	Sumitomo Rubber Industries, Ltd.	154,821
11,000	The Yokohama Rubber Co., Ltd.	108,962
3,700	Toyoda Gosei Co., Ltd.	91,479
3,100	Toyota Boshoku Corp.	41,671
9,100	Toyota Industries Corp.	394,187

		7,932,613

Automobiles (3.6%):
18,996	Bayerische Motoren Werke AG (BMW)	2,041,942
12,000	Daihatsu Motor Co., Ltd.	233,181
55,335	Daimler AG, Registered Shares	4,312,668
53,342	Fiat SpA *	424,996
35,000	Fuji Heavy Industries, Ltd.	973,768

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
94,000	Honda Motor Co., Ltd.	$3,592,789
66,000	Isuzu Motors, Ltd.	437,600
157,000	Mazda Motor Corp. *	703,572
25,100	Mitsubishi Motors Corp. *^	278,923
145,200	Nissan Motor Co., Ltd.	1,462,131
10,972	Renault SA	875,250
20,500	Suzuki Motor Corp.	492,530
158,500	Toyota Motor Corp.	10,166,337
1,727	Volkswagen AG	391,670
17,100	Yamaha Motor Co., Ltd.	251,387

		26,638,744

Beverages (2.3%):
46,215	Anheuser-Busch InBev NV	4,592,943
23,100	Asahi Breweries, Ltd.	607,973
6,373	Carlsberg A/S, Class B	656,574
33,388	Coca-Cola Amatil, Ltd.	381,846
11,377	Coca-Cola HBC AG	340,947
3,100	Coca-Cola West Co., Ltd.	62,020
144,374	Diageo plc	4,587,148
5,609	Heineken Holding NV	354,840
13,266	Heineken NV	939,319
51,000	Kirin Holdings Co., Ltd.	745,503
12,328	Pernod Ricard SA	1,531,558
1,475	Remy Cointreau SA ^	157,196
55,411	SABMiller plc	2,824,282
6,900	Suntory Beverage & Food, Ltd. *	232,876
36,895	Treasury Wine Estates, Ltd.	152,166

		18,167,191

Biotechnology (0.3%):
6,554	Actelion, Ltd., Registered Shares	465,479
28,263	CSL, Ltd.	1,685,897
8,366	Grifols SA	343,520

		2,494,896

Building Products (0.6%):
56,000	Asahi Glass Co., Ltd.	348,433
19,298	Assa Abloy AB, Class B	886,438
22,907	Compagnie de Saint-Gobain SA	1,134,757
13,200	Daikin Industries, Ltd.	701,757
2,221	Geberit AG, Registered Shares	600,056
15,100	Lixil Group Corp. ^	312,015
18,000	TOTO, Ltd.	252,859

		4,236,315

Capital Markets (2.2%):
54,613	3i Group plc	321,708
56,635	Aberdeen Asset Management plc	347,255
86,460	Credit Suisse Group AG, Registered Shares	2,650,148
98,300	Daiwa Securities Group, Inc.	887,115
59,115	Deutsche Bank AG, Registered Shares	2,714,010
31,809	ICAP plc	192,783
31,301	Investec plc	202,940
12,819	Julius Baer Group, Ltd.	598,570
18,038	Macquarie Group, Ltd.	806,828
28,014	Mediobanca SpA	195,670
211,300	Nomura Holdings, Inc.	1,650,224
991	Partners Group Holding AG	242,849
9,460	Ratos AB, B Shares ^	88,154
11,690	SBI Holdings, Inc.	152,094

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,500	Schroders plc	$229,352
209,657	UBS AG, Registered Shares	4,290,377

		15,570,077

Chemicals (3.5%):
18,092	Air Liquide SA	2,520,211
8,000	Air Water, Inc.	118,407
13,595	Akzo Nobel NV	893,605
3,510	Arkema, Inc.	391,121
76,000	Asahi Kasei Corp.	574,342
52,822	BASF SE	5,071,168
7,530	Croda International plc	323,692
18,000	Daicel Chemical Industries, Ltd.	162,820
508	Ems-Chemie Holding AG	179,598
484	Givaudan SA, Registered Shares	708,174
5,400	Hitachi Chemical Co., Ltd.	86,975
91,314	Incitec Pivot, Ltd.	229,500
25,087	Israel Chemicals, Ltd.	211,847
163	Israel Corp., Ltd. (The) *	86,139
11,974	Johnson Matthey plc	544,405
9,500	JSR Corp.	177,060
9,604	K+S AG, Registered Shares ^	248,931
15,000	Kaneka Corp.	98,207
13,000	Kansai Paint Co., Ltd.	172,815
8,926	Koninklijke DSM NV	673,646
19,600	Kuraray Co., Ltd.	235,486
4,608	Lanxess AG	299,085
10,567	Linde AG	2,093,823
76,500	Mitsubishi Chemical Holdings Corp.	358,598
25,000	Mitsubishi Gas Chemical Co., Inc.	210,709
43,000	Mitsui Chemicals, Inc.	118,398
9,300	Nitto Denko Corp. ^	609,393
13,528	Novozymes A/S, B Shares	517,501
21,818	Orica, Ltd.	408,327
23,400	Shin-Etsu Chemical Co., Ltd.	1,436,805
88,000	Showa Denko K.K.	119,441
120	Sika AG, Bearer Shares	349,934
3,466	Solvay SA	519,822
83,000	Sumitomo Chemical Co., Ltd.	316,899
5,323	Syngenta AG, Registered Shares	2,175,328
12,000	Taiyo Nippon Sanso Corp.	80,745
48,000	Teijin, Ltd.	110,864
83,000	Toray Industries, Inc.	547,377
61,000	Ube Industries, Ltd.	115,339
6,412	Umicore	311,513
10,809	Yara International ASA	446,641

		24,854,691

Commercial Banks (13.3%):
61,000	Aozora Bank, Ltd.	181,110
157,819	Australia & New Zealand Banking Group, Ltd.	4,534,261
357,240	Banca Monte dei Paschi di Siena SpA *^	99,259
319,193	Banco Bilbao Vizcaya Argentaria SA	3,585,588
180,576	Banco de Sabadell SA ^	454,678
97,520	Banco Espirito Santo SA *	103,878
75,447	Banco Popular Espanol SA *	408,521
640,524	Banco Santander SA	5,250,364
59,275	Bank Hapoalim BM	299,889
71,361	Bank Leumi Le *	265,685

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
68,400	Bank of East Asia, Ltd. (The)	$289,510
1,283,165	Bank of Ireland *	364,706
17,000	Bank of Kyoto, Ltd. (The)	149,902
69,000	Bank of Yokohama, Ltd. (The)	395,165
219,908	Bankia SA *	239,483
184	Banque Cantonale Vaudoise, Registered Shares	101,417
704,891	Barclays plc	3,032,371
21,962	Bendigo and Adelaide Bank, Ltd.	205,341
57,229	BNP Paribas SA	3,873,169
214,500	BOC Hong Kong Holdings, Ltd.	689,540
41,000	Chiba Bank, Ltd. (The)	300,161
9,000	Chugoku Bank, Ltd. (The)	126,818
189,030	Chuo Mitsui Trust Holdings, Inc.	938,920
56,042	Commerzbank AG *	645,182
92,683	Commonwealth Bank of Australia	6,159,740
58,146	Credit Agricole SA *	641,579
66,166	Criteria Caixacorp SA	290,566
38,625	Danske Bank A/S *	831,493
98,000	DBS Group Holdings, Ltd.	1,283,870
55,699	DnB NOR ASA	846,370
14,991	Erste Group Bank AG	473,738
47,000	Fukuoka Financial Group, Inc.	212,914
20,000	Gunma Bank, Ltd. (The)	117,418
22,000	Hachijuni Bank, Ltd. (The)	137,243
43,700	Hang Seng Bank, Ltd.	713,271
33,000	Hiroshima Bank, Ltd. (The) ^	141,087
65,000	Hokuhoku Financial Group, Inc.	136,921
1,070,639	HSBC Holdings plc	11,601,300
661,550	Intesa Sanpaolo SpA	1,366,676
14,000	Iyo Bank, Ltd. (The)	147,159
38,000	Joyo Bank, Ltd. (The)	204,812
13,251	KBC Groep NV	651,202
2,675,153	Lloyds Banking Group plc *	3,191,233
732,800	Mitsubishi UFJ Financial Group, Inc.	4,701,518
5,964	Mizrahi Tefahot Bank, Ltd.	65,785
1,325,839	Mizuho Financial Group, Inc. ^	2,886,350
134,771	National Australia Bank, Ltd.	4,317,206
55,329	Natixis	264,966
35,000	Nishi-Nippon City Bank, Ltd. (The)	95,615
164,527	Nordea Bank AB	1,988,671
149,000	Oversea-Chinese Banking Corp., Ltd.	1,224,045
2,976	Raiffeisen International Bank- Holding AG ^	97,385
110,987	Resona Holdings, Inc.	568,504
122,818	Royal Bank of Scotland Group plc *	713,899
33,400	Seven Bank, Ltd.	111,943
90,000	Shinsei Bank, Ltd.	218,933
35,000	Shizuoka Bank, Ltd. (The)	399,498
87,053	Skandinaviska Enskilda Banken AB, Class A	923,165
40,544	Societe Generale	2,021,798
139,280	Standard Chartered plc	3,340,176
73,369	Sumitomo Mitsui Financial Group, Inc. ^	3,562,459
11,000	Suruga Bank, Ltd.	189,902

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
29,088	Svenska Handelsbanken AB, A Shares	$1,245,107
52,976	Swedbank AB, A Shares	1,236,059
48,950	UBI Banca - Unione di Banche Italiane SCPA	247,525
252,680	UniCredit SpA	1,616,781
74,000	United Overseas Bank, Ltd.	1,220,561
178,483	Westpac Banking Corp.	5,452,998
11,000	Yamaguchi Financial Group, Inc.	108,359

		94,502,718

Commercial Services & Supplies (0.6%):
14,954	Aggreko plc	388,380
22,175	Babcock International Group plc	429,160
90,311	Brambles, Ltd.	767,904
31,000	Dai Nippon Printing Co., Ltd. ^	328,979
11,989	Edenred	389,330
90,212	G4S plc	371,425
5,000	Park24 Co., Ltd.	89,047
12,000	SECOM Co., Ltd.	753,272
18,326	Securitas AB, B Shares	209,447
27,887	Serco Group plc	246,594
1,677	Societe BIC SA	195,001
32,000	Toppan Printing Co., Ltd. ^	258,765

		4,427,304

Communications Equipment (0.6%):
40,000	AAC Technologies Holdings, Inc.	182,513
213,094	Nokia OYJ *^	1,390,751
175,715	Telefonaktiebolaget LM Ericsson, B Shares	2,341,408

		3,914,672

Computers & Peripherals (0.3%):
110,000	Fujitsu, Ltd.	411,579
4,461	Gemalto NV	479,114
121,000	NEC Corp.	280,870
17,502	Seek, Ltd.	193,987
230,000	Toshiba Corp.	1,036,933

		2,402,483

Construction & Engineering (0.8%):
8,441	ACS, Actividades de Construccion y Servicios SA	269,285
10,783	Bouygues SA	393,618
8,000	Chiyoda Corp.	96,492
23,898	Ferrovial SA	430,902
1,835	Hochtief AG	160,188
12,000	JGC Corp.	434,474
51,000	Kajima Corp.	208,528
9,000	Kinden Corp.	96,858
4,367	Koninklijke Boskalis Westminster NV	193,203
9,194	Leighton Holdings, Ltd.	165,128
40,000	Obayashi Corp. ^	239,322
5,165	OCI NV *	174,494
38,000	Shimizu Corp. ^	186,287
20,996	Skanska AB, B Shares	404,070
59,000	TAISEI Corp. ^	291,159
26,445	Vinci SA	1,537,587

		5,281,595

Construction Materials (0.6%):
44,376	Boral, Ltd.	198,714
41,417	CRH plc	996,145
38,941	Fletcher Building, Ltd.	307,192

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
8,214	HeidelbergCement AG	$633,445
13,341	Holcim, Ltd., Registered Shares	993,471
1,754	Imerys SA	122,560
24,600	James Hardie Industries SE	245,080
10,762	Lafarge SA	749,513
68,000	Taiheiyo Cement Corp.	298,001

		4,544,121

Consumer Finance (0.1%):
20,700	ACOM Co., Ltd. *^	78,352
3,700	Aeon Credit Service Co., Ltd.	116,672
10,100	Credit Saison Co., Ltd.	274,731

		469,755

Containers & Packaging (0.1%):
69,822	Amcor, Ltd.	683,070
43,864	Rexam plc	341,842
9,800	Toyo Seikan Kaisha, Ltd.	192,854

		1,217,766

Distributors (0.1%):
6,000	Jardine Cycle & Carriage, Ltd.	182,575
344,000	Li & Fung, Ltd.	501,327

		683,902

Diversified Consumer Services (0.0%):
4,000	Benesse Holdings, Inc.	145,579

Diversified Financial Services (1.3%):
11,441	ASX, Ltd.	368,617
11,093	Deutsche Boerse AG	834,643
1,590	Eurazeo	102,045
5,559	EXOR SpA	208,714
123,750	First Pacific Co., Ltd.	136,364
4,757	Groupe Bruxelles Lambert SA	404,572
12,202	Hargreaves Lansdown plc	193,472
56,000	Hong Kong Exchanges & Clearing, Ltd.	896,833
6,331	Industrivarden AB, C Shares	116,715
219,582	ING Groep NV *	2,491,377
26,355	Investor AB, B Shares	800,058
13,500	Japan Exchange Group, Inc. ^	300,274
12,674	Kinnevik Investment AB, Class B	439,546
10,613	London Stock Exchange Group plc	264,056
34,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	181,206
71,000	ORIX Corp.	1,162,212
1,458	Pargesa Holding SA	109,315
8,153	Pohjola Bank plc	135,479
47,000	Singapore Exchange, Ltd.	272,208

		9,417,706

Diversified Telecommunication Services (2.9%):
8,121	Belgacom SA	215,918
101,793	Bezeq The Israeli Telecommunication Corp., Ltd.	187,286
457,137	BT Group plc	2,532,662
160,285	Deutsche Telekom AG, Registered Shares	2,324,633
8,147	Elisa OYJ ^	194,280
105,186	France Telecom SA	1,319,282
13,405	Hellenic Telecommunications Organization SA (OTE) *	139,742
115,000	HKT Trust & HKT, Ltd.	108,095
1,303	Iliad SA	303,997

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued Diversified Telecommunication Services, continued
25,647	Inmarsat plc	$294,588
186,458	Koninklijke (Royal) KPN NV *	594,232
25,576	Nippon Telegraph & Telephone Corp.	1,327,716
210,000	PCCW, Ltd.	92,819
33,916	Portugal Telecom SGPS SA, Registered Shares ^	152,863
454,000	Singapore Telecommunications, Ltd.	1,351,208
1,356	Swisscom AG, Registered Shares	652,632
41,397	TDC A/S	350,289
105,243	Telecom Corp. of New Zealand, Ltd.	203,194
593,256	Telecom Italia SpA	489,864
341,324	Telecom Italia SpA	226,390
15,280	Telefonica Deutschland Holding AG	120,660
236,183	Telefonica SA *	3,690,923
13,949	Telekom Austria AG	117,096
3,024	Telenet Group Holding NV	150,570
40,079	Telenor ASA	916,400
136,253	TeliaSonera AB	1,044,581
247,295	Telstra Corp., Ltd.	1,146,623
69,196	Vivendi	1,592,317
8,867	Ziggo NV	359,198

		22,200,058

Electric Utilities (2.1%):
1,332	Acciona SA ^	76,161
34,000	Cheung Kong Infrastructure Holdings, Ltd.	235,840
37,600	Chubu Electric Power Co., Inc.	512,579
16,600	Chugoku Electric Power Co., Inc. (The)	264,581
102,500	CLP Holdings, Ltd.	834,837
19,882	Contact Energy, Ltd.	89,312
103,456	E.ON AG	1,839,961
117,552	EDP - Energias de Portugal SA	429,429
13,424	Electricite de France	424,673
374,295	Enel SpA	1,435,067
25,989	Fortum OYJ	586,384
9,600	Hokkaido Electric Power Co., Inc. *	129,757
8,900	Hokuriku Electric Power Co.	130,468
80,500	Hongkong Electric Holdings, Ltd.	721,036
273,791	Iberdrola SA	1,596,232
42,400	Kansai Electric Power Co., Inc. (The) *	540,305
23,800	Kyushu Electric Power Co., Inc. *	340,774
3,430	Oesterreichische Elektrizitaetswirtschafts AG, Class A	77,683
6,025	Red Electrica Corporacion SA	343,908
56,326	Scottish & Southern Energy plc	1,345,127
10,000	Shikoku Electric Power Co., Inc. *	170,543
86,670	SP AusNet	97,013
88,680	Terna - Rete Elettrica Nationale SpA	400,541

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
25,600	Tohoku Electric Power Co., Inc. *	$315,887
84,600	Tokyo Electric Power Co., Inc. (The) *	526,598

		13,464,696

Electrical Equipment (1.3%):
125,792	ABB, Ltd.	2,972,489
12,108	Alstom SA	431,397
30,000	Fuji Electric Holdings Co., Ltd.	122,772
36,000	Furukawa Electric Co., Ltd. (The)	83,226
15,039	Legrand SA	835,352
1,700	Mabuchi Motor Co., Ltd.	89,896
111,000	Mitsubishi Electric Corp.	1,171,854
6,000	Nidec Corp. ^	496,929
4,453	Osram Licht AG *	209,029
11,527	Prysmian SpA	282,112
30,132	Schneider Electric SA	2,549,278
42,300	Sumitomo Electric Industries, Ltd.	614,126

		9,858,460

Electronic Equipment, Instruments & Components (1.2%):
14,500	Citizen Holdings Co., Ltd.	102,067
27,100	Fujifilm Holdings Corp.	652,705
3,700	Hamamatsu Photonics K.K.	139,692
13,204	Hexagon AB, B Shares	398,121
1,700	Hirose Electric Co., Ltd.	261,880
3,500	Hitachi High-Technologies Corp.	78,738
281,100	Hitachi, Ltd.	1,861,553
25,200	HOYA Corp.	597,052
5,800	IBIDEN Co., Ltd.	95,120
2,670	Keyence Corp.	1,017,130
18,600	Kyocera Corp.	991,153
11,700	Murata Manufacturing Co., Ltd.	896,672
19,000	Nippon Electric Glass Co., Ltd.	101,945
12,500	Omron Corp.	452,448
12,012	Rexel SA	305,793
12,000	Shimadzu Corp.	114,016
6,900	TDK Corp. ^	271,532
12,000	Yaskawa Electric Corp.	169,542
12,900	Yokogawa Electric Corp.	184,360

		8,691,519

Energy Equipment & Services (0.7%):
8,641	Aker Solutions ASA	121,433
17,616	AMEC plc	306,521
8,923	Compagnie Generale de Geophysique-Veritas *	205,703
3,972	Fugro NV	242,309
14,658	Petrofac, Ltd.	333,870
14,663	Saipem SpA	318,797
21,660	Seadrill, Ltd.	973,138
15,851	Subsea 7 SA	329,596
5,846	Technip-Coflexip SA	686,588
27,200	Tenaris SA	637,394
20,399	Transocean, Ltd.	908,390
11,649	WorleyParsons, Ltd.	264,443

		5,328,182

Food & Staples Retailing (2.0%):
35,200	Aeon Co., Ltd.	486,239
34,377	Carrefour SA	1,178,081

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,357	Casino Guichard-Perrachon SA	$346,100
4,308	Colruyt SA ^	239,156
5,721	Delhaize Group	360,642
33,491	Distribuidora Internacional de Alimentacion SA	291,533
3,700	FamilyMart Co., Ltd.	160,348
74,414	J Sainsbury plc	472,108
13,690	Jeronimo Martins SGPS SA	281,183
3,399	Kesko OYJ, B Shares	101,999
57,763	Koninklijke Ahold NV	1,000,731
3,900	LAWSON, Inc.	306,162
46,911	Metcash, Ltd.	140,214
7,751	Metro AG	307,493
85,000	Olam International, Ltd. ^	103,722
44,000	Seven & I Holdings Co., Ltd.	1,611,921
465,744	Tesco plc	2,707,249
57,712	Wesfarmers, Ltd.	2,214,980
127,457	William Morrison Supermarkets plc	577,802
71,208	Woolworths, Ltd.	2,325,483

		15,213,146

Food Products (3.8%):
36,000	Ajinomoto Co., Inc.	474,083
4,961	Aryzta AG	331,701
20,360	Associated British Foods plc	618,927
121	Barry Callebaut AG, Registered Shares	121,455
4,400	Calbee, Inc.	127,840
33,059	Danone SA	2,488,869
390,382	Golden Agri-Resources, Ltd.	161,973
8,619	Kerry Group plc, Class A	525,213
10,000	Kikkoman Corp.	183,407
50	Lindt & Spruengli AG	205,295
6	Lindt & Spruengli AG, Registered Shares	285,059
3,226	Meiji Holdings Co., Ltd.	176,948
185,358	Nestle SA, Registered Shares	12,986,458
9,000	Nippon Meat Packers, Inc.	129,180
12,650	Nisshin Seifun Group, Inc.	127,864
3,500	Nissin Foods Holdings Co., Ltd. ^	143,911
4,781	Suedzucker AG	140,847
26,229	Tate & Lyle plc	312,763
6,000	Toyo Suisan Kaisha, Ltd.	176,399
93,839	Unilever NV	3,651,369
74,147	Unilever plc	2,863,326
106,000	Wilmar International, Ltd.	267,982
4,900	Yakult Honsha Co., Ltd.	245,964
6,000	Yamazaki Baking Co., Ltd.	64,867

		26,811,700

Gas Utilities (0.5%):
46,413	APA Group	258,555
10,800	Enagas	265,385
21,397	Gas Natural SDG SA	448,473
330,027	Hong Kong & China Gas Co., Ltd.	794,678
105,000	Osaka Gas Co., Ltd.	448,197
116,547	Snam Rete Gas SpA	590,569
21,000	Toho Gas Co., Ltd.	110,124
145,000	Tokyo Gas Co., Ltd. ^	797,162

		3,713,143

Health Care Equipment & Supplies (0.7%):
3,306	Cochlear, Ltd.	186,583

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
6,201	Coloplast A/S, Class B	$353,085
20,413	Elekta AB, B Shares	328,741
11,928	Essilor International SA Cie Generale d’Optique	1,283,167
11,146	Getinge AB, B Shares	398,619
13,600	Olympus Co., Ltd. *	414,014
54,072	Smith & Nephew plc	674,963
2,800	Sonova Holding AG, Registered Shares	348,103
4,200	Sysmex Corp.	269,247
8,800	Terumo Corp.	452,963
1,418	William Demant Holding A/S *	131,056

		4,840,541

Health Care Providers & Services (0.4%):
2,100	Alfresa Holdings Corp.	108,550
4,334	Celesio AG	97,565
12,150	Fresenius Medical Care AG & Co., KGaA	790,242
7,139	Fresenius SE & Co. KGaA	886,729
7,600	Medipal Holdings Corp.	94,006
3,300	Miraca Holdings, Inc.	147,520
7,369	Ramsay Health Care, Ltd.	248,973
21,209	Sonic Healthcare, Ltd.	320,312
3,600	Suzuken Co., Ltd.	118,723

		2,812,620

Health Care Technology (0.0%):
44	M3, Inc.	122,150

Hotels, Restaurants & Leisure (1.2%):
9,449	Accor SA	393,005
11,178	Carnival plc	378,726
105,273	Compass Group plc	1,447,112
22,166	Crown, Ltd.	321,574
45,904	Echo Entertainment Group, Ltd.	118,655
2,846	Flight Centre, Ltd.	128,308
121,000	Galaxy Entertainment Group, Ltd. *	850,964
339,757	Genting Singapore plc	389,006
14,878	InterContinental Hotels Group plc	434,760
3,429	McDonald’s Holdings Co., Ltd. ^	94,556
52,400	MGM China Holdings, Ltd.	174,457
13,523	OPAP SA	151,153
2,800	Oriental Land Co., Ltd.	463,547
138,100	Sands China, Ltd.	855,451
81,333	Shangri-La Asia, Ltd.	134,815
110,000	SJM Holdings, Ltd.	310,011
30,318	Sky City Entertainment Group, Ltd.	100,764
5,544	Sodexo, Inc.	517,552
39,804	Tabcorp Holdings, Ltd.	121,812
79,000	Tatts Group, Ltd.	228,449
26,115	Tui Travel plc	155,197
10,372	Whitbread plc	497,315
50,988	William Hill plc	332,101
88,800	Wynn Macau, Ltd.	303,502

		8,902,792

Household Durables (0.6%):
12,300	Casio Computer Co., Ltd. ^	114,213
14,740	Electrolux AB, Series B	383,104
21,564	Husqvarna AB, B Shares	140,080
125,400	Panasonic Corp.	1,215,593

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
18,074	Persimmon plc	$317,723
2,300	Rinnai Corp.	171,119
24,000	Sekisui Chemical Co., Ltd.	245,171
30,000	Sekisui House, Ltd.	404,521
58,000	Sharp Corp. *^	214,187
57,600	Sony Corp. ^	1,234,384

		4,440,095

Household Products (0.6%):
7,432	Henkel AG & Co. KGaA	658,139
37,407	Reckitt Benckiser Group plc	2,736,885
6,300	Unicharm Corp.	368,822

		3,763,846

Independent Power Producers & Energy Traders (0.0%):
6,700	Electric Power Development Co., Ltd.	219,030
100,836	Enel Green Power SpA	216,333

		435,363

Industrial Conglomerates (1.4%):
222	Delek Group, Ltd.	72,526
64,000	Hankyu Hanshin Holdings, Inc.	356,130
123,000	Hutchison Whampoa, Ltd.	1,475,386
84,200	Keppel Corp., Ltd.	699,703
55,352	Koninklijke Philips Electronics NV	1,784,941
77,500	NWS Holdings, Ltd.	120,217
41,941	Orkla ASA	305,666
53,000	SembCorp Industries, Ltd.	223,586
45,598	Siemens AG, Registered Shares	5,496,658
22,985	Smiths Group plc	520,244
1,757	Wendel	238,189

		11,293,246

Insurance (4.9%):
10,385	Admiral Group plc	207,321
101,723	AEGON NV	753,143
12,895	Ageas NV	522,347
695,800	AIA Group, Ltd.	3,275,713
25,961	Allianz SE, Registered Shares +	4,080,724
169,095	AMP, Ltd.	727,178
66,530	Assicurazioni Generali SpA	1,328,853
167,908	Aviva plc	1,077,593
104,135	AXA SA	2,416,421
2,847	Baloise Holding AG, Registered Shares	314,912
9,540	CNP Assurances	171,926
49,200	Dai-ichi Life Insurance Co., Ltd. (The)	705,328
11,912	Delta Lloyd NV	253,038
45,053	Direct Line Insurance Group plc	155,484
10,566	Gjensidige Forsikring ASA	159,652
3,365	Hannover Rueckversicherung AG, Registered Shares	247,455
119,211	Insurance Australia Group, Ltd.	652,768
341,641	Legal & General Group plc	1,086,584
44,090	Mapfre SA	157,816
29,011	MS&AD Insurance Group Holdings, Inc.	760,349

Shares		Fair Value
Common Stocks, continued
Insurance, continued
10,242	Muenchener Rueckversicherungs- Gesellschaft AG, Registered Shares	$2,003,175
19,225	NKSJ Holdings, Inc. ^	496,143
283,089	Old Mutual plc	859,707
148,259	Prudential plc	2,763,587
68,598	QBE Insurance Group, Ltd.	938,857
79,149	Resolution, Ltd.	407,283
212,664	RSA Insurance Group plc ^	416,280
24,586	Sampo OYJ, A Shares	1,056,540
8,601	SCOR SE	284,987
10,400	Sony Financial Holdings, Inc.	191,254
135,462	Standard Life plc	757,418
74,392	Suncorp-Metway, Ltd.	907,793
1,823	Swiss Life Holding AG, Registered Shares	345,225
20,453	Swiss Re AG	1,692,258
32,536	T&D Holdings, Inc.	404,291
39,500	Tokio Marine Holdings, Inc.	1,296,006
1,259	Tryg A/S	115,897
2,104	Vienna Insurance Group Weiner Staeditische Versicherung AG	108,014
8,471	Zurich Insurance Group AG	2,182,266

		36,281,586

Internet & Catalog Retail (0.1%):
42,300	Rakuten, Inc.	642,868

Internet Software & Services (0.1%):
6,200	DeNA Co., Ltd. ^	126,364
5,200	Gree, Inc. ^	40,539
5,820	United Internet AG, Registered Shares	220,525
81,100	Yahoo! Japan Corp.	461,847

		849,275

IT Services (0.3%):
22,476	Amadeus IT Holding SA, A Shares	797,547
3,174	Atos Origin SA	248,018
8,337	Cap Gemini SA	496,145
25,696	Computershare, Ltd.	237,894
1,200	Itochu Techno-Solutions Corp. ^	42,736
5,800	Nomura Research Institute, Ltd.	202,067
7,600	NTT Data Corp.	256,801
900	Otsuka Corp.	115,034

		2,396,242

Leisure Equipment & Products (0.2%):
9,300	Namco Bandai Holdings, Inc.	173,969
18,900	Nikon Corp. ^	330,051
3,200	Sankyo Co., Ltd.	156,608
10,100	Sega Sammy Holdings, Inc.	292,622
4,700	Shimano, Inc.	420,594
8,900	Yamaha Corp.	127,503

		1,501,347

Life Sciences Tools & Services (0.0%):
3,025	Lonza Group AG, Registered Shares	247,675
13,331	QIAGEN NV *	287,375

		535,050

Machinery (2.9%):
17,517	Alfa Laval AB	423,041

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
19,000	AMADA Co., Ltd.	$171,913
4,129	Andritz AG	243,060
39,170	Atlas Copco AB, A Shares	1,148,001
22,475	Atlas Copco AB, B Shares	594,569
49,479	CNH Industrial NV *	634,501
11,200	Fanuc, Ltd.	1,852,383
10,237	GEA Group AG	420,284
15,000	Hino Motors, Ltd.	222,327
5,500	Hitachi Construction Machinery Co., Ltd.	123,623
75,000	IHI Corp.	317,146
17,729	IMI plc	417,717
37,052	Invensys plc	299,122
19,000	Japan Steel Works, Ltd. (The)	110,691
11,200	JTEKT Corp.	154,150
80,000	Kawasaki Heavy Industries, Ltd.	348,324
53,200	Komatsu, Ltd.	1,328,269
8,902	Kone OYJ, B Shares	795,312
62,000	Kubota Corp.	900,560
5,900	Kurita Water Industries, Ltd.	125,643
6,700	Makita Corp.	389,886
1,906	MAN AG	227,270
69,824	Melrose Industries plc	338,714
7,726	Metso Corp. OYJ ^	303,215
174,000	Mitsubishi Heavy Industries, Ltd.	1,001,623
6,500	Nabtesco Corp.	158,822
16,000	NGK Insulators, Ltd.	243,697
27,000	NSK, Ltd.	277,033
61,721	Sandvik AB	853,494
17,674	Scania AB, B Shares	378,610
1,239	Schindler Holding AG, Registered Shares	179,879
2,700	Schindler Holding AG	406,065
49,000	SembCorp Marine, Ltd. ^	177,093
22,376	SKF AB, B Shares	623,373
2,900	SMC Corp.	692,377
1,372	Sulzer AG, Registered Shares	212,454
30,000	Sumitomo Heavy Industries, Ltd.	136,790
5,900	THK Co., Ltd.	131,367
6,284	Vallourec SA	376,590
86,617	Volvo AB, B Shares	1,298,182
10,712	Wartsila Corp. OYJ	483,456
12,908	Weir Group plc (The)	487,033
104,250	Yangzijiang Shipbuilding Holdings, Ltd. ^	91,051
9,457	Zardoya Otis SA	153,457

		20,252,167

Marine (0.3%):
30	A.P. Moller - Maersk A/S, Class A	259,446
77	A.P. Moller - Maersk A/S, Class B	707,203
3,048	Kuehne & Nagel International AG, Registered Shares	399,378
62,000	Mitsui O.S.K. Lines, Ltd. *	281,077
92,000	Nippon Yusen Kabushiki Kaisha	291,508
12,000	Orient Overseas International, Ltd.	70,429

		2,009,041

Media (1.3%):
2,392	Axel Springer AG	133,086

Shares		Fair Value
Common Stocks, continued
Media, continued
60,345	British Sky Broadcasting Group plc	$850,438
12,177	Dentsu, Inc.	465,268
7,788	Eutelsat Communications SA	246,266
11,500	Hakuhodo DY Holdings, Inc.	85,646
209,223	ITV plc	593,870
3,622	JC Decaux SA	133,530
1,278	Kabel Deutschland Holding AG	162,488
6,178	Lagardere S.C.A.	200,648
47,195	Pearson plc	960,482
6,749	ProSiebenSat.1 Media AG, Registered Shares	286,463
10,309	Publicis Groupe	820,517
39,968	Reed Elsevier NV	803,168
68,187	Reed Elsevier plc	918,340
18,171	SES, Class A	520,039
66,768	Singapore Press Holdings, Ltd. ^	218,869
5,900	Toho Co., Ltd.	123,291
17,586	Wolters Kluwer NV	452,782
76,009	WPP plc	1,564,582

		9,539,773

Metals & Mining (3.9%):
147,224	Alumina, Ltd. *	141,372
80,851	Anglo American plc	1,987,948
21,786	Antofagasta plc	289,142
57,570	ArcelorMittal	791,659
121,574	BHP Billiton plc	3,580,363
184,670	BHP Billiton, Ltd.	6,158,070
15,340	Boliden AB	230,046
15,000	Daido Steel Co., Ltd.	88,561
94,422	Fortescue Metals Group, Ltd.	418,927
11,318	Fresnillo plc	178,384
611,593	Glencore International plc	3,335,717
10,000	Hitachi Metals, Ltd.	122,941
23,792	Iluka Resources, Ltd.	254,600
28,400	JFE Holdings, Inc.	740,117
145,000	Kobe Steel, Ltd. *	270,319
2,600	Maruichi Steel Tube, Ltd.	64,699
70,000	Mitsubishi Materials Corp.	290,005
44,650	Newcrest Mining, Ltd.	487,674
433,480	Nippon Steel Corp.	1,477,919
51,625	Norsk Hydro ASA	214,179
4,930	Randgold Resources, Ltd.	353,453
73,217	Rio Tinto plc	3,585,292
25,226	Rio Tinto, Ltd.	1,453,981
30,000	Sumitomo Metal & Mining Co., Ltd.	425,363
22,197	ThyssenKrupp AG *	531,272
5,334	Vedanta Resources plc	93,470
6,984	Voestalpine AG	334,086
2,000	Yamato Kogyo Co., Ltd.	74,460

		27,974,019

Multiline Retail (0.4%):
3,200	Don Quijote Co., Ltd.	200,902
26,712	Harvey Norman Holdings, Ltd. ^	79,275
20,000	Isetan Mitsukoshi Holdings, Ltd.	297,689
28,000	J. Front Retailing Co., Ltd.	227,594
95,615	Marks & Spencer Group plc	768,813
11,600	MARUI GROUP Co., Ltd. ^	109,051
9,371	Next plc	783,449
4,331	Pinault Printemps Redoute	970,971

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
14,000	Takashimaya Co., Ltd.	$131,555

		3,569,299

Multi-Utilities (1.1%):
31,984	AGL Energy, Ltd.	460,209
298,247	Centrica plc	1,786,342
76,210	GDF Suez	1,915,308
212,187	National Grid plc	2,509,899
28,099	RWE AG	956,415
16,237	Suez Environnement Co.	263,416
19,092	Veolia Environnement	326,204

		8,217,793

Office Electronics (0.4%):
12,900	Brother Industries, Ltd.	146,227
65,500	Canon, Inc.	2,093,466
29,500	Konica Minolta Holdings, Inc.	248,598
38,000	Ricoh Co., Ltd.	440,029

		2,928,320

Oil & Gas Exploration & Production (0.0%):
1,936	Fuchs Petrolub AG	162,105

Oil, Gas & Consumable Fuels (5.9%):
195,849	BG Group plc	3,743,450
1,091,642	BP plc	7,657,871
7,152	Caltex Australia, Ltd.	124,319
27,000	Cosmo Oil Co., Ltd. *	50,694
146,640	Eni SpA	3,380,501
19,651	Galp Energia SGPS SA, B Shares	327,451
1,100	Idemitsu Kosan Co., Ltd.	95,416
50,800	INPEX Corp.	600,599
1,500	Japan Petroleum Exploration Co., Ltd.	64,676
133,070	JX Holdings, Inc.	692,157
12,394	Lundin Petroleum AB *	267,470
6,853	Neste Oil OYJ	152,084
8,980	OMV AG	443,727
63,105	Origin Energy, Ltd.	829,978
48,750	Repsol YPF SA	1,212,460
218,359	Royal Dutch Shell plc, A Shares	7,211,824
147,592	Royal Dutch Shell plc, B Shares	5,100,527
55,843	Santos, Ltd.	788,268
11,800	Showa Shell Sekiyu K.K.	132,405
63,498	Statoil ASA	1,443,056
15,000	TonenGeneral Sekiyu K.K.	138,708
122,985	Total SA	7,147,278
51,747	Tullow Oil plc	858,401
35,298	Whitehaven Coal, Ltd. *	66,177
37,572	Woodside Petroleum, Ltd.	1,343,231

		43,872,728

Paper & Forest Products (0.2%):
47,000	Oji Paper Co., Ltd. ^	220,834
33,306	Stora Enso OYJ, R Shares	282,234
33,524	Svenska Cellulosa AB, B Shares	846,278
29,807	UPM-Kymmene OYJ	412,609

		1,761,955

Personal Products (0.6%):
5,819	Beiersdorf AG	516,662
30,100	Kao Corp.	940,652
14,008	L’Oreal SA	2,406,379
20,400	Shiseido Co., Ltd. ^	367,533

		4,231,226

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (8.6%):
25,000	Astellas Pharma, Inc.	$1,278,060
72,030	AstraZeneca plc	3,742,987
47,553	Bayer AG	5,606,567
12,600	Chugai Pharmaceutical Co., Ltd.	259,251
39,000	Daiichi Sankyo Co., Ltd.	707,727
8,300	Dainippon Sumitomo Pharma Co., Ltd. ^	113,466
14,700	Eisai Co., Ltd. ^	598,828
28,373	Elan Corp. plc	444,173
283,198	GlaxoSmithKline plc	7,116,711
3,300	Hisamitsu Pharmaceutical Co., Inc. ^	184,518
13,000	Kyowa Hakko Kogyo Co., Ltd.	133,888
3,701	Merck KGaA	577,519
13,200	Mitsubishi Tanabe Pharma Corp.	185,478
132,227	Novartis AG, Registered Shares	10,166,539
22,814	Novo Nordisk A/S, B Shares	3,868,174
4,900	Ono Pharmaceutical Co., Ltd. ^	301,921
5,781	Orion OYJ, Class B	145,635
21,200	Otsuka Holdings Co., Ltd.	615,568
40,385	Roche Holding AG	10,897,176
68,515	Sanofi-Aventis SA	6,947,257
4,300	Santen Pharmaceutical Co., Ltd.	208,946
16,700	Shionogi & Co., Ltd.	351,969
31,880	Shire plc	1,276,327
1,700	Taisho Pharmaceutical Holdings Co., Ltd.	112,308
45,700	Takeda Pharmacuetical Co., Ltd.	2,162,002
47,817	Teva Pharmaceutical Industries, Ltd.	1,802,130
3,200	Tsumura & Co. ^	93,985
6,479	UCB SA	394,373

		60,293,483

Professional Services (0.8%):
7,647	Adecco SA, Registered Shares	546,325
21,554	ALS, Ltd. ^	211,282
12,224	Bureau Veritas SA	385,374
37,481	Capita Group plc	604,024
57,561	Experian plc	1,096,237
9,361	Intertek Group plc	500,630
6,837	Randstad Holding NV	385,223
319	SGS SA, Registered Shares	762,864

		4,491,959

Real Estate Investment Trusts (REITs) (1.6%):
114,000	Ascendas Real Estate Investment Trust	207,334
54,050	British Land Co. plc	505,967
69,606	CaitaMalls Asia, Ltd.	108,543
108,000	CapitaCommercial Trust	124,909
137,000	CapitaMall Trust	214,157
115,491	CFS Retail Property Trust	215,529
3,927	Corio NV	168,990
263,220	Dexus Property Group	246,913
80,308	Federation Centres	170,883
1,715	Fonciere des Regions SA	142,274
1,273	Gecina SA	162,960
105,263	GPT Group	341,695
39,767	Hammerson plc +	322,512

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
2,040	ICADE	$186,373
40	Japan Prime Realty Investment Corp.	140,568
33	Japan Real Estate Investment Corp.	386,797
119	Japan Retail Fund Investment Corp.	244,931
5,714	Klepierre	247,829
44,564	Land Securities Group plc	662,967
36,123	Liberty International plc	187,866
132,500	Link REIT (The)	649,502
100,146	Macquarie Goodman Group	456,145
225,581	Mirvac Group	366,153
39	Nippon Building Fund, Inc.	485,798
14	Nippon Prologis REIT, Inc.	140,267
18	Nomura Real Estate Office Fund, Inc.	92,536
43,073	SERGO plc	216,147
134,084	Stockland Trust Group	484,037
5,598	Unibail-Rodamco SE	1,389,421
125	United Urban Investment Corp.	190,860
121,344	Westfield Group	1,246,156
176,965	Westfield Retail Trust	490,468

		11,197,487

Real Estate Management & Development (2.1%):
6,160	AEON Mall Co., Ltd.	183,180
74,028	BGP Holdings plc *(a)	—
144,000	CapitaLand, Ltd.	355,138
81,000	Cheung Kong Holdings, Ltd.	1,235,278
22,000	City Developments, Ltd.	179,860
4,500	Daito Trust Construction Co., Ltd.	450,716
33,000	Daiwa House Industry Co., Ltd.	618,849
182,000	Global Logistic Properties, Ltd.	419,724
132,000	Hang Lung Properties, Ltd.	448,839
65,300	Henderson Land Development Co., Ltd.	404,149
34,000	Hopewell Holdings, Ltd.	113,860
15,200	Hulic Co., Ltd.	228,777
37,000	Hysan Development Co., Ltd.	165,212
7,136	IMMOEAST AG NPV(BR) *	—
54,352	Immofinanz Immobilien Anlagen AG	237,263
40,000	Keppel Land, Ltd.	112,999
37,000	Kerry Properties, Ltd.	158,085
29,867	Lend Lease Group	283,089
73,000	Mitsubishi Estate Co., Ltd.	2,166,382
48,000	Mitsui Fudosan Co., Ltd.	1,622,612
208,000	New World Development Co., Ltd.	313,435
6,700	Nomura Real Estate Holdings, Inc.	165,043
7,200	NTT Urban Development Corp.	94,668
169,600	Sino Land Co., Ltd.	249,418
20,000	Sumitomo Realty & Development Co., Ltd.	953,957
92,000	Sun Hung Kai Properties, Ltd.	1,253,664
41,000	Swire Pacific, Ltd., Class A	491,078
67,400	Swire Properties, Ltd.	188,604
3,091	Swiss Prime Site AG	239,338

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
22,000	Tokyo Tatemono Co., Ltd.	$202,662
24,000	Tokyu Land Corp. ^(a)	249,328
24,000	UOL Group, Ltd.	117,715
88,300	Wharf Holdings, Ltd. (The)	766,208
50,000	Wheelock & Co., Ltd.	265,614

		14,934,744

Road & Rail (0.9%):
55,784	Asciano, Ltd.	303,373
117,654	Aurizon Holdings, Ltd.	513,791
8,300	Central Japan Railway Co.	1,065,969
117,000	ComfortDelGro Corp., Ltd.	183,918
10,676	DSV A/S	302,865
19,213	East Japan Railway Co.	1,656,381
27,000	Keihin Electric Express Railway Co., Ltd.	256,008
33,000	Keio Corp.	237,336
16,000	Keisei Electric Railway Co., Ltd.	167,195
91,000	Kintetsu Corp.	339,627
82,000	MTR Corp., Ltd.	324,823
43,000	Nippon Express Co., Ltd.	216,172
38,000	Odakyu Electric Railway Co., Ltd. ^	378,442
61,000	Tobu Railway Co., Ltd.	322,664
64,000	Tokyu Corp.	457,861
10,300	West Japan Railway Co.	441,896

		7,168,321

Semiconductors & Semiconductor Equipment (0.7%):
8,700	Advantest Corp. ^	100,754
79,583	ARM Holdings plc	1,274,017
13,100	ASM Pacific Technology, Ltd.	133,182
20,692	ASML Holding NV	2,040,578
64,634	Infineon Technologies AG	646,540
5,600	ROHM Co., Ltd.	230,393
34,929	STMicroelectronics NV ^	321,907
5,500	SUMCO Corp.	44,721
9,700	Tokyo Electron, Ltd.	521,865

		5,313,957

Software (0.8%):
3,762	Dassault Systemes SA	502,585
200	Gungho Online Enetertainment, Inc. *^	156,629
5,200	Konami Corp. ^	120,311
5,800	Nexon Co., Ltd.	70,911
3,460	NICE Systems, Ltd.	143,162
6,200	Nintendo Co., Ltd.	704,630
1,900	Oracle Corp.	70,812
63,480	Sage Group plc	338,800
53,025	SAP AG	3,918,762
6,100	Trend Micro, Inc.	227,753

		6,254,355

Specialty Retail (1.0%):
1,400	ABC-Mart, Inc.	68,316
3,000	Fast Retailing Co., Ltd.	1,132,122
55,186	Hennes & Mauritz AB, B Shares	2,401,212
12,510	Industria de Diseno Textil SA	1,932,941
137,063	Kingfisher plc	855,093
2,000	Nitori Co., Ltd.	183,476
2,700	Sanrio Co., Ltd. ^	166,319
1,200	Shimamura Co., Ltd.	119,561
13,100	USS Co., Ltd.	189,947

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
50,800	Yamada Denki Co., Ltd.	$150,257

		7,199,244

Textiles, Apparel & Luxury Goods (1.5%):
12,250	Adidas AG	1,330,160
8,800	ASICS Corp.	152,604
25,730	Burberry Group plc	681,302
3,188	Christian Dior SA	625,382
29,746	Compagnie Financiere Richemont SA, Registered Shares	2,973,549
1,727	Hugo Boss AG	223,440
9,579	Luxottica Group SpA	509,489
14,683	LVMH Moet Hennessy Louis Vuitton SA	2,893,476
2,404	Swatch Group AG (The), Registered Shares	270,762
1,757	Swatch Group AG (The)	1,133,756
45,000	Yue Yuen Industrial Holdings, Ltd.	125,688

		10,919,608

Tobacco (1.5%):
110,301	British American Tobacco plc	5,851,894
56,095	Imperial Tobacco Group plc	2,078,065
62,900	Japan Tobacco, Inc.	2,271,539
11,410	Swedish Match AB, Class B	402,935

		10,604,433

Trading Companies & Distributors (1.2%):
3,027	Brenntag AG	504,060
19,384	Bunzl plc	419,643
85,900	ITOCHU Corp.	1,055,549
98,000	Marubeni Corp.	773,644
80,000	Mitsubishi Corp.	1,622,933
99,700	Mitsui & Co., Ltd.	1,452,917
233,090	Noble Group, Ltd.	172,901
73,700	Sojitz Corp.	144,797
64,200	Sumitomo Corp.	867,180
11,700	Toyota Tsushu Corp.	306,407
14,482	Travis Perkins plc	386,627
15,729	Wolseley plc	814,264

		8,520,922

Transportation Infrastructure (0.4%):
21,693	Abertis Infraestructuras SA	422,672
1,608	Aeroports de Paris	168,293
18,560	Atlantia SpA	378,014
57,781	Auckland International Airport, Ltd.	159,054
2,171	Fraport AG	152,414
31,259	Groupe Eurotunnel SA	284,920
296,000	Hutchison Port Holdings Trust	230,916
12,000	Kamigumi Co., Ltd.	102,203
4,027	Koninklijke Vopak NV	230,553
8,000	Mitsubishi Logistics Corp.	121,376
9,774	Sydney Airport	35,841
81,367	Transurban Group	516,086

		2,802,342

Water Utilities (0.1%):
14,068	Severn Trent plc	401,573
39,786	United Utilities Group plc	445,124

		846,697

Wireless Telecommunication Services (2.3%):
31,300	KDDI Corp.	1,611,372

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
4,045	Millicom International Cellular SA, SDR	$357,673
89,000	NTT DoCoMo, Inc. ^	1,446,194
55,400	SoftBank Corp.	3,850,741
31,202	StarHub, Ltd.	106,756
18,335	Tele2 AB	234,658
2,798,277	Vodafone Group plc	9,866,131

		17,473,525

Total Common Stocks (Cost $584,892,106)		715,879,921

Preferred Stocks (0.6%):
Automobiles (0.5%):
3,235	Bayerische Motoren Werke AG (BMW), Preferred Shares	263,850
8,725	Porsche Automobil Holding SE, Preferred Shares	762,349
8,286	Volkswagen AG, Preferred Shares	1,952,901

		2,979,100

Household Products (0.1%):
10,122	Henkel AG & Co. KGaA, Preferred Shares	1,042,829

Multi-Utilities (0.0%):
1,990	RWE AG, Preferred Shares	65,311

Total Preferred Stocks (Cost $2,566,617)		4,087,240

Rights (0.0%):
Commercial Banks (0.0%):
319,193	Banco Bilbao Vizcaya Argentaria SA *	43,610
176,222	Barclays plc *	230,339

		273,949

Transportation Infrastructure (0.0%):
21,693	Abertis Infraestructuras SA *	21,098

Total Rights (Cost $–)		295,047

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.1%):
$22,575,146	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	22,575,146

Total Securities Held as Collateral for Securities on Loan (Cost $22,575,146)		22,575,146

Total Investment Securities (Cost $610,033,869)(c) - 102.0%		742,837,354
Net other assets (liabilities) - (2.0)%		(14,664,885)

Net Assets - 100.0%		$728,172,469

Percentages indicated are based on net assets as of September 30, 2013.

ADR      -      American Depositary Receipt

SDR       -       Swedish Depository Receipt

*	Non-income producing security.

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $19,834,767.
+	Affiliated Securities
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2013. The total of all such securities represent 0.03% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	7.7%
Austria	0.3%
Belgium	1.1%
Bermuda	0.1%
Cayman Islands	— %^
Denmark	1.1%
Finland	0.9%
France	9.0%
Germany	8.5%
Greece	— %^
Guernsey	0.1%
Hong Kong	2.9%
Ireland	—%
Ireland (Republic of)	0.7%
Israel	0.4%
Italy	1.9%
Japan	21.0%
Jersey	0.6%
Luxembourg	0.2%
Netherlands	3.1%
New Zealand	0.1%
Norway	0.6%
Portugal	0.2%
Singapore	1.4%
Spain	3.1%
Sweden	3.1%
Switzerland	8.8%
United Kingdom	20.0%
United States	3.1%

100.0%

^	Represents less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $505,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index December Futures (Australian Dollar)	Long	12/20/13	9	$1,096,082	$(2,833)
FTSE 100 Index December Futures (British Pounds)	Long	12/23/13	19	1,977,411	(43,109)
DJ EURO STOXX 50 December Futures (Euro)	Long	12/23/13	46	1,791,440	628
MSCI EAFE Index E-Mini December Futures (U.S. Dollar)	Long	12/23/13	6	544,560	5,206
SGX NIKKEI 225 Index December Futures (Japanese Yen)	Long	12/13/13	20	1,477,920	24,199

Total					$(15,909)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (63.9%):
Aerospace & Defense (0.5%):
54,585	General Dynamics Corp.	$4,777,279

Automobiles (0.9%):
225,648	General Motors Co. *	8,116,559

Beverages (0.6%):
138,200	Coca-Cola Co. (The)	5,235,016

Biotechnology (1.1%):
85,712	Amgen, Inc.	9,594,601

Capital Markets (4.3%):
401,030	Charles Schwab Corp. (The)	8,477,774
29,700	Goldman Sachs Group, Inc. (The)	4,698,837
489,209	Morgan Stanley	13,184,183
97,442	Northern Trust Corp.	5,299,870
108,577	State Street Corp.	7,138,938

		38,799,602

Chemicals (1.4%):
211,362	Dow Chemical Co. (The)	8,116,301
28,267	PPG Industries, Inc.	4,722,285

		12,838,586

Commercial Banks (4.0%):
176,572	BB&T Corp.	5,959,305
141,185	Comerica, Inc.	5,549,982
294,080	Fifth Third Bancorp	5,305,203
168,010	PNC Financial Services Group, Inc.	12,172,325
190,221	Wells Fargo & Co.	7,859,932

		36,846,747

Commercial Services & Supplies (1.9%):
173,256	ADT Corp. (The)	7,044,589
265,919	Tyco International, Ltd.	9,301,847

		16,346,436

Diversified Financial Services (6.1%):
331,416	Bank of America Corp.	4,573,541
407,143	Citigroup, Inc.	19,750,506
65,470	CME Group, Inc.	4,836,924
104,328	ING U.S., Inc.	3,047,421
476,743	JPMorgan Chase & Co.	24,642,845

		56,851,237

Diversified Telecommunication Services (0.3%):
66,720	Verizon Communications, Inc.	3,113,155

Electric Utilities (1.1%):
62,337	Edison International	2,871,242
49,984	FirstEnergy Corp.	1,821,917
93,314	Pinnacle West Capital Corp.	5,108,008

		9,801,167

Electronic Equipment, Instruments & Components (0.7%):
435,968	Corning, Inc.	6,360,773

Energy Equipment & Services (1.2%):
116,094	Baker Hughes, Inc.	5,700,216
103,634	Halliburton Co.	4,989,977

		10,690,193

Food & Staples Retailing (0.8%):
223,819	Sysco Corp.	7,124,159

Food Products (2.4%):
218,061	Archer-Daniels-Midland Co.	8,033,367
348,054	Mondelez International, Inc., Class A	10,935,857
82,062	Unilever NV, NYS	3,095,379

		22,064,603

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.0%):
168,958	Medtronic, Inc.	$8,997,014

Health Care Providers & Services (2.4%):
75,173	CIGNA Corp.	5,777,797
92,515	UnitedHealth Group, Inc.	6,624,999
111,190	WellPoint, Inc.	9,296,596

		21,699,392

Hotels, Restaurants & Leisure (0.9%):
244,665	Carnival Corp.	7,985,866

Household Products (1.1%):
130,282	Procter & Gamble Co. (The)	9,848,016

Industrial Conglomerates (2.0%):
758,992	General Electric Co.	18,132,319

Insurance (3.0%):
81,232	Aon plc	6,046,910
53,233	Chubb Corp. (The)	4,751,578
290,130	Marsh & McLennan Cos., Inc.	12,635,161
92,213	Willis Group Holdings plc	3,995,589

		27,429,238

Internet Software & Services (1.4%):
226,680	eBay, Inc. *	12,646,477

IT Services (0.7%):
167,443	Amdocs, Ltd.	6,135,112

Machinery (0.8%):
105,756	Ingersoll-Rand plc	6,867,795

Media (5.1%):
259,861	Comcast Corp., Class A	11,732,724
98,683	Thomson Reuters Corp.	3,451,366
108,314	Time Warner Cable, Inc.	12,087,842
61,721	Time Warner, Inc.	4,061,859
192,359	Viacom, Inc., Class B	16,077,366

		47,411,157

Metals & Mining (0.2%):
56,575	Freeport-McMoRan Copper & Gold, Inc.	1,871,501

Oil, Gas & Consumable Fuels (4.5%):
93,683	Anadarko Petroleum Corp.	8,711,582
228,530	Canadian Natural Resources, Ltd.	7,182,752
87,408	Chevron Corp.	10,620,072
66,872	Exxon Mobil Corp.	5,753,667
45,781	Occidental Petroleum Corp.	4,282,355
113,614	Williams Cos., Inc. (The)	4,131,005

		40,681,433

Personal Products (1.6%):
697,703	Avon Products, Inc.	14,372,682

Pharmaceuticals (4.8%):
135,114	Bristol-Myers Squibb Co.	6,253,076
122,383	Eli Lilly & Co.	6,159,536
226,868	Merck & Co., Inc.	10,801,186
105,611	Novartis AG, Registered
	Shares	8,120,115
6,516	Novartis AG, ADR	499,842
250,345	Pfizer, Inc.	7,187,405
138,213	Teva Pharmaceutical Industries, Ltd., ADR	5,221,687

		44,242,847

Road & Rail (0.7%):
242,457	CSX Corp.	6,240,843

Semiconductors & Semiconductor Equipment (2.1%):
703,352	Applied Materials, Inc.	12,336,794

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
162,094	Texas Instruments, Inc.	$6,527,525

		18,864,319

Software (2.8%):
211,162	Adobe Systems, Inc. *	10,967,754
195,043	Microsoft Corp.	6,496,882
325,937	Symantec Corp.	8,066,941

		25,531,577

Specialty Retail (0.3%):
84,939	Abercrombie & Fitch Co., Class A	3,004,292

Wireless Telecommunication Services (1.2%):
305,668	Vodafone Group plc, ADR	10,753,400

Total Common Stocks (Cost $447,410,053)		581,275,393

Preferred Stocks (0.8%):
Commercial Banks (0.3%):
13,608	KeyCorp, Series A	1,700,150
32,000	Wells Fargo & Co.	763,840

		2,463,990

Health Care Providers & Services (0.3%):
2,310	HealthSouth Corp., Series A ^	3,000,112

Oil, Gas & Consumable Fuels (0.2%):
27,346	El Paso Energy Capital Trust I	1,534,794

Total Preferred Stocks (Cost $5,537,039)		6,998,896

Convertible Preferred Stock (0.2%):
Health Care Providers & Services (0.2%):
31,754	Omnicare Capital Trust II, Series B ^	2,163,241

Total Convertible Preferred Stock (Cost $1,705,731)		2,163,241

Convertible Bonds (10.9%):
Biotechnology (0.7%):
$799,000	Cubist Pharmaceuticals, Inc., 1.13%, 9/1/18^(a)	863,419
1,307,000	Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20(a)	1,406,659
865,000	Dendreon Corp., 2.88%, 1/15/16	544,950
861,000	Gilead Sciences, Inc., 1.63%, 5/1/16	2,383,894
500,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	1,384,375

		6,583,297

Capital Markets (0.8%):
455,000	Bank of New York Mellon Corp. (The), Series D, 4.50%, 12/31/49, Callable 6/20/23 @ 100(b)	395,850

Shares or Principal Amount		Fair Value
Capital Markets, continued
$ 600,000	General Electric Capital Corp., 5.25%, 12/31/99, Callable 6/15/23 @ 100^(b)	$552,000
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100(a)	1,360,604
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20, MTN(a)	4,530,000

		6,838,454

Chemicals (0.0%):
200,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	172,909

Commercial Banks (0.1%):
425,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100(b)	371,875
110,000	Wells Fargo & Co., 1.50%, 1/16/18	108,243

		480,118

Communications Equipment (0.6%):
948,000	Ciena Corp., 4.00%, 12/15/20(a)	1,431,480
752,000	Ciena Corp., 4.00%, 12/15/20	1,135,520
1,465,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 100(a)	1,567,550
868,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 100	928,760

		5,063,310

Computers & Peripherals (0.8%):
295,000	SanDisk Corp., 1.50%, 8/15/17	390,138
5,225,000	SanDisk Corp., 1.50%, 8/15/17	6,910,062

		7,300,200

Construction Materials (0.6%):
2,329,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,745,309
2,000,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,357,500

		5,102,809

Diversified Financial Services (0.1%):
665,000	Citigroup, Inc., 3.50%, 5/15/23	600,094

Energy Equipment & Services (0.2%):
1,127,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100^	1,502,432

Food & Beverages (0.0%):
175,000	Brown-Forman Corp., 2.25%, 1/15/23, Callable 10/15/22 @ 100	158,863

Health Care Equipment & Supplies (0.9%):
1,252,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	1,317,730

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Health Care Equipment & Supplies, continued
$ 2,492,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	$2,622,830
963,000	NuVasive, Inc., 2.75%, 7/1/17^	938,925
2,955,000	Volcano Corp., 1.75%, 12/1/17	3,054,731
217,000	Volcano Corp., 1.75%, 12/1/17	224,324

		8,158,540

Health Care Providers & Services (1.1%):
1,124,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18^	1,318,593
190,000	Humana, Inc., 4.63%, 12/1/42, Callable 6/1/42 @ 100	169,200
771,000	Omnicare, Inc., 3.25%, 12/15/35	819,188
871,000	Omnicare, Inc., Series OCR, 3.25%, 12/15/35, Callable 12/15/15 @ 100	925,438
1,298,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 100	1,826,934
117,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 100	164,678
1,300,000	WellPoint, Inc., 2.75%, 10/15/42(a)	1,655,062
2,054,000	WellPoint, Inc., 2.75%, 10/15/42	2,614,998

		9,494,091

Hotels, Restaurants & Leisure (0.8%):
196,000	International Game Technology, Inc., 3.25%, 5/1/14^	216,825
1,091,000	International Game Technology, Inc., 3.25%, 5/1/14	1,206,919
1,572,000	MGM Resorts International, 4.25%, 4/15/15	2,001,353
3,107,000	MGM Resorts International, 4.25%, 4/15/15	3,955,599

		7,380,696

Independent Power Producers & Energy Traders (0.0%):
405,000	Baltimore Gas And Electric Co., 3.35%, 7/1/23	394,532

Insurance (0.2%):
1,295,000	Radian Group, Inc., 3.00%, 11/15/17	1,837,282
243,000	Radian Group, Inc., 2.25%, 3/1/19	354,476

		2,191,758

Internet & Catalog Retail (0.1%):
1,250,000	Qvc, Inc., 7.50%, 10/1/19, Callable 10/1/14 @ 103.75(a)	1,345,159

Machinery (0.4%):
628,000	Greenbrier Cos., Inc., 3.50%, 4/1/18	673,923
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	489,613

Principal Amount		Fair Value
Machinery, continued
$ 277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	$294,832
2,375,000	Linear Technology Corp., 3.00%, 5/1/27	2,527,890

		3,986,258

Media (0.1%):
415,000	Comcast Corp., 4.25%, 1/15/33	391,367
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	196,439
443,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 100(a)	500,036

		1,087,842

Metals & Mining (0.3%):
350,000	Southern Copper Corp., 5.25%, 11/8/42	282,271
1,476,000	United States Steel Corp., 2.75%, 4/1/19^	1,633,747
940,000	United States Steel Corp., 2.75%, 4/1/19	1,040,463

		2,956,481

Miscellaneous Manufacturing (0.0%):
405,000	Turlock Corp., 0.95%, 11/2/15(a)	405,044

Oil, Gas & Consumable Fuels (0.8%):
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	333,915
3,385,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	3,579,638
3,337,000	Stone Energy Corp., 1.75%, 3/1/17	3,631,072

		7,544,625

Personal Products (0.0%):
100,000	Avon Products, Inc., 2.38%, 3/15/16	102,037

Pharmaceuticals (0.4%):
885,000	Abbvie, Inc., 1.20%, 11/6/15	888,202
670,000	Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103(a)	722,154
797,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	977,820
599,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	734,898

		3,323,074

Real Estate Investment Trusts (REITs) (0.0%):
240,000	EPR Properties, 5.25%, 7/15/23, Callable 4/15/23 @ 100	233,007

Semiconductors & Semiconductor Equipment (1.0%):
399,000	Lam Research Corp., 1.25%, 5/15/18^	480,047

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Semiconductors & Semiconductor Equipment, continued
$ 1,908,000	Lam Research Corp., 1.25%, 5/15/18	$2,295,563
48,000	Micron Technology, Inc., Series E, 1.63%, 2/15/33, Callable 2/20/18 @ 100(a)	81,480
1,546,000	Micron Technology, Inc., Series E, 1.63%, 2/15/33, Callable 2/20/18 @ 100	2,624,334
663,000	Novellus Systems, Inc., 2.63%, 5/15/41	1,049,612
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	828,160
1,029,000	Xilinx, Inc., 3.13%, 3/15/37	1,664,408

		9,023,604

Specialty Retail (0.2%):
155,000	AutoZone, Inc., 2.88%, 1/15/23, Callable 10/15/22 @ 100	140,712
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,486,111

		1,626,823

Thrifts & Mortgage Finance (0.7%):
2,062,000	MGIC Investment Corp., 5.00%, 5/1/17	2,233,403
897,000	MGIC Investment Corp., 5.00%, 5/1/17	971,563
245,000	MGIC Investment Corp., 2.00%, 4/1/20	310,997
1,312,000	MGIC Investment Corp., 2.00%, 4/1/20	1,665,420
898,000	Radian Group, Inc., 2.25%, 3/1/19	1,309,958

		6,491,341

Total Convertible Bonds (Cost $87,231,229)		99,547,398

Corporate Bonds (4.2%):
Aerospace & Defense (0.0%):
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	184,300

Air Freight & Logistics (0.0%):
160,000	United Parcel Service, Inc., 2.45%, 10/1/22	149,523

Airlines (0.1%):
93,670	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	99,056
300,000	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	294,426
68,250	Delta Air Lines, Inc., 6.20%, 7/2/18	74,734

		468,216

Automobiles (0.1%):
550,000	Ford Motor Co., 4.75%, 1/15/43	490,860

Beverages (0.0%):

Principal Amount		Fair Value
Beverages, continued
$ 20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	$21,081
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	141,129
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	175,792
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	85,583

		423,585

Biotechnology (0.0%):
335,000	Celgene Corp., 4.00%, 8/15/23	333,706

Capital Markets (0.4%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	143,730
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	196,441
240,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	244,692
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	87,284
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	131,531
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	188,852
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	554,321
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	146,109
70,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	82,495
235,000	Morgan Stanley, 4.00%, 7/24/15	245,118
295,000	Morgan Stanley, 3.45%, 11/2/15	305,785
300,000	Morgan Stanley, 3.80%, 4/29/16	315,758
120,000	Morgan Stanley, 5.75%, 1/25/21	133,213
365,000	Morgan Stanley, 6.38%, 7/24/42	413,061
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	88,577
250,000	Prospect Capital Corp., 5.88%, 3/15/23	241,269

		3,518,236

Chemicals (0.0%):
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	169,615

Commercial Banks (0.2%):
330,000	Bank of America Corp., 1.25%, 1/11/16, MTN	329,675
295,000	Bank of America Corp., 5.75%, 12/1/17	332,784
175,000	Bank of America Corp., 5.65%,
	5/1/18, MTN	197,492

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Commercial Banks, continued
$ 140,000	Capital One Financial Corp., 6.75%, 9/15/17	$164,553
105,000	HBOS plc, 6.75%, 5/21/18(a)	116,675
130,000	PNC Funding Corp., 5.13%, 2/8/20	144,604
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	260,588
230,000	Wells Fargo & Co., 5.63%, 12/11/17	264,237
569,000	Wells Fargo & Co., 4.13%, 8/15/23	557,130

		2,367,738

Commercial Services & Supplies (0.0%):
160,000	International Lease Finance Corp., 5.88%, 8/15/22	157,600

Consumer Finance (0.1%):
500,000	SLM Corp., 3.88%, 9/10/15	510,000

Diversified Financial Services (0.4%):
800,000	Bank of America Corp., 4.10%, 7/24/23	795,028
135,000	Citigroup, Inc., 6.13%, 11/21/17	155,247
220,000	Citigroup, Inc., 8.50%, 5/22/19	280,993
275,000	Citigroup, Inc., 4.05%, 7/30/22	267,084
595,000	Citigroup, Inc., 6.68%, 9/13/43	640,751
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	137,798
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	76,156
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	158,781
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	224,267
475,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	474,388

		3,210,493

Diversified Telecommunication (0.4%):
1,000,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,071,786
1,375,000	Verizon Communications, Inc., 6.40%, 9/15/33	1,526,954
890,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,004,754

		3,603,494

Food & Staples Retailing (0.0%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	96,533
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	164,350
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	18,133

		279,016

Food Products (0.0%):
190,000	Mondelez International, Inc., 6.50%, 2/9/40	223,009

Health Care Equipment & Supplies (0.1%):

Principal Amount		Fair Value
Health Care Equipment & Supplies, continued
$ 525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	$522,933
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	259,828

		782,761

Health Care Providers & Services (0.1%):
220,000	Aetna, Inc., 3.95%, 9/1/20	229,636
160,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	139,483
295,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	284,270

		653,389

Hotels, Restaurants & Leisure (0.1%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	312,997
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	243,040

		556,037

Household Durables (0.1%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	550,805

Household Products (0.1%):
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	705,086

Independent Power Producers & Energy Traders (0.0%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	178,415
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	140,690

		319,105

Insurance (0.4%):
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	211,918
115,000	CNA Financial Corp., 5.88%, 8/15/20	132,620
395,000	ING U.S., Inc., 5.50%, 7/15/22	425,233
320,000	Lincoln National Corp., 4.00%, 9/1/23	318,500
210,000	Markel Corp., 5.00%, 3/30/43	195,573
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	295,777
454,000	MetLife, Inc., Series D, 4.37%, 9/15/23	474,614
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	83,929
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	85,836
20,000	Prudential Financial, Inc., 7.38%, 6/15/19, MTN	24,765
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	41,857

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Insurance, continued
$ 280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	$276,936
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23, MTN	571,368
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	434,909

		3,573,835

IT Services (0.1%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22	309,581
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	198,776

		508,357

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	617,902
160,000	General Electric Co., 5.25%, 12/6/17	182,104
135,000	Waste Management, Inc., 5.00%, 3/15/14	137,681

		937,687

Media (0.2%):
135,000	Comcast Corp., 5.70%, 5/15/18	157,246
245,000	Comcast Corp., 6.45%, 3/15/37	292,509
70,000	Cox Communications, Inc., 5.45%, 12/15/14	73,944
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	23,723
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	194,372
110,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	110,509
210,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 1.75%, 1/15/18	202,478
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	157,396
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	80,646
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	73,708
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	84,708
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	136,172
40,000	Time Warner, Inc., 5.88%, 11/15/16	45,303

		1,632,714

Metals & Mining (0.1%):
350,000	Barrick NA Finance LLC, 5.70%, 5/30/41	294,212
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	215,565
425,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	371,644

		881,421

Principal Amount		Fair Value
Oil & Gas Exploration & Production (0.0%):
$ 365,000	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100	$365,065

Oil, Gas & Consumable Fuels (0.2%):
1,400,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	1,446,906
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	61,051
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	88,923
190,000	Phillips 66, 1.95%, 3/5/15	192,881
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	172,852
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	53,661
45,000	Texas East Transmission, 7.00%, 7/15/32	53,834

		2,070,108

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	133,594

Pharmaceuticals (0.1%):
110,000	Express Scripts, Inc., 3.13%, 5/15/16	115,136
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	98,943
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	77,492
95,000	Merck & Co., Inc., 5.00%, 6/30/19	108,392
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100(a)	198,504

		598,467

Real Estate Investment Trusts (REITs) (0.2%):
55,000	American Tower Corp., 4.63%, 4/1/15	57,468
443,000	American Tower Corp., 4.50%, 1/15/18	467,869
510,000	American Tower Corp., 3.40%, 2/15/19	504,079
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	120,507
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	191,958
115,000	Simon Property Group LP, 4.75%, 3/15/42, Callable 9/15/41 @ 100	108,627
240,000	Ventas Realty LP / Capital Corp., 2.70%, 4/1/20, Callable 1/1/20 @ 100	228,738
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	95,933
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	156,596

		1,931,775

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Real Estate Management & Development (0.0%):
$ 75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	$89,284

Road & Rail (0.2%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	1,377,791
20,000	CSX Corp., 6.15%, 5/1/37	22,825
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	148,407
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	108,139
18,000	Union Pacific Corp., 3.65%, 2/15/24(a)	18,090

		1,675,252

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	81,755

Specialty Retail (0.2%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	106,359
140,000	AutoZone, Inc., 6.50%, 1/15/14	142,250
673,995	CVS Pass-Through Trust, 6.04%, 12/10/28	742,775
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16(a)	371,766
355,000	Target Corp., 2.90%, 1/15/22	346,605
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	18,619

		1,728,374

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	202,494

Wireless Telecommunication Services (0.2%):
515,000	ALLTEL Corp., 7.00%, 3/15/16	583,631
215,000	AT&T, Inc., 1.60%, 2/15/17	215,493
285,000	AT&T, Inc., 3.00%, 2/15/22	267,273
1,000	AT&T, Inc., 8.00%, 11/15/31	1,363
28,000	AT&T, Inc., 5.35%, 9/1/40	27,175
415,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	469,392
25,000	SBC Communications, Inc., 6.15%, 9/15/34	26,773
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	67,762
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	132,127

		1,790,989

Total Corporate Bonds (Cost $37,256,143)		37,857,745

Yankee Dollars (1.3%):

Shares		Fair Value
Aerospace & Defense (0.0%):
275,000	BAA Funding, Ltd., 2.50%, 6/25/15(a)	279,241

Commercial Banks (0.7%):

Principal Amount		Fair Value
Commercial Banks, continued
$ 65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	$65,771
235,000	Abbey National Treasury Services plc, 3.88%, 11/10/14(a)	242,483
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	135,617
100,000	Barclays Bank plc, 2.75%, 2/23/15	102,625
175,000	Barclays Bank plc, 6.75%, 5/22/19	209,092
110,000	Barclays Bank plc, 5.14%, 10/14/20	114,894
155,000	BPCE SA, 2.38%, 10/4/13(a)	155,009
1,280,000	Credit Suisse AG, 6.50%, 8/8/23(a)	1,294,400
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	267,853
375,000	ING Bank NV, 3.75%, 3/7/17(a)	393,863
485,000	ING Bank NV, 5.80%, 9/25/23(a)	489,848
125,000	National Australia Bank, 3.75%, 3/2/15(a)	130,400
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	194,605
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	101,416
305,000	Societe Generale, 2.50%, 1/15/14^(a)	306,311
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	103,748
35,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	40,408
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	138,448

		4,486,791

Food & Staples Retailing (0.0%):
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20(a)	104,415

Independent Power Producers & Energy Traders (0.0%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	54,513
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	102,384

		156,897

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	107,184

Internet Software & Services (0.1%):
455,000	Baidu, Inc., 3.25%, 8/6/18	454,792

Media (0.0%):
355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	310,411
100,000	WPP Finance, 8.00%, 9/15/14	106,599

		417,010

Metals & Mining (0.2%):

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Metals & Mining, continued
$ 100,000	Anglo American Capital plc,
	9.38%, 4/8/19(a)	$125,198
205,000	ArcelorMittal, 4.25%, 8/5/15	211,150
145,000	ArcelorMittal, 9.85%, 6/1/19	178,350
30,000	ArcelorMittal, 7.25%, 3/1/41	27,450
155,000	Barrick Gold Corp., 2.90%, 5/30/16	156,966
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	214,215
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	129,768
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	135,292
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19	412,618
65,000	Vale SA, 5.63%, 9/11/42	56,697
230,000	Xstrata Finance Canada, 1.80%, 10/23/15(a)	230,625
230,000	Xstrata Finance Canada, 2.45%, 10/25/17(a)	228,746

		2,107,075

Miscellaneous Manufacturing (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	367,195

Oil, Gas & Consumable Fuels (0.0%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	150,568
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	70,370
390,000	Petrobras Global Finance Co., 5.63%, 5/20/43	326,621
530,000	Petroleos Mexicanos, 5.50%, 1/21/21	567,100
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	139,100
40,000	Shell International Finance B.V., 3.10%, 6/28/15	41,785

		1,295,544

Pharmaceuticals (0.0%):
190,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	176,041

Real Estate Management & Development (0.1%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	461,695

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	203,540

Wireless Telecommunication Services (0.2%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	203,360
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	274,503

Principal Amount		Fair Value
Wireless Telecommunication Services, continued
$ 75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	$87,647
760,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	791,350

		1,356,860

Total Yankee Dollars (Cost $11,924,713)		11,974,280

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission, Build America Bonds, Revenue, Series B, 5.03%, 4/1/26	88,098

Total Municipal Bond (Cost $80,000)		88,098

U.S. Treasury Obligations (10.4%):
U.S. Treasury Bonds (0.6%)
1,875,000	3.50%, 2/15/39	1,839,259
4,024,000	2.88%, 5/15/43	3,415,370

		5,254,629

U.S. Treasury Notes (9.8%)
1,680,000	2.75%, 10/31/13	1,683,676
20,000,000	0.13%, 12/31/13	20,003,899
1,350,000	1.75%, 3/31/14	1,361,337
2,000,000	0.25%, 4/30/14	2,002,032
200,000	2.63%, 6/30/14	203,773
2,470,000	2.25%, 1/31/15	2,537,732
13,500,000	2.63%, 4/30/16	14,237,222
13,000,000	0.88%, 9/15/16	13,095,472
200,000	0.63%, 5/31/17	197,750
8,000,000	0.75%, 6/30/17	7,935,624
13,200,000	0.75%, 2/28/18	12,944,250
2,629,000	1.38%, 9/30/18	2,627,152
7,200,000	1.25%, 1/31/19	7,108,877
6,000	3.63%, 2/15/20	6,666
400,000	2.63%, 11/15/20	416,000
2,910,000	2.50%, 8/15/23^	2,880,446

		89,241,908

Total U.S. Treasury Obligations (Cost $94,438,671)		94,496,537

U.S. Government Agency Mortgages (0.2%):
1,200,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18	1,348,012
725,000	Federal National Mortgage Association, 6.63%, 11/15/30	830,535

		2,178,547

Total U.S. Government Agency Mortgages (Cost $2,019,070)		2,178,547
Securities Held as Collateral for Securities on Loan (1.2%):
$10,568,946	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	10,568,946

Total Securities Held as Collateral for Securities on Loan (Cost $10,568,946)		10,568,946

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (8.1%):
73,703,828	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	$73,703,828

Total Unaffiliated Investment Company (Cost $73,703,822)		73,703,828

Total Investment Securities (Cost $771,875,417)(e) - 101.2%		920,852,909
Net other assets (liabilities) - (1.2)%		(10,753,905)

Net Assets - 100.0%		$910,099,004

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt
MTN	-	Medium Term Note
NYS	-	New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $10,286,458.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2013. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(d)	The rate represents the effective yield at September 30, 2013.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	0.1%
Brazil	— %^
British Virgin Islands	— %^
Canada	1.3%
Cayman Islands	0.1%
France	0.1%
Guernsey	0.7%
Ireland (Republic of)	0.7%
Israel	0.6%
Jersey	— %^
Luxembourg	0.1%
Mexico	0.7%
Netherlands	0.4%
Panama	0.9%
Spain	— %^
Switzerland	2.2%
United Kingdom	2.6%
United States	89.5%

100.0%

^	Represents less than 0.05%.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

At September 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	10/31/13	2,177,554	$3,484,413	$3,523,869	$(39,456)
British Pound	State Street	10/31/13	2,612,105	4,180,830	4,227,090	(46,260)
Canadian Dollar	Bank of New York Mellon	10/31/13	4,019,808	3,899,357	3,900,090	(733)
Canadian Dollar	State Street	10/31/13	4,260,343	4,133,967	4,133,461	506
European Euro	Bank of New York Mellon	10/31/13	1,840,825	2,481,156	2,490,267	(9,111)
Israeli Shekel	State Street	10/31/13	13,583,826	3,821,801	3,854,539	(32,738)
Swiss Franc	Bank of New York Mellon	10/31/13	2,727,814	2,990,041	3,018,084	(28,043)
Swiss Franc	State Street	10/31/13	3,104,012	3,402,552	3,434,314	(31,762)

				$28,394,117	$28,581,714	$(187,597)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (96.1%):
Aerospace & Defense (0.8%):
35,352	General Dynamics Corp.	$3,094,007

Automobiles (1.3%):
148,185	General Motors Co. *	5,330,214

Beverages (0.9%):
95,155	Coca-Cola Co. (The)	3,604,471

Biotechnology (1.7%):
60,228	Amgen, Inc.	6,741,922

Capital Markets (6.5%):
276,409	Charles Schwab Corp. (The)	5,843,286
20,765	Goldman Sachs Group, Inc. (The)	3,285,231
327,598	Morgan Stanley	8,828,767
66,962	Northern Trust Corp.	3,642,063
75,172	State Street Corp.	4,942,559

		26,541,906

Chemicals (2.0%):
135,842	Dow Chemical Co. (The)	5,216,333
18,167	PPG Industries, Inc.	3,034,979

		8,251,312

Commercial Banks (6.2%):
115,367	BB&T Corp.	3,893,636
97,898	Comerica, Inc.	3,848,370
202,723	Fifth Third Bancorp	3,657,123
117,463	PNC Financial Services Group, Inc.	8,510,195
132,989	Wells Fargo & Co.	5,495,106

		25,404,430

Commercial Services & Supplies (2.7%):
112,519	ADT Corp. (The)	4,575,023
185,918	Tyco International, Ltd.	6,503,412

		11,078,435

Diversified Financial Services (9.6%):
222,051	Bank of America Corp.	3,064,304
280,275	Citigroup, Inc.	13,596,141
44,755	CME Group, Inc.	3,306,499
61,815	ING U.S., Inc.	1,805,616
330,618	JPMorgan Chase & Co.	17,089,645

		38,862,205

Diversified Telecommunication Services (0.5%):
44,016	Verizon Communications, Inc.	2,053,787

Electric Utilities (1.7%):
41,022	Edison International	1,889,473
35,460	FirstEnergy Corp.	1,292,517
66,346	Pinnacle West Capital Corp.	3,631,780

		6,813,770

Electronic Equipment, Instruments & Components (1.0%):
281,324	Corning, Inc.	4,104,517

Energy Equipment & Services (1.8%):
79,251	Baker Hughes, Inc.	3,891,224
71,935	Halliburton Co.	3,463,670

		7,354,894

Food & Staples Retailing (1.2%):
149,957	Sysco Corp.	4,773,131

Food Products (3.6%):
152,458	Archer-Daniels-Midland Co.	5,616,553
227,095	Mondelez International, Inc., Class A	7,135,325
54,970	Unilever NV, NYS	2,073,468

		14,825,346

Shares		Fair Value
Common Stocks, continued Health Care Equipment & Supplies (1.5%):
115,115	Medtronic, Inc.	$6,129,874

Health Care Providers & Services (3.7%):
48,410	CIGNA Corp.	3,720,793
65,629	UnitedHealth Group, Inc.	4,699,693
77,172	WellPoint, Inc.	6,452,350

		14,872,836

Hotels, Restaurants & Leisure (1.3%):
156,878	Carnival Corp.	5,120,498

Household Products (1.6%):
84,376	Procter & Gamble Co. (The)	6,377,982

Industrial Conglomerates (2.9%):
490,846	General Electric Co.	11,726,311

Insurance (4.5%):
56,718	Aon plc	4,222,088
36,396	Chubb Corp. (The)	3,248,707
187,629	Marsh & McLennan Cos., Inc.	8,171,243
65,426	Willis Group Holdings plc	2,834,909

		18,476,947

Internet Software & Services (2.0%):
148,456	eBay, Inc. *	8,282,360

IT Services (1.1%):
117,064	Amdocs, Ltd.	4,289,225

Machinery (1.1%):
70,376	Ingersoll-Rand plc	4,570,217

Media (7.8%):
178,973	Comcast Corp., Class A	8,080,631
64,158	Thomson Reuters Corp.	2,243,879
73,888	Time Warner Cable, Inc.	8,245,901
39,988	Time Warner, Inc.	2,631,610
124,400	Viacom, Inc., Class B	10,397,353

		31,599,374

Metals & Mining (0.3%):
36,454	Freeport-McMoRan Copper & Gold, Inc.	1,205,898

Oil, Gas & Consumable Fuels (6.8%):
65,970	Anadarko Petroleum Corp.	6,134,550
154,608	Canadian Natural Resources, Ltd.	4,859,366
61,114	Chevron Corp.	7,425,352
45,536	Exxon Mobil Corp.	3,917,917
31,778	Occidental Petroleum Corp.	2,972,514
78,483	Williams Cos., Inc. (The)	2,853,642

		28,163,341

Personal Products (2.5%):
487,799	Avon Products, Inc.	10,048,659

Pharmaceuticals (7.1%):
89,189	Bristol-Myers Squibb Co.	4,127,667
79,788	Eli Lilly & Co.	4,015,730
149,757	Merck & Co., Inc.	7,129,930
69,355	Novartis AG, Registered Shares	5,332,499
4,975	Novartis AG, ADR	381,632
160,898	Pfizer, Inc.	4,619,382
88,993	Teva Pharmaceutical Industries, Ltd., ADR	3,362,156

		28,968,996

Road & Rail (1.0%):
157,460	CSX Corp.	4,053,020

Semiconductors & Semiconductor Equipment (3.1%):
488,026	Applied Materials, Inc.	8,559,976

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
105,006	Texas Instruments, Inc.	$4,228,592

		12,788,568

Software (4.0%):
134,354	Adobe Systems, Inc. *	6,978,346
125,858	Microsoft Corp.	4,192,330
211,929	Symantec Corp.	5,245,243

		16,415,919

Specialty Retail (0.5%):
54,555	Abercrombie & Fitch Co., Class A	1,929,610

Wireless Telecommunication Services (1.8%):
206,116	Vodafone Group plc, ADR	7,251,160

Total Common Stocks (Cost $287,554,007)		391,105,142

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (4.0%):
16,127,277	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	16,127,277

Total Unaffiliated Investment Company (Cost $16,127,277)		16,127,277

Total Investment Securities (Cost $303,681,284)(b) - 100.1%		407,232,419
Net other assets (liabilities) - (0.1)%		(443,831)

Net Assets - 100.0%		$406,788,588

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt
NYS	-	New York Shares

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Canada	1.7%
Guernsey	1.1%
Ireland (Republic of)	1.1%
Israel	0.8%
Netherlands	0.5%
Panama	1.3%
Switzerland	3.0%
United Kingdom	3.5%
United States	87.0%

100.0%

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

At September 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	10/31/13	1,468,350	$2,349,580	$2,376,186	$(26,606)
British Pound	State Street	10/31/13	1,761,380	2,819,194	2,850,388	(31,194)
Canadian Dollar	Bank of New York Mellon	10/31/13	2,680,217	2,599,906	2,600,395	(489)
Canadian Dollar	State Street	10/31/13	2,840,595	2,756,334	2,755,996	338
European Euro	Bank of New York Mellon	10/31/13	1,233,094	1,662,026	1,668,129	(6,103)
Israeli Shekel	State Street	10/31/13	8,746,395	2,460,792	2,481,872	(21,080)
Swiss Franc	Bank of New York Mellon	10/31/13	1,808,284	1,982,116	2,000,706	(18,590)
Swiss Franc	State Street	10/31/13	2,057,669	2,255,573	2,276,628	(21,055)

				$18,885,521	$19,010,300	$(124,779)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (90.8%):
Air Freight & Logistics (1.2%):
212,649	Deutsche Post AG	$7,060,331

Auto Components (2.4%):
95,600	DENSO Corp.	4,479,807
33,494	Hyundai Mobis Co., Ltd.	8,919,561

		13,399,368

Automobiles (1.6%):
142,400	Toyota Motor Corp.	9,133,668

Beverages (2.9%):
89,135	Anheuser-Busch InBev NV	8,858,421
42,074	Carlsberg A/S, Class B	4,334,647
29,524	Fomento Economico Mexicano SAB de C.V., ADR	2,866,485

		16,059,553

Biotechnology (0.7%):
68,926	CSL, Ltd.	4,111,458

Capital Markets (2.8%):
787,677	Aberdeen Asset Management plc	4,829,610
140,492	Julius Baer Group, Ltd.	6,560,132
196,681	UBS AG, Registered Shares	4,024,839

		15,414,581

Chemicals (2.5%):
44,724	Agrium, Inc. ^	3,759,352
102,796	Potash Corp. of Saskatchewan, Inc.	3,214,933
18,711	Syngenta AG, Registered Shares	7,646,543

		14,620,828

Commercial Banks (5.5%):
1,489,734	Akbank T.A.S.	5,492,457
615,135	Banco Bradesco SA, ADR	8,538,074
9,347,000	Industrial & Commercial Bank of China	6,532,721
202,701	Swedbank AB, A Shares	4,729,506
337,352	United Overseas Bank, Ltd.	5,564,309

		30,857,067

Commercial Services & Supplies (1.3%):
817,034	Brambles, Ltd.	6,947,144

Communications Equipment (0.8%):
356,484	Telefonaktiebolaget LM Ericsson, B Shares	4,750,160

Diversified Financial Services (4.9%):
1,642,100	Bm&f Bovespa SA	9,219,119
85,973	Deutsche Boerse AG	6,468,651
219,000	Investor AB, B Shares	6,648,177
149,068	Kinnevik Investment AB, Class B	5,169,811

		27,505,758

Diversified Telecommunication Services (1.1%):
426,947	Deutsche Telekom AG, Registered Shares	6,192,065

Electrical Equipment (2.4%):
298,734	ABB, Ltd.	7,059,141
79,360	Schneider Electric SA	6,714,150

		13,773,291

Electronic Equipment, Instruments & Components (1.2%):
17,485	Keyence Corp.	6,660,868

Energy Equipment & Services (0.9%):
225,146	WorleyParsons, Ltd.	5,111,016

Shares		Fair Value
Common Stocks, continued
Food Products (2.5%):
111,161	Nestle SA, Registered Shares	$7,788,106
159,320	Unilever NV	6,199,302

		13,987,408

Health Care Equipment & Supplies (0.8%):
366,797	Smith & Nephew plc	4,578,609

Hotels, Restaurants & Leisure (3.6%):
897,744	Compass Group plc	12,340,633
1,146,000	Galaxy Entertainment Group, Ltd. *	8,059,546

		20,400,179

Industrial Conglomerates (2.7%):
687,000	Hutchison Whampoa, Ltd.	8,240,571
828,841	Keppel Corp., Ltd.	6,887,672

		15,128,243

Insurance (1.0%):
13,488	Fairfax Financial Holdings, Ltd.	5,455,444

Internet Software & Services (2.2%):
82,148	Baidu, Inc., ADR *	12,747,727

IT Services (1.6%):
256,160	Amadeus IT Holding SA, A Shares	9,089,685

Life Sciences Tools & Services (0.0%):
160,422	Art Advanced Research Technologies, Inc. *	—
165,100	Art Advanced Research Technologies, Inc. *	—
50,591	Art Advanced Research Technologies, Inc. *	—

		—

Machinery (2.1%):
47,300	Fanuc, Ltd.	7,823,009
170,100	Komatsu, Ltd.	4,246,966

		12,069,975

Media (10.4%):
761,626	British Sky Broadcasting Group plc	10,733,546
256,407	Grupo Televisa SA, ADR	7,166,576
580,787	Informa plc	4,937,009
124,257	Publicis Groupe	9,889,911
1,142,708	Reed Elsevier plc	15,389,946
527,606	WPP plc	10,860,328

		58,977,316

Multiline Retail (0.8%):
53,132	Next plc	4,442,029

Multi-Utilities (0.8%):
779,742	Centrica plc	4,670,243

Oil, Gas & Consumable Fuels (7.4%):
160,094	Cenovus Energy, Inc. ^	4,778,415
4,574,000	CNOOC, Ltd.	9,244,345
230,646	Royal Dutch Shell plc, B Shares	7,970,731
337,714	Suncor Energy, Inc.	12,076,906
150,657	Total SA ^	8,755,439

		42,825,836

Pharmaceuticals (6.6%):
82,231	Novartis AG, Registered Shares	6,322,496
28,274	Novo Nordisk A/S, B Shares	4,793,931
41,976	Roche Holding AG	11,326,479
164,356	Shire plc	6,580,051

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
227,198	Teva Pharmaceutical Industries, Ltd., ADR	$8,583,540

		37,606,497

Real Estate Investment Trusts (REITs) (0.0%):
58,467	Keppel REIT	57,359

Road & Rail (0.8%):
45,423	Canadian National Railway Co.	4,603,164

Semiconductors & Semiconductor Equipment (3.9%):
195,672	Avago Technologies, Ltd.	8,437,376
6,767	Samsung Electronics Co., Ltd.	8,568,722
313,610	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,318,826

		22,324,924

Software (3.6%):
241,301	CGI Group, Inc., Class A *	8,469,784
4,433	NHN Entertainment Corp. *	486,803
150,568	SAP AG	11,127,583

		20,084,170

Specialty Retail (1.9%):
3,635,000	Belle International Holdings, Ltd.	5,272,092
902,707	Kingfisher plc	5,631,703

		10,903,795

Textiles, Apparel & Luxury Goods (1.3%):
68,308	Adidas AG	7,417,193

Tobacco (3.3%):
211,565	British American Tobacco plc	11,224,340
211,207	Imperial Tobacco Group plc	7,824,259

		19,048,599

Wireless Telecommunication Services (1.3%):
151,737	America Movil SAB de C.V., Series L, ADR	3,005,910
382,000	China Mobile, Ltd.	4,297,337

		7,303,247

Total Common Stocks (Cost $376,567,249)		515,318,798

Preferred Stock (1.1%):
Automobiles (1.1%):
26,451	Volkswagen AG, Preferred Shares	6,234,151

Total Preferred Stock (Cost $4,179,917)		6,234,151

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.3%):
$7,171,685	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	7,171,685

Total Securities Held as Collateral for Securities on Loan (Cost $7,171,685)		7,171,685

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (7.8%):
44,185,504	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$44,185,504

Total Unaffiliated Investment Company (Cost $44,185,504)		44,185,504

Total Investment Securities (Cost $432,104,355)(c) - 101.0%		572,910,138
Net other assets (liabilities) - (1.0)%		(5,565,169)

Net Assets - 100.0%		$567,344,969

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $6,740,806.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	2.8%
Belgium	1.5%
Brazil	3.1%
Canada	7.4%
Cayman Islands	2.2%
Denmark	1.6%
France	4.4%
Germany	7.8%
Hong Kong	7.3%
Ireland (Republic of)	1.9%
Israel	1.5%
Japan	5.6%
Korea, Republic Of	0.1%
Mexico	2.3%
Netherlands	1.1%
Republic of Korea (South)	3.1%
Singapore	3.7%
Spain	1.6%
Sweden	3.7%
Switzerland	8.8%
Taiwan	0.9%
Turkey	1.0%
United Kingdom	17.6%
United States	9.0%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Air Freight & Logistics (0.6%):
180,100	Yamato Holdings Co., Ltd.	$4,072,280

Airlines (1.0%):
101,000	Japan Airlines Co., Ltd.	6,122,489

Auto Components (2.3%):
52,884	Continental AG	8,962,391
70,961	Valeo SA	6,058,810

		15,021,201

Automobiles (3.3%):
247,600	Honda Motor Co., Ltd.	9,463,559
188,400	Toyota Motor Corp.	12,084,150

		21,547,709

Beverages (2.0%):
139,040	Diageo plc	4,417,673
166,114	SABMiller plc	8,466,781

		12,884,454

Building Products (2.5%):
158,688	Compagnie de Saint-Gobain SA	7,861,018
151,800	Daikin Industries, Ltd.	8,070,199

		15,931,217

Capital Markets (2.6%):
642,000	Nomura Holdings, Inc.	5,013,934
566,212	UBS AG, Registered Shares	11,586,844

		16,600,778

Chemicals (4.4%):
100,173	BASF SE	9,617,092
15,216	LG Chem, Ltd.	4,344,884
73,800	Nitto Denko Corp. ^	4,835,832
58,170	Solvay SA	8,724,184

		27,521,992

Commercial Banks (11.2%):
315,826	Australia & New Zealand Banking Group, Ltd.	9,073,923
138,675	BNP Paribas SA	9,385,305
234,341	Danske Bank A/S *	5,044,736
1,674,121	HSBC Holdings plc	18,140,550
1,822,700	Mitsubishi UFJ Financial Group, Inc.	11,694,130
239,072	Sumitomo Mitsui Financial Group, Inc. ^	11,608,232
328,236	Swedbank AB, A Shares	7,658,543

		72,605,419

Communications Equipment (1.5%):
721,314	Telefonaktiebolaget LM Ericsson, B Shares	9,611,531

Construction Materials (0.6%):
52,603	Holcim, Ltd., Registered Shares	3,917,213

Diversified Financial Services (2.2%):
63,518	Deutsche Boerse AG	4,779,126
571,900	ORIX Corp.	9,361,535

		14,140,661

Diversified Telecommunication Services (1.1%):
1,292,380	BT Group plc	7,160,134

Electric Utilities (0.7%):
142,025	Electricite de France	4,493,008

Electrical Equipment (2.6%):
121,149	Schneider Electric SA	10,249,654

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
459,300	Sumitomo Electric Industries, Ltd.	$6,668,277

		16,917,931

Electronic Equipment, Instruments & Components (2.8%):
1,273,000	Hitachi, Ltd.	8,430,301
1,912,978	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	9,507,501

		17,937,802

Energy Equipment & Services (0.8%):
214,961	Petrofac, Ltd.	4,896,235

Food & Staples Retailing (1.5%):
260,000	Seven & I Holdings Co., Ltd.	9,524,988

Food Products (1.8%):
308,722	Unilever NV	12,012,684

Gas Utilities (0.5%):
546,000	Enn Energy Holdings, Ltd.	3,032,928

Hotels, Restaurants & Leisure (4.3%):
378,765	InterContinental Hotels Group plc	11,068,156
1,059,600	Sands China, Ltd.	6,563,614
110,355	Sodexo, Inc.	10,302,021

		27,933,791

Household Durables (1.9%):
253,679	Electrolux AB, Series B	6,593,305
584,000	Sekisui Chemical Co., Ltd.	5,965,832

		12,559,137

Industrial Conglomerates (1.3%):
686,000	Hutchison Whampoa, Ltd.	8,228,576

Insurance (4.6%):
274,991	Assicurazioni Generali SpA	5,492,597
269,317	AXA SA	6,249,418
567,719	Prudential plc	10,582,432
79,073	Swiss Re AG	6,542,409

		28,866,856

Machinery (0.9%):
1,266,000	Kawasaki Heavy Industries, Ltd.	5,512,231

Media (1.0%):
302,552	Pearson plc	6,157,345

Metals & Mining (2.3%):
328,512	First Quantum Minerals, Ltd.	6,117,934
165,497	Rio Tinto plc	8,104,060

		14,221,994

Multi-Utilities (2.1%):
794,544	Centrica plc	4,758,899
186,592	GDF Suez	4,689,426
253,551	Suez Environnement Co.	4,113,409

		13,561,734

Oil, Gas & Consumable Fuels (6.0%):
580,739	BG Group plc	11,100,224
1,592,000	China Shenhua Energy Co., Ltd., H Shares	4,825,465
319,312	Leidos Holdings, A Shares *(a)	—
273,595	Repsol YPF SA	6,804,573
319,312	Royal Dutch Shell plc, A Shares	10,532,525
342,592	Tullow Oil plc	5,683,062

		38,945,849

Paper & Forest Products (1.2%):
442,607	Stora Enso OYJ, R Shares	3,750,635

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
267,446	UPM-Kymmene OYJ	$3,702,175

		7,452,810

Pharmaceuticals (9.0%):
114,072	Bayer AG	13,449,253
331,429	GlaxoSmithKline plc	8,328,747
181,452	Novartis AG, Registered Shares	13,951,303
96,500	Otsuka Holdings Co., Ltd.	2,801,994
53,044	Roche Holding AG	14,312,983
124,997	Shire plc	5,004,299

		57,848,579

Real Estate Management & Development (2.5%):
2,030,000	China Overseas Land & Investment, Ltd.	5,973,966
162,000	Mitsubishi Estate Co., Ltd.	4,807,586
547,000	Wharf Holdings, Ltd. (The)	4,746,501

		15,528,053

Road & Rail (0.8%):
56,800	East Japan Railway Co. ^	4,896,808

Semiconductors & Semiconductor Equipment (2.5%):
114,183	ASML Holding NV	11,260,357
3,771	Samsung Electronics Co., Ltd.	4,775,033

		16,035,390

Software (1.2%):
103,505	SAP AG	7,649,438

Specialty Retail (2.0%):
3,497,000	Belle International Holdings, Ltd.	5,071,941
1,216,647	Kingfisher plc	7,590,275

		12,662,216

Textiles, Apparel & Luxury Goods (1.5%):
93,089	Compagnie Financiere Richemont SA, Registered Shares	9,305,608

Tobacco (3.6%):
232,944	British American Tobacco plc	12,358,579
323,400	Japan Tobacco, Inc.	11,679,107

		24,037,686

Wireless Telecommunication Services (3.0%):
88,700	SoftBank Corp.	6,165,356
3,690,150	Vodafone Group plc	13,010,686

		19,176,042

Total Common Stocks (Cost $526,945,690)		626,532,797

Preferred Stocks (2.2%):
Automobiles (1.2%):
32,056	Volkswagen AG, Preferred Shares	7,555,175

Household Products (1.0%):
60,679	Henkel AG & Co. KGaA, Preferred Shares	6,251,514

Total Preferred Stocks (Cost $9,443,025)		13,806,689

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.4%):
$15,256,436	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	$15,256,436

Total Securities Held as Collateral for Securities on Loan (Cost $15,256,436)		15,256,436

Unaffiliated Investment Company (0.7%):
4,170,018	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	4,170,018

Total Unaffiliated Investment Company (Cost $4,170,018)		4,170,018

Total Investment Securities (Cost $555,815,169)(d) - 103.0%		659,765,940
Net other assets (liabilities) - (3.0)%		(19,271,727)

Net Assets - 100.0%		$640,494,213

Percentages indicated are based on net assets as of September 30, 2013.

GDR       -       Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $14,622,026.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(c)	The rate represents the effective yield at September 30, 2013.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	1.4%
Belgium	1.3%
Canada	0.9%
China	1.2%
Denmark	0.8%
Finland	1.1%
France	9.6%
Germany	8.8%
Hong Kong	4.6%
Italy	0.8%
Japan	22.7%
Netherlands	3.5%
Republic of Korea (South)	1.4%
Spain	1.0%
Sweden	3.6%
Switzerland	9.0%
Taiwan	1.4%
United Kingdom	24.0%
United States	2.9%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

At September 30, 2013, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Westpac Banking Corp.	12/16/13	11,089,709	$17,390,494	$17,940,633	$(550,139)
Canadian Dollar	Credit Suisse First Boston	12/16/13	4,798,498	4,621,672	4,650,124	(28,452)
European Euro	Credit Suisse First Boston	12/16/13	6,003,149	7,953,812	8,122,066	(168,254)
Hong Kong Dollar	UBS Warburg	12/16/13	145,392,111	18,752,747	18,750,118	2,629
Japanese Yen	Morgan Stanley	12/16/13	481,260,154	4,919,231	4,899,482	19,749
Japanese Yen	Royal Alliance	12/16/13	244,295,131	2,454,480	2,487,053	(32,573)
Japanese Yen	UBS Warburg	12/16/13	622,609,735	6,209,029	6,338,495	(129,466)
Japanese Yen	Westpac Banking Corp.	12/16/13	218,498,692	2,214,145	2,224,432	(10,287)
Swedish Krona	Credit Suisse First Boston	12/16/13	18,475,212	2,807,972	2,870,899	(62,927)
Swiss Franc	Citibank	12/16/13	1,877,571	2,007,095	2,078,224	(71,129)

				$69,330,677	$70,361,526	$(1,030,849)

Long Contracts:
Australian Dollar	Credit Suisse First Boston	12/16/13	44,016,143	$40,620,079	$40,844,930	$224,851
British Pound	BNP Paribas	12/16/13	1,567,893	2,511,353	2,536,495	25,142
British Pound	Goldman Sachs	12/16/13	903,217	1,425,638	1,461,200	35,562
Danish Krone	Barclays Bank	12/16/13	10,948,851	1,946,409	1,987,781	41,372
European Euro	Barclays Bank	12/16/13	1,039,513	1,407,507	1,406,428	(1,079)
European Euro	Credit Suisse First Boston	12/16/13	3,243,774	4,276,624	4,388,721	112,097
European Euro	State Street	12/16/13	1,084,018	1,427,890	1,466,641	38,751
Norwegian Krone	Barclays Bank	12/16/13	26,762,206	4,484,849	4,439,452	(45,397)
Singapore Dollar	UBS Warburg	12/16/13	12,439,280	9,804,822	9,919,217	114,395
Swiss Franc	Royal Alliance	12/16/13	2,825,687	3,023,554	3,127,663	104,109

				$70,928,725	$71,578,528	$649,803

At September 30, 2013, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased		Amount Sold		Contract Value	Value	Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Bank National Paris	961,960	EUR	129,377,944	JPY	$1,301,363	$1,285,728	$(15,635)
British Pound/Swiss Franc	Bank National Paris	1,567,893	GBP	2,294,150	CHF	2,511,353	2,508,526	(2,827)

						$3,812,716	$3,794,254	$(18,462)

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (3.9%):
89,054	Honeywell International, Inc.	$7,395,044
98,259	United Technologies Corp.	10,594,286

		17,989,330

Airlines (0.6%):
86,937	Delta Air Lines, Inc.	2,050,844
16,613	United Continental Holdings, Inc. *	510,185

		2,561,029

Auto Components (0.6%):
72,160	Johnson Controls, Inc.	2,994,640

Automobiles (2.1%):
267,782	General Motors Co. *	9,632,119

Beverages (1.9%):
127,801	Coca-Cola Co. (The)	4,841,102
8,488	Constellation Brands, Inc., Class A *	487,211
45,139	PepsiCo, Inc.	3,588,551

		8,916,864

Biotechnology (2.9%):
4,800	Aegerion Pharmaceuticals, Inc. *	411,408
16,058	Alexion Pharmaceuticals, Inc. *	1,865,297
24,533	Biogen Idec, Inc. *	5,906,566
24,310	Celgene Corp. *	3,742,038
19,023	Vertex Pharmaceuticals, Inc. *	1,442,324

		13,367,633

Building Products (0.5%):
98,912	Masco Corp.	2,104,847

Capital Markets (3.0%):
30,683	Ameriprise Financial, Inc.	2,794,608
13,156	Goldman Sachs Group, Inc. (The)	2,081,411
85,039	Invesco, Ltd.	2,712,744
160,571	Morgan Stanley	4,327,387
21,605	State Street Corp.	1,420,529
26,221	TD Ameritrade Holding Corp.	686,466

		14,023,145

Chemicals (1.7%):
14,853	Air Products & Chemicals, Inc.	1,582,884
55,696	Axiall Corp.	2,104,752
75,979	Dow Chemical Co. (The)	2,917,594
23,917	Methanex Corp.	1,226,224

		7,831,454

Commercial Banks (2.4%):
6,600	PNC Financial Services Group, Inc.	478,170
17,200	SunTrust Banks, Inc.	557,624
241,706	Wells Fargo & Co.	9,987,292

		11,023,086

Communications Equipment (3.3%):
376,062	Cisco Systems, Inc.	8,807,372
99,099	QUALCOMM, Inc.	6,675,309

		15,482,681

Computers & Peripherals (3.2%):
25,534	Apple, Inc.	12,173,334
100,448	Hewlett-Packard Co.	2,107,399
11,809	SanDisk Corp.	702,754

		14,983,487

Construction & Engineering (1.5%):
95,944	Fluor Corp.	6,808,186

Shares		Fair Value
Common Stocks, continued
Consumer Finance (1.0%):
12,701	American Express Co.	$959,180
51,988	Capital One Financial Corp.	3,573,655

		4,532,835

Diversified Financial Services (4.0%):
522,588	Bank of America Corp.	7,211,714
124,233	Citigroup, Inc.	6,026,543
28,010	IntercontinentalExchange, Inc. *	5,081,574

		18,319,831

Diversified Telecommunication Services (0.8%):
80,110	Verizon Communications, Inc.	3,737,933

Electric Utilities (0.9%):
26,844	Edison International	1,236,435
33,927	NextEra Energy, Inc.	2,719,588

		3,956,023

Electrical Equipment (0.7%):
14,050	Eaton Corp. plc	967,202
37,772	Emerson Electric Co.	2,443,848

		3,411,050

Energy Equipment & Services (2.9%):
26,316	Cameron International Corp. *	1,536,065
30,342	Ensco plc, Class A, ADR	1,630,882
113,705	Schlumberger, Ltd.	10,046,974

		13,213,921

Food & Staples Retailing (0.6%):
51,258	CVS Caremark Corp.	2,908,892

Food Products (1.5%):
44,558	Archer-Daniels-Midland Co.	1,641,517
37,108	General Mills, Inc.	1,778,215
111,933	Mondelez International, Inc., Class A	3,516,935

		6,936,667

Health Care Equipment & Supplies (0.5%):
27,900	Baxter International, Inc.	1,832,751
1,234	Intuitive Surgical, Inc. *	464,317

		2,297,068

Health Care Providers & Services (3.3%):
26,917	Cardinal Health, Inc.	1,403,722
27,934	DaVita, Inc. *	1,589,445
20,821	Humana, Inc.	1,943,224
145,280	UnitedHealth Group, Inc.	10,403,500

		15,339,891

Hotels, Restaurants & Leisure (1.6%):
30,487	McDonald’s Corp.	2,933,155
39,177	Royal Caribbean Cruises, Ltd.	1,499,696
40,096	Yum! Brands, Inc.	2,862,453

		7,295,304

Household Durables (0.6%):
28,410	Lennar Corp.	1,005,713
509	NVR, Inc. *	467,868
30,777	PulteGroup, Inc.	507,821
29,781	Toll Brothers, Inc. *	965,798

		2,947,200

Household Products (1.7%):
25,195	Colgate-Palmolive Co.	1,494,064
84,716	Procter & Gamble Co. (The)	6,403,682

		7,897,746

Insurance (4.2%):
101,693	ACE, Ltd.	9,514,397
8,799	Aon plc	654,998

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
42,612	Hartford Financial Services Group, Inc. (The)	$1,326,085
50,114	Marsh & McLennan Cos., Inc.	2,182,465
87,653	MetLife, Inc.	4,115,308
16,032	RenaissanceRe Holdings, Ltd.	1,451,377

		19,244,630

Internet & Catalog Retail (1.4%):
11,085	Amazon.com, Inc. *	3,465,615
13,801	Expedia, Inc.	714,754
2,071	Priceline.com, Inc. *	2,093,677

		6,274,046

Internet Software & Services (4.6%):
80,966	eBay, Inc. *	4,517,093
35,966	Facebook, Inc., Class A *	1,806,932
16,109	Google, Inc., Class A *	14,110,034
4,421	LinkedIn Corp., Class A *	1,087,831

		21,521,890

IT Services (1.8%):
3,719	Alliance Data Systems Corp. *	786,457
18,658	Cognizant Technology Solutions Corp., Class A *	1,532,195
26,981	Genpact, Ltd. *	509,401
3,083	MasterCard, Inc., Class A	2,074,181
18,801	Visa, Inc., Class A	3,592,871

		8,495,105

Life Sciences Tools & Services (0.2%):
4,517	Mettler-Toledo International, Inc. *	1,084,487

Machinery (1.2%):
76,965	PACCAR, Inc.	4,283,872
7,534	Pentair, Ltd., Registered Shares	489,258
10,183	SPX Corp.	861,889

		5,635,019

Media (5.9%):
30,355	CBS Corp., Class B	1,674,382
184,687	Comcast Corp., Class A	8,338,618
30,031	DISH Network Corp., Class A	1,351,695
9,194	Time Warner Cable, Inc.	1,026,050
200,175	Time Warner, Inc.	13,173,517
28,686	Walt Disney Co. (The)	1,849,960

		27,414,222

Metals & Mining (1.0%):
28,474	Alcoa, Inc.	231,209
96,318	Freeport-McMoRan Copper & Gold, Inc.	3,186,199
54,979	United States Steel Corp. ^	1,132,018

		4,549,426

Multiline Retail (0.3%):
1,453	Nordstrom, Inc.	81,659
18,720	Target Corp.	1,197,705

		1,279,364

Multi-Utilities (0.4%):
14,714	NiSource, Inc.	454,515
46,608	Xcel Energy, Inc.	1,286,847

		1,741,362

Oil, Gas & Consumable Fuels (8.1%):
22,788	Anadarko Petroleum Corp.	2,119,056
23,434	Apache Corp.	1,995,171
24,014	Cheniere Energy, Inc. *	819,838
59,944	Chevron Corp.	7,283,197
42,047	ConocoPhillips	2,922,687

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
15,119	EOG Resources, Inc.	$2,559,344
62,987	Exxon Mobil Corp.	5,419,402
37,175	Marathon Oil Corp.	1,296,664
21,520	Marathon Petroleum Corp.	1,384,166
72,830	Occidental Petroleum Corp.	6,812,519
40,470	Phillips 66	2,339,975
18,279	Valero Energy Corp.	624,228
58,315	Williams Cos., Inc. (The)	2,120,333

		37,696,580

Pharmaceuticals (6.4%):
146,242	Bristol-Myers Squibb Co.	6,768,080
220,641	Johnson & Johnson Co.	19,127,368
74,630	Merck & Co., Inc.	3,553,134

		29,448,582

Real Estate Investment Trusts (REITs) (0.3%):
9,609	Simon Property Group, Inc.	1,424,342

Road & Rail (1.9%):
179,519	CSX Corp.	4,620,819
33,206	Norfolk Southern Corp.	2,568,484
10,377	Union Pacific Corp.	1,611,963

		8,801,266

Semiconductors & Semiconductor Equipment (4.6%):
16,466	Altera Corp.	611,877
131,663	Applied Materials, Inc.	2,309,369
5,101	ASML Holding NV, NYS	503,775
192,750	Avago Technologies, Ltd.	8,311,380
63,880	Broadcom Corp., Class A	1,661,519
39,785	Freescale Semiconductor Holdings I, Ltd. *^	662,420
31,682	KLA-Tencor Corp.	1,927,850
83,392	Lam Research Corp. *	4,268,835
15,791	Maxim Integrated Products, Inc.	470,572
71,092	ON Semiconductor Corp. *	518,972
28,720	Teradyne, Inc. *^	474,454

		21,721,023

Software (4.1%):
30,010	Adobe Systems, Inc. *	1,558,719
21,937	Citrix Systems, Inc. *	1,548,972
323,736	Microsoft Corp.	10,783,646
152,601	Oracle Corp.	5,061,775

		18,953,112

Specialty Retail (2.7%):
4,151	AutoZone, Inc. *	1,754,752
66,038	Home Depot, Inc. (The)	5,008,983
63,361	Lowe’s Cos., Inc.	3,016,617
52,237	TJX Cos., Inc. (The)	2,945,644

		12,725,996

Textiles, Apparel & Luxury Goods (0.7%):
14,320	Lululemon Athletica, Inc. *^	1,046,649
10,688	V.F. Corp.	2,127,446

		3,174,095

Tobacco (0.9%):
49,248	Philip Morris International, Inc.	4,264,384

Trading Companies & Distributors (0.4%):
6,517	W.W. Grainger, Inc.	1,705,564

Total Common Stocks (Cost $358,788,597)		457,667,357

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.4%):
$2,001,540	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$2,001,540

Total Securities Held as Collateral for Securities on Loan (Cost $2,001,540)		2,001,540

Unaffiliated Investment Company (1.2%):
5,500,337	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,500,337

Total Unaffiliated Investment Company (Cost $5,500,337)		5,500,337

Total Investment Securities (Cost $366,290,474)(c) - 100.4%		465,169,234
Net other assets (liabilities) - (0.4)%		(1,849,012)

Net Assets - 100.0%		$463,320,222

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt
NYS	-	New York Shares

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $1,971,510.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Bermuda	0.6%
Canada	0.5%
Ireland (Republic of)	0.2%
Liberia	0.3%
Netherlands	2.3%
Singapore	1.8%
Switzerland	2.0%
United Kingdom	0.5%
United States	91.8%

100.0%

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $115,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/23/13	30	$2,511,450	$(43,960)

See accompanying notes to the schedules of portfolio investments.

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (5.1%):
77,530	Honeywell International, Inc.	$6,438,091
26,165	Precision Castparts Corp.	5,945,735
66,174	United Technologies Corp.	7,134,880

		19,518,706

Air Freight & Logistics (0.9%):
39,230	United Parcel Service, Inc., Class B	3,584,445

Auto Components (0.6%):
41,430	Delphi Automotive plc	2,420,341

Automobiles (0.4%):
12,632	Bayerische Motoren Werke AG (BMW)	1,357,855

Beverages (2.4%):
113,784	Diageo plc	3,615,222
29,008	Heineken NV	2,053,955
26,635	Pernod Ricard SA	3,308,976

		8,978,153

Biotechnology (1.4%):
16,263	Celgene Corp. *	2,503,364
44,038	Gilead Sciences, Inc. *	2,767,348

		5,270,712

Capital Markets (4.8%):
23,878	BlackRock, Inc., Class A	6,461,864
30,862	Franklin Resources, Inc.	1,560,074
38,820	Goldman Sachs Group, Inc. (The)	6,141,712
71,510	Morgan Stanley	1,927,195
31,112	State Street Corp.	2,045,614

		18,136,459

Chemicals (3.6%):
35,920	FMC Corp.	2,576,182
18,130	Linde AG	3,592,412
29,322	Praxair, Inc.	3,524,798
9,504	Sherwin Williams Co.	1,731,439
26,910	W.R. Grace & Co. *	2,351,934

		13,776,765

Commercial Banks (1.9%):
171,432	Wells Fargo & Co.	7,083,570

Computers & Peripherals (5.7%):
18,907	Apple, Inc.	9,013,911
307,989	EMC Corp.	7,872,199
239,010	Hewlett-Packard Co.	5,014,430

		21,900,540

Construction & Engineering (0.9%):
49,500	Fluor Corp.	3,512,520

Consumer Finance (1.7%):
86,770	American Express Co.	6,552,870

Diversified Financial Services (3.8%):
275,238	Bank of America Corp.	3,798,284
203,340	JPMorgan Chase & Co.	10,510,645

		14,308,929

Electric Utilities (0.8%):
73,959	American Electric Power Co., Inc.	3,206,123

Energy Equipment & Services (4.0%):
66,150	Cameron International Corp. *	3,861,176
70,780	Dresser-Rand Group, Inc. *	4,416,671
47,741	National-Oilwell Varco, Inc.	3,729,050
32,065	Schlumberger, Ltd.	2,833,264

		14,840,161

Shares		Fair Value
Common Stocks, continued
Food Products (3.0%):
69,526	Danone SA	$5,234,311
34,266	General Mills, Inc.	1,642,027
147,840	Mondelez International, Inc., Class A	4,645,133

		11,521,471

Health Care Equipment & Supplies (4.3%):
44,970	Abbott Laboratories	1,492,554
10,357	Baxter International, Inc.	680,351
102,170	Covidien plc	6,226,240
108,052	St. Jude Medical, Inc.	5,795,910
34,830	Stryker Corp.	2,354,160

		16,549,215

Hotels, Restaurants & Leisure (1.2%):
47,842	McDonald’s Corp.	4,602,879

Household Products (2.9%):
50,193	Colgate-Palmolive Co.	2,976,445
103,696	Procter & Gamble Co. (The)	7,838,381

		10,814,826

Industrial Conglomerates (2.8%):
151,138	Danaher Corp.	10,476,886

Insurance (1.8%):
72,260	ACE, Ltd.	6,760,646

Internet Software & Services (2.6%):
21,480	Facebook, Inc., Class A *	1,079,155
10,208	Google, Inc., Class A *	8,941,289

		10,020,444

IT Services (6.5%):
61,855	Accenture plc, Class A	4,555,002
50,690	Cognizant Technology Solutions Corp., Class A *	4,162,663
72,000	Fidelity National Information Services, Inc.	3,343,680
8,291	MasterCard, Inc., Class A	5,578,019
36,679	Visa, Inc., Class A	7,009,357

		24,648,721

Life Sciences Tools & Services (1.6%):
64,460	Thermo Fisher Scientific, Inc.	5,939,989

Machinery (1.2%):
48,460	Stanley Black & Decker, Inc.	4,389,022

Media (4.9%):
106,270	Comcast Corp., Class A	4,798,091
33,220	Time Warner, Inc.	2,186,208
121,180	Twenty-First Century Fox, Inc.	4,059,530
115,317	Walt Disney Co. (The)	7,436,793

		18,480,622

Multiline Retail (2.1%):
59,567	Kohl’s Corp.	3,082,592
75,758	Target Corp.	4,846,997

		7,929,589

Multi-Utilities (1.5%):
136,350	CMS Energy Corp.	3,588,732
49,068	Wisconsin Energy Corp.	1,981,366

		5,570,098

Oil, Gas & Consumable Fuels (5.7%):
46,476	Chevron Corp.	5,646,834
24,819	EOG Resources, Inc.	4,201,360
86,991	Exxon Mobil Corp.	7,484,705
44,672	Occidental Petroleum Corp.	4,178,619

		21,511,518

Pharmaceuticals (6.4%):
47,380	Bristol-Myers Squibb Co.	2,192,746

Continued

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
102,099	Johnson & Johnson Co.	$8,850,962
312,280	Pfizer, Inc.	8,965,560
40,630	Valeant Pharmaceuticals International, Inc. *	4,238,928

		24,248,196

Real Estate Investment Trusts (REITs) (1.4%):
73,844	American Tower Corp.	5,474,056

Road & Rail (1.1%):
40,790	Canadian National Railway Co.	4,134,882

Semiconductors & Semiconductor Equipment (2.9%):
125,770	Altera Corp.	4,673,613
152,351	Microchip Technology, Inc.	6,138,222

		10,811,835

Software (2.5%):
54,370	Autodesk, Inc. *	2,238,413
29,890	Citrix Systems, Inc. *	2,110,533
155,815	Oracle Corp.	5,168,383

		9,517,329

Textiles, Apparel & Luxury Goods (3.0%):
20,756	LVMH Moet Hennessy Louis Vuitton SA	4,090,240
46,676	Nike, Inc., Class B	3,390,545
19,027	V.F. Corp.	3,787,324

		11,268,109

Tobacco (0.9%):
40,444	Philip Morris International, Inc.	3,502,046

Trading Companies & Distributors (0.7%):
10,003	W.W. Grainger, Inc.	2,617,885

Total Common Stocks (Cost $261,698,099)		375,238,413

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.8%):
2,984,752	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	2,984,752

Total Unaffiliated Investment Company (Cost $2,984,752)		2,984,752

Total Investment Securities (Cost $264,682,851)(b) - 99.8%		378,223,165
Net other assets (liabilities) - 0.2%		828,322

Net Assets - 100.0%		$379,051,487

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
(a)	The rate represents the effective yield at September 30, 2013.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Canada	2.2%
France	3.3%
Germany	1.3%
Ireland (Republic of)	2.9%
Netherlands	1.3%
Switzerland	1.8%
United Kingdom	1.6%
United States	85.6%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Value Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (8.1%):
112,390	Honeywell International, Inc.	$9,332,866
124,180	Lockheed Martin Corp.	15,839,158
56,050	Northrop Grumman Corp.	5,339,323
97,280	United Technologies Corp.	10,488,729

		41,000,076

Air Freight & Logistics (1.6%):
88,080	United Parcel Service, Inc., Class B	8,047,870

Auto Components (1.7%):
64,390	Delphi Automotive plc	3,761,664
119,450	Johnson Controls, Inc.	4,957,175

		8,718,839

Automobiles (0.2%):
31,210	General Motors Co. *	1,122,624

Beverages (2.5%):
45,240	Coca-Cola Enterprises, Inc.	1,819,100
266,520	Diageo plc	8,468,054
51,260	Dr Pepper Snapple Group, Inc.	2,297,473

		12,584,627

Capital Markets (6.2%):
236,010	Bank of New York Mellon Corp. (The)	7,125,142
16,558	BlackRock, Inc., Class A	4,480,926
89,915	Franklin Resources, Inc.	4,545,203
65,645	Goldman Sachs Group, Inc. (The)	10,385,695
73,830	State Street Corp.	4,854,323

		31,391,289

Chemicals (2.5%):
34,190	Air Products & Chemicals, Inc.	3,643,628
49,826	PPG Industries, Inc.	8,323,932
7,170	Valspar Corp. (The)	454,793

		12,422,353

Commercial Banks (3.5%):
48,020	PNC Financial Services Group, Inc.	3,479,049
348,230	Wells Fargo & Co.	14,388,864

		17,867,913

Commercial Services & Supplies (1.0%):
148,360	Tyco International, Ltd.	5,189,633

Computers & Peripherals (0.2%):
40,700	Hewlett-Packard Co.	853,886

Containers & Packaging (0.2%):
23,410	Crown Holdings, Inc. *	989,775

Diversified Financial Services (4.7%):
367,580	JPMorgan Chase & Co.	19,000,210
43,740	Moody’s Corp.	3,076,234
57,001	NASDAQ OMX Group, Inc. (The)	1,829,162

		23,905,606

Diversified Telecommunication Services (2.1%):
216,150	AT&T, Inc.	7,310,193
74,590	Verizon Communications, Inc.	3,480,369

		10,790,562

Electric Utilities (0.5%):
19,320	Duke Energy Corp.	1,290,190
41,220	PPL Corp.	1,252,264

		2,542,454

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.9%):
65,960	Eaton Corp. plc	$4,540,686

Food & Staples Retailing (1.5%):
136,660	CVS Caremark Corp.	7,755,455

Food Products (4.4%):
62,532	Danone SA	4,707,764
152,040	General Mills, Inc.	7,285,757
3,590	J.M. Smucker Co. (The)	377,094
26,220	Kellogg Co.	1,539,901
116,454	Nestle SA, Registered Shares	8,158,940

		22,069,456

Health Care Equipment & Supplies (3.5%):
162,910	Abbott Laboratories	5,406,983
35,850	Covidien plc	2,184,699
107,790	Medtronic, Inc.	5,739,818
84,030	St. Jude Medical, Inc.	4,507,369

		17,838,869

Health Care Providers & Services (1.3%):
67,850	Express Scripts Holding Co. *	4,191,773
36,120	Quest Diagnostics, Inc.	2,231,855

		6,423,628

Hotels, Restaurants & Leisure (0.6%):
34,065	McDonald’s Corp.	3,277,394

Household Products (0.5%):
35,960	Procter & Gamble Co. (The)	2,718,216

Industrial Conglomerates (3.2%):
81,786	3M Co.	9,766,066
90,560	Danaher Corp.	6,277,619

		16,043,685

Insurance (7.5%):
58,600	ACE, Ltd.	5,482,616
69,070	Aon plc	5,141,571
38,060	Chubb Corp. (The)	3,397,236
210,170	MetLife, Inc.	9,867,481
82,630	Prudential Financial, Inc.	6,443,487
86,010	Travelers Cos., Inc. (The)	7,291,068

		37,623,459

IT Services (5.1%):
141,090	Accenture plc, Class A	10,389,867
29,480	Fidelity National Information Services, Inc.	1,369,051
26,410	Fiserv, Inc. *	2,668,731
52,932	International Business Machines Corp.	9,801,948
93,460	Western Union Co.	1,743,964

		25,973,561

Leisure Equipment & Products (0.6%):
59,760	Hasbro, Inc.	2,817,086

Life Sciences Tools & Services (1.2%):
66,800	Thermo Fisher Scientific, Inc.	6,155,620

Machinery (1.9%):
29,080	Illinois Tool Works, Inc.	2,217,932
33,270	Pentair, Ltd., Registered Shares	2,160,554
56,750	Stanley Black & Decker, Inc.	5,139,847

		9,518,333

Media (5.1%):
111,120	Comcast Corp., Special Class A	4,819,274
38,120	McGraw-Hill Cos., Inc. (The)	2,500,291
91,100	Omnicom Group, Inc.	5,779,384
56,810	Viacom, Inc., Class B	4,748,180

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
114,450	Walt Disney Co. (The)	$7,380,880

		25,228,009

Multiline Retail (1.7%):
24,200	Kohl’s Corp.	1,252,350
111,620	Target Corp.	7,141,448

		8,393,798

Multi-Utilities (0.2%):
26,410	Public Service Enterprise Group, Inc.	869,681

Oil, Gas & Consumable Fuels (6.1%):
29,550	Apache Corp.	2,515,887
71,462	Chevron Corp.	8,682,633
13,755	EOG Resources, Inc.	2,328,446
113,620	Exxon Mobil Corp.	9,775,866
79,210	Occidental Petroleum Corp.	7,409,303

		30,712,135

Pharmaceuticals (8.6%):
41,120	Abbvie, Inc.	1,839,298
201,390	Johnson & Johnson Co.	17,458,499
89,330	Merck & Co., Inc.	4,253,001
563,830	Pfizer, Inc.	16,187,559
11,780	Roche Holding AG	3,178,624
4,860	Zoetis, Inc.	151,243

		43,068,224

Professional Services (0.1%):
4,870	Dun & Bradstreet Corp.	505,750

Road & Rail (0.6%):
30,580	Canadian National Railway Co.	3,099,895

Semiconductors & Semiconductor Equipment (0.6%):
133,470	Intel Corp.	3,059,132

Software (1.2%):
182,490	Oracle Corp.	6,053,193

Specialty Retail (0.7%):
32,420	Advance Auto Parts, Inc.	2,680,485
72,010	Staples, Inc.	1,054,947

		3,735,432

Tobacco (5.5%):
68,480	Altria Group, Inc.	2,352,288
124,900	Lorillard, Inc.	5,593,022
226,240	Philip Morris International, Inc.	19,590,122

		27,535,432

Wireless Telecommunication Services (1.3%):
1,790,489	Vodafone Group plc	6,312,885

Total Common Stocks (Cost $393,080,246)		498,756,521

Convertible Preferred Stock (0.1%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 0.46%^	453,530

Total Convertible Preferred Stock (Cost $403,403)		453,530

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.1%):
$455,533	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$455,533

Total Securities Held as Collateral for Securities on Loan (Cost $455,533)		455,533

Unaffiliated Investment Company (1.0%):
4,959,180	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,959,180

Total Unaffiliated Investment Company (Cost $4,959,180)		4,959,180

Total Investment Securities (Cost $398,898,362)(c) - 100.1%		504,624,764
Net other assets (liabilities) - (0.1)%		(325,218)

Net Assets - 100.0%		$504,299,546

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $440,507.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Canada	0.6%
France	0.9%
Ireland (Republic of)	3.4%
Switzerland	4.4%
United Kingdom	4.6%
United States	86.1%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (95.0%):
Aerospace & Defense (1.5%):
9,497	Alliant Techsystems, Inc.	$926,527
29,188	BE Aerospace, Inc. *	2,154,659
9,308	Esterline Technologies Corp. *	743,616
55,848	Exelis, Inc.	877,372
14,761	Huntington Ingalls Industries, Inc.	994,891
15,421	Triumph Group, Inc.	1,082,863

		6,779,928

Air Freight & Logistics (0.1%):
27,074	UTI Worldwide, Inc.	409,088

Airlines (0.4%):
20,694	Alaska Air Group, Inc.	1,295,858
64,572	JetBlue Airways Corp. *^	430,050

		1,725,908

Auto Components (0.2%):
42,771	Gentex Corp.	1,094,510

Automobiles (0.2%):
13,220	Thor Industries, Inc.	767,289

Biotechnology (0.5%):
19,569	Cubist Pharmaceuticals, Inc. *	1,243,610
13,618	United Therapeutics Corp. *	1,073,779

		2,317,389

Building Products (0.7%):
49,191	Fortune Brands Home & Security, Inc.	2,047,822
13,620	Lennox International, Inc.	1,025,041

		3,072,863

Capital Markets (2.4%):
15,658	Affiliated Managers Group, Inc. *	2,859,777
66,716	Apollo Investment Corp.	543,735
35,965	Eaton Vance Corp.	1,396,521
27,937	Federated Investors, Inc., Class B ^	758,769
7,728	Greenhill & Co., Inc.	385,473
44,484	Janus Capital Group, Inc.	378,559
36,474	Raymond James Financial, Inc.	1,519,872
42,929	SEI Investments Co.	1,326,935
25,404	Waddell & Reed Financial, Inc., Class A	1,307,798

		10,477,439

Chemicals (2.7%):
24,118	Albemarle Corp.	1,517,987
21,318	Ashland, Inc.	1,971,490
17,619	Cabot Corp.	752,507
10,822	Cytec Industries, Inc.	880,478
16,499	Intrepid Potash, Inc. ^	258,704
10,292	Minerals Technologies, Inc.	508,116
3,395	NewMarket Corp.	977,454
23,807	Olin Corp.	549,227
39,381	RPM International, Inc.	1,425,592
13,034	Scotts Miracle-Gro Co. (The)	717,261
14,847	Sensient Technologies Corp.	711,023
23,892	Valspar Corp. (The)	1,515,470

		11,785,309

Commercial Banks (4.3%):
49,228	Associated Banc-Corp.	762,542
24,873	BancorpSouth, Inc.	495,968
13,230	Bank of Hawaii Corp.	720,374
21,784	Cathay General Bancorp	509,092
14,027	City National Corp.	935,040

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
22,860	Commerce Bancshares, Inc.	$1,001,497
15,538	Cullen/Frost Bankers, Inc.	1,096,206
40,821	East West Bancorp, Inc.	1,304,230
71,353	First Horizon National Corp.	784,169
104,958	First Niagara Financial Group, Inc.	1,088,414
48,936	FirstMerit Corp.	1,062,401
57,507	Fulton Financial Corp.	671,682
24,308	Hancock Holding Co.	762,785
16,928	International Bancshares Corp.	366,153
16,640	Prosperity Bancshares, Inc.	1,029,018
14,011	Signature Bank *	1,282,286
13,505	SVB Financial Group *	1,166,426
290,110	Synovus Financial Corp.	957,363
48,807	TCF Financial Corp.	696,964
19,946	Trustmark Corp.	510,618
59,199	Valley National Bancorp ^	589,030
26,785	Webster Financial Corp.	683,821
7,934	Westamerica Bancorp ^	394,637

		18,870,716

Commercial Services & Supplies (2.0%):
14,290	Brink’s Co. (The)	404,407
16,355	Clean Harbors, Inc. *	959,384
33,100	Copart, Inc. *	1,052,249
34,301	Corrections Corp. of America	1,185,100
14,955	Deluxe Corp.	623,025
17,378	Herman Miller, Inc.	507,090
13,442	HNI Corp.	486,332
9,381	Mine Safety Appliances Co.	484,153
53,892	R.R. Donnelley & Sons Co.	851,494
19,085	Rollins, Inc.	505,943
36,597	Waste Connections, Inc.	1,661,870

		8,721,047

Communications Equipment (0.8%):
17,290	ADTRAN, Inc.	460,606
30,596	Ciena Corp. *	764,287
12,197	InterDigital, Inc.	455,314
13,015	Plantronics, Inc.	599,341
50,353	Polycom, Inc. *	549,855
48,728	Riverbed Technology, Inc. *	710,942

		3,540,345

Computers & Peripherals (1.1%):
28,008	3D Systems Corp. *^	1,512,152
18,955	Diebold, Inc.	556,519
18,576	Lexmark International, Inc., Class A	613,008
49,191	NCR Corp. *	1,948,455

		4,630,134

Construction & Engineering (0.9%):
29,893	Aecom Technology Corp. *	934,754
10,681	Granite Construction, Inc.	326,839
43,866	KBR, Inc.	1,431,786
22,201	URS Corp.	1,193,304

		3,886,683

Construction Materials (0.5%):
14,697	Eagle Materials, Inc.	1,066,267
13,707	Martin Marietta Materials, Inc.	1,345,617

		2,411,884

Containers & Packaging (1.6%):
19,650	AptarGroup, Inc.	1,181,555
9,018	Greif, Inc., Class A	442,153
29,131	Packaging Corp. of America	1,663,089

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
21,324	Rock-Tenn Co., Class A	$2,159,480
12,982	Silgan Holdings, Inc.	610,154
29,770	Sonoco Products Co.	1,159,244

		7,215,675

Distributors (0.6%):
88,916	LKQ Corp. *	2,832,864

Diversified Consumer Services (0.9%):
29,469	Apollo Group, Inc., Class A *	613,250
16,828	DeVry, Inc.	514,264
8,138	Matthews International Corp., Class A	309,895
13,003	Regis Corp.	190,884
62,836	Service Corp. International	1,170,006
20,264	Sotheby’s	995,570

		3,793,869

Diversified Financial Services (0.6%):
26,000	CBOE Holdings, Inc.	1,175,980
35,855	MSCI, Inc., Class A *	1,443,522

		2,619,502

Diversified Telecommunication Services (0.3%):
43,180	TW Telecom, Inc. *	1,289,571

Electric Utilities (2.0%):
17,930	Cleco Corp.	803,981
45,595	Great Plains Energy, Inc.	1,012,209
29,407	Hawaiian Electric Industries, Inc.	738,116
14,902	IDACORP, Inc.	721,257
69,819	NV Energy, Inc.	1,648,427
58,775	OGE Energy Corp.	2,121,189
23,646	PNM Resources, Inc.	535,109
37,657	Westar Energy, Inc. ^	1,154,187

		8,734,475

Electrical Equipment (1.0%):
12,698	Acuity Brands, Inc.	1,168,470
14,736	General Cable Corp.	467,868
15,996	Hubbell, Inc., Class B	1,675,421
13,363	Regal-Beloit Corp.	907,749

		4,219,508

Electronic Equipment, Instruments & Components (2.0%):
29,694	Arrow Electronics, Inc. *	1,441,050
40,647	Avnet, Inc.	1,695,386
45,294	Ingram Micro, Inc., Class A *	1,044,027
11,613	Itron, Inc. *	497,385
28,869	National Instruments Corp.	892,918
11,209	Tech Data Corp. *	559,441
76,067	Trimble Navigation, Ltd. *	2,259,951
39,226	Vishay Intertechnology, Inc. *	505,623

		8,895,781

Energy Equipment & Services (2.9%):
17,072	Atwood Oceanics, Inc. *	939,643
5,892	CARBO Ceramics, Inc. ^	583,956
22,605	Dresser-Rand Group, Inc. *	1,410,552
12,031	Dril-Quip, Inc. *	1,380,557
29,176	Helix Energy Solutions Group, Inc. *	740,195
32,057	Oceaneering International, Inc.	2,604,312
16,346	Oil States International, Inc. *	1,691,157
43,693	Patterson-UTI Energy, Inc.	934,156
47,301	Superior Energy Services, Inc. *	1,184,417
14,677	Tidewater, Inc.	870,199

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
12,971	Unit Corp. *	$603,022

		12,942,166

Food & Staples Retailing (0.5%):
14,672	Harris Teeter Supermarkets, Inc.	721,716
58,330	Supervalu, Inc. *	480,056
14,623	United Natural Foods, Inc. *	982,958

		2,184,730

Food Products (2.1%):
27,891	Dean Foods Co. *	538,296
51,881	Flowers Foods, Inc.	1,112,329
38,852	Green Mountain Coffee Roasters, Inc. *^	2,926,722
36,488	Hillshire Brands Co.	1,121,641
22,981	Ingredion, Inc.	1,520,653
5,746	Lancaster Colony Corp.	449,854
9,684	Post Holdings, Inc. *	390,943
6,042	Tootsie Roll Industries, Inc.	186,214
51,323	WhiteWave Foods Co., Class A *	1,024,920

		9,271,572

Gas Utilities (1.3%):
26,872	Atmos Energy Corp.	1,144,478
24,781	National Fuel Gas Co.	1,703,942
46,601	Questar Corp. +	1,048,056
33,821	UGI Corp.	1,323,416
15,353	WGL Holdings, Inc.	655,727

		5,875,619

Health Care Equipment & Supplies (2.4%):
14,505	Cooper Cos., Inc. (The)	1,881,153
17,410	Hill-Rom Holdings, Inc.	623,800
80,150	Hologic, Inc. *	1,655,098
15,573	IDEXX Laboratories, Inc. *	1,551,849
15,226	Masimo Corp.	405,621
42,091	ResMed, Inc. ^	2,223,246
17,528	STERIS Corp.	753,003
12,195	Teleflex, Inc.	1,003,405
17,072	Thoratec Corp. *	636,615

		10,733,790

Health Care Providers & Services (3.2%):
28,107	Community Health Systems, Inc.	1,166,441
77,161	Health Management Associates, Inc., Class A *	987,661
23,554	Health Net, Inc. *	746,662
25,625	Henry Schein, Inc. *	2,657,312
26,060	HMS Holdings Corp. *	560,551
14,106	LifePoint Hospitals, Inc. *	657,763
15,006	MEDNAX, Inc. *	1,506,602
30,663	Omnicare, Inc.	1,701,797
18,781	Owens & Minor, Inc.	649,635
26,479	Universal Health Services, Inc., Class B	1,985,659
26,290	VCA Antech, Inc. *	721,923
12,916	WellCare Health Plans, Inc. *	900,762

		14,242,768

Health Care Technology (0.2%):
47,017	Allscripts Healthcare Solutions, Inc. *	699,143

Hotels, Restaurants & Leisure (1.7%):
11,534	Bally Technologies, Inc. *	831,140
8,101	Bob Evans Farms, Inc.	463,944
19,644	Brinker International, Inc.	796,171

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
14,719	Cheesecake Factory, Inc. (The)	$646,900
16,500	Domino’s Pizza, Inc.	1,121,175
8,281	International Speedway Corp., Class A	267,476
11,704	Life Time Fitness, Inc. *	602,405
8,307	Panera Bread Co., Class A *	1,316,910
14,445	Scientific Games Corp., Class A *	233,576
84,017	Wendy’s Co. (The)	712,464
16,256	WMS Industries, Inc. *	421,843

		7,414,004

Household Durables (2.2%):
35,037	Jarden Corp. *	1,695,791
24,576	KB Home ^	442,860
11,589	M.D.C. Holdings, Inc.	347,786
18,048	Mohawk Industries, Inc. *	2,350,751
1,264	NVR, Inc. *	1,161,856
17,931	Tempur-Pedic International, Inc. *	788,247
45,051	Toll Brothers, Inc. *	1,461,004
15,328	Tupperware Brands Corp.	1,323,879

		9,572,174

Household Products (0.9%):
41,054	Church & Dwight Co., Inc.	2,465,293
18,455	Energizer Holdings, Inc.	1,682,173

		4,147,466

Industrial Conglomerates (0.3%):
18,913	Carlisle Cos., Inc.	1,329,395

Insurance (4.5%):
4,986	Alleghany Corp. *	2,042,514
21,101	American Financial Group, Inc.	1,140,720
37,845	Arthur J. Gallagher & Co.	1,651,934
20,030	Aspen Insurance Holdings, Ltd.	726,889
35,227	Brown & Brown, Inc.	1,130,787
14,408	Everest Re Group, Ltd.	2,095,067
64,015	Fidelity National Financial, Inc., Class A	1,702,799
31,724	First American Financial Corp.	772,479
12,995	Hanover Insurance Group, Inc. (The)	718,883
29,673	HCC Insurance Holdings, Inc.	1,300,271
15,545	Kemper Corp.	522,312
9,257	Mercury General Corp.	447,206
71,637	Old Republic International Corp.	1,103,210
23,275	Protective Life Corp.	990,351
21,040	Reinsurance Group of America, Inc.	1,409,470
13,176	StanCorp Financial Group, Inc.	724,944
32,489	W.R. Berkley Corp.	1,392,479

		19,872,315

Internet & Catalog Retail (0.1%):
9,953	HSN, Inc.	533,680

Internet Software & Services (1.3%):
22,773	AOL, Inc.	787,490
14,622	Equinix, Inc. *	2,685,331
33,765	Monster Worldwide, Inc. *	149,241
33,763	Rackspace Hosting, Inc. *	1,781,336

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
20,746	ValueClick, Inc. *	$432,554

		5,835,952

IT Services (3.6%):
21,981	Acxiom Corp. *	624,041
14,440	Alliance Data Systems Corp. *	3,053,626
35,301	Broadridge Financial Solutions, Inc.	1,120,807
30,793	Convergys Corp.	577,369
28,362	CoreLogic, Inc. *	767,192
8,937	DST Systems, Inc.	673,939
27,609	Gartner, Inc. *	1,656,540
22,408	Global Payments, Inc.	1,144,601
25,276	Jack Henry & Associates, Inc.	1,304,494
21,589	Leidos Holdings, Inc.	982,720
25,303	Lender Processing Services, Inc.	841,831
7,071	ManTech International Corp., Class A	203,362
17,152	NeuStar, Inc., Class A *	848,681
12,336	Science Applications International Corp. *	416,354
32,406	VeriFone Systems, Inc. *	740,801
11,521	Wex, Inc. *	1,010,968

		15,967,326

Leisure Equipment & Products (0.6%):
18,974	Polaris Industries, Inc.	2,451,061

Life & Health Insurance (0.1%):
16,227	Primerica, Inc.	654,597

Life Sciences Tools & Services (1.3%):
5,938	Bio-Rad Laboratories, Inc., Class A *	698,071
14,557	Charles River Laboratories International, Inc. *	673,407
16,569	Covance, Inc. *	1,432,556
8,874	Mettler-Toledo International, Inc. *	2,130,559
9,837	Techne Corp.	787,550

		5,722,143

Machinery (5.2%):
26,830	AGCO Corp.	1,621,069
14,800	CLARCOR, Inc.	821,844
14,468	Crane Co.	892,242
40,070	Donaldson Co., Inc.	1,527,869
18,190	Graco, Inc.	1,347,151
23,941	Harsco Corp.	596,131
24,232	IDEX Corp.	1,581,138
26,778	ITT Corp.	962,669
23,082	Kennametal, Inc.	1,052,539
24,363	Lincoln Electric Holdings, Inc.	1,623,063
17,895	Nordson Corp.	1,317,609
25,785	Oshkosh Corp. *	1,262,949
13,439	SPX Corp.	1,137,477
32,998	Terex Corp. *	1,108,733
23,654	Timken Co.	1,428,702
23,307	Trinity Industries, Inc.	1,056,972
7,937	Valmont Industries, Inc.	1,102,529
28,530	Wabtec Corp.	1,793,680
17,963	Woodward, Inc.	733,429

		22,967,795

Marine (0.5%):
12,796	Alexander & Baldwin, Inc. *	460,912
16,826	Kirby Corp. *	1,456,290

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
12,665	Matson, Inc.	$332,203

		2,249,405

Media (1.3%):
17,570	AMC Networks, Inc., Class A *	1,203,193
30,785	Cinemark Holdings, Inc.	977,116
21,134	DreamWorks Animation SKG, Inc., Class A *	601,474
13,746	John Wiley & Sons, Inc., Class A	655,547
19,337	Lamar Advertising Co. *	909,419
10,986	Meredith Corp.	523,153
37,190	New York Times Co. (The), Class A *	467,478
7,687	Scholastic Corp.	220,233
11,233	Valassis Communications, Inc. ^	324,409

		5,882,022

Metals & Mining (1.5%):
15,682	Carpenter Technology Corp.	911,281
34,720	Commercial Metals Co.	588,504
9,925	Compass Minerals International, Inc.	756,980
22,818	Reliance Steel & Aluminum Co.	1,671,875
19,289	Royal Gold, Inc.	938,603
65,464	Steel Dynamics, Inc.	1,093,903
15,688	Worthington Industries, Inc.	540,138

		6,501,284

Multiline Retail (0.3%):
17,296	Big Lots, Inc. *	641,508
30,324	Saks, Inc. *	483,365

		1,124,873

Multi-Utilities (1.1%):
32,880	Alliant Energy Corp.	1,629,203
13,210	Black Hills Corp.	658,651
55,966	MDU Resources Group, Inc.	1,565,369
24,416	Vectren Corp.	814,274

		4,667,497

Office Electronics (0.2%):
15,064	Zebra Technologies Corp., Class A *	685,864

Oil, Gas & Consumable Fuels (2.5%):
65,619	Alpha Natural Resources, Inc. *	391,089
62,961	Arch Coal, Inc. ^	258,770
14,459	Bill Barrett Corp. *^	363,065
25,630	Cimarex Energy Co.	2,470,732
21,405	Energen Corp.	1,635,128
59,215	HollyFrontier Corp.	2,493,544
18,123	Rosetta Resources, Inc. *	986,979
19,837	SM Energy Co.	1,531,218
21,587	World Fuel Services Corp.	805,411

		10,935,936

Paper & Forest Products (0.3%):
9,683	Domtar Corp.	769,024
41,626	Louisiana-Pacific Corp. *	732,201

		1,501,225

Pharmaceuticals (0.8%):
33,849	Endo Health Solutions, Inc. *	1,538,099
468	Mallinckrodt plc *	20,634
16,649	Mallinckrodt plc *	734,054
18,284	Salix Pharmaceuticals, Ltd. *	1,222,834

		3,515,621

Shares		Fair Value
Common Stocks, continued
Professional Services (1.1%):
9,966	Corporate Executive Board Co. (The)	$723,731
12,072	FTI Consulting, Inc. *	456,322
23,202	Manpower, Inc.	1,687,713
19,071	Towers Watson & Co., Class A	2,039,834

		4,907,600

Real Estate Investment Trusts (REITs) (8.2%):
21,175	Alexandria Real Estate Equities, Inc.	1,352,024
31,067	American Campus Communities, Inc.	1,060,938
56,965	BioMed Realty Trust, Inc.	1,058,979
22,877	BRE Properties, Inc.	1,161,237
25,269	Camden Property Trust	1,552,527
25,925	Corporate Office Properties Trust	598,868
96,336	Duke Realty Corp.	1,487,428
18,742	Equity One, Inc.	409,700
11,272	Essex Property Trust, Inc.	1,664,874
31,443	Extra Space Storage, Inc.	1,438,517
19,467	Federal Realty Investment Trust	1,974,927
26,643	Highwoods Properties, Inc.	940,764
16,863	Home Properties, Inc.	973,838
41,383	Hospitality Properties Trust	1,171,139
24,075	Kilroy Realty Corp.	1,202,546
42,345	Liberty Property Trust	1,507,482
26,123	Mack-Cali Realty Corp.	573,139
35,931	National Retail Properties, Inc.	1,143,324
34,738	OMEGA Healthcare Investors, Inc.	1,037,624
12,002	Potlatch Corp.	476,239
37,371	Rayonier, Inc.	2,079,696
55,705	Realty Income Corp.	2,214,274
27,357	Regency Centers Corp.	1,322,711
55,755	Senior Housing Properties Trust	1,301,322
25,998	SL Green Realty Corp.	2,309,662
18,904	Taubman Centers, Inc.	1,272,428
74,308	UDR, Inc.	1,761,100
33,264	Weingarten Realty Investors	975,633

		36,022,940

Real Estate Management & Development (0.3%):
13,174	Jones Lang LaSalle, Inc.	1,150,090

Road & Rail (1.1%):
16,761	Con-way, Inc.	722,231
12,665	Genesee & Wyoming, Inc., Class A *	1,177,465
27,058	J.B. Hunt Transport Services, Inc.	1,973,340
13,557	Landstar System, Inc.	758,921
13,587	Werner Enterprises, Inc.	316,985

		4,948,942

Semiconductors & Semiconductor Equipment (2.2%):
181,584	Advanced Micro Devices, Inc. *^	690,019
126,795	Atmel Corp. *	943,355
35,589	Cree, Inc. *	2,142,101
40,667	Cypress Semiconductor Corp.	379,830

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
37,883	Fairchild Semiconductor International, Inc. *	$526,195
40,527	Integrated Device Technology, Inc. *	381,764
21,014	International Rectifier Corp. *	520,517
37,713	Intersil Corp., Class A	423,517
83,317	RF Micro Devices, Inc. *	469,908
20,195	Semtech Corp. *	605,648
11,669	Silicon Laboratories, Inc. *	498,383
55,646	Skyworks Solutions, Inc. *	1,382,247
71,537	SunEdison, Inc. *	570,150

		9,533,634

Software (4.3%):
11,735	ACI Worldwide, Inc. *	634,394
12,234	Advent Software, Inc.	388,430
27,389	Ansys, Inc. *	2,369,695
84,181	Cadence Design Systems, Inc. *	1,136,444
13,024	CommVault Systems, Inc. *	1,143,898
63,685	Compuware Corp.	713,272
13,949	Concur Technologies, Inc. *	1,541,365
11,952	FactSet Research Systems, Inc. ^	1,303,963
10,448	Fair Isaac Corp.	577,565
32,086	Informatica Corp. *	1,250,391
28,572	Mentor Graphics Corp.	667,728
22,713	Micros Systems, Inc. *	1,134,287
35,450	PTC, Inc. *	1,007,844
30,166	Rovi Corp. *	578,282
19,466	Solarwinds, Inc. *	682,478
20,401	Solera Holdings, Inc.	1,078,601
45,760	Synopsys, Inc. *	1,725,152
45,289	TIBCO Software, Inc. *	1,158,946

		19,092,735

Specialty Retail (4.1%):
22,551	Aaron’s, Inc.	624,663
21,586	Advance Auto Parts, Inc.	1,784,730
23,312	Aeropostale, Inc. *	219,133
50,317	American Eagle Outfitters, Inc.	703,935
13,609	Ann, Inc. *	492,918
37,787	Ascena Retail Group, Inc. *	753,095
13,814	Cabela’s, Inc., Class A *	870,696
47,701	Chico’s FAS, Inc.	794,699
17,952	CST Brands, Inc.	534,970
30,131	Dick’s Sporting Goods, Inc.	1,608,393
44,014	Foot Locker, Inc.	1,493,835
17,642	Guess?, Inc.	526,614
13,178	Murphy USA, Inc. *	532,259
71,266	Office Depot, Inc. *	344,215
15,845	Rent-A-Center, Inc.	603,695
23,866	Signet Jewelers, Ltd.	1,709,999
41,366	Tractor Supply Co.	2,778,553
26,380	Williams-Sonoma, Inc.	1,482,556

		17,858,958

Textiles, Apparel & Luxury Goods (1.3%):
17,559	Carter’s, Inc.	1,332,553
10,236	Deckers Outdoor Corp. *	674,757
29,339	Hanesbrands, Inc.	1,828,113
23,758	Under Armour, Inc., Class A *^	1,887,573

		5,722,996

Thrifts & Mortgage Finance (0.7%):
24,808	Astoria Financial Corp.	308,612

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
130,643	New York Community Bancorp, Inc. ^	$1,974,015
30,716	Washington Federal, Inc.	635,207

		2,917,834

Tobacco (0.1%):
6,868	Universal Corp.	349,787

Trading Companies & Distributors (0.9%):
13,709	GATX Corp.	651,452
14,283	MSC Industrial Direct Co., Inc., Class A	1,161,922
27,648	United Rentals, Inc. *	1,611,601
7,988	Watsco, Inc.	753,029

		4,178,004

Water Utilities (0.3%):
52,310	Aqua America, Inc.	1,293,626

Wireless Telecommunication Services (0.2%):
29,226	Telephone & Data Systems, Inc.	863,628

Total Common Stocks (Cost $315,977,208)		418,413,974

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.6%):
$11,642,183	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	11,642,183

Total Securities Held as Collateral for Securities on Loan (Cost $11,642,183)		11,642,183

Unaffiliated Investment Company (4.7%):
20,738,504	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	20,738,504

Total Unaffiliated Investment Company (Cost $20,738,504)		20,738,504

Total Investment Securities (Cost $348,357,895)(c) - 102.3%		450,794,661
Net other assets (liabilities) - (2.3)%		(10,299,877)

Net Assets - 100.0%		$440,494,784

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $11,335,827.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $797,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini December Futures	Long	12/23/13	176	$21,834,560	$199,444

See accompanying notes to the schedules of portfolio investments.

AZL Money Market Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Certificates of Deposit (43.2%):
Commercial Banks (43.2%)
$11,000,000	Bank of Montreal Chicago, 0.25%, 9/5/14(a)	$11,000,000
4,000,000	Bank of Montreal Chicago, 0.33%, 1/10/14(a)	4,000,000
5,000,000	Bank of Nova Scotia, 0.42%, 10/6/14(a)	5,006,538
8,000,000	Bank of Nova Scotia, 0.24%, 11/26/13(a)	8,000,000
8,000,000	Bank of Nova Scotia, 0.32%, 1/2/14(a)	8,000,000
5,000,000	Bank of Nova Scotia, 0.69%, 10/18/13(a)	5,001,024
7,000,000	BNP Paribas, NY, 0.34%, 2/3/14(a)	7,000,000
6,750,000	Canadian Imperial Bank of Commerce, 0.30%, 2/3/14(a)	6,750,000
8,000,000	Canadian Imperial Bank of Commerce, 0.27%, 2/4/14(a)	8,000,000
2,505,000	Canadian Imperial Bank of Commerce, 0.25%, 6/13/14(a)	2,505,000
8,000,000	Canadian Imperial Bank of Commerce, 0.26%, 8/8/14(a)	8,000,000
12,500,000	Commonwealth Bank of Australia, 0.29%, 3/28/14(a)(b)	12,503,834
25,000,000	Credit Agricole CIB, NY, 0.09%, 10/3/13	25,000,000
23,000,000	Credit Industriel ET Commercial, NY, 0.15%, 10/1/13	23,000,000
4,000,000	Credit Suisse, NY, 0.26%, 3/18/14	4,000,000
8,000,000	Credit Suisse, NY, 0.29%, 10/10/13	8,000,000
6,000,000	Deutsche Bank, NY, 0.29%, 2/26/14(a)	6,000,000
10,000,000	DNB NOR Bank ASA, 0.22%, 11/14/13	10,000,000
16,000,000	Mitsubishi UFJ Trust & Banking Corp., NY, 0.24%, 3/12/14(a)	16,000,000
9,000,000	Mitsubishi UFJ Trust & Banking Corp., NY, 0.28%, 2/20/14	9,000,000
5,000,000	National Australia Bank, NY, 0.86%, 11/12/13(a)(b)	5,003,479
10,000,000	National Australia Bank, NY, 0.26%, 8/14/14(a)	10,000,000
9,500,000	National Australia Bank, NY, 0.25%, 3/7/14	9,500,000
10,000,000	Natixis, NY, 0.30%, 9/8/14(a)	9,999,068
13,000,000	Nordea Bank AB, 1.75%, 10/4/13(b)	13,001,531
18,750,000	Norinchukin Bank, NY, 0.11%, 10/2/13	18,750,000
9,000,000	Rabobank Nederland NV, NY, 0.26%, 4/22/14(a)	9,000,000
14,000,000	Rabobank Nederland NV, NY, 0.29%, 9/16/14(a)	14,000,000
7,000,000	Rabobank Nederland NV, NY, 0.41%, 1/8/14	7,000,000
5,750,000	Royal Bank of Canada, NY, 0.23%, 1/15/14(a)	5,750,000

Shares or Principal Amount		Fair Value
Certificates of Deposit, continued
Commercial Banks, continued
$5,000,000	Societe Generale, NY, 0.35%, 9/19/14(a)	$5,000,000
15,000,000	Sumitomo Mitsui Bank, NY, 0.22%, 12/11/13	15,000,000
13,000,000	Sumitomo Mitsui Bank, NY, 0.23%, 2/10/14	13,000,000
18,000,000	Sumitomo Mitsui Bank, NY, 0.24%, 11/18/13	18,000,000
10,000,000	Sumitomo Mitsui Bank, NY, 0.23%, 12/12/13	10,000,000
6,100,000	Svenska Handelsbanken AB, 0.27%, 11/15/13(a)(b)	6,100,000
8,000,000	Toronto Dominion Bank, NY, 0.27%, 10/21/13(a)	8,000,000
15,000,000	Toronto Dominion Bank, NY, 0.16%, 11/27/13(a)	15,000,000
5,000,000	Toronto Dominion Bank, NY, 0.25%, 7/24/14(a)	5,000,000
6,000,000	Toronto Dominion Bank, NY, 0.23%, 12/20/13(a)	6,000,000
7,000,000	UBS AG Stamford CT, 0.29%, 10/18/13	7,000,214
8,000,000	Westpac Banking Corp., NY, 0.30%, 7/18/14(a)	8,000,000

		404,870,688

Total Certificates of Deposit (Cost $404,870,688)		404,870,688

Commercial Paper (44.5%):
Commercial Banks (10.5%)
6,000,000	Commonwealth Bank of Australia, 0.31%, 11/14/13(a)(b)	5,999,927
9,000,000	Commonwealth Bank of Australia, 0.26%, 5/16/14(a)(b)	8,999,699
8,000,000	CPPIB Capital, Inc., 0.24%, 1/3/14(b)(c)	7,994,987
10,000,000	DNB NOR Bank ASA, 0.26%, 2/6/14(b)(c)	9,990,933
12,000,000	DNB NOR Bank ASA, 0.26%, 1/27/14(b)(c)	11,989,773
1,000,000	Nederlandse Waterschapsbank NV, 0.30%, 7/28/14(a)(b)	1,000,166
1,000,000	Nederlandse Waterschapsbank NV, 0.31%, 7/30/14(a)(b)	1,000,168
15,000,000	Nordea Bank AB, 0.25%, 1/17/14(b)(c)	14,988,750
7,041,000	Societe Generale North America, 0.01%, 10/1/13(c)	7,041,000
16,000,000	Westpac Banking Corp., NY, 0.27%, 4/24/14(a)(b)	16,000,611
13,000,000	Westpac Banking Corp., NY, 0.27%, 10/8/13(a)(b)	13,000,000

		98,006,014

Diversified Financial Services (34.0%)
30,000,000	Barton Capital LLC, 0.06%, 10/1/13(b)(c)	30,000,000
10,000,000	Bedford Row Funding Corp., 0.30%, 4/3/14(b)(c)	9,984,667

Continued

AZL Money Market Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares or Principal Amount		Fair Value
Commercial Paper, continued
Diversified Financial Services, continued
$10,000,000	BNP Paribas Finance, Inc., 0.34%, 3/13/14(c)	$9,984,606
6,000,000	Caisse Centrale Desjardins, 0.26%, 2/19/14(b)(c)	5,994,008
15,000,000	Cancara Asset Securitization LLC, 0.15%, 10/30/13(b)(c)	14,998,188
10,000,000	Collateralized CP Co. LLC, 0.30%, 3/11/14(c)	9,986,583
5,000,000	Collateralized CP Co. LLC, 0.30%, 1/30/14(c)	4,994,958
10,000,000	Erste Abwicklungsanstalt, 0.21%, 3/10/14(b)(c)	9,990,667
8,000,000	Erste Abwicklungsanstalt, 0.24%, 1/15/14(b)(c)	7,994,464
10,000,000	Fairway Finance Corp., 0.22%, 4/4/14(a)(b)	10,000,000
18,000,000	Fortis Funding LLC, 0.08%, 10/3/13(b)(c)	17,999,920
10,000,000	Kells Funding LLC, 0.21%, 2/3/14(a)(b)	10,000,035
10,000,000	Kells Funding LLC, 0.24%, 11/1/13(a)(b)	10,000,000
10,000,000	Kells Funding LLC, 0.29%, 10/4/13(b)(c)	9,999,758
3,000,000	Mont Blanc Capital Corp., 0.25%, 11/7/13(b)(c)	2,999,229
8,000,000	National Australia Funding, 0.29%, 10/7/13(b)(c)	7,999,613
22,000,000	Natixis US Finance Co., 0.05%, 10/1/13(c)	22,000,000
8,000,000	Nieuw Amsterdam Receivables Corp., 0.26%, 10/15/13(b)(c)	7,999,191
8,000,000	Old Line Funding LLC, 0.24%, 3/17/14(b)(c)	7,991,093
10,000,000	Old Line Funding LLC, 0.22%, 5/9/14(a)(b)	10,000,000
13,000,000	Old Line Funding LLC, 0.24%, 12/10/13(b)(c)	12,993,933
10,000,000	Old Line Funding LLC, 0.24%, 12/11/13(b)(c)	9,995,267
9,805,000	Starbird Funding Corp., 0.05%, 10/1/13(b)(c)	9,805,000
15,000,000	Svenska Handelsbank, Inc., 0.25%, 2/7/14(b)(c)	14,986,563
12,000,000	Svenska Handelsbank, Inc., 0.25%, 1/21/14(b)(c)	11,990,667
10,000,000	Thunder Bay Funding LLC, 0.24%, 3/3/14(b)(c)	9,989,800
5,000,000	Thunder Bay Funding LLC, 0.24%, 3/26/14(a)(b)	5,000,000
10,000,000	Thunder Bay Funding LLC, 0.24%, 12/16/13(b)(c)	9,994,933
12,000,000	Thunder Bay Funding LLC, 0.24%, 1/27/14(b)(c)	11,990,560

		317,663,703

Total Commercial Paper (Cost $415,669,717)		415,669,717

Shares or Principal Amount		Fair Value
Municipal Bonds (8.9%):
California (4.1%):
$16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.05%, 10/1/40, LOC: JPMorgan Chase Bank(a)	$16,500,000
4,600,000	California Housing Finance Agency Revenue, Series E-1, 0.07%, 2/1/23, LOC: Freddie Mac, Fannie Mae, AMT(a)	4,600,000
8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.07%, 4/15/42, LIQ FAC: Fannie Mae, AMT(a)	8,500,000
9,600,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.05%, 6/15/35, LIQ FAC: Fannie Mae(a)	9,600,000

		39,200,000

New York (3.6%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.08%, 5/15/34, LIQ FAC: Fannie Mae, AMT(a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.07%, 3/15/36, LIQ FAC: Fannie Mae(a)	15,000,000
8,000,000	New York State Dormitory Authority Revenue State Supported Debt, Series D, 0.07%, 7/1/31, LOC: Toronto Dominion Bank(a)	8,000,000

		33,000,000

Pennsylvania (1.2%):
11,300,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.09%, 10/1/35, SPA: Bank of Tokyo-Mitsubishi UFJ, AMT(a)	11,300,000

Total Municipal Bonds (Cost $83,500,000)		83,500,000

U.S. Treasury Obligations (3.4%):
U.S. Treasury Bills (3.4%)
12,000,000	0.09%, 10/17/13(c)	11,999,531
20,000,000	0.07%, 1/30/14(c)	19,995,529

		31,995,060

Total U.S. Treasury Obligations (Cost $31,995,060)		31,995,060

Unaffiliated Investment Company (0.0%):
1,512	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	1,512

Total Unaffiliated Investment Companies (Cost $1,512)		$1,512

Total Investment Securities (Cost $936,036,977)(d) - 100.0%		936,036,977

Continued

AZL Money Market Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares or Principal Amount	Fair Value
Unaffiliated Investment Company, continued
Net other assets (liabilities) - 0.0%	112,458

Net Assets - 100.0%	$936,149,435

Percentages indicated are based on net assets as of September 30, 2013.

AMT	-	Subject to alternative minimum tax

LIQ FAC	-	Liquidation facility

LOC	-	Line of credit

SPA	-	Securities purchase agreement

(a)	Variable Rate Security. The rate represents the rate in effect at September 30, 2013. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at September 30, 2013.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	9.4%
Belgium	1.8%
Canada	12.9%
France	9.8%
Germany	2.6%
Japan	10.7%
Netherlands	2.7%
Norway	3.5%
Sweden	4.8%
Switzerland	2.0%
United States	39.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Asset Management & Custody Banks (0.1%):
12,287	Retail Opportunity Investments Corp.	$169,806

Diversified Real Estate Activities (21.0%):
6,010	American Homes 4 Rent, Class A*	97,062
437,892	Beni Stabili SpA	272,414
47,500	BR Properties SA	419,521
482,000	CapitaLand, Ltd.	1,188,724
71,000	City Developments, Ltd.	580,457
2,891	Deutsche Annington Immobilien SE*	74,305
1,102	Fabege AB	12,182
207,000	Hang Lung Properties, Ltd.	703,860
115,806	Henderson Land Development Co., Ltd.	716,737
11,500	Hulic Co., Ltd.	173,088
309,803	Kerry Properties, Ltd.	1,323,656
261,000	Mitsubishi Estate Co., Ltd.	7,745,555
192,000	Mitsui Fudosan Co., Ltd.	6,490,450
638	Mobimo Holding AG, Registered Shares	133,365
908,596	New World Development Co., Ltd.^	1,369,163
5,900	Nomura Real Estate Holdings, Inc.	145,336
8,600	Rexford Industrial Realty, Inc.*	116,186
116,000	Sumitomo Realty & Development Co., Ltd.	5,532,949
560,452	Sun Hung Kai Properties, Ltd.	7,637,159
62,000	Tokyo Tatemono Co., Ltd.	571,137
17,000	Tokyu Land Corp.^(e)	176,608
46,000	UOL Group, Ltd.	225,620
289,035	Wharf Holdings, Ltd. (The)	2,508,053

		38,213,587

Diversified REITs (9.7%):
198,529	British Land Co. plc	1,858,447
38,699	Cousins Properties, Inc.	398,213
1,046,130	Dexus Property Group	981,318
5,429	Fonciere des Regions SA	450,381
3,466	Gecina SA	443,693
345,056	GPT Group	1,120,090
22,322	Green REIT plc*	35,646
7,427	ICADE	678,525
142,861	Land Securities Group plc	2,125,308
8,100	Liberty Property Trust	288,360
72,141	Londonmetric Property plc	140,132
136,000	Mapletree Greater China Commerical Trust*	97,100
684,945	Mirvac Group	1,111,772
13	Nippon Accommodations Fund, Inc.	94,808
4,331	PS Business Parks, Inc.	323,179
26,347	Shaftesbury plc	251,710
775,000	SPH REIT*	602,581
264,371	Stockland Trust Group	954,367
198	United Urban Investment Corp.	302,322
62,221	Vornado Realty Trust	5,230,297
4,323	Wereldhave NV	313,233
6,062	Winthrop Realty Trust	67,591

		17,869,073

Health Care Services (0.1%):
25,410	Extendicare, Inc.	157,903

Shares		Fair Value
Common Stocks, continued
Hotels, Resorts & Cruise Lines (1.3%):
35,289	Starwood Hotels & Resorts Worldwide, Inc.	$2,344,954

Industrial REITs (2.4%):
199,000	Ascendas Real Estate Investment Trust	361,926
138,042	DCT Industrial Trust, Inc.	992,522
316	GLP J-REIT	353,222
334,705	Macquarie Goodman Group	1,524,513
82	Nippon Prologis REIT, Inc.	821,562
61,627	SERGO plc	309,254
862	Terreno Realty Corp.	15,309

		4,378,308

Office REITs (7.2%):
30	Activia Properties, Inc.	260,576
10,920	Alexandria Real Estate Equities, Inc.	697,242
15,314	Alstria Office AG	190,364
33,837	Boston Properties, Inc.	3,617,175
15,718	Brookfield Canada Office Properties	401,382
321,000	CapitaCommercial Trust^	371,257
422	Cofinimmo SA	49,430
263,191	Commonwealth Property Office Fund^	279,896
15,172	Derwent Valley Holdings plc	582,679
6,998	Digital Realty Trust, Inc.^	371,594
39,430	Duke Realty Corp.	608,799
65,215	Great Portland Estates plc	569,012
25,228	Hudson Pacific Properties, Inc.	490,685
111	Japan Real Estate Investment Corp.	1,301,045
401,000	Keppel REIT	393,399
793	Lexington Realty Trust^	8,905
61,158	Mack-Cali Realty Corp.	1,341,807
154	Nippon Building Fund, Inc.	1,918,279

		13,453,526

Real Estate Development (2.8%):
42,155	Atrium European Real Estate, Ltd.	238,673
2,485,087	BGP Holdings plc*(a)(e)	—
212,000	China Overseas Land & Investment, Ltd.	623,882
397,000	China Resources Land, Ltd.	1,127,366
372,318	Country Garden Holdings Co., Ltd.	238,871
2,457	GSW Immobilien AG	107,893
193,600	Guangzhou R&F Properties Co., Ltd., H Shares	303,120
30,400	Iguatemi Empresa de Shopping Centers SA	333,525
25,000	Keppel Land, Ltd.	70,625
11,139	LEG Immobilien AG	641,583
222,672	Norwegian Property ASA	294,497
91,500	Shimao Property Holdings, Ltd.	210,893
509,162	Sino Land Co., Ltd.	748,787
47,774	ST Modwen Properties plc	235,102

		5,174,817

Real Estate Operating Companies (11.4%):
17,507	Atrium Ljungberg AB, B Shares	233,579
59,100	BR Malls Participacoes SA	539,309
41,101	Brookfield Properties Corp.^	783,796
51,913	Capital & Counties Properties plc	281,517
386,177	Capital & Regional plc	253,366

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
22,482	Castellum AB	$320,893
6,194	Deutsche Euroshop AG	268,480
17,114	Deutsche Wohnen AG	306,302
90,128	Forest City Enterprises, Inc., Class A*	1,707,024
161,709	General Growth Properties, Inc.	3,119,367
398,000	Global Logistic Properties, Ltd.	917,858
66,486	Grainger Trust plc	188,191
474,500	Hongkong Land Holdings, Ltd.	3,132,665
52,743	Hufvudstaden AB	672,112
341,346	Hysan Development Co., Ltd.	1,524,175
97,576	Investa Office Fund	268,542
329,899	LXB Retail Properties plc*	605,730
2,700	NTT Urban Development Corp.	35,501
32,774	Prime Office REIT AG*	146,407
47,789	ProLogis, Inc.	1,797,822
13,112	PSP Swiss Property AG	1,137,752
145,999	Quintain Estates & Development plc*	199,698
247,180	Safestore Holdings, Ltd.	536,454
54,083	Sponda Oyj	279,518
309,650	Swire Properties, Ltd.	866,485
5,569	Swiss Prime Site AG	431,210
64,503	Unite Group plc	412,334

		20,966,087

Residential REITs (9.4%):
14,490	American Campus Communities, Inc.	494,834
41,025	AvalonBay Communities, Inc.	5,213,867
14,484	Boardwalk REIT	810,198
27,146	Camden Property Trust	1,667,850
4,938	Canadian Apartment Properties REIT	98,146
24,234	Equity Lifestyle Properties, Inc.	828,076
139,525	Equity Residential Property Trust	7,474,354
2,630	Essex Property Trust, Inc.	388,451

		16,975,776

Retail REITs (23.4%):
14,324	Acadia Realty Trust	353,516
545	Altarea SCA	89,683
141,000	CaitaMalls Asia, Ltd.	219,875
11,028	Calloway REIT	260,736
316,000	CapitaMall Trust	493,967
7,760	CBL & Associates Properties, Inc.	148,216
80,436	CFS Retail Property Trust	150,109
51,875	Cole Real Estate Investments, Inc.	635,988
12,549	Corio NV	540,020
22,360	Crombie REIT	278,550
32,490	DDR Corp.^	510,418
9,734	Eurocommercial Properties NV	393,655
8,307	Federal Realty Investment Trust	842,745
275,570	Federation Centres	586,370
24,470	First Capital Realty, Inc.	402,250
168,219	Hammerson plc	1,364,261
421	Japan Retail Fund Investment Corp.	866,522
11,375	Klepierre	493,359
122,395	Liberty International plc	636,542
517,715	Link REIT (The)	2,537,787
38,539	Macerich Co. (The)	2,175,141

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
301,000	Mapletree Commercial Trust	$291,674
25,604	Mercialys SA	512,928
21,340	National Retail Properties, Inc.^	679,039
60,973	Regency Centers Corp.	2,948,045
77,274	RioCan REIT	1,823,243
72,319	Simon Property Group, Inc.	10,719,845
306,000	Suntec REIT	399,050
8,846	Taubman Centers, Inc.	595,424
15,238	Unibail-Rodamco SE	3,782,064
2,783	Vastned Retail NV	118,293
396,372	Westfield Group	4,070,589
611,445	Westfield Retail Trust	1,694,654

		41,614,558

Specialized REITs (10.1%):
36,173	Ashford Hospitality Trust	446,375
94,726	HCP, Inc.	3,879,030
13,690	Health Care REIT, Inc.	853,982
34,195	Healthcare Realty Trust, Inc.	790,246
286,586	Host Hotels & Resorts, Inc.	5,063,975
26,287	Public Storage, Inc.	4,220,378
191,000	Religare Health Trust	121,116
43,164	Senior Housing Properties Trust	1,007,448
3,070	Sovran Self Storage, Inc.	232,338
30,440	Ventas, Inc.	1,872,060

		18,486,948

Total Common Stocks (Cost $129,377,557)		179,805,343

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.4%):
$2,498,702	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	2,498,702

Total Securities Held as Collateral for Securities on Loan (Cost $2,498,702)		2,498,702

Unaffiliated Investment Company (0.9%):
1,630,167	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	1,630,167

Total Unaffiliated Investment Company (Cost $1,630,167)		1,630,167

Total Investment Securities (Cost $133,506,426)(d) - 101.2%		183,934,212
Net other assets (liabilities) - (1.2%)		(2,256,296)

Net Assets - 100.0%		$181,677,916

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $2,458,493.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(c)	The rate represents the effective yield at September 30, 2013.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
(e)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2013. The total of all such securities represent 0.10% of the net assets of the fund.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	6.9%
Belgium	— %^
Belize	0.2%
Bermuda	1.7%
Brazil	0.5%
Canada	2.7%
China	0.2%
Finland	0.2%
France	3.5%
Germany	0.9%
Guernsey	0.1%
Hong Kong	12.0%
Ireland	— %^
Italy	0.1%
Japan	14.6%
Jersey	0.1%
Netherlands	0.7%
Norway	0.2%
Singapore	3.4%
Sweden	0.7%
Switzerland	0.9%
United Kingdom	5.7%
United States	44.7%

100.0%

^	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Auto Components (3.0%):
76,663	Tesla Motors, Inc. *^	$14,828,157

Beverages (1.3%):
126,699	Monster Beverage Corp. *	6,620,023

Biotechnology (0.6%):
263,428	Ironwood Pharmaceuticals, Inc. *^	3,121,622

Chemicals (1.0%):
73,269	Rockwood Holdings, Inc.	4,901,696

Commercial Services & Supplies (6.1%):
329,548	Covanta Holding Corp.	7,045,736
491,865	Edenred	15,972,786
61,675	Stericycle, Inc. *	7,117,295

		30,135,817

Communications Equipment (3.2%):
267,073	Motorola Solutions, Inc.	15,858,795

Computers & Peripherals (0.7%):
66,600	3D Systems Corp. *^	3,595,734

Construction Materials (2.1%):
106,110	Martin Marietta Materials, Inc. ^	10,416,819

Diversified Financial Services (2.6%):
321,553	MSCI, Inc., Class A *	12,945,724

Electric Utilities (1.3%):
175,117	Brookfield Infrastructure Partners LP ^	6,657,948

Food Products (4.9%):
163,858	McCormick & Co.	10,601,613
187,259	Mead Johnson Nutrition Co.	13,905,853

		24,507,466

Health Care Equipment & Supplies (2.8%):
36,667	Intuitive Surgical, Inc. *	13,796,692

Health Care Technology (2.9%):
130,716	athenahealth, Inc. *^	14,190,529

Hotels, Restaurants & Leisure (4.7%):
175,102	Dunkin’ Brands Group, Inc.	7,925,117
68,888	Panera Bread Co., Class A *	10,920,814
74,761	Wyndham Worldwide Corp.	4,558,178

		23,404,109

Insurance (4.9%):
205,196	Arch Capital Group, Ltd. *	11,107,260
472,432	Progressive Corp. (The)	12,864,323

		23,971,583

Internet & Catalog Retail (3.2%):
1,195,860	Groupon, Inc. *	13,405,591
33,461	TripAdvisor, Inc. *	2,537,682

		15,943,273

Internet Software & Services (14.3%):
297,061	Akamai Technologies, Inc. *	15,358,053
56,897	LinkedIn Corp., Class A *	14,000,076
77,660	Mail.ru Group, Ltd., GDR	2,966,826
36,853	MercadoLibre, Inc. ^	4,971,838
115,280	Qihoo 360 Technology Co., Ltd., ADR *	9,591,295
37,782	SINA Corp. *	3,066,765
383,876	Yandex NV, Class A *	13,980,764
262,758	Youku.com, Inc., ADR *^	7,199,569

		71,135,186

IT Services (3.7%):
46,583	FleetCor Technologies, Inc. *	5,131,583
220,520	Gartner, Inc. *	13,231,200

		18,362,783

Shares		Fair Value
Common Stocks, continued
250,472	Illumina, Inc. *	$20,245,652

Machinery (1.0%):
86,916	Colfax Corp. *	4,909,885

Media (3.6%):
314,343	Aimia, Inc.	5,478,646
38,750	Charter Communications, Inc., Class A *	5,221,950
92,803	Morningstar, Inc.	7,355,566

		18,056,162

Multiline Retail (2.7%):
232,617	Dollar Tree, Inc. *	13,296,388

Oil, Gas & Consumable Fuels (1.5%):
62,943	Range Resources Corp.	4,776,744
113,925	Ultra Petroleum Corp. *^	2,343,437

		7,120,181

Pharmaceuticals (1.1%):
114,857	Endo Health Solutions, Inc. *	5,219,102

Professional Services (7.3%):
108,983	IHS, Inc., Class A *	12,443,679
228,736	Intertek Group plc	12,232,895
457,029	Qualicorp SA *	4,158,184
113,894	Verisk Analytics, Inc., Class A *	7,398,554

		36,233,312

Semiconductors & Semiconductor Equipment (1.4%):
168,204	First Solar, Inc. *	6,763,483

Software (7.1%):
47,465	NetSuite, Inc. *	5,123,372
66,613	ServiceNow, Inc. *	3,460,545
264,709	Solera Holdings, Inc.	13,995,165
67,084	Splunk, Inc. *	4,027,723
68,910	Workday, Inc., Class A *	5,576,886
812,150	Zynga, Inc. *^	2,988,712

		35,172,403

Specialty Retail (1.5%):
77,288	Sally Beauty Holdings, Inc. *	2,021,854
46,346	Ulta Salon, Cosmetics & Fragrance, Inc. *	5,536,493

		7,558,347

Textiles, Apparel & Luxury Goods (3.2%):
172,530	Carter’s, Inc.	13,093,302
32,862	Under Armour, Inc., Class A *	2,610,886

		15,704,188

Total Common Stocks (Cost $360,556,729)		484,673,059

Private Placements (0.7%):
Internet & Catalog Retail (0.0%):
33,446	Peixe Urbano, Inc. *(a)(e)	51,841

Internet Software & Services (0.7%):
245,606	Dropbox, Inc. *(a)(e)	2,824,470
229,712	Palantir Technologies, Inc. *(a)(e)	725,660

		3,550,130

Transportation Infrastructure (0.0%):
818,433	Better Place LLC (a)(e)	—

Total Private Placements (Cost $6,072,585)		3,601,971

Continued

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (8.7%):
$43,369,179	Allianz Variable Insurance Products Securities Lending Collateral Trust (b)	$43,369,179

Total Securities Held as Collateral for Securities on Loan (Cost $43,369,179)		43,369,179

Unaffiliated Investment Company (1.7%):
8,641,359	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	8,641,359

Total Unaffiliated Investment Company (Cost $8,641,359)		8,641,359

Total Investment Securities (Cost $418,639,852)(d) - 108.9%		540,285,568
Net other assets (liabilities) - (8.9)%		(44,030,819)

Net Assets - 100.0%		$496,254,749

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $42,224,861.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.70% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(c)	The rate represents the effective yield at September 30, 2013.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
(e)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2013. The total of all such securities represent 0.73% of the net assets of the fund.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Argentina	0.9%
Bermuda	3.3%
Brazil	0.8%
British Virgin Islands	0.5%
Canada	1.4%
Cayman Islands	3.7%
France	3.0%
Netherlands	2.6%
United Kingdom	2.3%
United States	81.5%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (95.9%):
Aerospace & Defense (2.3%):
115,850	BAE Systems plc, ADR	$3,410,624

Auto Components (1.3%):
22,900	Magna International, Inc.	1,890,624

Automobiles (3.1%):
470,900	Isuzu Motors, Ltd.	3,122,212
53,100	Tata Motors, Ltd., ADR	1,413,522

		4,535,734

Beverages (3.1%):
29,400	Carlsberg A/S, Class B	3,028,916
11,900	Diageo plc, ADR	1,512,252

		4,541,168

Chemicals (3.9%):
13,700	Agrium, Inc.	1,151,211
101,500	Israel Chemicals, Ltd.	857,118
107,900	Nitto Denko Corp., ADR ^	3,498,118

		5,506,447

Commercial Banks (16.7%):
97,900	Australia & New Zealand Banking Group, Ltd., ADR	2,798,961
175,870	Banco Bradesco SA, ADR	2,441,076
382,000	Barclays plc	1,643,327
3,884,000	China Construction Bank	2,995,406
88,200	Hang Seng Bank, Ltd.	1,439,599
282,600	HSBC Holdings plc	3,062,216
1,473,400	Mizuho Financial Group, Inc. ^	3,207,591
116,800	Sberbank of Russia, ADR	1,405,104
29,500	Toronto-Dominion Bank (The) ^	2,654,410
76,900	United Overseas Bank, Ltd., ADR ^	2,561,539

		24,209,229

Diversified Financial Services (2.3%):
44,300	Deutsche Boerse AG	3,333,154

Diversified Telecommunication Services (2.2%):
134,000	Orange, ADR	1,676,340
63,900	Telenor ASA	1,461,063

		3,137,403

Electric Utilities (1.4%):
148,700	Companhia Paranaense de Energia, ADR ^	2,075,852

Electronic Equipment, Instruments & Components (2.0%):
444,800	Hitachi, Ltd.	2,945,638

Energy Equipment & Services (0.9%):
24,300	Ensco plc, Class A, ADR	1,306,125

Food & Staples Retailing (2.0%):
504,200	Tesco plc	2,930,783

Food Products (1.5%):
5,425,500	Golden Agri-Resources, Ltd.	2,251,087

Household Products (1.2%):
69,200	Svenska Cellulosa AB, ADR	1,747,992

Industrial Conglomerates (3.3%):
60,260	Koc Holding AS, ADR	1,402,853
28,400	Siemens AG, Registered Shares	3,423,507

		4,826,360

Insurance (8.2%):
68,500	Axis Capital Holdings, Ltd.	2,966,735
210,500	Manulife Financial Corp.	3,485,880
17,100	RenaissanceRe Holdings, Ltd.	1,548,063

Shares		Fair Value
Common Stocks, continued
Insurance, continued
151,700	Zurich Insurance Group AG, ADR ^	$3,897,173

		11,897,851

IT Services (1.3%):
31,200	Cap Gemini SA	1,856,749

Leisure Equipment & Products (1.2%):
59,300	Sega Sammy Holdings, Inc.	1,718,071

Machinery (0.9%):
55,300	Komatsu, Ltd.	1,380,701

Media (2.5%):
179,100	Reed Elsevier NV	3,599,061

Metals & Mining (5.6%):
19,100	POSCO, ADR	1,406,524
50,500	Rio Tinto plc, Registered Shares, ADR ^	2,462,380
146,000	Vale SA, ADR ^	2,279,060
185,600	Yamana Gold, Inc. ^	1,930,240

		8,078,204

Multiline Retail (1.2%):
107,750	Marks & Spencer Group plc, ADR	1,729,388

Oil, Gas & Consumable Fuels (8.9%):
3,542,695	China Petroleum & Chemical Corp. (Sinopec), H Shares	2,769,871
55,900	Royal Dutch Shell plc, ADR	3,671,512
85,400	Sasol, Ltd., ADR ^	4,081,266
110,900	Statoil ASA, ADR	2,515,212

		13,037,861

Pharmaceuticals (6.6%):
80,000	AstraZeneca plc, ADR	4,154,400
29,900	Sanofi-Aventis SA	3,031,788
65,600	Teva Pharmaceutical Industries, Ltd., ADR	2,478,368

		9,664,556

Semiconductors & Semiconductor Equipment (1.1%):
94,500	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,602,720

Software (0.9%):
60,269	Sage Group plc (The), ADR	1,289,154

Tobacco (1.8%):
72,100	Imperial Tobacco Group plc	2,670,977

Trading Companies & Distributors (1.7%):
8,600	Mitsui & Co., Ltd., ADR	2,506,900

Water Utilities (2.0%):
302,200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR ^	3,009,912

Wireless Telecommunication Services (4.8%):
65,600	KDDI Corp.	3,377,189
153,100	SK Telecom Co., Ltd., ADR ^	3,475,370

		6,852,559

Total Common Stocks (Cost $119,262,441)		139,542,884

Preferred Stock (2.1%):
Automobiles (2.1%):
13,200	Volkswagen AG, Preferred Shares	3,111,065

Total Preferred Stock (Cost $2,672,580)		3,111,065

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Right (0.1%):
Commercial Banks (0.1%):
95,500	Barclays plc *	$124,828

Total Right (Cost $–)		124,828

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (17.7%):
$25,696,160	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	25,696,160

Total Securities Held as Collateral for Securities on Loan (Cost $25,696,160)		25,696,160

Unaffiliated Investment Company (1.7%):
2,422,450	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,422,450

Total Unaffiliated Investment Company (Cost $2,422,450)		2,422,450

Total Investment Securities (Cost $150,053,631)(c) - 117.5%		170,897,387
Net other assets (liabilities) - (17.5)%		(25,504,002)

Net Assets - 100.0%		$145,393,385

Percentages indicated are based on net assets as of September 30, 2013.

ADR   -  American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $24,958,604.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Australia	1.6%
Bermuda	2.6%
Brazil	5.7%
Canada	6.5%
China	3.4%
Denmark	1.8%
France	3.8%
Germany	5.8%
Hong Kong	0.8%
India	0.8%
Israel	2.0%
Japan	12.8%
Netherlands	2.1%
Norway	2.3%
Republic of Korea (South)	2.9%
Russian Federation	0.8%
Singapore	2.8%
South Africa	2.4%
Sweden	1.0%
Switzerland	2.3%
Taiwan	0.9%
Turkey	0.8%
United Kingdom	17.7%
United States	16.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.9%):
25,550	HEICO Corp.	$1,730,757
119,810	Hexcel Corp. *	4,648,628

		6,379,385

Auto Components (1.0%):
75,770	American Axle & Manufacturing Holdings, Inc. *	1,494,184
36,880	Dorman Products, Inc.	1,827,404

		3,321,588

Biotechnology (2.2%):
27,780	Aegerion Pharmaceuticals, Inc. *^	2,381,024
38,770	Cubist Pharmaceuticals, Inc. *	2,463,833
3,420	Foundation Medicine, Inc. *^	135,569
69,780	NPS Pharmaceuticals, Inc. *	2,219,702

		7,200,128

Broadcasting (0.6%):
44,520	Nexstar Broadcasting Group, Inc.	1,981,363

Building Products (2.0%):
107,220	A.O. Smith Corp.	4,846,344
55,700	American Woodmark Corp. *	1,930,005

		6,776,349

Capital Markets (2.4%):
34,280	Artisan Partners Asset Management, Inc.	1,794,901
34,540	Evercore Partners, Inc., Class A	1,700,404
52,320	Financial Engines, Inc.	3,109,900
9,170	Virtus Investment Partners, Inc. *	1,491,409

		8,096,614

Chemicals (0.4%):
42,730	PolyOne Corp.	1,312,238

Commercial Banks (3.6%):
22,300	First Financial Holdings, Inc.	1,230,068
56,710	Home Bancshares, Inc.	1,722,283
86,450	PrivateBancorp, Inc.	1,850,030
43,330	Signature Bank *	3,965,561
169,240	Western Alliance BanCorp *	3,203,713

		11,971,655

Commercial Services & Supplies (1.9%):
128,390	Mobile Mini, Inc. *	4,372,963
34,150	Portfolio Recovery Associates, Inc. *	2,046,951

		6,419,914

Computers & Peripherals (1.3%):
43,280	Stratasys, Ltd. *^	4,382,533

Construction Materials (1.4%):
50,340	CaesarStone Sdot-Yam, Ltd. *	2,299,531
35,110	Eagle Materials, Inc.	2,547,231

		4,846,762

Consumer Finance (0.4%):
11,960	Credit Acceptance Corp. *	1,325,288

Diversified Financial Services (0.4%):
21,020	MarketAxess Holdings, Inc.	1,262,041

Electrical Equipment (0.7%):
56,490	Generac Holdings, Inc.	2,408,734

Electronic Equipment, Instruments & Components (1.3%):
68,400	Cognex Corp.	2,145,024

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
79,390	Methode Electronics, Inc.	$2,222,920

		4,367,944

Energy Equipment & Services (2.3%):
26,900	Atwood Oceanics, Inc. *	1,480,576
38,310	Dril-Quip, Inc. *	4,396,072
71,910	Helix Energy Solutions Group, Inc. *	1,824,357

		7,701,005

Food & Staples Retailing (0.7%):
34,020	Fairway Group Holdings Corp. *^	869,551
30,090	Sprouts Farmers Market, Inc. *	1,335,695

		2,205,246

Food Products (1.2%):
36,460	Annie’s, Inc. *^	1,790,186
144,670	Boulder Brands, Inc. *	2,320,506

		4,110,692

Health Care Equipment & Supplies (3.7%):
24,220	Cooper Cos., Inc. (The)	3,141,092
93,208	Dexcom, Inc. *	2,631,262
84,920	Insulet Corp. *	3,077,501
98,330	Spectranetics Corp. (The) *	1,649,977
41,480	West Pharmaceutical Services, Inc.	1,706,902

		12,206,734

Health Care Providers & Services (5.2%):
76,930	Acadia Healthcare Co., Inc. *	3,033,350
87,710	Capital Senior Living Corp. *	1,855,067
57,420	Centene Corp. *	3,672,583
19,680	MWI Veterinary Supply, Inc. *	2,939,405
121,370	Team Health Holdings, Inc. *	4,604,777
21,850	WellCare Health Plans, Inc. *	1,523,819

		17,629,001

Health Care Services (0.7%):
88,430	ExamWorks Group, Inc. *	2,298,296

Health Care Technology (1.5%):
42,780	HealthStream, Inc. *	1,620,506
33,320	Medidata Solutions, Inc. *	3,296,348

		4,916,854

Hotels, Restaurants & Leisure (3.2%):
33,570	Buffalo Wild Wings, Inc. *	3,733,655
55,090	Chuy’s Holdings, Inc. *	1,977,180
52,050	Fiesta Restaurant Group, Inc. *	1,960,203
71,530	Multimedia Games, Inc. *	2,471,362
6,800	Noodles & Co. *^	290,156

		10,432,556

Household Durables (0.8%):
120,950	La-Z-Boy, Inc.	2,746,775

Human Resource & Employment Services (0.6%):
37,550	Wageworks, Inc. *	1,894,398

Industrial Machinery (0.8%):
36,160	Proto Labs, Inc. *^	2,762,262

Insurance (0.4%):
27,520	ProAssurance Corp.	1,240,051

Internet & Catalog Retail (0.4%):
25,530	HomeAway, Inc. *	714,840
22,140	RetailMeNot, Inc. *	787,520

		1,502,360

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services (6.3%):
10,900	Benefitfocus, Inc. *	$535,844
123,990	Cornerstone OnDemand, Inc. *	6,378,046
48,730	Shutterstock, Inc. *	3,543,645
29,860	Sps Commerce, Inc. *	1,998,230
141,630	Web.com Group, Inc. *	4,580,314
15,490	Xoom Corp. *	492,737
30,410	Yelp, Inc. *	2,012,534
21,150	Zillow, Inc., Class A *^	1,784,426

		21,325,776

IT Services (0.7%):
49,360	Maximus, Inc.	2,223,174

Life Sciences Tools & Services (1.4%):
110,090	ICON plc *	4,505,984

Machinery (3.7%):
21,920	Chart Industries, Inc. *	2,697,037
22,720	Middleby Corp. (The) *	4,746,435
74,770	Wabtec Corp.	4,700,790

		12,144,262

Media (2.3%):
125,300	Lions Gate Entertainment Corp. *^	4,391,765
67,100	Pandora Media, Inc. *	1,686,223
47,510	Sinclair Broadcast Group, Inc.	1,592,535

		7,670,523

Oil & Gas Exploration & Production (1.4%):
46,450	Bonanza Creek Energy, Inc. *	2,241,677
56,540	Diamondback Energy, Inc. *	2,410,866

		4,652,543

Oil, Gas & Consumable Fuels (2.2%):
27,630	Athlon Energy, Inc. *	903,501
92,390	Oasis Petroleum, Inc. *	4,539,121
76,230	Rex Energy Corp. *	1,699,929

		7,142,551

Paper & Forest Products (0.6%):
45,420	KapStone Paper & Packaging Corp.	1,943,976

Pharmaceuticals (2.1%):
61,740	Akorn, Inc. *	1,215,043
24,850	Jazz Pharmaceuticals plc *	2,285,455
48,020	Medicines Co. (The) *	1,609,630
81,300	Santarus, Inc. *	1,834,941

		6,945,069

Professional Services (4.4%):
54,630	Advisory Board Co. (The) *	3,249,392
33,940	CoStar Group, Inc. *	5,698,526
163,020	On Assignment, Inc. *	5,379,660

		14,327,578

Road & Rail (1.2%):
41,480	Genesee & Wyoming, Inc., Class A *	3,856,396

Semiconductors & Semiconductor Equipment (2.3%):
61,840	Cavium, Inc. *	2,547,808
164,900	Monolithic Power Systems, Inc.	4,993,172

		7,540,980

Software (14.8%):
145,960	Aspen Technology, Inc. *	5,042,918
75,770	CommVault Systems, Inc. *	6,654,880
4,570	FireEye, Inc. *	189,792
70,630	Fleetmatics Group PLC *	2,652,157

Shares		Fair Value
Common Stocks, continued
Software, continued
128,380	Guidewire Software, Inc. *	$6,047,982
82,120	Imperva, Inc. *	3,450,682
111,940	Infoblox, Inc. *	4,681,331
51,090	Interactive Intelligence Group *	3,243,704
80,120	QLIK Technologies, Inc. *	2,743,309
22,340	Rally Software Development Corp. *	669,306
55,580	ServiceNow, Inc. *	2,887,381
62,080	Splunk, Inc. *	3,727,283
13,480	Tableau Software, Inc., Class A *	960,315
44,190	Ultimate Software Group, Inc. (The) *	6,513,606

		49,464,646

Specialty Retail (7.6%):
105,920	Asbury Automotive Group, Inc. *	5,634,944
95,360	Conn’s, Inc. *^	4,771,814
36,100	Five Below, Inc. *^	1,579,375
82,840	Lithia Motors, Inc., Class A	6,044,006
46,370	Lumber Liquidators Holdings, Inc. *^	4,945,361
28,130	Restoration Hardware Holdings, Inc. *	1,782,036
26,830	The Tile Shop Holdings, Inc. *	791,217

		25,548,753

Textiles, Apparel & Luxury Goods (1.0%):
58,830	Steven Madden, Ltd. *	3,166,819

Trading Companies & Distributors (2.8%):
54,290	Beacon Roofing Supply, Inc. *	2,001,672
194,530	H&E Equipment Services, Inc. *	5,166,717
38,520	United Rentals, Inc. *	2,245,331

		9,413,720

Trucking (0.6%):
68,690	Roadrunner Transportation System, Inc. *	1,939,806

Total Common Stocks (Cost $245,612,025)		327,511,322

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (4.9%):
$16,448,884	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	16,448,884

Total Securities Held as Collateral for Securities on Loan (Cost $16,448,884)		16,448,884

Unaffiliated Investment Company (1.6%):
5,204,154	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,204,154

Total Unaffiliated Investment Company (Cost $5,204,154)		5,204,154

Total Investment Securities (Cost $267,265,063)(c) - 104.9%		349,164,360
Net other assets (liabilities) - (4.9)%		(16,335,156)

Net Assets - 100.0%		$332,829,204

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $15,912,141.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Canada	1.2%
Ireland	2.0%
Israel	2.0%
United States	94.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.0%):
$ 1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	$1,761,371
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,755,864
79,888	CFC LLC, Class A, Series 2013-1A, 1.65%, 7/17/17(a)	79,891
4,220,000	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	4,178,590
680,000	Ford Credit Floorplan Master Owner Trust, Series 2013-3, 0.79%, 6/15/17	679,831
1,130,000	Ford Credit Floorplan Master Owner Trust, Class C, Series 2013-3, 1.29%, 6/15/17	1,129,768
1,130,000	Ford Credit Floorplan Master Owner Trust, Class D, Series 2013-3, 1.74%, 6/15/17	1,127,953

Total Asset Backed Securities (Cost $10,748,138)		10,713,268

Collateralized Mortgage Obligations (10.4%):
40,000	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	43,905
110,000	Bank of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	120,903
200,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	221,089
400,000	Commercial Mortgage Trust, Class A5, Series 2004-LB4A, 4.84%, 10/15/37	405,541
320,000	Extended Stay America Trust, Class BFL, Series 2013-ESFL, 1.28%, 12/5/31(a)(b)	317,353
230,000	Extended Stay America Trust, Class CFL, Series 2013-ESFL, 1.68%, 12/5/31(a)(b)	229,649
2,716,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	2,987,193
359,874	Granite Master Issuer plc, Class A1, Series 2006-1A, 0.25%, 12/20/54(a)(b)	354,483
3,700,000	Granite Master Issuer plc, Class M2, Series 2006-1A, 0.76%, 12/20/54(a)(b)	3,363,561
101,950	Granite Master Issuer plc, Class A4, Series 2006-2, 0.26%, 12/20/54(b)	100,423
48,382	Granite Master Issuer plc, Class A3, Series 2006-3, 0.26%, 12/20/54(b)	47,608

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 56,147	Granite Master Issuer plc, Class A7, Series 2006-3, 0.38%, 12/20/54(b)	$55,306
3,750,000	Granite Master Issuer plc, Class M2, Series 2006-3, 0.74%, 12/20/54(b)	3,409,013
164,826	Granite Master Issuer plc, Class A4, Series 2006-4, 0.28%, 12/20/54(b)	162,189
129,248	Granite Master Issuer plc, Class 2A1, Series 2007-1, 0.32%, 12/20/54(b)	127,312
1,371,000	Granite Master Issuer plc, Class 1B1, Series 2007-1, 0.32%, 12/20/54(b)	1,281,252
27,795	Granite Master Issuer plc, Class 3A1, Series 2007-2, 0.36%, 12/17/54(b)	27,379
257,000	Granite Master Issuer plc, Class 1B1, Series 2007-2, 0.34%, 12/17/54(b)	240,176
900,000	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	995,814
9,100,000	GS Mortgage Securities Trust, Class XB1, Series 2013-KY0, 3.25%, 11/8/29(b)(c)	606,267
350,712	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	385,620
240,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-CB17, 5.43%, 12/12/43	261,926
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 6.00%, 6/15/49(b)	5,800,330
3,952,351	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	4,422,087
2,030,000	Merrill Lynch Floating Trust, Class A2, Series 2008-LAQA, 0.72%, 7/9/21(a)(b)	1,999,451
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,535,621
484,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	530,733
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,188,725

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 440,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 6.12%, 7/15/17(b)	$486,239
2,786,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	3,082,258
1,420,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,554,234

Total Collateralized Mortgage Obligations (Cost $37,920,195)		37,343,640

Corporate Bonds (25.8%):
Airlines (0.4%):
1,000,000	American Airlines Pass-Through Trust, Class A, Series 2013-2, 4.95%, 1/15/23(a)	1,002,500
296,187	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	311,737

		1,314,237

Auto Components (0.2%):
673,000	Delphi Corp., 5.00%, 2/15/23, Callable 2/15/18 @ 102.5	694,873

Automobiles (0.4%):
588,000	Ford Motor Co., 7.45%, 7/16/31	717,591
998,000	Ford Motor Co., 4.75%, 1/15/43	890,688

		1,608,279

Beverages (0.0%):
86,000	Beam, Inc., 1.88%, 5/15/17	86,406

Biotechnology (0.3%):
1,000,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	970,756

Cable & Satellite (0.0%):
101,000	Time Warner Cable, Inc., 5.85%, 5/1/17	109,836

Capital Markets (2.7%):
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,019,549
1,000,000	General Electric Capital Corp., 1.00%, 1/8/16	999,688
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,143,750
642,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	647,158
548,000	Merrill Lynch & Co., 6.11%, 1/29/37	564,402
375,000	Merrill Lynch & Co., 7.75%, 5/14/38	464,333
1,480,000	Morgan Stanley, 5.38%, 10/15/15	1,591,492
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,509,244
180,000	Morgan Stanley, 2.13%, 4/25/18	175,437
362,000	Morgan Stanley, 4.88%, 11/1/22	362,190

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 1,500,000	Toyota Motor Credit Corp., 0.80%, 5/17/16	$1,498,685

		9,975,928

Chemicals (0.1%):
192,000	Ecolab, Inc., 1.45%, 12/8/17	188,241

Commercial Banks (2.0%):
550,000	Bank of America Corp., 5.70%, 1/24/22	614,384
250,000	Discover Bank, 7.00%, 4/15/20	294,515
400,000	Fifth Third Bancorp, 8.25%, 3/1/38	517,512
184,000	HSBC USA, Inc., 2.63%, 9/24/18	186,452
928,000	JPMorgan Chase & Co., 1.13%, 2/26/16	926,929
800,000	KeyCorp, 3.75%, 8/13/15	840,540
28,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.00%, 1/17/17	30,252
1,028,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	1,209,046
250,000	Regions Bank, 6.45%, 6/26/37	261,515
500,000	Regions Financial Corp., 5.75%, 6/15/15	535,755
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	85,418
32,000	SunTrust Banks, Inc., Series BKNT, 3.50%, 1/20/17, Callable 12/20/16 @ 100	33,839
1,200,000	Wachovia Bank NA, Series BKNT, 6.00%, 11/15/17	1,383,120
144,000	Wells Fargo & Co., 3.68%, 6/15/16	153,470

		7,072,747

Consumer Finance (0.8%):
352,000	American Express Credit Corp., 1.30%, 7/29/16	354,108
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	333,024
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,651,998
605,000	NiSource Finance Corp., 5.25%, 2/15/43, Callable 8/15/42 @ 100	581,349

		2,920,479

Diversified Financial Services (1.8%):
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	297,567
2,568,000	Citigroup, Inc., 1.25%, 1/15/16	2,566,039
500,000	Citigroup, Inc., 1.70%, 7/25/16	502,274
151,000	Citigroup, Inc., 4.05%, 7/30/22	146,653
461,000	Citigroup, Inc., 5.50%, 9/13/25	474,117
190,000	Citigroup, Inc., 6.68%, 9/13/43	204,609
228,000	Daimler Finance NA LLC, 1.45%, 8/1/16(a)	228,731
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,053,838
112,000	Hyundai Capital America, Inc., 1.63%, 10/2/15(a)	112,179
91,000	Hyundai Capital America, Inc., 1.88%, 8/9/16(a)	91,380

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$ 124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)	$123,695
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	162,345
444,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	508,004

		6,471,431

Diversified Telecommunication Services (1.7%):
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	881,500
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	29,330
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	64,325
233,000	Embarq Corp., 7.08%, 6/1/16	262,082
1,400,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100	1,241,353
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	384,238
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	539,306
2,296,000	Verizon Communications, Inc., 6.55%, 9/15/43	2,592,039

		5,994,173

Electric Utilities (1.4%):
146,000	American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100	143,431
138,000	American Electric Power Co., Inc., Series F, 2.95%, 12/15/22, Callable 9/15/22 @ 100	127,062
302,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	293,715
474,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	433,486
1,429,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	1,443,534
340,000	Indiana Michigan Power Co., Series J, 3.20%, 3/15/23, Callable 12/15/22 @ 100	322,180
91,000	Northeast Utilities, 1.45%, 5/1/18, Callable 4/1/18 @ 100	88,666
411,000	Northeast Utilities, 2.80%, 5/1/23, Callable 2/1/23 @ 100	379,592
600,000	Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	634,535
1,000,000	West Penn Power Co., 5.95%, 12/15/17(a)	1,145,742

		5,011,943

Energy Equipment & Services (0.0%):
44,000	FMC Technologies, Inc., 2.00%, 10/1/17	43,516
79,000	FMC Technologies, Inc., 3.45%, 10/1/22, Callable 7/1/22 @ 100	75,761

		119,277

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing (0.5%):
$ 1,500,000	Kraft Foods, Inc., 5.38%, 2/10/20	$1,693,757

Food Products (0.4%):
1,038,000	ConAgra Foods, Inc., 1.30%, 1/25/16	1,039,083
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	128,299
151,000	ConAgra Foods, Inc., 3.20%, 1/25/23, Callable 10/25/22 @ 100	141,263
127,000	ConAgra Foods, Inc., 4.65%, 1/25/43, Callable 7/25/42 @ 100	115,269

		1,423,914

Health Care Providers & Services (0.8%):
177,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/15 @ 100	163,341
99,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/14 @ 100	86,305
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	535,153
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,620,806
108,000	UnitedHealth Group, Inc., 1.63%, 3/15/19	104,072
81,000	UnitedHealth Group, Inc., 3.95%, 10/15/42, Callable 4/15/42 @ 100	69,460
352,000	WellPoint, Inc., 3.30%, 1/15/23	331,799

		2,910,936

Independent Power Producers & Energy Traders (0.4%):
1,169,000	Dominion Resources, Inc., Series 06-B, 2.55%, 9/30/66, Callable 10/31/13 @ 100(b)	1,089,125
198,000	PPL Capital Funding, Inc., 3.40%, 6/1/23, Callable 3/1/23 @ 100	184,512

		1,273,637

Industrial Conglomerates (0.4%):
1,200,000	General Electric Capitial Corp., Series A, 5.63%, 9/15/17	1,367,369

Insurance (2.3%):
307,000	American International Group, Inc., Series G, 5.60%, 10/18/16, MTN	342,985
1,565,000	American International Group, Inc., 3.80%, 3/22/17	1,664,394
103,000	American International Group, Inc., 4.88%, 6/1/22	110,494
600,000	Aon plc, 5.00%, 9/30/20	659,792
59,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	64,574
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	742,573
600,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	648,479
291,000	MetLife Global Funding, Inc., 1.88%, 6/22/18(a)	286,909

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	$344,510
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,205,225
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	402,077
500,000	Pacific Life Insurance Co., 9.25%, 6/15/39(a)	676,722
50,000	Prudential Financial, Inc., 2.30%, 8/15/18, MTN	50,438
65,000	Symetra FINL Corp., 6.13%, 4/1/16(a)	69,792
854,000	Unum Group, 5.75%, 8/15/42	881,887

		8,150,851

Machinery (0.3%):
1,072,000	General Electric Co., 4.13%, 10/9/42	984,139

Media (1.5%):
700,000	Comcast Corp., 6.95%, 8/15/37	880,713
1,000,000	Comcast Corp., 4.50%, 1/15/43	940,755
134,000	COX Communications, Inc., 3.25%, 12/15/22(a)	118,994
395,000	News America, Inc., 7.75%, 12/1/45	483,589
491,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 0 @ 100	458,088
153,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 0 @ 100	130,214
163,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 0 @ –	133,658
1,526,000	Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100	1,115,754
900,000	Time Warner, Inc., 6.20%, 3/15/40	980,342
46,000	Viacom, Inc., 2.50%, 9/1/18	45,915

		5,288,022

Multi-Utilities (0.2%):
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21	327,294
500,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100	464,417

		791,711

Office Electronics (0.2%):
500,000	Xerox Corp., 1.08%, 5/16/14(b)	500,686
300,000	Xerox Corp., 4.25%, 2/15/15	312,803

		813,489

Oil, Gas & Consumable Fuels (2.2%):
1,900,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,208,706
272,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	312,374
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100	164,443
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,311,421
106,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	96,451

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	$1,061,481
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	155,919
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	647,804
1,300,000	Phillips 66, 4.30%, 4/1/22	1,325,294
600,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	641,675

		7,925,568

Pharmaceuticals (0.2%):
355,000	AbbVie, Inc., 1.75%, 11/6/17	352,085
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	116,265
57,000	Zoetis, Inc., 1.88%, 2/1/18(a)	56,426
138,000	Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100(a)	131,378

		656,154

Real Estate Investment Trusts (REITs) (2.7%):
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	96,445
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	163,487
1,000,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,048,411
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	485,078
305,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	297,111
44,000	Brandywine Operating Partners LP, 7.50%, 5/15/15	48,211
151,000	Brandywine Operating Partners LP, 6.00%, 4/1/16	165,610
196,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	210,454
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	337,734
134,000	Camden Property Trust, 2.95%, 12/15/22	122,601
107,000	DDR Corp., 9.63%, 3/15/16	126,910
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,134,253
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	692,091
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	243,546
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	170,193
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	471,574

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$ 500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	$460,291
48,000	Health Care REIT, Inc., 4.70%, 9/15/17	52,232
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	141,505
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	526,621
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	992,084
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	170,094
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	247,144
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	494,518
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	353,131
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	65,050
425,000	Regency Centers LP, 5.25%, 8/1/15	454,141
225,000	Ventas Realty LP/Capital Corp., 2.00%, 2/15/18, Callable 1/15/18 @ 100	220,466
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	116,429
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	62,176

		10,169,591

Road & Rail (0.4%):
1,000,000	Burlington Northern Santa Fe LLC, 4.40%, 3/15/42, Callable 9/15/41 @ 100	906,336
500,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	502,844

		1,409,180

Tobacco (0.6%):
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,007,450
186,000	Reynolds American, Inc., 3.25%, 11/1/22	171,217
600,000	Reynolds American, Inc., 7.25%, 6/15/37	693,970
288,000	Reynolds American, Inc., 4.75%, 11/1/42	251,118
143,000	Reynolds American, Inc., 6.15%, 9/15/43	149,609

		2,273,364

Wireless Telecommunication Services (0.9%):
1,120,000	AT&T, Inc., 5.55%, 8/15/41	1,111,762
529,000	AT&T, Inc., 4.35%, 6/15/45	436,661

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$ 1,550,000	Embarq Corp., 8.00%, 6/1/36	$1,578,011

		3,126,434

Total Corporate Bonds (Cost $95,903,294)		92,796,722

Yankee Dollars (6.0%):
Beverages (0.1%):
179,000	Heineken NV, 1.40%, 10/1/17(a)	175,983
187,000	Heineken NV, 2.75%, 4/1/23(a)	170,809

		346,792

Commercial Banks (1.5%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	366,095
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23(a)	334,000
42,000	Credit Suisse, NY, 6.00%, 2/15/18	47,285
1,161,000	Intesa Sanpaolo SpA, 3.13%, 1/15/16	1,159,317
1,295,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18	1,273,120
2,219,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,235,466
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	455,988

		5,871,271

Containers & Packaging (0.6%):
2,000,000	Tyco Electronics Group SA, 1.60%, 2/3/15	2,014,926

Diversified Financial Services (0.3%):
900,000	BP Capital Markets plc, 4.74%, 3/11/21	975,871

Electrical Equipment (0.1%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19(a)	33,736
240,000	Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23(a)	236,435
173,000	Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 6/15/43(a)	177,015

		447,186

Metals & Mining (0.4%):
400,000	Codelco, Inc., 4.50%, 8/13/23(a)	403,319
1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,105,584

		1,508,903

Oil, Gas & Consumable Fuels (2.0%):
285,000	Petrobras Global Finance BV, 3.00%, 1/15/19	268,019
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23	214,060
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17	1,015,451
263,000	Petrobras International Finance Co., 5.38%, 1/27/21	264,206
386,000	Petroleos Mexicanos, 3.50%, 7/18/18	390,825
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	259,057

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 196,000	Petroleos Mexicanos, 6.50%, 6/2/41	$203,130
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,598,705
1,787,000	Trans-Canada Pipelines, Ltd., 0.75%, 1/15/16	1,776,782
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,095,888

		7,086,123

Sovereign Bonds (0.9%):
400,000	Federative Republic of Brazil, 5.63%, 1/7/41	399,000
424,000	Italy Government International Bond, 4.50%, 1/21/15	441,850
564,000	Italy Government International Bond, 3.13%, 1/26/15	577,818
419,000	Italy Government International Bond, 4.75%, 1/25/16	446,528
255,000	Italy Government International Bond, 5.38%, 6/12/17	278,027
812,000	United Mexican States, 4.00%, 10/2/23	810,782
350,000	United Mexican States, 4.75%, 3/8/44, MTN	316,750

		3,270,755

Thrifts & Mortgage Finance (0.1%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	195,176

Total Yankee Dollars (Cost $22,148,470)		21,717,003

Municipal Bonds (2.9%):
California (1.3%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	12,643
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	19,612
1,065,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	1,402,669
1,600,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	2,030,496
475,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	618,213
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	578,896

Illinois (1.6%):
2,270,000	Illinois State, GO, 5.10%, 6/1/33	2,012,650
380,000	Illinois State, GO, 5.67%, 3/1/18	414,424
485,000	Illinois State, GO, 5.88%, 3/1/19	520,390
1,865,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	1,983,055
355,000	Chicago Illinois Taxable Project, GO, Series C1, 7.78%, 1/1/35	383,389
250,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	248,768
315,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	316,339

Total Municipal Bonds (Cost $11,303,671)		10,541,544

Principal Amount		Fair Value
U.S. Government Agency Mortgages (29.3%):
Federal Home Loan Mortgage Corporation (1.0%)
$ 641,708	3.50%, 1/1/26, Callable 5/15/14 @ 100, Pool #G14312	$677,558
414,299	2.50%, 4/1/28, Pool #J23234	417,576
481,214	2.50%, 6/1/28, Pool #J24504	484,945
1,681,857	3.00%, 1/1/43, Pool #Q14322	1,638,438
447,851	3.50%, 6/1/43, Pool #U91609	450,949

		3,669,466

Federal National Mortgage Association (24.1%)
126,879	4.00%, 5/1/19, Pool #761517	134,618
218,181	4.00%, 4/1/24, Pool #930902	231,728
692,327	3.50%, 1/1/26, Pool #AL1168	732,718
32,925	4.00%, 3/1/26, Pool #AH4680	34,949
228,949	4.00%, 4/1/26, Pool #AK0200	243,486
297,672	4.00%, 7/1/26, Pool #AI7831	316,066
24,772	4.00%, 8/1/26, Pool #AH7925	26,300
915,724	4.00%, 9/1/26, Pool #AL2088	971,976
368,134	4.00%, 1/1/27, Pool #AK1770	390,968
27,955	3.00%, 5/1/27, Pool #AO3974	28,977
38,308	3.00%, 5/1/27, Pool #AO1633	39,708
71,342	3.00%, 7/1/27, Pool #AO5491	73,952
61,733	3.00%, 8/1/27, Pool #AO8155	63,991
136,887	3.00%, 8/1/27, Pool #AO9735	141,892
62,422	3.00%, 8/1/27, Pool #AP0713	64,703
28,991	3.00%, 8/1/27, Pool #AP3581	30,052
38,902	3.00%, 8/1/27, Pool #AP2537	40,311
70,716	3.00%, 8/1/27, Pool #AP2602	73,291
49,286	3.00%, 9/1/27, Pool #AP7787	51,072
51,580	3.00%, 11/1/27, Pool #AQ4248	53,499
63,833	3.00%, 11/1/27, Pool #AQ4870	66,157
29,943	3.00%, 11/1/27, Pool #AP8805	31,057
195,450	2.50%, 4/1/28, Pool #AB9159	196,725
365,228	2.50%, 7/1/28, Pool #AT1602	367,606
2,263,957	2.50%, 7/1/28, Pool #AT8943	2,278,691
428,047	2.50%, 8/1/28, Pool #AT9320	430,831
700,000	3.00%, 10/25/28	724,719
1,090,000	3.50%, 10/25/28	1,150,120
1,076,510	5.50%, 5/1/33, Pool #555424	1,175,888
1,197,855	5.50%, 6/1/33, Pool #555531	1,315,437
176,300	5.50%, 7/1/33, Pool #190338	192,614
76,707	5.50%, 11/1/33, Pool #555967	83,807
192,784	5.50%, 9/1/34, Pool #725773	210,593
103,803	6.00%, 10/1/34, Pool #AL2130	115,206
799,050	5.00%, 6/1/35, Pool #735580	867,318
38,549	5.50%, 12/1/35, Pool #AE0115	42,148
471,442	5.50%, 7/1/36, Pool #995112	514,616
1,517,507	6.00%, 1/1/37, Pool #932030	1,661,695
331,797	6.00%, 3/1/37, Pool #889506	363,832
376,608	6.00%, 1/1/38, Pool #889371	417,044
133,293	6.00%, 3/1/38, Pool #889219	147,603
75,855	6.00%, 7/1/38, Pool #889733	84,230
496,422	6.00%, 5/1/40, Pool #AL2129	551,071
1,936,831	4.50%, 8/1/40, Pool #AE0217	2,067,473
124,917	4.00%, 9/1/40, Pool #AC9250	131,074
39,958	4.00%, 11/1/40, Pool #AH1089	42,154
266,101	4.00%, 12/1/40, Pool #932865	279,240
39,153	4.00%, 1/1/41, Pool #AH2380	41,101
99,432	4.00%, 1/1/41, Pool #AH1440	104,382
332,733	4.00%, 2/1/41, Pool #AL2120	349,219
33,197	4.00%, 2/1/41, Pool #AE0949	34,841
323,116	4.50%, 3/1/41, Pool #AB2483	345,770
105,668	4.00%, 4/1/41, Pool #AH6290	110,843
304,283	4.50%, 4/1/41, Pool #AH8419	324,966
89,797	4.00%, 4/1/41, Pool #AH9936	94,235
334,249	4.00%, 9/1/41, Pool #AJ1708	350,513

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$2,560,147	4.00%, 9/1/41, Pool #AL2514	$2,686,655
2,345,422	4.00%, 9/1/41, Pool #AL2513	2,461,319
435,171	4.50%, 10/1/41, Pool #AJ2075	464,766
1,931,678	4.00%, 10/1/41, Pool #AL2512	2,027,130
493,217	4.50%, 10/1/41, Pool #AH7962	528,318
99,821	4.00%, 11/1/41, Pool #AI0847	104,980
99,829	4.00%, 12/1/41, Pool #AJ3638	104,977
98,911	4.00%, 12/1/41, Pool #AJ9247	104,053
47,237	6.00%, 1/1/42, Pool #AL2128	52,516
110,036	4.00%, 1/1/42, Pool #AL1456	115,457
97,950	4.00%, 2/1/42, Pool #AK3446	103,029
814,479	3.50%, 2/1/42, Pool #AB4506	829,727
165,194	4.00%, 2/1/42, Pool #AK3436	173,380
99,768	4.00%, 3/1/42, Pool #AK6488	104,932
495,438	4.00%, 3/1/42, Pool #AK9442	521,217
495,746	4.00%, 5/1/42, Pool #AO3350	521,427
1,564,645	4.00%, 5/1/42, Pool #AO2983	1,646,080
98,410	4.00%, 6/1/42, Pool #AJ9977	103,461
99,842	4.00%, 7/1/42, Pool #AO2672	104,993
292,892	4.00%, 7/1/42, Pool #AO8233	307,948
65,256	3.50%, 8/1/42, Pool #AP2471	65,707
979,358	3.50%, 9/1/42, Pool #AP3356	986,124
984,147	3.50%, 9/1/42, Pool #AP7510	990,952
312,102	3.50%, 9/1/42, Pool #AP7337	317,953
1,765,400	3.50%, 9/1/42, Pool #AP3080	1,798,521
5,423,210	3.50%, 9/1/42, Pool #MA1177	5,460,701
168,105	3.50%, 9/1/42, Pool #AO7862	171,262
354,911	3.50%, 10/1/42, Pool #AQ0980	361,570
294,910	3.50%, 10/1/42, Pool #AQ3748	300,436
120,534	3.50%, 10/1/42, Pool #AQ4396	122,796
106,405	3.50%, 10/1/42, Pool #AP9923	108,402
179,073	3.50%, 10/1/42, Pool #AQ4505	182,431
237,605	3.50%, 10/1/42, Pool #AQ0688	242,061
71,153	3.00%, 10/1/42, Pool #AB6491	69,589
487,863	3.50%, 10/1/42, Pool #AP2323	497,014
3,700,000	5.50%, 10/25/42	4,033,000
3,500,000	5.00%, 10/25/42	3,795,313
2,600,000	4.00%, 10/25/42	2,727,156
94,926	3.50%, 11/1/42, Pool #MA1251	95,582
1,143,043	3.50%, 11/1/42, Pool #AB6835	1,164,506
191,134	3.50%, 12/1/42, Pool #AB7131	192,455
981,503	3.00%, 12/1/42, Pool #AQ5175	959,694
984,009	3.00%, 1/1/43, Pool #AB7733	962,145
992,650	3.50%, 1/1/43, Pool #AR1341	999,513
86,298	3.50%, 1/1/43, Pool #AR2467	87,918
531,624	3.50%, 2/1/43, Pool #AR3865	541,601
125,738	3.50%, 3/1/43, Pool #AT0404	128,095
152,981	3.50%, 3/1/43, Pool #AR9141	155,852
305,433	3.50%, 3/1/43, Pool #AB8527	307,547
797,343	3.50%, 3/1/43, Pool #AR3714	812,305
393,863	3.50%, 3/1/43, Pool #MA1373	396,588
199,422	3.50%, 4/1/43, Pool #AR8235	200,802
848,871	3.50%, 4/1/43, Pool #AR8214	864,799
570,314	3.50%, 4/1/43, Pool #MA1404	574,262
322,316	3.50%, 4/1/43, Pool #AT2032	324,548
99,656	3.50%, 4/1/43, Pool #AT3018	100,346
204,303	3.50%, 4/1/43, Pool #AT2388	205,718
745,624	3.00%, 4/1/43, Pool #AB8898	729,057
679,978	3.50%, 5/1/43, Pool #AT5066	693,116
83,487	3.50%, 5/1/43, Pool #AT5978	84,063
257,771	3.50%, 5/1/43, Pool #MA1437	259,556
561,611	3.50%, 5/1/43, Pool #AT0347	572,500
1,891,941	3.50%, 6/1/43, Pool #MA1463	1,904,992
174,170	3.50%, 6/1/43, Pool #AT9582	175,372
169,032	4.00%, 6/1/43, Pool #AL3837	177,782

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$74,571	3.50%, 6/1/43, Pool #AT4264	$75,086
435,901	4.00%, 6/1/43, Pool #AT8380	458,558
322,774	3.50%, 6/1/43, Pool #AT5914	325,004
472,020	3.50%, 6/1/43, Pool #AB9703	475,288
472,744	3.50%, 7/1/43, Pool #MA1508	475,902
878,632	3.50%, 7/1/43, Pool #AT2598	895,098
41,585	3.00%, 8/1/43, Pool #AU0591	40,670
12,100,000	4.50%, 10/25/43	12,922,423
1,445,380	3.50%, 12/31/49, Pool #MA1546	1,455,035

		87,100,207

Government National Mortgage Association (4.2%)
35,146	5.00%, 6/15/34, Pool #629493	38,554
674,020	5.50%, 6/15/35, Pool #783800	738,342
37,597	5.00%, 3/15/38, Pool #676766	40,911
24,447	5.00%, 4/15/38, Pool #672672	26,601
87,676	5.00%, 8/15/38, Pool #687818	95,215
878,808	5.00%, 1/15/39, Pool #705997	955,311
890,336	5.00%, 3/15/39, Pool #646746	968,106
7,270	5.00%, 3/15/39, Pool #697946	7,908
17,781	5.00%, 11/20/39, Pool #4578	19,431
26,650	5.00%, 2/20/40, Pool #4637	29,298
57,094	5.00%, 3/20/40, Pool #4658	62,548
153,982	5.00%, 6/20/40, Pool #783069	167,960
94,777	5.00%, 6/20/40, Pool #4715	104,880
22,310	5.00%, 7/20/40, Pool #783050	24,474
77,401	5.00%, 7/20/40, Pool #4747	84,829
160,989	5.00%, 9/20/40, Pool #4802	176,447
900,834	4.00%, 10/15/40, Pool #783143	952,300
59,567	5.00%, 10/20/40, Pool #783232	65,084
323,835	3.50%, 1/15/41, Pool #759128	333,481
1,115,812	5.00%, 2/20/41, Pool #783278	1,225,326
2,150,257	4.50%, 3/20/41, Pool #4978	2,324,183
2,094,788	4.00%, 5/20/41, Pool #5054	2,228,411
972,066	5.00%, 7/20/41, Pool #783366	1,062,173
2,056,605	3.50%, 4/20/42, Pool #MA0022	2,124,780
445,281	3.50%, 6/15/42, Pool #AA5391	458,545
230,884	3.50%, 3/15/43, Pool #AC3502	237,762
700,000	3.50%, 6/15/43, Pool #AE7028	720,853
200,000	4.00%, 10/20/43	211,688

		15,485,401

Total U.S. Government Agency Mortgages (Cost $106,711,194)		106,255,074

U.S. Treasury Obligations (26.3%):
U.S. Treasury Bonds (2.1%)
7,715,000	3.63%, 8/15/43	7,625,799

U.S. Treasury Notes (24.2%)
17,481,000	1.00%, 3/31/17	17,561,570
39,315,000	0.88%, 4/30/17	39,281,227
3,645,000	0.63%, 5/31/17	3,603,994
7,269,000	0.63%, 8/31/17	7,156,061
18,824,000	0.63%, 9/30/17	18,501,940
833,000	2.50%, 8/15/23	824,540

		86,929,332

Total U.S. Treasury Obligations (Cost $94,171,800)		94,555,131

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Unaffiliated Investment Company (3.9%):
14,041,404	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	$14,041,404

Total Unaffiliated Investment Company (Cost $14,041,404)		14,041,404

Total Investment Securities
(Cost $392,948,166)(e) - 107.6%		387,963,786
Net other assets (liabilities) - (7.6)%		(28,008,194)

Net Assets - 100.0%		$359,955,592

Percentages indicated are based on net assets as of September 30, 2013.

GO	-	General Obligation
MTN	-	Medium Term Note

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2013. The date presented represents the final maturity date.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.20% of the net assets of the fund.
(d)	The rate represents the effective yield at September 30, 2013.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Brazil	0.3%
Canada	0.5%
Cayman Islands	0.9%
Chile	0.1%
Italy	1.2%
Luxembourg	0.5%
Mexico	1.0%
Netherlands	0.2%
Switzerland	— %^
United Kingdom	1.2%
United States	94.1%

100.0%

^	Represents less than 0.05%.

Continued

AZL Pyramis Core Bond Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Securities Sold Short (-4.5%):

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation - October TBA	3.00%	10/15/42	$(1,600,000)	$(1,544,000)	$(1,557,000)	$(13,000)
Federal National Mortgage Association - October TBA	3.00%	10/25/43	(2,800,000)	(2,713,375)	(2,735,250)	(21,875)
Federal National Mortgage Association - October TBA	3.50%	10/25/42	(10,600,000)	(10,719,251)	(10,790,469)	(71,218)
Government National Mortgage Association - October TBA	3.50%	10/15/42	(1,700,000)	(1,697,344)	(1,747,547)	(50,203)

				$(16,673,970)	$(16,830,266)	$(156,296)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (3.8%):
1,362	BE Aerospace, Inc. *	$100,543
11,270	Boeing Co. (The)	1,324,224
1,517	Hexcel Corp. *	58,860
11,688	Honeywell International, Inc.	970,572
759	Huntington Ingalls Industries, Inc.	51,157
3,856	Lockheed Martin Corp.	491,833
2,174	Precision Castparts Corp.	494,020
1,794	Rockwell Collins, Inc.	121,741
235	Spirit AeroSystems Holdings, Inc., Class A *	5,696
774	TransDigm Group, Inc.	107,354
158	Triumph Group, Inc.	11,095
12,796	United Technologies Corp.	1,379,664

		5,116,759

Air Freight & Logistics (0.9%):
2,385	C.H. Robinson Worldwide, Inc.	142,051
3,066	Expeditors International of Washington, Inc.	135,088
10,760	United Parcel Service, Inc., Class B	983,141

		1,260,280

Airlines (0.4%):
982	Alaska Air Group, Inc.	61,493
484	Copa Holdings SA, Class A	67,116
5,811	Delta Air Lines, Inc.	137,081
1,202	Southwest Airlines Co.	17,501
5,286	United Continental Holdings, Inc. *	162,334

		445,525

Auto Components (0.6%):
71	Allison Transmission Holdings, Inc.	1,779
1,716	BorgWarner, Inc.	173,985
4,644	Delphi Automotive plc	271,302
1,250	Gentex Corp.	31,988
3,594	Goodyear Tire & Rubber Co. *	80,685
121	Lear Corp.	8,660
1,242	Tesla Motors, Inc. *^	240,227
753	Visteon Corp. *	56,957

		865,583

Automobiles (0.4%):
20,127	Ford Motor Co.	339,542
3,329	Harley-Davidson, Inc.	213,855
668	Thor Industries, Inc.	38,771

		592,168

Beverages (3.5%):
2,246	Brown-Forman Corp., Class B	153,020
56,820	Coca-Cola Co. (The)	2,152,341
4,070	Coca-Cola Enterprises, Inc.	163,655
2,144	Constellation Brands, Inc., Class A *	123,066
3,030	Dr Pepper Snapple Group, Inc.	135,805
1,988	Monster Beverage Corp. *	103,873
22,973	PepsiCo, Inc.	1,826,353

		4,658,113

Biotechnology (4.7%):
2,899	Alexion Pharmaceuticals, Inc. *	336,748
1,913	Alkermes plc *	64,315
11,141	Amgen, Inc.	1,247,124
2,700	ARIAD Pharmaceuticals, Inc. *	49,680
3,527	Biogen Idec, Inc. *	849,161
2,064	BioMarin Pharmaceutical, Inc. *	149,062

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
6,197	Celgene Corp. *	$953,904
987	Cubist Pharmaceuticals, Inc. *	62,724
22,660	Gilead Sciences, Inc. *	1,423,953
1,521	Incyte Corp. *	58,026
1,106	Medivation, Inc. *	66,294
1,192	Myriad Genetics, Inc. *	28,012
1,080	Onyx Pharmaceuticals, Inc. *	134,644
1,190	Regeneron Pharmaceuticals, Inc. *	372,315
1,461	Seattle Genetics, Inc. *	64,036
1,105	Theravance, Inc. *^	45,183
704	United Therapeutics Corp. *	55,510
3,458	Vertex Pharmaceuticals, Inc. *	262,186

		6,222,877

Building Products (0.2%):
501	A.O. Smith Corp.	22,645
374	Armstrong World Industries, Inc. *	20,555
2,128	Fortune Brands Home & Security, Inc.	88,589
763	Lennox International, Inc.	57,423
5,270	Masco Corp.	112,146

		301,358

Capital Markets (1.1%):
783	Affiliated Managers Group, Inc. *	143,007
943	Ameriprise Financial, Inc.	85,888
80	Artisan Partners Asset Management, Inc.	4,189
685	BlackRock, Inc., Class A +	185,375
2,260	Charles Schwab Corp. (The)	47,776
1,769	Eaton Vance Corp.	68,690
1,035	Federated Investors, Inc., Class B ^	28,111
6,102	Franklin Resources, Inc.	308,457
1,868	Lazard, Ltd., Class A	67,285
2,064	SEI Investments Co.	63,798
3,852	T. Rowe Price Group, Inc.	277,075
1,301	Waddell & Reed Financial, Inc., Class A	66,975

		1,346,626

Chemicals (3.6%):
967	Airgas, Inc.	102,550
459	Albemarle Corp.	28,889
2,366	Celanese Corp., Series A	124,901
2,332	Dow Chemical Co. (The)	89,549
13,674	E.I. du Pont de Nemours & Co.	800,749
2,300	Eastman Chemical Co.	179,170
3,895	Ecolab, Inc.	384,670
2,022	FMC Corp.	145,018
1,202	International Flavor & Fragrances, Inc.	98,925
6,030	LyondellBasell Industries NV, Class A	441,577
7,930	Monsanto Co.	827,654
141	NewMarket Corp.	40,595
1,929	PPG Industries, Inc.	322,259
4,393	Praxair, Inc.	528,083
854	Rockwood Holdings, Inc.	57,133
1,877	RPM International, Inc.	67,947
650	Scotts Miracle-Gro Co. (The)	35,770
1,316	Sherwin Williams Co.	239,749
1,687	Sigma Aldrich Corp.	143,901
1,308	Valspar Corp. (The)	82,966

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
969	W.R. Grace & Co. *	$84,691
265	Westlake Chemical Corp.	27,735

		4,854,481

Commercial Banks (0.0%):
69	Signature Bank *	6,315

Commercial Services & Supplies (0.4%):
478	Avery Dennison Corp.	20,803
438	Cintas Corp.	22,426
916	Clean Harbors, Inc. *	53,733
1,629	Copart, Inc. *	51,786
1,104	Corrections Corp. of America	38,143
2,321	Iron Mountain, Inc.	62,713
429	KAR Auction Services, Inc.	12,102
1,323	Pitney Bowes, Inc. ^	24,065
1,488	R.R. Donnelley & Sons Co.	23,510
918	Rollins, Inc.	24,336
1,281	Stericycle, Inc. *	147,827
1,704	Waste Connections, Inc.	77,379
565	Waste Management, Inc.	23,301

		582,124

Communications Equipment (1.6%):
1,163	F5 Networks, Inc. *	99,739
289	Harris Corp.	17,138
2,696	JDS Uniphase Corp. *	39,658
1,417	Juniper Networks, Inc. *	28,142
3,402	Motorola Solutions, Inc.	202,011
504	Palo Alto Networks, Inc. *^	23,093
25,668	QUALCOMM, Inc.	1,728,996
2,338	Riverbed Technology, Inc. *	34,111

		2,172,888

Computers & Peripherals (4.4%):
1,474	3D Systems Corp. *^	79,581
10,556	Apple, Inc.	5,032,573
15,603	EMC Corp.	398,813
2,441	NCR Corp. *	96,688
5,049	NetApp, Inc.	215,188
1,627	SanDisk Corp.	96,823
265	Stratasys, Ltd. *	26,834

		5,946,500

Construction & Engineering (0.2%):
149	Aecom Technology Corp. *	4,659
1,481	Chicago Bridge & Iron Co. NV	100,367
1,437	Fluor Corp.	101,969
664	Quanta Services, Inc. *	18,267

		225,262

Construction Materials (0.1%):
749	Eagle Materials, Inc.	54,340
670	Martin Marietta Materials, Inc.	65,774

		120,114

Consumer Finance (0.8%):
14,076	American Express Co.	1,063,020

Containers & Packaging (0.4%):
708	AptarGroup, Inc.	42,572
2,195	Ball Corp.	98,512
684	Bemis Co., Inc.	26,683
1,799	Crown Holdings, Inc. *	76,062
95	Greif, Inc., Class A	4,658
1,464	Owens-Illinois, Inc. *	43,949
1,436	Packaging Corp. of America	81,981
761	Rock-Tenn Co., Class A	77,066
2,875	Sealed Air Corp.	78,171

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
667	Silgan Holdings, Inc.	$31,349

		561,003

Distributors (0.2%):
2,175	Genuine Parts Co.	175,936
4,435	LKQ Corp. *	141,299

		317,235

Diversified Consumer Services (0.1%):
4,032	H&R Block, Inc.	107,494
2,502	Service Corp. International	46,587
222	Weight Watchers International, Inc. ^	8,296

		162,377

Diversified Financial Services (0.4%):
1,321	CBOE Holdings, Inc.	59,749
1,081	IntercontinentalExchange, Inc. *	196,115
604	Leucadia National Corp.	16,453
629	LPL Financial Holdings, Inc.	24,097
2,888	Moody’s Corp.	203,113
766	MSCI, Inc., Class A *	30,839

		530,366

Diversified Telecommunication Services (1.6%):
21	Intelsat SA *^	504
823	Level 3 Communications, Inc. *	21,966
2,188	TW Telecom, Inc. *	65,345
42,502	Verizon Communications, Inc.	1,983,143
8,479	Windstream Holdings, Inc. ^	67,832

		2,138,790

Electric Utilities (0.1%):
789	ITC Holdings Corp. ^	74,056

Electrical Equipment (0.9%):
3,617	AMETEK, Inc.	166,454
1,172	Babcock & Wilcox Co. (The)	39,520
7,987	Emerson Electric Co.	516,758
651	Hubbell, Inc., Class B	68,186
2,074	Rockwell Automation, Inc.	221,794
1,471	Roper Industries, Inc.	195,452
326	Solarcity Corp. *^	11,280

		1,219,444

Electronic Equipment, Instruments & Components (0.3%):
2,374	Amphenol Corp., Class A	183,700
141	Cdw Corp. of Delaware	3,219
272	Dolby Laboratories, Inc., Class A ^	9,387
1,497	FLIR Systems, Inc.	47,006
459	IPG Photonics Corp. ^	25,846
1,385	National Instruments Corp.	42,838
3,773	Trimble Navigation, Ltd. *	112,096

		424,092

Energy Equipment & Services (2.5%):
161	Atwood Oceanics, Inc. *	8,861
421	Baker Hughes, Inc.	20,671
2,321	Cameron International Corp. *	135,477
1,111	Dresser-Rand Group, Inc. *	69,326
614	Dril-Quip, Inc. *	70,457
3,523	FMC Technologies, Inc. *	195,245
228	Frank’s International NV *	6,824
13,845	Halliburton Co.	666,637
1,605	Oceaneering International, Inc.	130,390
666	RPC, Inc. ^	10,303
19,750	Schlumberger, Ltd.	1,745,110

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
5,249	Seadrill, Ltd. ^	$236,625

		3,295,926

Food & Staples Retailing (2.5%):
6,482	Costco Wholesale Corp.	746,207
2,088	CVS Caremark Corp.	118,494
621	Fresh Market, Inc. (The) *	29,380
7,725	Kroger Co. (The)	311,627
284	Safeway, Inc.	9,085
213	Sprouts Farmers Market, Inc. *	9,455
3,030	Sysco Corp.	96,445
10,598	Walgreen Co.	570,172
15,860	Wal-Mart Stores, Inc.	1,173,005
5,509	Whole Foods Market, Inc.	322,277

		3,386,147

Food Products (1.8%):
758	Archer-Daniels-Midland Co.	27,925
1,692	Campbell Soup Co.	68,881
5,726	ConAgra Foods, Inc.	173,727
2,541	Flowers Foods, Inc.	54,479
9,576	General Mills, Inc.	458,882
2,216	Green Mountain Coffee Roasters, Inc. *	166,931
2,228	Hershey Co.	206,090
1,863	Hillshire Brands Co.	57,269
1,969	Hormel Foods Corp. ^	82,934
143	Ingredion, Inc.	9,462
213	J.M. Smucker Co. (The)	22,374
3,558	Kellogg Co.	208,961
8,831	Kraft Foods Group, Inc., Class A	463,098
1,959	McCormick & Co.	126,747
3,007	Mead Johnson Nutrition Co.	223,300
291	Pinnacle Foods, Inc.	7,703
2,097	WhiteWave Foods Co., Class A *	41,877

		2,400,640

Gas Utilities (0.1%):
2,877	ONEOK, Inc.	153,401
342	Questar Corp. +	7,692

		161,093

Health Care Equipment & Supplies (1.6%):
8,051	Baxter International, Inc.	528,870
2,885	Becton, Dickinson & Co.	288,558
1,195	C.R. Bard, Inc.	137,664
522	Cooper Cos., Inc. (The)	67,698
605	DENTSPLY International, Inc.	26,263
1,674	Edwards Lifesciences Corp. *	116,561
1,194	Hologic, Inc. *	24,656
792	IDEXX Laboratories, Inc. *	78,923
597	Intuitive Surgical, Inc. *	224,633
2,104	ResMed, Inc. ^	111,133
832	Sirona Dental Systems, Inc. *	55,686
2,677	St. Jude Medical, Inc.	143,594
2,869	Stryker Corp.	193,916
1,605	Varian Medical Systems, Inc. *	119,942
143	Zimmer Holdings, Inc.	11,746

		2,129,843

Health Care Providers & Services (1.8%):
1,483	Aetna, Inc.	94,942
3,430	AmerisourceBergen Corp.	209,573
1,504	Brookdale Senior Living, Inc. *	39,555
3,058	Catamaran Corp. *	140,515
250	CIGNA Corp.	19,215

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
111	Community Health Systems, Inc.	$4,607
2,736	DaVita, Inc. *	155,678
463	Envision Healthcare Holdings, Inc. *	12,052
10,614	Express Scripts Holding Co. *	655,732
296	HCA Holdings, Inc.	12,654
3,925	Health Management Associates, Inc., Class A *	50,240
1,294	Henry Schein, Inc. *	134,188
1,379	Laboratory Corp. of America Holdings *	136,714
3,366	McKesson, Inc.	431,858
493	MEDNAX, Inc. *	49,497
1,185	Patterson Cos., Inc.	47,637
158	Quest Diagnostics, Inc. ^	9,763
1,567	Tenet Healthcare Corp. *	64,545
924	Universal Health Services, Inc., Class B	69,291

		2,338,256

Health Care Services (0.0%):
185	Quintiles Transnational Holdings, Inc. *	8,303

Health Care Technology (0.2%):
4,405	Cerner Corp. *	231,483

Hotels, Restaurants & Leisure (3.2%):
585	Bally Technologies, Inc. *	42,155
983	Brinker International, Inc.	39,841
1,519	Burger King Worldwide, Inc.	29,651
460	Chipotle Mexican Grill, Inc. *	197,202
37	Choice Hotels International, Inc. ^	1,598
1,283	Darden Restaurants, Inc.	59,390
851	Domino’s Pizza, Inc.	57,825
1,555	Dunkin’ Brands Group, Inc.	70,379
3,809	International Game Technology	72,104
5,806	Las Vegas Sands Corp.	385,635
3,050	Marriott International, Inc., Class A	128,283
14,893	McDonald’s Corp.	1,432,857
383	Norwegian Cruise Line Holdings, Ltd. *	11,816
410	Panera Bread Co., Class A *	64,997
461	SeaWorld Entertainment, Inc.	13,659
11,122	Starbucks Corp.	856,060
1,212	Starwood Hotels & Resorts Worldwide, Inc.	80,537
2,014	Wyndham Worldwide Corp.	122,794
1,198	Wynn Resorts, Ltd.	189,296
6,682	Yum! Brands, Inc.	477,028

		4,333,107

Household Durables (0.3%):
1,887	Jarden Corp. *	91,331
2,528	Newell Rubbermaid, Inc.	69,520
59	NVR, Inc. *	54,232
5,703	PulteGroup, Inc.	94,099
422	Taylor Morrison Home Corp., Class A *	9,558
885	Tempur-Pedic International, Inc. *	38,905
770	Tupperware Brands Corp. ^	66,505

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
84	Whirlpool Corp.	$12,301

		436,451

Household Products (1.1%):
2,049	Church & Dwight Co., Inc.	123,042
1,635	Clorox Co. (The)	133,612
13,856	Colgate-Palmolive Co.	821,661
4,776	Kimberly-Clark Corp.	449,995

		1,528,310

Independent Power Producers & Energy Traders (0.0%):
686	Calpine Corp. *	13,329

Industrial Conglomerates (0.9%):
8,674	3M Co.	1,035,763
49	Carlisle Cos., Inc.	3,444
1,801	Danaher Corp.	124,845

		1,164,052

Insurance (0.9%):
173	Allied World Assurance Co. Holdings AG	17,194
160	American Financial Group, Inc.	8,650
3,540	Aon plc	263,518
127	Arch Capital Group, Ltd. *	6,875
1,882	Arthur J. Gallagher & Co.	82,149
460	Axis Capital Holdings, Ltd.	19,922
817	Brown & Brown, Inc.	26,226
561	Chubb Corp. (The)	50,075
222	Endurance Specialty Holdings, Ltd.	11,926
376	Erie Indemnity Co., Class A	27,249
190	Hanover Insurance Group, Inc. (The)	10,511
372	Loews Corp.	17,387
5,470	Marsh & McLennan Cos., Inc.	238,218
7,203	Progressive Corp. (The)	196,138
2,646	Prudential Financial, Inc.	206,335
1,507	Travelers Cos., Inc. (The)	127,748
136	Validus Holdings, Ltd.	5,029

		1,315,150

Internet & Catalog Retail (2.3%):
5,462	Amazon.com, Inc. *	1,707,639
1,559	Expedia, Inc.	80,741
6,108	Groupon, Inc. *	68,471
855	HomeAway, Inc. *^	23,940
649	Liberty Media Corp. - Interactive, Class A *	15,232
557	Liberty Ventures, Inc., Series A *	49,111
747	Netflix, Inc. *	230,980
767	Priceline.com, Inc. *	775,398
1,662	TripAdvisor, Inc. *	126,046

		3,077,558

Internet Software & Services (5.2%):
2,635	Akamai Technologies, Inc. *	136,230
19,279	eBay, Inc. *	1,075,575
733	Equinix, Inc. *	134,615
25,309	Facebook, Inc., Class A *	1,271,524
4,007	Google, Inc., Class A *	3,509,772
1,130	IAC/InterActiveCorp	61,777
1,437	LinkedIn Corp., Class A *	353,588
1,677	Rackspace Hosting, Inc. *	88,479
2,106	VeriSign, Inc. *	107,174

		6,738,734

Shares		Fair Value
Common Stocks, continued
IT Services (6.6%):
9,547	Accenture plc, Class A	$703,041
731	Alliance Data Systems Corp. *^	154,585
7,208	Automatic Data Processing, Inc.	521,715
438	Booz Allen Hamilton Holding Corp.	8,462
1,835	Broadridge Financial Solutions, Inc.	58,261
4,480	Cognizant Technology Solutions Corp., Class A *	367,898
420	DST Systems, Inc.	31,672
439	Fidelity National Information Services, Inc.	20,387
1,978	Fiserv, Inc. *	199,877
1,003	FleetCor Technologies, Inc. *	110,490
1,375	Gartner, Inc. *	82,500
2,544	Genpact, Ltd. *	48,031
1,154	Global Payments, Inc.	58,946
15,465	International Business Machines Corp.	2,863,808
1,253	Jack Henry & Associates, Inc.	64,667
1,110	Lender Processing Services, Inc.	36,930
1,736	MasterCard, Inc., Class A	1,167,946
996	NeuStar, Inc., Class A *	49,282
4,349	Paychex, Inc.	176,743
2,427	Teradata Corp. *	134,553
1,919	Total System Services, Inc.	56,457
1,324	Vantive, Inc., Class A *	36,993
7,762	Visa, Inc., Class A	1,483,318
8,274	Western Union Co.	154,393

		8,590,955

Leisure Equipment & Products (0.3%):
1,423	Hasbro, Inc.	67,080
5,130	Mattel, Inc.	214,742
957	Polaris Industries, Inc.	123,625

		405,447

Leisure Facilities (0.0%):
1,000	Six Flags Entertainment Corp.	33,790

Life Sciences Tools & Services (0.5%):
615	Agilent Technologies, Inc.	31,519
1,656	Bruker Corp. *	34,196
335	Charles River Laboratories International, Inc. *	15,497
815	Covance, Inc. *	70,465
1,847	Illumina, Inc. *	149,293
1,662	Life Technologies Corp. *	124,367
445	Mettler-Toledo International, Inc. *	106,840
259	Techne Corp.	20,736
1,271	Waters Corp. *	134,993

		687,906

Machinery (1.9%):
1,768	Caterpillar, Inc.	147,398
1,248	Colfax Corp. *	70,500
678	Crane Co.	41,812
2,312	Cummins, Inc.	307,195
5,764	Deere & Co.	469,133
1,978	Donaldson Co., Inc.	75,421
1,875	Dover Corp.	168,431
2,123	Flowserve Corp.	132,454
922	Graco, Inc.	68,283
112	Harsco Corp.	2,789
1,117	IDEX Corp.	72,884

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,087	Illinois Tool Works, Inc.	$159,175
3,161	Ingersoll-Rand plc	205,275
1,361	ITT Corp.	48,928
1,218	Lincoln Electric Holdings, Inc.	81,143
2,020	Manitowoc Co., Inc. (The)	39,552
111	Navistar International Corp. *^	4,049
947	Nordson Corp.	69,728
691	PACCAR, Inc.	38,461
1,648	Pall Corp.	126,962
100	Snap-On, Inc.	9,950
216	Stanley Black & Decker, Inc.	19,563
876	Toro Co.	47,611
405	Valmont Industries, Inc.	56,259
851	WABCO Holdings, Inc. *	71,705
1,413	Wabtec Corp.	88,835
171	Xylem, Inc.	4,776

		2,628,272

Marine (0.0%):
508	Kirby Corp. *	43,967

Media (5.2%):
871	AMC Networks, Inc., Class A *	59,646
2,949	Cablevision Systems Corp., Class A	49,661
8,349	CBS Corp., Class B	460,531
981	Charter Communications, Inc., Class A *	132,200
1,738	Cinemark Holdings, Inc.	55,164
459	Clear Channel Outdoor Holdings, Inc., Class A *	3,764
36,017	Comcast Corp., Class A	1,626,167
7,755	DIRECTV, Inc., Class A *	463,361
3,635	Discovery Communications, Inc., Class A *	306,867
3,097	DISH Network Corp., Class A	139,396
2,950	Interpublic Group of Cos., Inc. (The)	50,681
1,193	Lamar Advertising Co. *	56,107
4,946	Liberty Global plc, Class A *	392,465
1,222	Lions Gate Entertainment Corp. *	42,831
926	Madison Square Garden, Inc., Class A *	53,773
1,916	McGraw-Hill Cos., Inc. (The)	125,670
313	Morningstar, Inc.	24,808
5,383	News Corp., Class A *	86,451
3,841	Omnicom Group, Inc.	243,673
2,106	Pandora Media, Inc. *^	52,924
273	Regal Entertainment Group, Class A ^	5,182
1,626	Scripps Networks Interactive, Class A	127,007
21,341	Sirius XM Radio, Inc.	82,590
1,557	Starz - Liberty Capital *	43,798
4,322	Time Warner Cable, Inc.	482,335
21,757	Twenty-First Century Fox, Inc.	728,859
7,203	Viacom, Inc., Class B	602,027
5,939	Walt Disney Co. (The)	383,006

		6,880,944

Metals & Mining (0.1%):
499	Compass Minerals International, Inc.	38,059
247	Royal Gold, Inc.	12,019
2,298	Southern Copper Corp.	62,597

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
128	Tahoe Resources, Inc. *	$2,294

		114,969

Multiline Retail (1.0%):
233	Big Lots, Inc. *	8,642
275	Dillard’s, Inc., Class A	21,533
4,860	Dollar General Corp. *	274,396
3,324	Dollar Tree, Inc. *	190,000
1,421	Family Dollar Stores, Inc.	102,340
4,417	Macy’s, Inc.	191,124
2,151	Nordstrom, Inc.	120,886
7,473	Target Corp.	478,122

		1,387,043

Office Electronics (0.0%):
47	Zebra Technologies Corp., Class A *	2,140

Oil, Gas & Consumable Fuels (2.3%):
417	Anadarko Petroleum Corp.	38,777
6,261	Cabot Oil & Gas Corp.	233,661
3,563	Cheniere Energy, Inc. *	121,641
3,719	Cobalt International Energy, Inc. *	92,454
1,555	Concho Resources, Inc. *	169,200
643	Continental Resources, Inc. *^	68,968
236	CVR Energy, Inc.	9,091
3,784	EOG Resources, Inc.	640,555
2,044	EQT Corp.	181,344
954	Gulfport Energy Corp. *	61,380
9,011	Kinder Morgan, Inc.	320,520
1,529	Kosmos Energy LLC *	15,718
520	Laredo Petroleum Holdings, Inc. *	15,434
689	Noble Energy, Inc.	46,170
1,416	Oasis Petroleum, Inc. *	69,568
1,498	Pioneer Natural Resources Co.	282,822
274	QEP Resources, Inc.	7,587
2,422	Range Resources Corp.	183,806
966	SM Energy Co.	74,566
5,221	Southwestern Energy Co. *	189,940
143	Whiting Petroleum Corp. *	8,559
5,567	Williams Cos., Inc. (The)	202,416
208	World Fuel Services Corp.	7,760

		3,041,937

Paper & Forest Products (0.2%):
5,683	International Paper Co.	254,598

Personal Products (0.4%):
6,430	Avon Products, Inc.	132,458
562	Coty, Inc., Class A	9,110
3,440	Estee Lauder Co., Inc. (The), Class A	240,456
1,250	Herbalife, Ltd.	87,213
867	Nu Skin Enterprises, Inc., Class A	83,007

		552,244

Pharmaceuticals (3.3%):
23,527	Abbvie, Inc.	1,052,362
1,981	Actavis, Inc. *	285,264
4,403	Allergan, Inc.	398,251
21,009	Bristol-Myers Squibb Co.	972,297
3,224	Eli Lilly & Co.	162,264
1,638	Endo Health Solutions, Inc. *	74,431
756	Jazz Pharmaceuticals plc *	69,529
5,382	Johnson & Johnson Co.	466,566
5,660	Mylan, Inc. *	216,042

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,397	Perrigo Co.	$172,362
862	Pharmacyclics, Inc. *	119,318
928	Salix Pharmaceuticals, Ltd. *	62,065
3,427	Warner Chilcott plc, Class A *	78,307
7,426	Zoetis, Inc.	231,097

		4,360,155

Professional Services (0.4%):
560	Dun & Bradstreet Corp.	58,156
1,782	Equifax, Inc.	106,653
971	IHS, Inc., Class A *	110,869
488	Nielsen Holdings NV	17,788
2,042	Robert Half International, Inc.	79,699
2,248	Verisk Analytics, Inc., Class A *	146,030

		519,195

Real Estate Investment Trusts (REITs) (1.7%):
145	American Homes 4 Rent, Class A *	2,342
5,875	American Tower Corp.	435,514
1,213	Apartment Investment & Management Co., Class A	33,891
218	Boston Properties, Inc.	23,304
807	CBL & Associates Properties, Inc.	15,414
1,483	Digital Realty Trust, Inc. ^	78,747
912	Equity Lifestyle Properties, Inc.	31,163
134	Extra Space Storage, Inc.	6,131
649	Federal Realty Investment Trust	65,841
1,758	OMEGA Healthcare Investors, Inc.	52,511
2,408	Plum Creek Timber Co., Inc.	112,767
1,983	Public Storage, Inc.	318,371
1,862	Rayonier, Inc.	103,620
581	Regency Centers Corp.	28,091
207	Senior Housing Properties Trust	4,831
3,441	Simon Property Group, Inc.	510,059
1,081	Spirit Realty Capital, Inc.	9,924
1,399	Tanger Factory Outlet Centers, Inc.	45,677
177	Taubman Centers, Inc.	11,914
1,961	Ventas, Inc.	120,602
549	Vornado Realty Trust	46,149
8,649	Weyerhaeuser Co.	247,621

		2,304,484

Real Estate Management & Development (0.1%):
4,109	CBRE Group, Inc. *	95,042
1,562	Realogy Holdings Corp. *	67,197
44	St. Joe Co. (The) *^	863

		163,102

Road & Rail (1.4%):
60	AMERCO, Inc.	11,048
1,631	Avis Budget Group, Inc. *	47,022
312	Con-way, Inc.	13,444
7,574	CSX Corp.	194,955
287	Genesee & Wyoming, Inc., Class A *	26,682
5,138	Hertz Global Holdings, Inc. *	113,858
1,349	J.B. Hunt Transport Services, Inc.	98,383
1,636	Kansas City Southern Industries, Inc.	178,913

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
693	Landstar System, Inc.	$38,794
863	Norfolk Southern Corp.	66,753
1,074	Old Dominion Freight Line, Inc. *	49,393
6,935	Union Pacific Corp.	1,077,283

		1,916,528

Semiconductors & Semiconductor Equipment (1.7%):
9,173	Advanced Micro Devices, Inc. *^	34,857
1,672	Altera Corp.	62,132
1,960	Analog Devices, Inc.	92,218
11,797	Applied Materials, Inc.	206,919
6,487	Atmel Corp. *	48,263
3,348	Avago Technologies, Ltd.	144,366
3,679	Broadcom Corp., Class A	95,691
1,739	Cree, Inc. *	104,670
383	Freescale Semiconductor Holdings I, Ltd. *	6,377
4,778	Intel Corp.	109,512
576	Lam Research Corp. *	29,485
3,464	Linear Technology Corp.	137,382
964	LSI Corp.	7,538
4,316	Maxim Integrated Products, Inc.	128,617
2,920	Microchip Technology, Inc. ^	117,647
6,482	ON Semiconductor Corp. *	47,319
557	Silicon Laboratories, Inc. *	23,789
2,405	Skyworks Solutions, Inc. *	59,740
16,476	Texas Instruments, Inc.	663,490
3,919	Xilinx, Inc.	183,644

		2,303,656

Software (6.4%):
2,907	Adobe Systems, Inc. *	150,990
1,381	Ansys, Inc. *	119,484
2,628	Autodesk, Inc. *	108,195
4,167	Cadence Design Systems, Inc. *	56,255
2,779	Citrix Systems, Inc. *	196,225
694	Concur Technologies, Inc. *	76,687
3,424	Electronic Arts, Inc. *	87,483
641	FactSet Research Systems, Inc.	69,933
2,071	Fortinet, Inc. *	41,958
1,636	Informatica Corp. *	63,755
4,410	Intuit, Inc.	292,427
177	Micros Systems, Inc. *	8,839
124,061	Microsoft Corp.	4,132,472
530	NetSuite, Inc. *	57,208
52,743	Oracle Corp.	1,749,485
2,816	Red Hat, Inc. *	129,930
183	Rovi Corp. *	3,508
8,763	Salesforce.com, Inc. *	454,887
1,195	ServiceNow, Inc. *	62,080
978	Solarwinds, Inc. *	34,289
1,043	Solera Holdings, Inc.	55,143
1,507	Splunk, Inc. *	90,480
7,533	Symantec Corp.	186,442
143	Tableau Software, Inc., Class A *	10,187
2,484	TIBCO Software, Inc. *	63,566
1,265	VMware, Inc., Class A *	102,339
561	Workday, Inc., Class A *	45,402

		8,449,649

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (4.3%):
173	Aaron’s, Inc.	$4,792
138	Abercrombie & Fitch Co., Class A	4,881
1,073	Advance Auto Parts, Inc.	88,716
1,878	American Eagle Outfitters, Inc.	26,273
278	Ascena Retail Group, Inc. *	5,541
769	AutoNation, Inc. *	40,119
527	AutoZone, Inc. *	222,779
3,247	Bed Bath & Beyond, Inc. *	251,188
1,103	Best Buy Co., Inc.	41,363
719	Cabela’s, Inc., Class A *	45,319
3,335	CarMax, Inc. *	161,647
2,298	Chico’s FAS, Inc.	38,285
1,479	Dick’s Sporting Goods, Inc.	78,949
492	DSW, Inc., Class A	41,977
268	Foot Locker, Inc.	9,096
4,147	Gap, Inc. (The)	167,041
1,438	GNC Holdings, Inc., Class A	78,558
21,701	Home Depot, Inc. (The)	1,646,020
3,565	L Brands, Inc.	217,822
16,170	Lowe’s Cos., Inc.	769,854
1,641	O’Reilly Automotive, Inc. *	209,375
1,528	PetSmart, Inc.	116,525
3,265	Ross Stores, Inc.	237,692
2,474	Sally Beauty Holdings, Inc. *	64,720
106	Signet Jewelers, Ltd.	7,595
1,658	Tiffany & Co.	127,036
10,692	TJX Cos., Inc. (The)	602,922
2,072	Tractor Supply Co.	139,176
938	Ulta Salon, Cosmetics & Fragrance, Inc. *	112,053
1,624	Urban Outfitters, Inc. *	59,714
1,434	Williams-Sonoma, Inc.	80,591

		5,697,619

Textiles, Apparel & Luxury Goods (1.6%):
863	Carter’s, Inc.	65,493
4,174	Coach, Inc.	227,608
229	Deckers Outdoor Corp. *^	15,096
757	Fossil Group, Inc. *	87,994
1,449	Hanesbrands, Inc.	90,287
2,993	Michael Kors Holdings, Ltd. *	223,038
10,522	Nike, Inc., Class B	764,319
1,067	PVH Corp.	126,642
891	Ralph Lauren Corp.	146,774
1,243	Under Armour, Inc., Class A *^	98,756
1,301	V.F. Corp.	258,964

		2,104,971

Thrifts & Mortgage Finance (0.1%):
324	Nationstar Mortgage Holdings, Inc. *^	18,219
1,519	Ocwen Financial Corp. *	84,714

		102,933

Tobacco (2.7%):
29,839	Altria Group, Inc.	1,024,970
5,611	Lorillard, Inc.	251,261
24,296	Philip Morris International, Inc.	2,103,790
3,544	Reynolds American, Inc.	172,876

		3,552,897

Trading Companies & Distributors (0.5%):
4,406	Fastenal Co.	221,402
575	HD Supply Holdings, Inc.	12,633
539	MRC Global, Inc. *	14,445
691	MSC Industrial Direct Co., Inc., Class A	56,213

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,381	United Rentals, Inc. *	$80,498
876	W.W. Grainger, Inc.	229,258

		614,449

Water Utilities (0. 0%):
2,332	Aqua America, Inc.	57,670

Wireless Telecommunication Services (0.4%):
4,364	Crown Castle International Corp. *	318,704
1,892	SBA Communications Corp., Class A *	152,230
1,749	Sprint Corp. *	10,861

		481,795

Total Common Stocks (Cost $89,008,231)		131,019,053

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.4%):
$1,816,093	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	1,816,093

Total Securities Held as Collateral for Securities on Loan (Cost $1,816,093)		1,816,093

Unaffiliated Investment Company (1.7%):
2,281,351	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,281,351

Total Unaffiliated Investment Company (Cost $2,281,351)		2,281,351

Total Investment Securities (Cost $93,105,675)(c) - 101.3%		135,116,497
Net other assets (liabilities) - (1.3)%		(1,717,286)

Net Assets - 100.0%		$133,399,211

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $1,765,459.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $130,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini December Futures	Long	12/23/13	9	$577,620	$5,934
S&P 500 Index E-Mini December Futures	Long	12/23/13	22	1,841,730	(1,709)

Total					$4,225

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (1.2%):
684	Alliant Techsystems, Inc.	$66,731
138	BE Aerospace, Inc. *	10,187
4,079	Exelis, Inc.	64,081
6,470	General Dynamics Corp.	566,254
1,950	L-3 Communications Holdings, Inc.	184,275
5,095	Northrop Grumman Corp.	485,350
7,050	Raytheon Co.	543,344
321	Rockwell Collins, Inc.	21,783
2,253	Spirit AeroSystems Holdings, Inc., Class A *	54,613
6,021	Textron, Inc.	166,240
891	Triumph Group, Inc.	62,566
1,255	United Technologies Corp.	135,314

		2,360,738

Air Freight & Logistics (0.4%):
6,865	FedEx Corp.	783,365

Airlines (0.2%):
118	Alaska Air Group, Inc.	7,389
10,058	Delta Air Lines, Inc.	237,269
13,929	Southwest Airlines Co.	202,806

		447,464

Auto Components (0.5%):
642	Allison Transmission Holdings, Inc.	16,082
1,324	Gentex Corp.	33,881
14,840	Johnson Controls, Inc.	615,860
1,549	Lear Corp.	110,862
2,332	TRW Automotive Holdings Corp. *	166,295

		942,980

Automobiles (0.8%):
54,269	Ford Motor Co.	915,518
18,040	General Motors Co. *	648,899

		1,564,417

Beverages (0.2%):
3,486	Beam, Inc.	225,370
196	Constellation Brands, Inc., Class A *	11,250
3,027	Molson Coors Brewing Co., Class B	151,744

		388,364

Building Products (0.1%):
960	A.O. Smith Corp.	43,392
432	Fortune Brands Home & Security, Inc.	17,984
2,568	Owens Corning, Inc. *	97,533

		158,909

Capital Markets (3.3%):
6,635	American Capital, Ltd. *	91,231
2,973	Ameriprise Financial, Inc.	270,781
5,809	Ares Capital Corp.	100,438
161	Artisan Partners Asset Management, Inc.	8,430
25,124	Bank of New York Mellon Corp. (The)	758,493
1,830	BlackRock, Inc., Class A +	495,235
20,547	Charles Schwab Corp. (The)	434,364
6,217	E*TRADE Financial Corp. *	102,581
530	Federated Investors, Inc., Class B ^	14,395
9,933	Goldman Sachs Group, Inc. (The)	1,571,499

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
9,634	Invesco, Ltd.	$307,325
2,407	Legg Mason, Inc. ^	80,490
32,987	Morgan Stanley	888,999
5,183	Northern Trust Corp.	281,903
2,642	Raymond James Financial, Inc.	110,092
170	SEI Investments Co.	5,255
9,880	State Street Corp.	649,610
5,046	TD Ameritrade Holding Corp.	132,104

		6,303,225

Chemicals (1.3%):
4,513	Air Products & Chemicals, Inc.	480,950
1,181	Albemarle Corp.	74,332
1,712	Ashland, Inc.	158,326
1,384	Cabot Corp.	59,111
1,285	CF Industries Holdings, Inc.	270,917
790	Cytec Industries, Inc.	64,274
22,769	Dow Chemical Co. (The)	874,330
4,189	Huntsman Corp.	86,335
405	Kronos Worldwide, Inc. ^	6,273
6,501	Mosaic Co. (The)	279,673
279	PPG Industries, Inc.	46,610
461	Rockwood Holdings, Inc.	30,841
183	RPM International, Inc.	6,625
147	Sigma Aldrich Corp.	12,539
213	W.R. Grace & Co. *	18,616
61	Westlake Chemical Corp.	6,384

		2,476,136

Commercial Banks (5.5%):
3,579	Associated Banc-Corp.	55,439
990	Bank of Hawaii Corp.	53,906
15,202	BB&T Corp.	513,068
561	BOK Financial Corp.	35,539
4,200	CapitalSource, Inc.	49,896
4,361	CIT Group, Inc. *	212,686
1,014	City National Corp.	67,593
4,044	Comerica, Inc.	158,970
1,646	Commerce Bancshares, Inc.	72,111
1,115	Cullen/Frost Bankers, Inc. ^	78,663
2,935	East West Bancorp, Inc.	93,773
18,945	Fifth Third Bancorp	341,768
164	First Citizens BancShares, Inc., Class A	33,718
5,216	First Horizon National Corp.	57,324
7,672	First Niagara Financial Group, Inc.	79,559
2,523	First Republic Bank	117,647
4,361	Fulton Financial Corp.	50,936
17,997	Huntington Bancshares, Inc.	148,655
19,861	KeyCorp	226,415
2,795	M&T Bank Corp.	312,816
11,469	PNC Financial Services Group, Inc.	830,929
2,238	Popular, Inc. *	58,703
30,622	Regions Financial Corp.	283,560
925	Signature Bank *	84,656
11,703	SunTrust Banks, Inc.	379,411
977	SVB Financial Group *	84,383
19,574	Synovus Financial Corp.	64,594
3,553	TCF Financial Corp.	50,737
40,075	U.S. Bancorp	1,465,944
4,283	Valley National Bancorp ^	42,616
104,586	Wells Fargo & Co.	4,321,495

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
3,898	Zions Bancorp	$106,883

		10,534,393

Commercial Services & Supplies (0.6%):
4,741	ADT Corp. (The)	192,769
1,473	Avery Dennison Corp.	64,105
1,606	Cintas Corp.	82,227
915	Corrections Corp. of America	31,613
2,351	Covanta Holding Corp.	50,264
371	Iron Mountain, Inc.	10,024
1,032	KAR Auction Services, Inc.	29,113
2,473	Pitney Bowes, Inc. ^	44,984
1,799	R.R. Donnelley & Sons Co. ^	28,424
5,856	Republic Services, Inc.	195,356
149	Waste Connections, Inc.	6,766
9,307	Waste Management, Inc.	383,822

		1,119,467

Communications Equipment (1.7%):
9,428	Brocade Communications Systems, Inc. *	75,895
115,772	Cisco Systems, Inc.	2,711,380
880	EchoStar Corp., Class A *	38,667
1,962	Harris Corp.	116,347
1,177	JDS Uniphase Corp. *	17,314
8,936	Juniper Networks, Inc. *	177,469
284	Motorola Solutions, Inc.	16,864
3,869	Polycom, Inc. *	42,249
198	Riverbed Technology, Inc. *	2,889

		3,199,074

Computers & Peripherals (2.5%):
4,942	Apple, Inc.	2,356,098
27,143	Dell, Inc.	373,759
1,380	Diebold, Inc.	40,517
22,756	EMC Corp.	581,643
42,114	Hewlett-Packard Co.	883,552
1,413	Lexmark International, Inc., Class A	46,629
2,878	SanDisk Corp.	171,270
308	Stratasys, Ltd. *	31,188
4,577	Western Digital Corp.	290,182

		4,774,838

Construction & Engineering (0.3%):
2,018	Aecom Technology Corp. *	63,103
1,416	Fluor Corp.	100,479
2,834	Jacobs Engineering Group, Inc. *	164,882
3,224	KBR, Inc.	105,231
3,576	Quanta Services, Inc. *	98,376
1,648	URS Corp.	88,580

		620,651

Construction Materials (0.1%):
2,816	Vulcan Materials Co.	145,897

Consumer Finance (0.9%):
12,655	Capital One Financial Corp.	869,904
10,625	Discover Financial Services	536,988
9,622	SLM Corp.	239,588

		1,646,480

Containers & Packaging (0.2%):
431	AptarGroup, Inc.	25,916
1,250	Bemis Co., Inc.	48,763
457	Crown Holdings, Inc. *	19,322
546	Greif, Inc., Class A	26,770
3,835	MeadWestvaco Corp.	147,188
1,470	Owens-Illinois, Inc. *	44,129

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
436	Rock-Tenn Co., Class A	$44,154
2,194	Sonoco Products Co.	85,434

		441,676

Distributors (0.0%):
185	Genuine Parts Co.	14,965

Diversified Consumer Services (0.1%):
2,114	Apollo Group, Inc., Class A *^	43,993
1,322	DeVry, Inc.	40,400
1,002	Service Corp. International	18,657
267	Weight Watchers International, Inc. ^	9,978

		113,028

Diversified Financial Services (6.2%):
233,531	Bank of America Corp.	3,222,728
65,917	Citigroup, Inc.	3,197,634
6,865	CME Group, Inc.	507,186
1,626	ING U.S., Inc.	47,495
1,054	Interactive Brokers Group, Inc., Class A	19,784
81,877	JPMorgan Chase & Co.	4,232,221
5,528	Leucadia National Corp.	150,583
265	LPL Financial Holdings, Inc.	10,152
1,521	MSCI, Inc., Class A *	61,235
2,439	NASDAQ OMX Group, Inc. (The)	78,268
5,263	NYSE Euronext	220,941

		11,748,227

Diversified Telecommunication Services (2.4%):
116,544	AT&T, Inc.	3,941,518
13,226	CenturyLink, Inc.	415,032
21,672	Frontier Communications Corp. ^	90,372
458	Intelsat SA *^	10,992
2,340	Level 3 Communications, Inc. *	62,455
702	Windstream Holdings, Inc. ^	5,616

		4,525,985

Electric Utilities (3.1%):
10,530	American Electric Power Co., Inc.	456,476
15,289	Duke Energy Corp.	1,020,998
7,059	Edison International	325,138
3,861	Entergy Corp.	243,977
18,541	Exelon Corp.	549,555
9,061	FirstEnergy Corp.	330,273
3,332	Great Plains Energy, Inc.	73,970
2,136	Hawaiian Electric Industries, Inc.	53,614
9,199	NextEra Energy, Inc.	737,392
6,817	Northeast Utilities	281,201
5,111	NV Energy, Inc.	120,671
4,296	OGE Energy Corp.	155,043
5,387	Pepco Holdings, Inc.	99,444
2,383	Pinnacle West Capital Corp.	130,445
13,511	PPL Corp.	410,464
18,856	Southern Co. (The)	776,490
2,750	Westar Energy, Inc. ^	84,288

		5,849,439

Electrical Equipment (0.6%):
755	Babcock & Wilcox Co. (The)	25,459
10,249	Eaton Corp. plc	705,541
3,925	Emerson Electric Co.	253,947
354	Hubbell, Inc., Class B	37,078

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
975	Regal-Beloit Corp.	$66,232

		1,088,257

Electronic Equipment, Instruments & Components (0.6%):
2,230	Arrow Electronics, Inc. *	108,222
2,991	Avnet, Inc.	124,755
1,040	AVX Corp.	13,655
373	Cdw Corp. of Delaware	8,516
31,885	Corning, Inc.	465,202
588	Dolby Laboratories, Inc., Class A ^	20,292
933	FLIR Systems, Inc.	29,296
3,307	Ingram Micro, Inc., Class A *	76,226
4,392	Jabil Circuit, Inc.	95,219
3,014	Molex, Inc.	116,099
823	Tech Data Corp. *	41,076
2,873	Vishay Intertechnology, Inc. *	37,033

		1,135,591

Energy Equipment & Services (1.2%):
1,011	Atwood Oceanics, Inc. *	55,645
8,967	Baker Hughes, Inc.	440,280
1,989	Cameron International Corp. *	116,098
1,496	Diamond Offshore Drilling, Inc. ^	93,231
414	Frank’s International NV *	12,391
2,056	Helmerich & Payne, Inc.	141,761
5,114	McDermott International, Inc. *	37,997
6,385	Nabors Industries, Ltd.	102,543
9,257	National-Oilwell Varco, Inc.	723,065
1,191	Oil States International, Inc. *	123,221
3,185	Patterson-UTI Energy, Inc.	68,095
2,696	Rowan Cos. plc, Class A *	98,997
293	RPC, Inc. ^	4,533
3,458	Superior Energy Services, Inc. *	86,588
1,062	Tidewater, Inc.	62,966
1,056	Unit Corp. *	49,093

		2,216,504

Food & Staples Retailing (1.5%):
23,474	CVS Caremark Corp.	1,332,149
4,815	Safeway, Inc.	154,032
130	Sprouts Farmers Market, Inc. *	5,771
8,409	Sysco Corp.	267,658
5,069	Walgreen Co.	272,712
11,756	Wal-Mart Stores, Inc.	869,474

		2,901,796

Food Products (1.3%):
13,190	Archer-Daniels-Midland Co.	485,920
3,187	Bunge, Ltd.	241,925
1,297	Campbell Soup Co.	52,801
676	ConAgra Foods, Inc.	20,510
2,023	Dean Foods Co. *	39,044
1,474	Ingredion, Inc.	97,535
2,019	J.M. Smucker Co. (The)	212,076
440	Kellogg Co.	25,841
38,657	Mondelez International, Inc., Class A	1,214,602
309	Pinnacle Foods, Inc.	8,179
6,066	Tyson Foods, Inc., Class A	171,546

		2,569,979

Gas Utilities (0.3%):
2,561	AGL Resources, Inc.	117,883
1,963	Atmos Energy Corp.	83,604
1,595	National Fuel Gas Co.	109,672
269	ONEOK, Inc.	14,343

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
3,303	Questar Corp. +	$74,284
2,467	UGI Corp.	96,534

		496,320

Health Care Equipment & Supplies (2.3%):
33,770	Abbott Laboratories	1,120,826
1,747	Alere, Inc. *	53,406
29,229	Boston Scientific Corp. *	343,148
4,763	CareFusion Corp. *	175,755
271	Cooper Cos., Inc. (The)	35,146
10,192	Covidien plc	621,101
2,239	DENTSPLY International, Inc.	97,195
1,259	Hill-Rom Holdings, Inc.	45,110
4,123	Hologic, Inc. *	85,140
22,010	Medtronic, Inc.	1,172,033
2,235	St. Jude Medical, Inc.	119,885
3,006	Stryker Corp.	203,176
891	Teleflex, Inc.	73,311
3,444	Zimmer Holdings, Inc.	282,890

		4,428,122

Health Care Providers & Services (2.5%):
6,014	Aetna, Inc.	385,016
7,406	Cardinal Health, Inc.	386,223
5,822	CIGNA Corp.	447,479
1,849	Community Health Systems, Inc.	76,734
370	Envision Healthcare Holdings, Inc. *	9,631
2,232	Express Scripts Holding Co. *	137,893
5,375	HCA Holdings, Inc.	229,781
1,711	Health Net, Inc. *	54,239
3,411	Humana, Inc.	318,349
998	LifePoint Hospitals, Inc. *	46,537
383	MEDNAX, Inc. *	38,453
2,282	Omnicare, Inc.	126,651
200	Patterson Cos., Inc.	8,040
3,198	Quest Diagnostics, Inc. ^	197,604
22,096	UnitedHealth Group, Inc.	1,582,294
642	Universal Health Services, Inc., Class B	48,144
1,900	VCA Antech, Inc. *	52,174
6,507	WellPoint, Inc.	544,050

		4,689,292

Health Care Services (0.0%):
326	Quintiles Transnational Holdings, Inc. *	14,631

Health Care Technology (0.0%):
3,856	Allscripts Healthcare Solutions, Inc. *	57,339

Hotels, Restaurants & Leisure (0.6%):
9,050	Carnival Corp.	295,392
605	Choice Hotels International, Inc. ^	26,130
977	Darden Restaurants, Inc.	45,225
983	Hyatt Hotels Corp., Class A *	42,230
591	Marriott International, Inc., Class A	24,857
8,050	MGM Resorts International *	164,542
36	Norwegian Cruise Line Holdings, Ltd. *	1,111
1,473	Penn National Gaming, Inc. *	81,545
3,540	Royal Caribbean Cruises, Ltd.	135,511
2,424	Starwood Hotels & Resorts Worldwide, Inc.	161,075

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,082	Wendy’s Co. (The)	$51,575

		1,029,193

Household Durables (0.7%):
6,111	D.R. Horton, Inc.	118,737
2,658	Garmin, Ltd. ^	120,115
1,473	Harman International Industries, Inc.	97,557
3,097	Leggett & Platt, Inc.	93,375
3,583	Lennar Corp.	126,838
1,314	Mohawk Industries, Inc. *	171,149
2,630	Newell Rubbermaid, Inc.	72,325
18	NVR, Inc. *	16,545
124	Taylor Morrison Home Corp., Class A *	2,809
3,666	Toll Brothers, Inc. *	118,888
1,595	Whirlpool Corp.	233,571

		1,171,909

Household Products (2.5%):
467	Clorox Co. (The)	38,163
1,350	Energizer Holdings, Inc.	123,053
1,367	Kimberly-Clark Corp.	128,799
59,372	Procter & Gamble Co. (The)	4,487,929

		4,777,944

Independent Power Producers & Energy Traders (0.3%):
13,418	AES Corp. (The)	178,325
7,564	Calpine Corp. *	146,969
6,988	NRG Energy, Inc.	190,982

		516,276

Industrial Conglomerates (3.4%):
2,303	3M Co.	275,001
1,308	Carlisle Cos., Inc.	91,939
10,336	Danaher Corp.	716,492
223,989	General Electric Co.	5,351,097

		6,434,529

Insurance (7.7%):
7,369	ACE, Ltd.	689,444
10,100	AFLAC, Inc.	626,099
361	Alleghany Corp. *	147,884
389	Allied World Assurance Co. Holdings AG	38,663
113	Allied World Assurance Co. Holdings AG	11,231
10,151	Allstate Corp. (The)	513,133
1,454	American Financial Group, Inc.	78,603
31,982	American International Group, Inc.	1,555,285
159	American National Insurance Co.	15,588
1,533	Aon plc	114,117
2,702	Arch Capital Group, Ltd. *	146,259
1,422	Aspen Insurance Holdings, Ltd.	51,604
1,669	Assurant, Inc.	90,293
3,584	Assured Guaranty, Ltd.	67,200
1,923	Axis Capital Holdings, Ltd.	83,285
38,985	Berkshire Hathaway, Inc., Class B *	4,425,187
1,383	Brown & Brown, Inc.	44,394
4,812	Chubb Corp. (The)	429,519
3,541	Cincinnati Financial Corp.	166,994
576	CNA Financial Corp.	21,992
614	Endurance Specialty Holdings, Ltd.	32,984
1,083	Everest Re Group, Ltd.	157,479

Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,932	Fidelity National Financial, Inc., Class A	$131,191
10,686	Genworth Financial, Inc., Class A *	136,674
682	Hanover Insurance Group, Inc. (The)	37,728
9,877	Hartford Financial Services Group, Inc. (The)	307,372
2,201	HCC Insurance Holdings, Inc.	96,448
1,071	Kemper Corp.	35,986
5,817	Lincoln National Corp.	244,256
6,120	Loews Corp.	286,049
299	Markel Corp. *	154,813
3,966	Marsh & McLennan Cos., Inc.	172,719
3,073	MBIA, Inc. *	31,437
579	Mercury General Corp.	27,971
19,368	MetLife, Inc.	909,328
5,632	Old Republic International Corp.	86,733
1,172	PartnerRe, Ltd.	107,285
6,345	Principal Financial Group, Inc.	271,693
1,340	ProAssurance Corp.	60,380
2,560	Progressive Corp. (The)	69,709
1,679	Protective Life Corp.	71,441
6,191	Prudential Financial, Inc.	482,774
1,556	Reinsurance Group of America, Inc.	104,236
967	RenaissanceRe Holdings, Ltd.	87,543
964	StanCorp Financial Group, Inc.	53,039
1,988	Torchmark Corp. ^	143,832
5,952	Travelers Cos., Inc. (The)	504,551
5,784	UnumProvident Corp.	176,065
2,067	Validus Holdings, Ltd.	76,438
2,339	W.R. Berkley Corp.	100,250
134	White Mountains Insurance Group, Ltd.	76,061
6,324	XL Group plc, Class B	194,906

		14,746,145

Internet & Catalog Retail (0.1%):
10,547	Liberty Media Corp. - Interactive, Class A *	247,538

Internet Software & Services (0.4%):
1,679	AOL, Inc.	58,060
19,370	Yahoo!, Inc. *	642,309

		700,369

IT Services (0.5%):
3,486	Amdocs, Ltd.	127,727
37	Booz Allen Hamilton Holding Corp.	715
3,235	Computer Sciences Corp.	167,379
2,122	CoreLogic, Inc. *	57,400
132	DST Systems, Inc.	9,954
5,722	Fidelity National Information Services, Inc.	265,730
1,584	Leidos Holdings, Inc.	72,081
297	Lender Processing Services, Inc.	9,881
706	Paychex, Inc.	28,692
905	Science Applications International Corp. *	30,539
795	Total System Services, Inc.	23,389
2,356	VeriFone Systems, Inc. *	53,858

		847,345

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Equipment & Products (0.0%):
371	Hasbro, Inc.	$17,489

Life Sciences Tools & Services (0.8%):
6,641	Agilent Technologies, Inc.	340,350
444	Bio-Rad Laboratories, Inc., Class A *	52,197
584	Charles River Laboratories International, Inc. *	27,016
1,300	Life Technologies Corp. *	97,279
2,382	PerkinElmer, Inc.	89,921
5,112	QIAGEN NV *	109,397
428	Techne Corp.	34,266
7,770	Thermo Fisher Scientific, Inc.	716,005

		1,466,431

Machinery (2.2%):
2,112	AGCO Corp.	127,607
11,669	Caterpillar, Inc.	972,844
80	Crane Co.	4,934
740	Cummins, Inc.	98,324
249	Donaldson Co., Inc.	9,494
971	Dover Corp.	87,225
1,615	Harsco Corp.	40,214
121	IDEX Corp.	7,895
5,139	Illinois Tool Works, Inc.	391,951
1,866	Ingersoll-Rand plc	121,178
2,303	Joy Global, Inc.	117,545
1,743	Kennametal, Inc.	79,481
1,049	Navistar International Corp. *	38,268
1,908	Oshkosh Corp. *	93,454
6,675	PACCAR, Inc.	371,531
3,234	Parker Hannifin Corp.	351,600
4,442	Pentair, Ltd., Registered Shares	288,463
1,120	Snap-On, Inc.	111,440
1,014	SPX Corp.	85,825
3,198	Stanley Black & Decker, Inc.	289,643
2,411	Terex Corp. *	81,010
1,871	Timken Co.	113,008
1,743	Trinity Industries, Inc.	79,045
3,771	Xylem, Inc.	105,324

		4,067,303

Marine (0.0%):
503	Kirby Corp. *	43,535

Media (2.9%):
1,116	CBS Corp., Class B	61,559
4,319	Comcast Corp., Class A	195,003
1,600	DreamWorks Animation SKG, Inc., Class A *^	45,536
4,962	Gannett Co., Inc.	132,932
5,056	Interpublic Group of Cos., Inc. (The)	86,862
987	John Wiley & Sons, Inc., Class A	47,070
1,207	Liberty Global plc, Series C *	91,044
2,187	Liberty Media Corp. *	321,817
3,136	McGraw-Hill Cos., Inc. (The)	205,690
2,830	News Corp., Class A *	45,450
1,390	Regal Entertainment Group, Class A ^	26,382
35,293	Sirius XM Radio, Inc.	136,584
285	Starz - Liberty Capital *	8,017
8,089	Thomson Reuters Corp.	283,195
20,192	Time Warner, Inc.	1,328,836
11,321	Twenty-First Century Fox, Inc.	379,254
30,352	Walt Disney Co. (The)	1,957,400

Shares		Fair Value
Common Stocks, continued
Media, continued
95	Washington Post Co. (The), Class B	$58,078

		5,410,709

Metals & Mining (1.1%):
23,172	Alcoa, Inc.	188,157
2,340	Allegheny Technologies, Inc.	71,417
1,004	Carpenter Technology Corp.	58,342
3,275	Cliffs Natural Resources, Inc. ^	67,138
22,407	Freeport-McMoRan Copper & Gold, Inc.	741,223
10,666	Newmont Mining Corp.	299,715
6,885	Nucor Corp.	337,502
1,662	Reliance Steel & Aluminum Co.	121,775
1,039	Royal Gold, Inc.	50,558
4,778	Steel Dynamics, Inc.	79,840
1,616	Tahoe Resources, Inc. *	28,959
3,128	United States Steel Corp. ^	64,406

		2,109,032

Multiline Retail (0.3%):
929	Big Lots, Inc. *	34,457
191	Dillard’s, Inc., Class A	14,955
3,707	J.C. Penney Co., Inc. *^	32,696
4,810	Kohl’s Corp.	248,917
1,870	Macy’s, Inc.	80,915
940	Sears Holdings Corp. ^	56,062
3,002	Target Corp.	192,068

		660,070

Multi-Utilities (2.3%):
2,404	Alliant Energy Corp.	119,118
5,257	Ameren Corp.	183,154
9,285	CenterPoint Energy, Inc.	222,561
5,782	CMS Energy Corp.	152,182
6,346	Consolidated Edison, Inc.	349,918
12,515	Dominion Resources, Inc.	781,938
3,769	DTE Energy Co.	248,679
1,715	Integrys Energy Group, Inc.	95,851
4,100	MDU Resources Group, Inc.	114,677
6,761	NiSource, Inc.	208,847
9,579	PG&E Corp.	391,973
10,962	Public Service Enterprise Group, Inc.	360,979
3,023	SCANA Corp.	139,179
5,277	Sempra Energy	451,711
4,716	TECO Energy, Inc.	78,003
1,784	Vectren Corp.	59,496
4,956	Wisconsin Energy Corp.	200,123
10,773	Xcel Energy, Inc.	297,443

		4,455,832

Office Electronics (0.2%):
26,563	Xerox Corp.	273,333
1,020	Zebra Technologies Corp., Class A *	46,441

		319,774

Oil, Gas & Consumable Fuels (13.4%):
10,265	Anadarko Petroleum Corp.	954,542
8,489	Apache Corp.	722,753
12,549	Chesapeake Energy Corp.	324,768
41,993	Chevron Corp.	5,102,150
1,873	Cimarex Energy Co.	180,557
497	Cobalt International Energy, Inc. *	12,355
26,485	ConocoPhillips	1,840,972
4,954	CONSOL Energy, Inc.	166,702

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
8,082	Denbury Resources, Inc. *	$148,790
8,796	Devon Energy Corp.	508,057
1,570	Energen Corp.	119,932
378	EOG Resources, Inc.	63,988
277	EQT Corp.	24,575
96,318	Exxon Mobil Corp.	8,287,201
949	Golar LNG, Ltd. ^	35,749
311	Gulfport Energy Corp. *	20,010
6,647	Hess Corp.	514,079
4,419	HollyFrontier Corp.	186,084
1,206	Kinder Morgan, Inc.	42,897
45	Laredo Petroleum Holdings, Inc. *	1,336
15,356	Marathon Oil Corp.	535,617
7,035	Marathon Petroleum Corp.	452,491
4,155	Murphy Oil Corp.	250,630
2,936	Newfield Exploration Co. *	80,358
6,783	Noble Energy, Inc.	454,529
17,453	Occidental Petroleum Corp.	1,632,554
513	PBF Energy, Inc. ^	11,517
5,917	Peabody Energy Corp.	102,068
13,415	Phillips 66	775,655
776	Pioneer Natural Resources Co.	146,509
3,490	QEP Resources, Inc.	96,638
10,718	SandRidge Energy, Inc. *^	62,807
14,498	Spectra Energy Corp.	496,267
791	Teekay Shipping Corp.	33,815
2,935	Tesoro Corp.	129,081
3,326	Ultra Petroleum Corp. *^	68,416
11,815	Valero Energy Corp.	403,482
2,349	Whiting Petroleum Corp. *	140,588
6,671	Williams Cos., Inc. (The)	242,558
1,277	World Fuel Services Corp.	47,645
4,340	WPX Energy, Inc. *	83,588

		25,504,310

Paper & Forest Products (0.1%):
701	Domtar Corp.	55,673
1,348	International Paper Co.	60,391

		116,064

Personal Products (0.0%):
417	Coty, Inc., Class A	6,760

Pharmaceuticals (7.0%):
4,947	Bristol-Myers Squibb Co.	228,947
16,771	Eli Lilly & Co.	844,084
5,778	Forest Laboratories, Inc. *	247,241
3,586	Hospira, Inc. *	140,643
52,998	Johnson & Johnson Co.	4,594,396
1,274	Mallinckrodt plc *	56,171
65,413	Merck & Co., Inc.	3,114,313
144,881	Pfizer, Inc.	4,159,533

		13,385,328

Professional Services (0.1%):
64	Dun & Bradstreet Corp.	6,646
1,689	Manpower, Inc.	122,858
4,052	Nielsen Holdings NV	147,695
1,413	Towers Watson & Co., Class A	151,135

		428,334

Real Estate Investment Trusts (REITs) (4.0%):
1,548	Alexandria Real Estate Equities, Inc.	98,840
2,271	American Campus Communities, Inc.	77,555

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
8,590	American Capital Agency Corp.	$193,876
886	American Homes 4 Rent, Class A *	14,309
20,603	Annaly Capital Management, Inc.	238,583
1,427	Apartment Investment & Management Co., Class A	39,870
2,804	AvalonBay Communities, Inc.	356,360
4,038	BioMed Realty Trust, Inc.	75,066
2,975	Boston Properties, Inc.	318,028
3,395	Brandywine Realty Trust	44,746
1,670	BRE Properties, Inc.	84,769
1,838	Camden Property Trust	112,927
2,376	CBL & Associates Properties, Inc.	45,382
22,324	Chimera Investment Corp.	67,865
2,572	CommonWealth REIT	56,353
1,853	Corporate Office Properties Trust	42,804
5,642	DDR Corp. ^	88,636
596	Digital Realty Trust, Inc. ^	31,648
3,090	Douglas Emmett, Inc.	72,522
6,973	Duke Realty Corp.	107,663
502	Equity Lifestyle Properties, Inc.	17,153
7,803	Equity Residential Property Trust	418,006
824	Essex Property Trust, Inc.	121,705
2,213	Extra Space Storage, Inc.	101,245
485	Federal Realty Investment Trust	49,203
12,882	General Growth Properties, Inc.	248,494
2,143	Hatteras Financial Corp.	40,096
9,846	HCP, Inc.	403,193
6,165	Health Care REIT, Inc.	384,573
2,418	Healthcare Trust of America, Inc.	25,437
1,132	Home Properties, Inc.	65,373
2,920	Hospitality Properties Trust	82,636
16,135	Host Hotels & Resorts, Inc.	285,105
1,763	Kilroy Realty Corp.	88,062
8,857	Kimco Realty Corp.	178,734
2,657	Liberty Property Trust	94,589
2,979	Macerich Co. (The)	168,135
1,907	Mack-Cali Realty Corp.	41,840
7,832	MFA Financial, Inc.	58,348
926	Mid-America Apartment Communities, Inc. ^	57,875
2,565	National Retail Properties, Inc.	81,618
3,588	Piedmont Office Realty Trust, Inc., Class A ^	62,288
1,183	Post Properties, Inc.	53,259
10,794	ProLogis, Inc.	406,069
212	Public Storage, Inc.	34,037
4,251	Realty Income Corp.	168,977
1,154	Regency Centers Corp.	55,796
2,904	Retail Properties of America, Inc., Class A ^	39,930
3,776	Senior Housing Properties Trust	88,132
1,699	Simon Property Group, Inc.	251,843
1,878	SL Green Realty Corp.	166,842
6,468	Spirit Realty Capital, Inc.	59,376
4,223	Starwood Property Trust, Inc.	101,225

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
1,051	Taubman Centers, Inc.	$70,743
7,912	Two Harbors Investment Corp.	76,826
5,247	UDR, Inc.	124,354
3,486	Ventas, Inc.	214,389
3,263	Vornado Realty Trust	274,288
2,640	Weingarten Realty Investors	77,431
1,245	WP Carey, Inc. ^	80,552

		7,585,579

Real Estate Management & Development (0.1%):
3,423	Forest City Enterprises, Inc., Class A *	64,832
856	Howard Hughes Corp. (The) *	96,188
956	Jones Lang LaSalle, Inc.	83,458
280	Realogy Holdings Corp. *	12,046
1,251	St. Joe Co. (The) *^	24,545

		281,069

Road & Rail (0.5%):
73	AMERCO, Inc.	13,441
775	Con-way, Inc.	33,395
11,093	CSX Corp.	285,534
528	Genesee & Wyoming, Inc., Class A *	49,088
5,590	Norfolk Southern Corp.	432,387
1,126	Ryder System, Inc.	67,222

		881,067

Semiconductors & Semiconductor Equipment (2.3%):
4,544	Altera Corp.	168,855
3,791	Analog Devices, Inc.	178,367
8,822	Applied Materials, Inc.	154,738
449	Avago Technologies, Ltd.	19,361
6,965	Broadcom Corp., Class A	181,160
2,763	Fairchild Semiconductor International, Inc. *	38,378
1,321	First Solar, Inc. *	53,117
84	Freescale Semiconductor Holdings I, Ltd. *	1,399
593	Freescale Semiconductor, Ltd. *	9,873
100,686	Intel Corp.	2,307,723
3,594	KLA-Tencor Corp.	218,695
2,701	Lam Research Corp. *	138,264
10,530	LSI Corp.	82,345
8,589	Marvell Technology Group, Ltd.	98,774
22,318	Micron Technology, Inc. *	389,895
12,522	NVIDIA Corp.	194,842
484	ON Semiconductor Corp. *	3,533
123	Silicon Laboratories, Inc. *	5,253
702	Skyworks Solutions, Inc. *	17,438
4,132	Teradyne, Inc. *^	68,261

		4,330,271

Software (0.7%):
9,270	Activision Blizzard, Inc.	154,531
6,634	Adobe Systems, Inc. *	344,570
1,003	Autodesk, Inc. *	41,294
7,051	CA, Inc.	209,203
4,766	Compuware Corp.	53,379
1,520	Electronic Arts, Inc. *	38,836
1,451	Micros Systems, Inc. *	72,463
5,665	Nuance Communications, Inc. *	105,907
1,980	Rovi Corp. *	37,957

Shares		Fair Value
Common Stocks, continued
Software, continued
4,103	Symantec Corp.	$101,549
3,332	Synopsys, Inc. *	125,616
12,652	Zynga, Inc. *^	46,559

		1,331,864

Specialty Retail (0.5%):
1,396	Aaron’s, Inc.	38,669
1,497	Abercrombie & Fitch Co., Class A	52,949
1,488	American Eagle Outfitters, Inc.	20,817
2,369	Ascena Retail Group, Inc. *	47,214
4,335	Best Buy Co., Inc.	162,563
223	Chico’s FAS, Inc.	3,715
1,334	CST Brands, Inc.	39,753
69	DSW, Inc., Class A	5,887
2,870	Foot Locker, Inc.	97,408
2,576	GameStop Corp., Class A	127,898
1,237	Guess?, Inc.	36,924
1,038	Murphy USA, Inc. *	41,925
1,599	Signet Jewelers, Ltd.	114,568
14,375	Staples, Inc.	210,595

		1,000,885

Textiles, Apparel & Luxury Goods (0.0%):
420	Deckers Outdoor Corp. *^	27,686
201	PVH Corp.	23,857

		51,543

Thrifts & Mortgage Finance (0.2%):
1,396	BankUnited, Inc.	43,541
11,463	Hudson City Bancorp, Inc.	103,740
9,553	New York Community Bancorp, Inc. ^	144,346
6,705	People’s United Financial, Inc.	96,418
1,747	TFS Financial Corp. *	20,912
2,322	Washington Federal, Inc.	48,019

		456,976

Tobacco (0.0%):
1,658	Reynolds American, Inc.	80,877

Trading Companies & Distributors (0.1%):
1,464	Air Lease Corp.	40,494
1,018	GATX Corp.	48,375
492	HD Supply Holdings, Inc.	10,809
1,029	MRC Global, Inc. *	27,577
956	WESCO International, Inc. *	73,164

		200,419

Water Utilities (0.1%):
3,851	American Water Works Co., Inc.	158,969
471	Aqua America, Inc.	11,648

		170,617

Wireless Telecommunication Services (0.1%):
14,300	Sprint Corp. *	88,803
2,063	Telephone & Data Systems, Inc.	60,962
3,734	T-Mobile US, Inc. *	96,972
299	United States Cellular Corp.	13,613

		260,350

Total Common Stocks (Cost $143,762,311)		184,851,285

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$2,073,363	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	$2,073,363

Total Securities Held as Collateral for Securities on Loan (Cost $2,073,363)		2,073,363

Unaffiliated Investment Company (2.6%):
4,866,412	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	4,866,412

Total Unaffiliated Investment Company (Cost $4,866,412)		4,866,412

Total Investment Securities (Cost $150,702,086)(c) - 100.8%		191,791,060
Net other assets (liabilities) - (0.8)%		(1,596,841)

Net Assets - 100.0%		$190,194,219

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $2,002,848.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $235,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/23/13	64	$5,357,760	$(13,688)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (95.0%):
Aerospace & Defense (2.5%):
61,159	Boeing Co. (The)	$7,186,183
29,283	General Dynamics Corp.	2,562,848
69,171	Honeywell International, Inc.	5,743,960
7,889	L-3 Communications Holdings, Inc.	745,511
23,752	Lockheed Martin Corp.	3,029,568
20,290	Northrop Grumman Corp.	1,932,825
12,828	Precision Castparts Corp.	2,915,035
28,428	Raytheon Co.	2,190,946
11,899	Rockwell Collins, Inc.	807,466
24,699	Textron, Inc.	681,939
74,383	United Technologies Corp.	8,019,975

		35,816,256

Air Freight & Logistics (0.8%):
14,059	C.H. Robinson Worldwide, Inc. ^	837,354
18,185	Expeditors International of Washington, Inc.	801,231
26,180	FedEx Corp.	2,987,400
63,659	United Parcel Service, Inc., Class B	5,816,523

		10,442,508

Airlines (0.2%):
75,579	Delta Air Lines, Inc.	1,782,909
62,288	Southwest Airlines Co.	906,913

		2,689,822

Auto Components (0.4%):
10,096	BorgWarner, Inc.	1,023,633
24,889	Delphi Automotive plc	1,454,015
21,618	Goodyear Tire & Rubber Co. *	485,324
60,272	Johnson Controls, Inc.	2,501,289

		5,464,261

Automobiles (0.7%):
347,136	Ford Motor Co.	5,856,184
82,925	General Motors Co. *	2,982,812
19,669	Harley-Davidson, Inc.	1,263,537

		10,102,533

Beverages (2.1%):
14,260	Beam, Inc.	921,909
14,311	Brown-Forman Corp., Class B	975,008
335,984	Coca-Cola Co. (The)	12,727,074
21,929	Coca-Cola Enterprises, Inc.	881,765
14,605	Constellation Brands, Inc., Class A *	838,327
17,959	Dr Pepper Snapple Group, Inc.	804,922
13,891	Molson Coors Brewing Co., Class B	696,356
11,963	Monster Beverage Corp. *	625,067
135,912	PepsiCo, Inc.	10,805,004

		29,275,432

Biotechnology (2.3%):
17,228	Alexion Pharmaceuticals, Inc. *	2,001,204
66,382	Amgen, Inc.	7,430,801
20,942	Biogen Idec, Inc. *	5,041,996
36,248	Celgene Corp. *	5,579,655
134,872	Gilead Sciences, Inc. *	8,475,356
6,873	Regeneron Pharmaceuticals, Inc. *	2,150,356
20,508	Vertex Pharmaceuticals, Inc. *	1,554,917

		32,234,285

Shares		Fair Value
Common Stocks, continued
Building Products (0.0%):
31,413	Masco Corp.	$668,469

Capital Markets (2.0%):
17,443	Ameriprise Financial, Inc.	1,588,708
101,407	Bank of New York Mellon Corp. (The)	3,061,477
11,098	BlackRock, Inc., Class A +	3,003,341
101,880	Charles Schwab Corp. (The)	2,153,743
25,257	E*TRADE Financial Corp. *	416,741
35,839	Franklin Resources, Inc.	1,811,661
36,810	Goldman Sachs Group, Inc. (The)	5,823,710
39,034	Invesco, Ltd.	1,245,185
9,590	Legg Mason, Inc. ^	320,690
122,518	Morgan Stanley	3,301,860
19,881	Northern Trust Corp.	1,081,328
39,311	State Street Corp.	2,584,698
22,916	T. Rowe Price Group, Inc.	1,648,348

		28,041,490

Chemicals (2.5%):
18,469	Air Products & Chemicals, Inc.	1,968,241
5,830	Airgas, Inc.	618,272
5,052	CF Industries Holdings, Inc.	1,065,113
106,631	Dow Chemical Co. (The)	4,094,630
81,365	E.I. du Pont de Nemours & Co.	4,764,734
13,602	Eastman Chemical Co.	1,059,596
23,896	Ecolab, Inc.	2,359,969
12,024	FMC Corp.	862,361
7,210	International Flavor & Fragrances, Inc.	593,383
39,474	LyondellBasell Industries NV, Class A	2,890,681
46,969	Monsanto Co.	4,902,155
30,006	Mosaic Co. (The)	1,290,858
12,590	PPG Industries, Inc.	2,103,285
25,989	Praxair, Inc.	3,124,138
7,688	Sherwin Williams Co.	1,400,600
10,591	Sigma Aldrich Corp.	903,412

		34,001,428

Commercial Banks (2.7%):
62,009	BB&T Corp.	2,092,804
16,318	Comerica, Inc.	641,461
78,131	Fifth Third Bancorp	1,409,483
73,203	Huntington Bancshares, Inc.	604,657
80,374	KeyCorp	916,264
11,454	M&T Bank Corp.	1,281,932
46,838	PNC Financial Services Group, Inc.	3,393,413
123,085	Regions Financial Corp.	1,139,767
47,515	SunTrust Banks, Inc.	1,540,436
162,100	U.S. Bancorp	5,929,618
425,812	Wells Fargo & Co.	17,594,551
16,260	Zions Bancorp	445,849

		36,990,235

Commercial Services & Supplies (0.5%):
17,643	ADT Corp. (The)	717,364
8,661	Avery Dennison Corp.	376,927
9,070	Cintas Corp.	464,384
14,967	Iron Mountain, Inc.	404,408
17,743	Pitney Bowes, Inc. ^	322,745
23,950	Republic Services, Inc.	798,972
7,568	Stericycle, Inc. *	873,347
40,745	Tyco International, Ltd.	1,425,260

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
38,437	Waste Management, Inc.	$1,585,143

		6,968,550

Communications Equipment (1.8%):
472,443	Cisco Systems, Inc.	11,064,615
6,903	F5 Networks, Inc. *	592,001
9,437	Harris Corp.	559,614
20,833	JDS Uniphase Corp. *	306,453
44,696	Juniper Networks, Inc. *	887,663
20,864	Motorola Solutions, Inc.	1,238,904
112	Nortel Networks Corp. *	1
151,177	QUALCOMM, Inc.	10,183,283

		24,832,534

Computers & Peripherals (3.9%):
80,060	Apple, Inc.	38,168,604
129,362	Dell, Inc.	1,781,315
183,397	EMC Corp.	4,687,627
169,390	Hewlett-Packard Co.	3,553,802
29,987	NetApp, Inc.	1,278,046
21,196	SanDisk Corp.	1,261,374
27,375	Seagate Technology plc	1,197,383
18,599	Western Digital Corp.	1,179,177

		53,107,328

Construction & Engineering (0.2%):
14,379	Fluor Corp.	1,020,333
11,575	Jacobs Engineering Group, Inc. *	673,434
18,857	Quanta Services, Inc. *	518,756

		2,212,523

Construction Materials (0.0%):
11,440	Vulcan Materials Co.	592,706

Consumer Finance (0.9%):
81,771	American Express Co.	6,175,346
51,573	Capital One Financial Corp.	3,545,128
42,647	Discover Financial Services	2,155,379
38,469	SLM Corp.	957,878

		12,833,731

Containers & Packaging (0.2%):
12,803	Ball Corp.	574,599
9,060	Bemis Co., Inc.	353,431
15,656	MeadWestvaco Corp.	600,876
14,482	Owens-Illinois, Inc. *	434,750
17,240	Sealed Air Corp.	468,756

		2,432,412

Distributors (0.1%):
13,638	Genuine Parts Co.	1,103,178

Diversified Consumer Services (0.0%):
24,112	H&R Block, Inc.	642,826

Diversified Financial Services (3.6%):
946,753	Bank of America Corp.	13,065,191
267,968	Citigroup, Inc.	12,999,128
27,683	CME Group, Inc.	2,045,220
6,421	IntercontinentalExchange, Inc. *	1,164,898
331,721	JPMorgan Chase & Co.	17,146,659
27,597	Leucadia National Corp.	751,742
17,066	Moody’s Corp.	1,200,252
10,199	NASDAQ OMX Group, Inc. (The)	327,286
21,386	NYSE Euronext	897,784

		49,598,160

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (2.2%):
468,035	AT&T, Inc.	$15,828,943
52,957	CenturyLink, Inc.	1,661,791
87,848	Frontier Communications Corp. ^	366,326
252,160	Verizon Communications, Inc.	11,765,786
52,189	Windstream Holdings, Inc. ^	417,512

		30,040,358

Electric Utilities (1.6%):
42,882	American Electric Power Co., Inc.	1,858,935
62,197	Duke Energy Corp.	4,153,517
28,671	Edison International	1,320,586
15,681	Entergy Corp.	990,882
75,463	Exelon Corp.	2,236,723
36,802	FirstEnergy Corp.	1,341,433
37,415	NextEra Energy, Inc.	2,999,186
27,687	Northeast Utilities	1,142,089
21,886	Pepco Holdings, Inc.	404,016
9,679	Pinnacle West Capital Corp.	529,828
55,645	PPL Corp.	1,690,495
76,996	Southern Co. (The)	3,170,695

		21,838,385

Electrical Equipment (0.8%):
21,509	AMETEK, Inc.	989,844
41,752	Eaton Corp. plc	2,874,208
62,978	Emerson Electric Co.	4,074,677
12,227	Rockwell Automation, Inc.	1,307,555
8,737	Roper Industries, Inc.	1,160,885

		10,407,169

Electronic Equipment, Instruments & Components (0.4%):
14,026	Amphenol Corp., Class A	1,085,332
128,746	Corning, Inc.	1,878,404
12,493	FLIR Systems, Inc.	392,280
16,237	Jabil Circuit, Inc.	352,018
12,110	Molex, Inc.	466,477
36,456	TE Connectivity, Ltd.	1,887,692

		6,062,203

Energy Equipment & Services (1.8%):
39,030	Baker Hughes, Inc.	1,916,373
21,702	Cameron International Corp. *	1,266,746
6,121	Diamond Offshore Drilling, Inc. ^	381,461
20,573	Ensco plc, Class A, ADR	1,105,799
20,873	FMC Technologies, Inc. *	1,156,782
74,530	Halliburton Co.	3,588,619
9,367	Helmerich & Payne, Inc.	645,855
22,929	Nabors Industries, Ltd.	368,240
37,666	National-Oilwell Varco, Inc.	2,942,091
22,291	Noble Corp.	841,931
10,936	Rowan Cos. plc, Class A *	401,570
116,610	Schlumberger, Ltd.	10,303,659

		24,919,126

Food & Staples Retailing (2.3%):
38,476	Costco Wholesale Corp.	4,429,357
108,236	CVS Caremark Corp.	6,142,393
45,688	Kroger Co. (The)	1,843,054
21,223	Safeway, Inc.	678,924
51,870	Sysco Corp.	1,651,022
76,603	Walgreen Co.	4,121,241
143,448	Wal-Mart Stores, Inc.	10,609,415

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
32,816	Whole Foods Market, Inc.	$1,919,736

		31,395,142

Food Products (1.5%):
58,073	Archer-Daniels-Midland Co.	2,139,409
15,710	Campbell Soup Co.	639,554
37,176	ConAgra Foods, Inc.	1,127,920
56,570	General Mills, Inc.	2,710,834
13,191	Hershey Co.	1,220,168
11,890	Hormel Foods Corp.	500,807
9,271	J.M. Smucker Co. (The)	973,826
22,667	Kellogg Co.	1,331,233
52,471	Kraft Foods Group, Inc., Class A	2,751,579
11,609	McCormick & Co.	751,102
17,817	Mead Johnson Nutrition Co.	1,323,090
156,908	Mondelez International, Inc., Class A	4,930,050
24,545	Tyson Foods, Inc., Class A	694,133

		21,093,705

Gas Utilities (0.1%):
10,472	AGL Resources, Inc.	482,026
18,139	ONEOK, Inc.	967,172

		1,449,198

Health Care Equipment & Supplies (2.0%):
136,974	Abbott Laboratories	4,546,167
47,823	Baxter International, Inc.	3,141,493
17,123	Becton, Dickinson & Co.	1,712,642
118,402	Boston Scientific Corp. *	1,390,039
6,970	C.R. Bard, Inc.	802,944
18,912	CareFusion Corp. *	697,853
40,548	Covidien plc	2,470,995
12,545	DENTSPLY International, Inc.	544,578
9,901	Edwards Lifesciences Corp. *	689,407
3,501	Intuitive Surgical, Inc. *	1,317,321
87,913	Medtronic, Inc.	4,681,368
25,297	St. Jude Medical, Inc.	1,356,931
25,983	Stryker Corp.	1,756,191
9,497	Varian Medical Systems, Inc. *	709,711
14,934	Zimmer Holdings, Inc.	1,226,679

		27,044,319

Health Care Providers & Services (1.9%):
32,802	Aetna, Inc.	2,099,984
20,369	AmerisourceBergen Corp.	1,244,546
29,928	Cardinal Health, Inc.	1,560,745
24,934	CIGNA Corp.	1,916,427
15,540	DaVita, Inc. *	884,226
71,760	Express Scripts Holding Co. *	4,433,333
13,796	Humana, Inc.	1,287,581
7,947	Laboratory Corp. of America Holdings *	787,866
20,142	McKesson, Inc.	2,584,219
7,367	Patterson Cos., Inc.	296,153
13,397	Quest Diagnostics, Inc.	827,801
8,973	Tenet Healthcare Corp. *	369,598
89,604	UnitedHealth Group, Inc.	6,416,541
26,354	WellPoint, Inc.	2,203,458

		26,912,478

Health Care Technology (0.1%):
25,991	Cerner Corp. *	1,365,827

Hotels, Restaurants & Leisure (1.7%):
38,597	Carnival Corp.	1,259,806
2,720	Chipotle Mexican Grill, Inc. *	1,166,064
11,488	Darden Restaurants, Inc.	531,780

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
22,926	International Game Technology	$433,989
20,056	Marriott International, Inc., Class A	843,555
88,098	McDonald’s Corp.	8,475,908
66,207	Starbucks Corp.	5,095,953
17,170	Starwood Hotels & Resorts Worldwide, Inc.	1,140,947
11,729	Wyndham Worldwide Corp.	715,117
7,124	Wynn Resorts, Ltd.	1,125,663
39,333	Yum! Brands, Inc.	2,807,983

		23,596,765

Household Durables (0.3%):
25,006	D.R. Horton, Inc.	485,867
10,830	Garmin, Ltd. ^	489,408
5,983	Harman International Industries, Inc.	396,254
12,582	Leggett & Platt, Inc.	379,347
14,652	Lennar Corp.	518,681
25,394	Newell Rubbermaid, Inc.	698,335
30,766	PulteGroup, Inc.	507,639
6,988	Whirlpool Corp.	1,023,322

		4,498,853

Household Products (1.9%):
11,503	Clorox Co. (The)	940,025
77,651	Colgate-Palmolive Co.	4,604,704
33,762	Kimberly-Clark Corp.	3,181,056
241,336	Procter & Gamble Co. (The)	18,242,588

		26,968,373

Independent Power Producers & Energy Traders (0.1%):
54,299	AES Corp. (The)	721,634
28,384	NRG Energy, Inc.	775,734

		1,497,368

Industrial Conglomerates (2.2%):
57,212	3M Co.	6,831,685
52,705	Danaher Corp.	3,653,511
897,440	General Electric Co.	21,439,841

		31,925,037

Insurance (4.1%):
29,966	ACE, Ltd.	2,803,619
40,974	AFLAC, Inc.	2,539,978
40,855	Allstate Corp. (The)	2,065,220
130,087	American International Group, Inc.	6,326,131
27,105	Aon plc	2,017,696
6,620	Assurant, Inc.	358,142
158,619	Berkshire Hathaway, Inc., Class B *	18,004,842
22,516	Chubb Corp. (The)	2,009,778
12,936	Cincinnati Financial Corp.	610,062
43,407	Genworth Financial, Inc., Class A *	555,176
40,118	Hartford Financial Services Group, Inc. (The)	1,248,472
23,325	Lincoln National Corp.	979,417
26,977	Loews Corp.	1,260,905
48,435	Marsh & McLennan Cos., Inc.	2,109,344
98,669	MetLife, Inc.	4,632,510
24,141	Principal Financial Group, Inc.	1,033,718
48,770	Progressive Corp. (The)	1,328,007
41,002	Prudential Financial, Inc.	3,197,336
8,081	Torchmark Corp. ^	584,660
32,911	Travelers Cos., Inc. (The)	2,789,865

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
23,254	UnumProvident Corp.	$707,852
25,245	XL Group plc, Class B	778,051

		57,940,781

Internet & Catalog Retail (1.3%):
32,610	Amazon.com, Inc. *	10,195,190
9,456	Expedia, Inc.	489,726
5,190	Netflix, Inc. *	1,604,800
4,538	Priceline.com, Inc. *	4,587,691
9,820	TripAdvisor, Inc. *	744,749

		17,622,156

Internet Software & Services (2.3%):
15,700	Akamai Technologies, Inc. *	811,690
102,683	eBay, Inc. *	5,728,685
24,651	Google, Inc., Class A *	21,592,057
11,909	VeriSign, Inc. *	606,049
83,599	Yahoo!, Inc. *	2,772,143

		31,510,624

IT Services (3.5%):
56,835	Accenture plc, Class A	4,185,329
42,558	Automatic Data Processing, Inc.	3,080,348
26,540	Cognizant Technology Solutions Corp., Class A *	2,179,465
13,029	Computer Sciences Corp.	674,120
25,729	Fidelity National Information Services, Inc.	1,194,855
11,471	Fiserv, Inc. *	1,159,145
90,743	International Business Machines Corp.	16,803,788
9,143	MasterCard, Inc., Class A	6,151,228
28,654	Paychex, Inc.	1,164,499
14,381	Teradata Corp. *	797,283
14,669	Total System Services, Inc.	431,562
45,485	Visa, Inc., Class A	8,692,183
48,679	Western Union Co.	908,350

		47,422,155

Leisure Equipment & Products (0.1%):
10,137	Hasbro, Inc.	477,858
30,395	Mattel, Inc.	1,272,335

		1,750,193

Life Sciences Tools & Services (0.5%):
29,166	Agilent Technologies, Inc.	1,494,758
15,208	Life Technologies Corp. *	1,138,015
9,857	PerkinElmer, Inc.	372,102
31,763	Thermo Fisher Scientific, Inc.	2,926,959
7,513	Waters Corp. *	797,956

		6,729,790

Machinery (1.7%):
56,073	Caterpillar, Inc.	4,674,806
15,350	Cummins, Inc.	2,039,555
33,746	Deere & Co.	2,746,587
15,057	Dover Corp.	1,352,570
12,404	Flowserve Corp.	773,886
36,321	Illinois Tool Works, Inc.	2,770,203
23,863	Ingersoll-Rand plc	1,549,663
9,355	Joy Global, Inc.	477,479
31,182	PACCAR, Inc.	1,735,590
9,861	Pall Corp.	759,691
13,134	Parker Hannifin Corp.	1,427,928
17,562	Pentair, Ltd., Registered Shares	1,140,476
5,130	Snap-On, Inc.	510,435
14,115	Stanley Black & Decker, Inc.	1,278,396

Shares		Fair Value
Common Stocks, continued
Machinery, continued
16,314	Xylem, Inc.	$455,650

		23,692,915

Media (3.8%):
18,878	Cablevision Systems Corp., Class A	317,906
49,580	CBS Corp., Class B	2,734,833
230,496	Comcast Corp., Class A	10,406,894
45,004	DIRECTV, Inc., Class A *	2,688,989
20,355	Discovery Communications, Inc., Class A *	1,718,369
20,150	Gannett Co., Inc.	539,819
37,247	Interpublic Group of Cos., Inc. (The)	639,903
24,242	McGraw-Hill Cos., Inc. (The)	1,590,033
43,800	News Corp., Class A *	703,428
22,676	Omnicom Group, Inc.	1,438,565
9,634	Scripps Networks Interactive, Class A	752,512
25,190	Time Warner Cable, Inc.	2,811,204
81,085	Time Warner, Inc.	5,336,204
175,037	Twenty-First Century Fox, Inc.	5,863,740
38,255	Viacom, Inc., Class B	3,197,353
146,416	Walt Disney Co. (The)	9,442,368
388	Washington Post Co. (The), Class B	237,204

		50,419,324

Metals & Mining (0.5%):
94,122	Alcoa, Inc.	764,271
9,509	Allegheny Technologies, Inc.	290,215
13,482	Cliffs Natural Resources, Inc. ^	276,381
91,442	Freeport-McMoRan Copper & Gold, Inc.	3,024,901
43,859	Newmont Mining Corp.	1,232,438
28,027	Nucor Corp.	1,373,884
12,711	United States Steel Corp. ^	261,719

		7,223,809

Multiline Retail (0.7%):
26,249	Dollar General Corp. *	1,482,019
19,645	Dollar Tree, Inc. *	1,122,908
8,505	Family Dollar Stores, Inc.	612,530
16,868	J.C. Penney Co., Inc. *^	148,776
17,990	Kohl’s Corp.	930,983
33,172	Macy’s, Inc.	1,435,352
12,722	Nordstrom, Inc.	714,976
55,628	Target Corp.	3,559,079

		10,006,623

Multi-Utilities (1.2%):
21,356	Ameren Corp.	744,043
37,715	CenterPoint Energy, Inc.	904,029
23,391	CMS Energy Corp.	615,651
25,774	Consolidated Edison, Inc.	1,421,178
51,015	Dominion Resources, Inc.	3,187,417
15,409	DTE Energy Co.	1,016,686
7,022	Integrys Energy Group, Inc.	392,460
27,563	NiSource, Inc.	851,421
39,227	PG&E Corp.	1,605,169
44,524	Public Service Enterprise Group, Inc.	1,466,175
12,344	SCANA Corp.	568,318
20,010	Sempra Energy	1,712,856
18,013	TECO Energy, Inc.	297,935
20,055	Wisconsin Energy Corp.	809,821
43,868	Xcel Energy, Inc.	1,211,195

		16,804,354

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Office Electronics (0.1%):
102,171	Xerox Corp.	$1,051,340

Oil, Gas & Consumable Fuels (8.1%):
44,293	Anadarko Petroleum Corp.	4,118,806
35,579	Apache Corp.	3,029,196
37,091	Cabot Oil & Gas Corp.	1,384,236
44,675	Chesapeake Energy Corp.	1,156,189
170,259	Chevron Corp.	20,686,468
107,765	ConocoPhillips	7,490,745
20,124	CONSOL Energy, Inc.	677,173
32,848	Denbury Resources, Inc. *	604,732
33,621	Devon Energy Corp.	1,941,949
24,002	EOG Resources, Inc.	4,063,059
13,273	EQT Corp.	1,177,581
387,886	Exxon Mobil Corp.	33,373,710
25,429	Hess Corp.	1,966,679
59,316	Kinder Morgan, Inc.	2,109,870
62,521	Marathon Oil Corp.	2,180,732
27,600	Marathon Petroleum Corp.	1,775,232
15,495	Murphy Oil Corp.	934,658
11,929	Newfield Exploration Co. *	326,497
31,648	Noble Energy, Inc.	2,120,732
70,999	Occidental Petroleum Corp.	6,641,246
23,739	Peabody Energy Corp.	409,498
53,859	Phillips 66	3,114,127
12,206	Pioneer Natural Resources Co.	2,304,493
15,782	QEP Resources, Inc.	437,004
14,391	Range Resources Corp.	1,092,133
30,934	Southwestern Energy Co. *	1,125,379
58,974	Spectra Energy Corp.	2,018,680
11,889	Tesoro Corp.	522,878
47,797	Valero Energy Corp.	1,632,268
60,188	Williams Cos., Inc. (The)	2,188,436
17,633	WPX Energy, Inc. *	339,612

		112,943,998

Paper & Forest Products (0.1%):
39,287	International Paper Co.	1,760,058

Personal Products (0.2%):
38,119	Avon Products, Inc.	785,251
22,524	Estee Lauder Co., Inc. (The), Class A	1,574,428

		2,359,679

Pharmaceuticals (5.6%):
139,698	Abbvie, Inc.	6,248,692
15,268	Actavis, Inc. *	2,198,592
26,149	Allergan, Inc.	2,365,177
145,064	Bristol-Myers Squibb Co.	6,713,562
87,356	Eli Lilly & Co.	4,396,627
20,804	Forest Laboratories, Inc. *	890,203
14,568	Hospira, Inc. *	571,357
248,326	Johnson & Johnson Co.	21,527,381
257,893	Merck & Co., Inc.	12,278,286
33,631	Mylan, Inc. *	1,283,695
8,289	Perrigo Co.	1,022,697
583,417	Pfizer, Inc.	16,749,902
43,999	Zoetis, Inc.	1,369,249

		77,615,420

Professional Services (0.2%):
3,426	Dun & Bradstreet Corp.	355,790
10,678	Equifax, Inc.	639,078
18,927	Nielsen Holdings NV	689,889
12,285	Robert Half International, Inc.	479,484

		2,164,241

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) (1.9%):
34,798	American Tower Corp.	$2,579,576
12,848	Apartment Investment & Management Co., Class A	358,973
10,726	AvalonBay Communities, Inc.	1,363,167
13,423	Boston Properties, Inc.	1,434,919
29,520	Equity Residential Property Trust	1,581,386
40,090	HCP, Inc.	1,641,686
25,259	Health Care REIT, Inc.	1,575,656
66,062	Host Hotels & Resorts, Inc.	1,167,316
36,098	Kimco Realty Corp.	728,458
12,374	Macerich Co. (The)	698,389
14,333	Plum Creek Timber Co., Inc.	671,214
43,923	ProLogis, Inc.	1,652,383
12,729	Public Storage, Inc.	2,043,641
27,349	Simon Property Group, Inc.	4,053,942
25,840	Ventas, Inc.	1,589,160
15,318	Vornado Realty Trust	1,287,631
51,444	Weyerhaeuser Co.	1,472,842

		25,900,339

Real Estate Management & Development (0.0%):
24,467	CBRE Group, Inc. *	565,922

Road & Rail (0.9%):
89,807	CSX Corp.	2,311,632
9,697	Kansas City Southern Industries, Inc.	1,060,464
27,500	Norfolk Southern Corp.	2,127,125
4,623	Ryder System, Inc.	275,993
40,880	Union Pacific Corp.	6,350,299

		12,125,513

Semiconductors & Semiconductor Equipment (1.9%):
28,174	Altera Corp.	1,046,946
27,367	Analog Devices, Inc.	1,287,617
105,958	Applied Materials, Inc.	1,858,503
48,450	Broadcom Corp., Class A	1,260,185
6,094	First Solar, Inc. *	245,040
438,996	Intel Corp.	10,061,788
14,600	KLA-Tencor Corp.	888,410
14,383	Lam Research Corp. *	736,266
20,529	Linear Technology Corp.	814,180
48,391	LSI Corp.	378,418
17,352	Microchip Technology, Inc. ^	699,112
91,478	Micron Technology, Inc. *	1,598,121
50,865	NVIDIA Corp.	791,459
16,792	Teradyne, Inc. *	277,404
97,056	Texas Instruments, Inc.	3,908,445
23,455	Xilinx, Inc.	1,099,101

		26,950,995

Software (3.2%):
41,178	Adobe Systems, Inc. *	2,138,785
19,671	Autodesk, Inc. *	809,855
28,934	CA, Inc.	858,472
16,508	Citrix Systems, Inc. *	1,165,630
26,999	Electronic Arts, Inc. *	689,824
26,157	Intuit, Inc.	1,734,471
667,965	Microsoft Corp.	22,249,914
314,240	Oracle Corp.	10,423,341
16,687	Red Hat, Inc. *	769,938
48,307	Salesforce.com, Inc. *	2,507,616
61,541	Symantec Corp.	1,523,140

		44,870,986

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (2.2%):
6,752	Abercrombie & Fitch Co., Class A	$238,818
5,656	AutoNation, Inc. *	295,074
3,132	AutoZone, Inc. *	1,323,990
19,195	Bed Bath & Beyond, Inc. *	1,484,925
23,760	Best Buy Co., Inc.	891,000
19,704	CarMax, Inc. *	955,053
10,316	GameStop Corp., Class A	512,189
24,325	Gap, Inc. (The)	979,811
126,239	Home Depot, Inc. (The)	9,575,229
21,451	L Brands, Inc.	1,310,656
92,702	Lowe’s Cos., Inc.	4,413,543
9,572	O’Reilly Automotive, Inc. *	1,221,291
9,149	PetSmart, Inc.	697,703
19,106	Ross Stores, Inc.	1,390,917
58,228	Staples, Inc.	853,040
9,706	Tiffany & Co.	743,674
63,042	TJX Cos., Inc. (The)	3,554,938
9,624	Urban Outfitters, Inc. *	353,874

		30,795,725

Textiles, Apparel & Luxury Goods (0.7%):
24,834	Coach, Inc.	1,354,198
4,436	Fossil Group, Inc. *	515,641
65,897	Nike, Inc., Class B	4,786,758
7,184	PVH Corp.	852,669
5,342	Ralph Lauren Corp.	879,988
7,746	V.F. Corp.	1,541,841

		9,931,095

Thrifts & Mortgage Finance (0.1%):
41,856	Hudson City Bancorp, Inc.	378,797
28,350	People’s United Financial, Inc.	407,673

		786,470

Tobacco (1.5%):
176,641	Altria Group, Inc.	6,067,618
32,967	Lorillard, Inc.	1,476,262
142,638	Philip Morris International, Inc.	12,351,025
27,914	Reynolds American, Inc.	1,361,645

		21,256,550

Trading Companies & Distributors (0.2%):
24,056	Fastenal Co.	1,208,814
5,448	W.W. Grainger, Inc.	1,425,796

		2,634,610

Wireless Telecommunication Services (0.1%):
25,840	Crown Castle International Corp. *	1,887,095

Total Common Stocks (Cost $907,662,327)		1,317,787,733

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.3%):
$3,953,917	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	3,953,917

Total Securities Held as Collateral for Securities on Loan (Cost $3,953,917)		3,953,917

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (4.9%):
67,521,922	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$67,521,922

Total Unaffiliated Investment Company (Cost $67,521,922)		67,521,922

Total Investment Securities (Cost $979,138,166)(c) - 100.2%		1,389,263,572
Net other assets (liabilities) - (0.2)%		(2,520,937)

Net Assets - 100.0%		$1,386,742,635

Percentages indicated are based on net assets as of September 30, 2013.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $3,806,097.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/23/13	808	$67,641,720	$(266,412)

See accompanying notes to the schedules of portfolio investments.

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Airlines (0.3%):
272,985	Turk Hava Yollari Anonim Ortakligi	$1,041,488

Auto Components (0.7%):
38,400	Hankook Tire Co., Ltd.	2,195,305

Automobiles (4.5%):
2,008,000	Brilliance China Automotive Holdings, Ltd. *	3,010,976
39,620	Hyundai Motor Co.	9,259,366
307,920	Tata Motors, Ltd.	1,644,189

		13,914,531

Beverages (2.8%):
100,793	Companhia de Bebidas das Americas, Preferred Shares, ADR	3,865,412
40,648	Fomento Economico Mexicano SAB de C.V., ADR	3,946,514
84,000	Tsingtao Brewery Co., Ltd., Class H	637,979

		8,449,905

Chemicals (4.9%):
949,940	Alfa SAB de C.V., Class A	2,562,265
688,560	Formosa Plastic Corp.	1,777,662
18,990	LG Chem, Ltd.	5,422,538
398,392	Mexichem SAB de C.V.	1,737,288
571,660	Nan Ya Plastics Corp.	1,203,493
1,064,200	PTT Global Chemical pcl	2,542,281

		15,245,527

Commercial Banks (20.0%):
80,343	Banco Bradesco SA, ADR	1,115,161
487,000	Bangkok Bank Public Co., Ltd.	3,074,653
63,642	Barclays Africa Group, Ltd. ^	934,984
10,664,832	China Construction Bank	8,224,895
4,908,190	Chinatrust Financial Holding Co., Ltd.	3,205,295
1,032,600	CIMB Group Holdings Berhad	2,384,481
94,084	Commercial International Bank Egypt SAE	516,701
86,290	DGB Financial Group, Inc.	1,298,071
467,669	Grupo Financiero Banorte SA de C.V.	2,914,534
78,860	Hana Financial Holdings	2,696,537
311,472	HDFC Bank, Ltd.	2,947,918
6,117,385	Industrial & Commercial Bank of China	4,275,508
353,087	Itau Unibanco Banco Multiplo SA, ADR	4,985,588
777,300	Kasikornbank Public Co., Ltd.	4,363,067
3,725	Komercni Banka AS	829,930
126,960	OTP Bank Nyrt	2,515,240
122,084	Powszechna Kasa Oszczednosci Bank Polski SA	1,447,664
416,200	Public Bank Berhad	2,266,637
1,862,660	Sberbank of Russia	5,612,292
48,900	Shinhan Financial Group Co., Ltd.	1,980,926
199,904	Turkiye Garanti Bankasi AS	788,467
280,160	Turkiye Halk Bankasi AS	2,052,905

		60,431,454

Communications Equipment (0.6%):
410,500	AAC Technologies Holdings, Inc.	1,873,036

Computers & Peripherals (0.3%):
123,565	Asustek Computer, Inc.	991,022

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.9%):
48,853	Hyundai Engineering & Construction Co., Ltd.	$2,811,223

Construction Materials (1.2%):
185,100	Cemex Sab de CV, ADR *	2,069,418
1,051,427	Taiwan Cement Corp.	1,522,674

		3,592,092

Distributors (0.1%):
497,000	Dah Chong Hong Holdings, Ltd.	403,232

Diversified Banks (0.8%):
1,421,000	Mega Financial Holdings Co., Ltd.	1,165,369
16,675	Sberbank of Russia, ADR	200,955
345,542	Turkiye Vakiflar Bankasi T.A.O., Class D	789,388

		2,155,712

Diversified Financial Services (0.6%):
29,770	Ayala Corp.	413,762
288,566	Haci Omer Sabanci Holding AS	1,395,522

		1,809,284

Electrical Equipment (0.3%):
299,000	Zhuzhou CSR Times Electric Co., Ltd.	974,456

Electronic Equipment, Instruments & Components (1.5%):
1,886,215	Hon Hai Precision Industry Co., Ltd.	4,837,071

Food & Staples Retailing (1.9%):
73,255	Jeronimo Martins SGPS SA	1,504,605
10,012	Magnit OJSC, Registered Shares, GDR	616,814
11,537	Magnit OJSC	2,837,497
51,616	Shoprite Holdings, Ltd.	849,814

		5,808,730

Food Products (1.6%):
28,490	BRF-Brasil Foods SA	695,214
90,929	BRF-Brasil Foods SA, ADR	2,230,488
964,200	Uni-President Enterprises Corp.	1,797,497

		4,723,199

Health Care Equipment & Supplies (0.5%):
40,500	Mindray Medical International, Ltd., ADR ^	1,575,045

Hotels, Restaurants & Leisure (0.6%):
578,600	Genting Berhard	1,847,674

Household Products (1.1%):
6,844	LG Household & Health Care, Ltd.	3,461,514

Industrial Conglomerates (1.2%):
182,829	KOC Holdings As	844,105
669,300	Sime Darby Berhad	1,947,864
42,500	SM Investments Corp.	762,272

		3,554,241

Insurance (4.9%):
873,400	AIA Group, Ltd.	4,111,826
2,284,848	Cathay Financial Holding Co., Ltd.	3,255,006
393,000	China Life Insurance Co., Ltd.	1,018,533
1,156,000	China Pacific Insurance Group Co., Ltd., Class H	4,139,451

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
7,397	Powszechny Zaklad Ubezpieczen SA	$1,004,732
4,834	Samsung Fire & Marine Insurance Co., Ltd.	1,109,952

		14,639,500

Internet Software & Services (4.9%):
11,248	Baidu, Inc., ADR *	1,745,465
9,419	Baidu, Inc., ADR *	1,461,640
37,007	Mail.ru Group, Ltd., GDR	1,413,769
4,097	Mail.ru Group, Ltd., Registered Shares, GDR	156,517
176,800	Tencent Holdings, Ltd.	9,287,007
23,704	Yandex NV *	863,300

		14,927,698

IT Services (1.0%):
49,400	Cielo SA	1,337,889
63,420	Tata Consultancy Services, Ltd.	1,953,437

		3,291,326

Machinery (1.0%):
116,578	Iochpe-Maxion SA	1,428,420
399,799	Weichai Power Co., Ltd., Class H	1,559,884

		2,988,304

Media (2.3%):
73,210	Cheil Worldwide, Inc. *	1,690,650
163,704	Cyfrowy Polsat SA *	1,114,374
43,520	Naspers, Ltd.	4,018,785

		6,823,809

Metals & Mining (1.1%):
125,600	Gerdau SA, ADR	936,976
153,300	Vale SA, ADR ^	2,393,013
6,300	Vale SA, Sponsored ADR *	89,523

		3,419,512

Multiline Retail (1.8%):
57,565	Almacenes Exito SA	993,042
22,083	Hyundai Department Store Co., Ltd.	3,304,722
38,600	Lojas Renner SA	1,113,508

		5,411,272

Oil, Gas & Consumable Fuels (12.3%):
7,590,400	China Petroleum & Chemical Corp. (Sinopec), H Shares	5,934,586
2,933,000	CNOOC, Ltd.	5,927,780
117,810	LUKOIL, ADR	7,488,004
3,450	LUKOIL, ADR	218,840
2,522	Novatek OAO, GDR	333,561
8,628	NovaTek OAO, Registered Shares, GDR	1,141,145
409,082	OAO Gazprom, GDR	3,608,103
19,401	Petroleo Brasileiro SA, ADR	300,521
125,804	Petroleo Brasileiro SA, ADR	2,104,701
331,200	PTT pcl	3,348,355
80,247	Reliance Industries, Ltd.	1,055,299
35,810	Sasol, Ltd.	1,710,290
13,194	SK Energy Co., Ltd.	1,794,051
18,100	Ultrapar Participacoes SA, ADR	445,079
93,742	Ultrapar Participacoes SA	2,301,879

		37,712,194

Shares		Fair Value
Common Stocks, continued
Personal Products (1.2%):
305,500	Hengan International Group Co., Ltd.	$3,571,028

Pharmaceuticals (1.1%):
126,915	Lupin, Ltd.	1,737,422
79,533	Richter Gedeon Nyrt.	1,385,308

		3,122,730

Real Estate Management & Development (2.3%):
2,266,100	Ayala Land, Inc.	1,420,299
185,200	BR Malls Participacoes SA	1,690,019
51,614	BR Properties SA	455,856
994,000	China Overseas Land & Investment, Ltd.	2,925,184

		6,491,358

Semiconductors & Semiconductor Equipment (10.9%):
275,000	MediaTek, Inc.	3,401,851
13,978	Samsung Electronics Co., Ltd.	17,699,660
103,530	SK Hynix, Inc. *	2,906,375
2,801,110	Taiwan Semiconductor Manufacturing Co., Ltd.	9,524,394

		33,532,280

Tobacco (0.3%):
145,981	ITC, Ltd.	793,201

Transportation Infrastructure (0.7%):
278,556	Companhia de Concessoes Rodoviarias	2,196,215

Wireless Telecommunication Services (6.8%):
332,500	Advanced Info Service pcl	2,718,759
118,827	America Movil SAB de C.V., Series L, ADR	2,353,963
1,313,300	Axiata Group Berhad	2,773,980
398,000	China Mobile, Ltd.	4,477,330
61,500	Mobile TeleSystems, ADR	1,368,990
252,288	Mobile TeleSystems OJSC	2,440,281
566,000	Taiwan Mobile Co., Ltd.	2,010,638
346,284	Turkcell Iletisim Hizmetleri AS *	2,041,153

		20,185,094

Total Common Stocks (Cost $244,237,048)		300,801,262

Preferred Stock (0.4%):
Metals & Mining (0.4%):
76,600	Vale SA, Preferred Shares, ADR	1,088,486

Total Preferred Stock (Cost $700,890)		1,088,486

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.2%):
$3,777,389	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	3,777,389

Total Securities Held as Collateral for Securities on Loan (Cost $3,777,389)		3,777,389

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.5%):
1,447,676	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$1,447,676

Total Unaffiliated Investment Company (Cost $1,447,676)		1,447,676

Total Investment Securities
(Cost $250,163,003)(c) - 101.1%		307,114,813
Net other assets (liabilities) - (1.1)%		(3,331,577)

Net Assets - 100.0%		$303,783,236

Percentages indicated are based on net assets as of September 30, 2013.

ADR  -  American Depositary Receipt

GDR  -  Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $3,646,275.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2013:

Country	Percentage
Belize	0.1%
Brazil	9.8%
British Virgin Islands	0.5%
Cayman Islands	3.3%
China	5.5%
Colombia	0.3%
Czech Republic	0.3%
Egypt	0.2%
Hong Kong	11.7%
Hungary	1.3%
India	3.3%
Malaysia	3.7%
Mexico	5.1%
Netherlands	0.3%
Philippines	0.8%
Poland	1.2%
Portugal	0.5%
Republic of Korea (South)	18.8%
Russian Federation	8.4%
South Africa	2.4%
Switzerland	1.3%
Taiwan	11.3%
Thailand	5.2%
Turkey	2.9%
United States	1.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks (97.4%):
Aerospace & Defense (2.1%):
20,504	AAR Corp.	$560,374
10,341	Aerovironment, Inc. *	238,877
4,081	American Science & Engineering, Inc.	246,125
10,914	Cubic Corp.	585,864
24,616	Curtiss-Wright Corp.	1,155,967
8,973	Engility Holdings, Inc. *	284,713
31,702	Gencorp, Inc. *^	508,183
23,697	Moog, Inc., Class A *	1,390,303
2,567	National Presto Industries, Inc.	180,742
31,469	Orbital Sciences Corp. *	666,513
19,575	Teledyne Technologies, Inc. *	1,662,506

		7,480,167

Air Freight & Logistics (0.6%):
13,204	Atlas Air Worldwide Holdings *	608,836
15,999	Forward Air Corp.	645,560
18,313	Hub Group, Inc., Class A *	718,419

		1,972,815

Airlines (0.3%):
7,798	Allegiant Travel Co.	821,597
27,223	SkyWest, Inc.	395,278

		1,216,875

Application Software (0.1%):
17,492	Tangoe, Inc. *	417,359

Auto Components (0.6%):
15,917	Dorman Products, Inc.	788,688
11,396	Drew Industries, Inc.	518,974
17,949	Spartan Motors, Inc.	108,950
10,838	Standard Motor Products, Inc.	348,550
12,182	Superior Industries International, Inc.	217,205

		1,982,367

Automobiles (0.1%):
14,613	Winnebago Industries, Inc. *	379,353

Beverages (0.3%):
4,564	Boston Beer Co., Inc. (The), Class A *	1,114,574

Biotechnology (0.5%):
21,284	Acorda Therapeutics, Inc. *	729,616
28,694	ArQule, Inc. *	66,857
15,013	Emergent Biosolutions, Inc. *	285,998
24,144	Momenta Pharmaceuticals, Inc. *	347,432
27,878	Spectrum Pharmaceuticals, Inc. ^	233,896

		1,663,799

Building Products (1.3%):
40,634	A.O. Smith Corp.	1,836,657
14,606	AAON, Inc.	387,935
15,037	Apogee Enterprises, Inc.	446,298
15,101	Gibraltar Industries, Inc. *	215,340
23,419	Griffon Corp.	293,674
19,338	Quanex Building Products Corp.	364,135
21,348	Simpson Manufacturing Co., Inc.	695,304
10,395	Universal Forest Products, Inc.	437,630

		4,676,973

Capital Markets (2.0%):
10,018	Calamos Asset Management, Inc., Class A	100,080

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
16,410	Evercore Partners, Inc., Class A	$807,864
25,982	Financial Engines, Inc.	1,544,371
17,320	HFF, Inc., Class A	433,866
19,146	Investment Technology Group, Inc. *	300,975
8,455	Piper Jaffray Cos., Inc. *	289,922
135,812	Prospect Capital Corp. ^	1,518,378
30,916	Stifel Financial Corp. *	1,274,358
15,397	SWS Group, Inc. *	85,915
3,607	Virtus Investment Partners, Inc. *	586,642

		6,942,371

Chemicals (2.8%):
15,460	A. Schulman, Inc.	455,452
13,061	American Vanguard Corp.	351,602
15,640	Balchem Corp.	809,370
28,385	Calgon Carbon Corp. *	539,031
23,596	Flotek Industries, Inc. *	542,708
26,264	H.B. Fuller Co.	1,186,870
4,949	Hawkins, Inc.	186,775
11,491	Innophos Holdings, Inc.	606,495
10,847	Koppers Holdings, Inc.	462,625
17,023	Kraton Performance Polymers, Inc. *	333,481
9,992	LSB Industries, Inc. *	335,032
16,717	OM Group, Inc. *	564,700
50,697	PolyOne Corp.	1,556,904
6,890	Quaker Chemical Corp.	503,315
9,934	Stepan Co.	573,490
13,181	Tredegar Corp.	342,706
11,904	Zep, Inc.	193,559

		9,544,115

Commercial Banks (6.6%):
16,317	Bank of the Ozarks, Inc.	783,053
10,218	Banner Corp.	389,919
41,428	BBCN Bancorp, Inc.	570,049
41,744	Boston Private Financial Holdings, Inc.	463,358
15,807	Cardinal Financial Corp.	261,290
8,208	City Holding Co.	354,914
26,791	Columbia Banking System, Inc.	661,738
21,083	Community Bank System, Inc.	719,352
48,901	CVB Financial Corp.	661,142
75,910	F.N.B. Corp.	920,788
51,943	First Bancorp *	295,036
50,466	First Commonwealth Financial Corp.	383,037
30,192	First Financial Bancorp	458,013
15,887	First Financial Bankshares, Inc. ^	934,473
39,265	First Midwest Bancorp, Inc.	593,294
38,497	Glacier Bancorp, Inc.	951,261
16,597	Hanmi Financial Corp.	275,012
24,428	Home Bancshares, Inc.	741,878
11,816	Independent Bank Corp.	421,831
28,668	MB Financial, Inc.	809,584
60,947	National Penn Bancshares, Inc.	612,517
22,803	NBT Bancorp, Inc.	524,013
52,764	Old National Bancorp	749,249
20,976	PacWest Bancorp ^	720,735
17,319	Pinnacle Financial Partners, Inc. *	516,279

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
34,138	PrivateBancorp, Inc.	$730,553
15,562	S & T Bancorp, Inc.	376,912
8,504	Simmons First National Corp., Class A	264,389
15,239	Sterling Bancorp	209,231
97,879	Susquehanna Bancshares, Inc.	1,228,382
7,997	Taylor Capital Group, Inc. *	177,134
21,372	Texas Capital Bancshares, Inc. *	982,471
6,054	Tompkins Financial Corp.	279,816
19,333	UMB Financial Corp.	1,050,556
58,522	Umpqua Holdings Corp. ^	949,227
15,971	United Bankshares, Inc. ^	462,840
20,208	United Community Banks, Inc. *	303,120
32,209	Wilshire Bancorp, Inc.	263,470
20,777	Wintrust Financial Corp.	853,311

		22,903,227

Commercial Services & Supplies (3.0%):
26,830	ABM Industries, Inc.	714,215
4,210	Consolidated Graphics, Inc. *	236,013
12,153	Encore Capital Group, Inc. *	557,337
10,315	G & K Services, Inc., Class A	622,923
37,568	Geo Group, Inc. (The)	1,249,136
36,553	Healthcare Services Group, Inc.	941,605
17,003	Higher One Holdings, Inc. *^	130,413
30,494	Interface, Inc.	605,001
21,319	Mobile Mini, Inc. *	726,125
26,527	Portfolio Recovery Associates, Inc. *	1,590,027
20,514	Sykes Enterprises, Inc. *	367,406
33,731	Tetra Tech, Inc. *	873,296
7,951	UniFirst Corp.	830,243
20,857	United Stationers, Inc.	907,280
10,677	Viad Corp.	266,391

		10,617,411

Communications Equipment (1.6%):
59,969	Arris Group, Inc. *	1,023,071
5,210	Bel Fuse, Inc., Class B	90,862
8,408	Black Box Corp.	257,621
17,243	Calamp Corp. *	303,994
8,587	Comtech Telecommunications Corp.	208,836
13,426	Digi International, Inc. *	134,394
52,912	Harmonic, Inc. *	406,893
29,416	Ixia *	460,949
20,221	NETGEAR, Inc. *	624,020
9,276	Oplink Communications, Inc. *	174,574
8,987	PC-Tel, Inc.	79,535
10,744	Procera Networks, Inc. *	166,425
21,546	Symmetricom, Inc. *	103,852
21,865	ViaSat, Inc. *	1,393,894

		5,428,920

Computers & Peripherals (0.7%):
16,526	Avid Technology, Inc. *	99,156
24,277	Electronics for Imaging, Inc. *	769,095
12,528	Intevac, Inc. *	73,414
45,873	QLogic Corp. *	501,851
17,015	Super Micro Computer, Inc. *	230,383
17,502	Synaptics, Inc. *	774,989

		2,448,888

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.8%):
20,239	Aegion Corp. *	$480,271
19,475	Comfort Systems USA, Inc.	327,375
17,298	Dycom Industries, Inc. *	484,171
35,085	Emcor Group, Inc.	1,372,876
14,312	Orion Marine Group, Inc. *	148,988

		2,813,681

Construction Materials (0.3%):
38,270	Headwaters, Inc. *	344,047
11,215	Texas Industries, Inc. *	743,667

		1,087,714

Consumer Finance (0.7%):
14,729	Cash America International, Inc.	666,929
28,371	EZCORP, Inc., Class A *	478,902
15,121	First Cash Financial Services, Inc. *	876,262
5,765	World Acceptance Corp. *	518,389

		2,540,482

Containers & Packaging (0.1%):
13,910	Myers Industries, Inc.	279,730

Distributors (0.4%):
24,429	Pool Corp.	1,371,199
10,265	VOXX International Corp. *	140,631

		1,511,830

Diversified Consumer Services (0.9%):
9,238	American Public Education, Inc. *	349,196
5,774	Capella Education Co. *	326,577
30,409	Career Education Corp. *	83,929
41,677	Corinthian Colleges, Inc. *	91,273
32,855	Hillenbrand, Inc.	899,241
9,551	ITT Educational Services, Inc. *^	296,081
11,247	Lincoln Educational Services Corp.	51,849
14,676	Outerwall, Inc. *^	733,653
5,692	Strayer Education, Inc. ^	236,332
11,025	Universal Technical Institute, Inc.	133,733

		3,201,864

Diversified Financial Services (0.6%):
26,157	Interactive Brokers Group, Inc., Class A	490,967
19,643	MarketAxess Holdings, Inc.	1,179,366
18,806	ViewPoint Financial Group	388,720

		2,059,053

Diversified Telecommunication Services (0.3%):
5,196	Atlantic Tele-Network, Inc.	270,867
14,978	Cbeyond, Inc. *	96,009
108,866	Cincinnati Bell, Inc. *	296,116
16,207	General Communication, Inc., Class A *	154,291
7,842	Lumos Networks Corp.	169,936

		987,219

Electric Utilities (1.1%):
19,103	ALLETE, Inc.	922,675
21,055	El Paso Electric Co.	703,237
29,259	UIL Holdings Corp.	1,087,849
21,695	UNS Energy Corp.	1,011,421

		3,725,182

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (1.8%):
13,328	AZZ, Inc.	$557,910
22,800	Belden CDT, Inc.	1,460,340
24,324	Brady Corp., Class A	741,882
9,736	Encore Wire Corp.	383,988
24,895	EnerSys	1,509,384
20,392	Franklin Electric Co., Inc.	803,445
28,382	II-VI, Inc. *	534,149
4,824	Powell Industries, Inc. *	295,663
9,661	Vicor Corp. *	79,027

		6,365,788

Electronic Equipment, Instruments & Components (4.4%):
7,354	Agilysys, Inc. *	87,660
13,954	Anixter International, Inc. *	1,223,208
7,520	Badger Meter, Inc.	349,680
28,547	Benchmark Electronics, Inc. *	653,441
21,500	Checkpoint Systems, Inc. *	359,050
43,225	Cognex Corp.	1,355,536
12,785	Coherent, Inc.	785,638
17,686	CTS Corp.	278,908
19,845	Daktronics, Inc.	222,066
9,543	DTS, Inc. *	200,403
13,335	Electro Scientific Industries, Inc.	156,153
8,953	FARO Technologies, Inc. *	377,548
21,828	FEI Co.	1,916,497
22,149	Insight Enterprises, Inc. *	419,059
11,707	Littlelfuse, Inc.	915,722
7,818	Measurement Specialties, Inc. *	424,048
16,946	Mercury Computer Systems, Inc. *	169,291
18,496	Methode Electronics, Inc.	517,888
8,165	MTS Systems Corp.	525,418
20,472	Newport Corp. *	319,977
9,824	OSI Systems, Inc. *	731,593
10,913	Park Electrochemical Corp.	312,657
17,654	Plexus Corp. *	656,729
14,760	Rofin-Sinar Technologies, Inc. *	357,340
9,076	Rogers Corp. *	539,840
14,711	ScanSource, Inc. *	509,001
13,748	SYNNEX Corp. *	844,815
28,578	TTM Technologies, Inc. *	278,636

		15,487,802

Energy Equipment & Services (2.1%):
13,935	Basic Energy Services, Inc. *	176,138
19,011	Bristow Group, Inc.	1,383,239
9,825	Era Group, Inc. *	267,044
30,615	Exterran Holdings, Inc. *	844,056
6,755	Geospace Technologies Corp. *	569,447
6,440	Gulf Island Fabrication, Inc.	157,844
16,975	Hornbeck Offshore Services, Inc. *	975,044
64,359	ION Geophysical Corp. *	334,667
13,686	Matrix Service Co. *	268,519
45,478	Newpark Resources, Inc. *	575,751
9,840	SEACOR Holdings, Inc.	889,930
16,352	Tesco Corp. *	270,953
41,147	TETRA Technologies, Inc. *	515,572

		7,228,204

Food & Staples Retailing (0.7%):
9,174	Andersons, Inc. (The)	641,263

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
20,084	Casey’s General Stores, Inc.	$1,476,173
6,450	Nash Finch Co.	170,345
11,462	Spartan Stores, Inc.	252,852

		2,540,633

Food Products (2.6%):
7,546	Annie’s, Inc. *	370,509
27,651	B&G Foods, Inc.	955,342
6,787	Calavo Growers, Inc. ^	205,239
7,824	Cal-Maine Foods, Inc.	376,334
61,807	Darling International, Inc. *	1,307,836
10,718	Diamond Foods, Inc. *	252,730
24,944	Hain Celestial Group, Inc. *	1,923,680
7,658	J & J Snack Foods Corp.	618,154
10,598	Sanderson Farms, Inc.	691,414
3,722	Seneca Foods Corp., Class A *	111,995
25,409	Snyders-Lance, Inc.	733,050
19,021	TreeHouse Foods, Inc. *	1,271,173

		8,817,456

Gas Utilities (1.6%):
15,903	Laclede Group, Inc. (The)	715,635
21,641	New Jersey Resources Corp.	953,286
14,111	Northwest Natural Gas Co.	592,380
39,705	Piedmont Natural Gas Co., Inc. ^	1,305,501
16,808	South Jersey Industries, Inc.	984,613
24,231	Southwest Gas Corp.	1,211,550

		5,762,965

Health Care Equipment & Supplies (3.4%):
10,970	Abaxis, Inc.	461,837
18,292	ABIOMED, Inc. *	348,828
36,736	Align Technology, Inc. *	1,767,736
6,409	Analogic Corp.	529,640
17,393	Cantel Medical Corp.	553,967
14,382	CONMED Corp.	488,844
13,107	CryoLife, Inc.	91,749
12,876	Cyberonics, Inc. *	653,328
10,173	Cynosure, Inc., Class A *	232,046
12,618	Greatbatch, Inc. *	429,391
26,853	Haemonetics Corp. *	1,070,898
6,826	ICU Medical, Inc. *	463,690
10,741	Integra LifeSciences Holdings *	432,325
15,079	Invacare Corp.	260,414
21,713	Meridian Bioscience, Inc. ^	513,512
21,220	Merit Medical Systems, Inc. *	257,399
14,492	Natus Medical, Inc. *	205,497
12,592	Neogen Corp. *	764,586
23,315	NuVasive, Inc. *	570,984
7,493	Surmodics, Inc. *	178,184
19,579	Symmetry Medical, Inc. *	159,765
36,510	West Pharmaceutical Services, Inc.	1,502,387

		11,937,007

Health Care Providers & Services (3.1%):
18,307	Air Methods Corp.	779,878
4,433	Almost Family, Inc.	86,133
16,861	Amedisys, Inc. *	290,346
24,053	AMN Healthcare Services, Inc. *	330,969
16,926	AmSurg Corp. *	671,962
12,880	Bio-Reference Laboratories, Inc. *^	384,854
28,566	Centene Corp. *	1,827,082
9,759	Chemed Corp. ^	697,769
5,989	CorVel Corp. *	221,413

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
14,200	Cross Country Healthcare, Inc. *	$86,052
10,221	Ensign Group, Inc. (The)	420,185
15,431	Gentiva Health Services, Inc. *	185,789
18,182	Hanger Orthopedic Group, Inc. *	613,824
18,047	Healthways, Inc. *	334,050
8,804	IPC The Hospitalist Co. *	449,092
28,339	Kindred Healthcare, Inc.	380,593
4,987	Landauer, Inc.	255,584
6,362	LHC Group, Inc. *	149,253
14,040	Magellan Health Services, Inc. *	841,838
14,817	Molina Healthcare, Inc. *	527,485
6,697	MWI Veterinary Supply, Inc. *	1,000,265
15,502	PharMerica Corp. *	205,712

		10,740,128

Health Care Technology (0.8%):
5,472	Computer Programs & Systems, Inc.	320,112
10,563	HealthStream, Inc. *	400,126
13,116	Medidata Solutions, Inc. *	1,297,566
18,257	Omnicell, Inc. *	432,326
22,772	Quality Systems, Inc.	494,836

		2,944,966

Hotels, Restaurants & Leisure (3.4%):
767	Biglari Holdings, Inc. *	316,518
12,982	BJ’s Restaurants, Inc. *	372,843
39,485	Boyd Gaming Corp. *	558,713
9,820	Buffalo Wild Wings, Inc. *	1,092,180
8,633	CEC Entertainment, Inc.	395,909
12,439	Cracker Barrel Old Country Store, Inc.	1,284,203
8,514	DineEquity, Inc.	587,466
20,717	Interval Leisure Group, Inc.	489,543
22,646	Jack in the Box, Inc. *	905,840
9,508	Marcus Corp.	138,151
15,920	Marriott Vacations Worldwide Corp. *	700,480
5,088	Monarch Casino & Resort, Inc. *	96,570
15,161	Multimedia Games, Inc. *	523,813
8,413	Papa John’s International, Inc.	587,900
30,649	Pinnacle Entertainment, Inc. *	767,757
6,811	Red Robin Gourmet Burgers *	484,262
30,026	Ruby Tuesday, Inc. *	225,195
18,673	Ruth’s Hospitality Group, Inc.	221,462
29,613	SHFL Entertainment, Inc. *	681,099
27,190	Sonic Corp. *	482,623
31,254	Texas Roadhouse, Inc.	821,355

		11,733,882

Household Durables (1.5%):
4,467	Blyth, Inc. ^	61,779
13,616	Ethan Allen Interiors, Inc.	379,478
15,723	Helen of Troy, Ltd. *	694,957
14,997	iRobot Corp. *	564,937
27,426	La-Z-Boy, Inc.	622,844
12,817	M/I Homes, Inc. *	264,287
17,812	Meritage Corp. *	765,025
24,147	Ryland Group, Inc. (The)	978,919
78,230	Standard Pacific Corp. *	618,799
8,009	Universal Electronics, Inc. *	288,564

		5,239,589

Shares		Fair Value
Common Stocks, continued
Household Products (0.2%):
21,781	Central Garden & Pet Co., Class A *	$149,200
7,532	WD-40 Co.	488,827

		638,027

Human Resource & Employment Services (0.2%):
15,218	Wageworks, Inc. *	767,748

Industrial Conglomerates (0.1%):
6,644	Standex International Corp.	394,654

Insurance (1.9%):
9,656	Amerisafe, Inc.	342,885
9,640	eHealth, Inc. *	310,986
16,229	Employers Holdings, Inc.	482,650
20,926	Horace Mann Educators Corp.	593,880
6,011	Infinity Property & Casualty Corp.	388,311
24,310	Meadowbrook Insurance Group, Inc.	158,015
5,567	Navigators Group, Inc. *	321,606
32,341	ProAssurance Corp.	1,457,285
8,933	RLI Corp.	780,923
6,684	Safety Insurance Group, Inc.	354,051
29,149	Selective Insurance Group, Inc.	714,151
10,959	Stewart Information Services Corp.	350,578
20,443	Tower Group International, Ltd.	143,101
11,268	United Fire Group, Inc.	343,336

		6,741,758

Internet & Catalog Retail (0.2%):
6,496	Blue Nile, Inc. *	265,881
15,033	Nutri/System, Inc.	216,175
10,511	PetMed Express, Inc. ^	171,224

		653,280

Internet Software & Services (2.2%):
21,529	Blucora, Inc. *	494,736
17,359	comScore, Inc. *	502,890
22,877	DealerTrack Holdings, Inc. *	980,051
21,032	Dice Holdings, Inc. *	178,982
15,241	Digital River, Inc. *	272,357
22,752	j2 Global, Inc. ^	1,126,679
13,461	Liquidity Services, Inc. *^	451,751
25,743	LivePerson, Inc. *	243,014
11,946	LogMeIn, Inc. *	370,923
31,248	NIC, Inc.	722,141
12,007	OpenTable, Inc. *	840,250
17,314	Perficient, Inc. *	317,885
14,988	QuinStreet, Inc. *	141,637
7,457	Stamps.com, Inc. *	342,500
48,419	United Online, Inc.	386,384
12,946	XO Group, Inc. *	167,262

		7,539,442

IT Services (1.8%):
12,157	CACI International, Inc., Class A *	840,170
23,487	Cardtronics, Inc. *	871,368
34,954	CIBER, Inc. *	115,348
17,683	CSG Systems International, Inc.	442,959
16,110	Exlservice Holdings, Inc. *	458,813
6,770	Forrester Research, Inc.	248,865

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
19,269	Heartland Payment Systems, Inc. ^	$765,365
15,154	iGATE Corp. *	420,675
35,658	Maximus, Inc.	1,606,037
10,116	TeleTech Holdings, Inc. *	253,810
12,219	Virtusa Corp. *	355,084

		6,378,494

Leisure Equipment & Products (0.9%):
7,045	Arctic Cat, Inc.	401,917
47,341	Brunswick Corp.	1,889,379
37,358	Callaway Golf Co.	265,989
9,053	JAKKS Pacific, Inc. ^	40,648
10,117	Sturm, Ruger & Co., Inc. ^	633,628

		3,231,561

Life Sciences Tools & Services (0.7%):
37,446	Affymetrix, Inc. *	232,165
15,736	Cambrex Corp. *	207,715
19,277	Luminex Corp. *	385,540
29,396	PAREXEL International Corp. *	1,476,561

		2,301,981

Machinery (3.4%):
38,306	Actuant Corp., Class A	1,487,805
14,713	Albany International Corp., Class A	527,755
9,806	Astec Industries, Inc.	352,624
23,856	Barnes Group, Inc.	833,052
25,036	Briggs & Stratton Corp.	503,724
9,194	CIRCOR International, Inc.	571,683
10,954	EnPro Industries, Inc. *	659,540
13,833	ESCO Technologies, Inc.	459,671
32,805	Federal Signal Corp. *	422,200
14,244	John Bean Technologies Corp.	354,391
16,847	Kaydon Corp.	598,405
6,729	Lindsay Corp.	549,221
8,779	Lydall, Inc. *	150,735
14,712	Mueller Industries, Inc.	819,017
9,627	Tennant Co.	596,874
28,012	Titan International, Inc.	410,096
29,886	Toro Co.	1,624,304
14,950	Watts Water Technologies, Inc., Class A	842,732

		11,763,829

Media (0.6%):
11,118	Digital Generation, Inc. *^	143,756
16,157	E.W. Scripps Co. (The), Class A *	296,481
23,074	Harte-Hanks, Inc.	203,743
73,685	Live Nation, Inc. *	1,366,857

		2,010,837

Metals & Mining (1.4%):
9,021	A.M. Castle & Co. *	145,238
71,644	AK Steel Holding Corp. *^	268,665
13,058	AMCOL International Corp.	426,735
27,005	Century Aluminum Co. *	217,390
33,969	Globe Specialty Metals, Inc.	523,462
6,455	Haynes International, Inc.	292,605
9,804	Kaiser Aluminum Corp.	698,536
10,773	Materion Corp.	345,382
4,812	Olympic Steel, Inc.	133,677
15,972	RTI International Metals, Inc. *	511,743
62,240	Stillwater Mining Co. *^	685,263

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
36,617	SunCoke Energy, Inc. *	$622,489

		4,871,185

Multiline Retail (0.2%):
17,905	Fred’s, Inc.	280,213
19,287	Tuesday Morning Corp. *	294,513

		574,726

Multi-Utilities (0.5%):
31,372	Avista Corp.	828,221
20,120	NorthWestern Corp.	903,790

		1,732,011

Oil, Gas & Consumable Fuels (2.6%):
18,383	Approach Resources, Inc. *^	483,105
23,597	C&J Energy Services, Inc. *^	473,828
19,460	Carrizo Oil & Gas, Inc. *	726,053
31,827	Cloud Peak Energy, Inc. *	466,902
23,513	Comstock Resources, Inc.	374,092
7,008	Contango Oil & Gas Co.	257,544
62,709	Forest Oil Corp. *	382,525
40,550	Gulfport Energy Corp. *	2,608,987
30,715	Northern Oil & Gas, Inc. *	443,217
18,638	PDC Energy, Inc. *	1,109,707
27,701	Penn Virginia Corp. *	184,212
30,035	PetroQuest Energy, Inc. *	120,440
32,606	Pioneer Energy Services Corp. *	244,871
26,155	Stone Energy Corp. *	848,207
22,781	Swift Energy Co. *	260,159

		8,983,849

Paper & Forest Products (1.2%):
11,503	Clearwater Paper Corp. *	549,498
5,860	Deltic Timber Corp.	381,720
20,949	KapStone Paper & Packaging Corp.	896,617
8,426	Neenah Paper, Inc.	331,226
22,528	P.H. Glatfelter Co.	609,833
16,417	Schweitzer-Mauduit International, Inc.	993,722
25,894	Wausau Paper Corp.	336,363

		4,098,979

Personal Products (0.4%):
8,877	Inter Parfums, Inc.	266,221
6,692	Medifast, Inc. *	179,948
26,762	Prestige Brands Holdings, Inc. *	806,072

		1,252,241

Pharmaceuticals (1.7%):
37,252	Akorn, Inc. *	733,119
5,775	Hi-Tech Pharmacal Co., Inc.	249,191
33,497	Impax Laboratories, Inc. *	687,023
32,694	Medicines Co. (The) *	1,095,903
28,854	Questcor Pharmaceuticals, Inc.	1,673,533
34,263	ViroPharma, Inc. *^	1,346,536

		5,785,305

Professional Services (1.2%):
7,573	CDI Corp.	115,943
6,871	Exponent, Inc.	493,613
8,446	Heidrick & Struggles International, Inc.	160,981
11,935	Insperity, Inc.	448,756
14,263	Kelly Services, Inc., Class A	277,701
25,810	Korn/Ferry International *	552,333
26,141	Navigant Consulting, Inc. *	404,140

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
24,114	On Assignment, Inc. *	$795,761
20,875	Resources Connection, Inc.	283,274
21,356	Trueblue, Inc. *	512,758

		4,045,260

Real Estate Investment Trusts (REITs) (6.8%):
29,026	Acadia Realty Trust	716,362
6,518	Agree Realty Corp.	196,713
26,420	Associated Estates Realty Corp. ^	393,922
50,297	Capstead Mortgage Corp.	591,996
32,626	Cedar Shopping Centers, Inc.	169,003
42,738	Colonial Properties Trust	961,178
11,201	Coresite Realty Corp.	380,162
92,286	Cousins Properties, Inc.	949,623
102,221	DiamondRock Hospitality, Co.	1,090,698
15,849	EastGroup Properties, Inc.	938,419
24,664	EPR Properties	1,202,123
45,595	Franklin Street Properties Corp.	580,880
14,037	Getty Realty Corp.	272,739
28,587	Government Properties Income Trust	684,087
50,129	Healthcare Realty Trust, Inc.	1,158,481
43,792	Inland Real Estate Corp.	447,992
49,140	Kite Realty Group Trust	291,400
50,342	LaSalle Hotel Properties	1,435,754
96,997	Lexington Realty Trust ^	1,089,276
18,185	LTC Properties, Inc.	690,666
83,711	Medical Properties Trust, Inc.	1,018,763
22,347	Mid-America Apartment Communities, Inc.	1,396,688
22,320	Parkway Properties, Inc.	396,626
35,660	Pennsylvania Real Estate Investment Trust	666,842
28,556	Post Properties, Inc.	1,285,591
9,569	PS Business Parks, Inc.	714,039
19,533	Sabra Health Care REIT, Inc.	449,454
6,588	Saul Centers, Inc.	304,695
16,443	Sovran Self Storage, Inc.	1,244,406
49,374	Tanger Factory Outlet Centers, Inc.	1,612,062
6,520	Universal Health Realty Income Trust	272,992
13,353	Urstadt Biddle Properties, Inc., Class A	265,458

		23,869,090

Real Estate Management & Development (0.1%):
18,193	Forestar Group, Inc. *	391,695

Road & Rail (0.8%):
12,661	Arkansas Best Corp.	325,008
25,326	Heartland Express, Inc.	359,376
31,414	Knight Transportation, Inc.	518,959
36,494	Old Dominion Freight Line, Inc. *	1,678,359

		2,881,702

Semiconductors & Semiconductor Equipment (3.7%):
19,157	Advanced Energy Industries, Inc. *	335,631
16,692	ATMI, Inc. *	442,672
34,785	Brooks Automation, Inc.	323,848
12,128	Cabot Microelectronics Corp. *	467,171

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
11,555	CEVA, Inc. *	$199,324
33,189	Cirrus Logic, Inc. *^	752,727
12,080	Cohu, Inc.	131,793
19,048	Diodes, Inc. *	466,676
11,722	DSP Group, Inc. *	82,640
47,511	Entropic Communications, Inc. *	208,098
24,873	Exar Corp. *	333,547
64,731	GT Advanced Technologies, Inc. *^	550,861
16,511	Hittite Microwave Corp. *	1,078,993
32,865	Kopin Corp. *	132,446
39,385	Kulicke & Soffa Industries, Inc. *	454,897
24,226	Micrel, Inc.	220,699
48,724	Microsemi Corp. *	1,181,556
27,805	MKS Instruments, Inc.	739,335
17,926	Monolithic Power Systems, Inc.	542,799
11,591	Nanometrics, Inc. *	186,847
10,758	Pericom Semiconductor Corp. *	83,912
15,488	Power Integrations, Inc.	838,675
9,221	Rubicon Technology, Inc. *^	111,666
17,243	Rudolph Technologies, Inc. *	196,570
16,325	Sigma Designs, Inc. *	91,257
5,426	Supertex, Inc.	137,495
25,373	Tessera Technologies, Inc.	490,968
81,869	TriQuint Semiconductor, Inc. *	665,595
14,532	Ultratech, Inc. *	440,320
20,480	Veeco Instruments, Inc. *	762,470
13,043	Volterra Semiconductor Corp. *	299,989

		12,951,477

Software (2.8%):
23,926	Blackbaud, Inc.	934,071
18,972	Bottomline Technologies, Inc. *	528,939
16,690	Ebix, Inc. ^	165,899
16,560	EPIQ Systems, Inc.	218,923
8,181	Interactive Intelligence Group *	519,412
10,100	Manhattan Associates, Inc. *	964,045
4,734	MicroStrategy, Inc., Class A *	491,200
20,299	Monotype Imaging Holdings, Inc.	581,769
19,491	NetScout Systems, Inc. *	498,385
28,302	Progress Software Corp. *	732,456
16,289	Sourcefire, Inc. *	1,236,661
15,748	Synchronoss Technologies, Inc. *	599,369
46,148	Take-Two Interactive Software, Inc. *	838,048
14,657	Tyler Technologies, Inc. *	1,282,047
15,370	VASCO Data Security International, Inc. *	121,269

		9,712,493

Specialty Retail (4.5%):
19,284	Barnes & Noble, Inc. *	249,535
9,325	Big 5 Sporting Goods Corp.	149,946
21,521	Brown Shoe Co., Inc.	505,098
14,665	Buckle, Inc. (The) ^	792,643
14,083	Cato Corp.	394,042
11,669	Children’s Place Retail Stores, Inc. (The) *	675,168
18,929	Christopher & Banks Corp. *	136,478
25,666	Finish Line, Inc. (The), Class A	638,313

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
23,068	Francesca’s Holdings Corp. *^	$429,988
12,542	Genesco, Inc. *	822,504
11,107	Group 1 Automotive, Inc.	862,793
10,515	Haverty Furniture Co., Inc.	257,933
13,590	Hibbett Sports, Inc. *	763,079
14,640	Jos. A. Bank Clothiers, Inc. *	643,574
7,864	Kirkland’s, Inc. *	145,012
11,765	Lithia Motors, Inc., Class A	858,374
14,384	Lumber Liquidators Holdings, Inc. *	1,534,055
12,681	MarineMax, Inc. *	154,708
23,747	Men’s Wearhouse, Inc. (The)	808,585
15,602	Monro Muffler Brake, Inc. ^	725,337
45,587	OfficeMax, Inc.	583,058
27,787	Pep Boys - Manny, Moe & Jack *	346,504
8,199	Rue21, Inc. *	330,748
29,083	Select Comfort Corp. *	708,171
17,955	Sonic Automotive, Inc., Class A	427,329
16,628	Stage Store, Inc.	319,258
14,700	Stein Mart, Inc.	201,684
15,924	Vitamin Shoppe, Inc. *	696,675
17,044	Zale Corp. *	259,069
11,567	Zumiez, Inc. *	318,497

		15,738,158

Textiles, Apparel & Luxury Goods (2.4%):
46,226	Crocs, Inc. *	629,136
64,151	Fifth & Pacific Cos., Inc. *	1,612,114
28,360	Iconix Brand Group, Inc. *	942,119
12,188	Maidenform Brands, Inc. *	286,296
9,478	Movado Group, Inc.	414,663
7,561	Oxford Industries, Inc.	513,997
6,538	Perry Ellis International, Inc.	123,176
66,991	Quiksilver Resources, Inc. *	470,947
20,690	Skechers U.S.A., Inc., Class A *	643,666
20,973	Steven Madden, Ltd. *	1,128,977
26,253	Wolverine World Wide, Inc.	1,528,711

		8,293,802

Thrifts & Mortgage Finance (0.8%):
22,509	Bank Mutual Corp.	141,131
6,256	Bofi Holding, Inc. *	405,764
36,554	Brookline Bancorp, Inc.	343,973
15,245	Dime Community Bancshares	253,829
49,216	Northwest Bancshares, Inc.	650,636
20,421	Oritani Financial Corp.	336,130
27,875	Provident Financial Services, Inc.	451,854
49,498	TrustCo Bank Corp.	295,008

		2,878,325

Tobacco (0.0%):
42,348	Alliance One International, Inc. *	123,233

Trading Companies & Distributors (0.6%):
22,072	Applied Industrial Technologies, Inc.	1,136,708
5,432	Dxp Enterprises, Inc. *	428,965
14,160	Kaman Corp., Class A	536,098

		2,101,771

Water Utilities (0.2%):
20,231	American States Water Co.	557,566

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (0.1%):
8,058	NTELOS Holdings Corp.	$151,490
11,297	USA Mobility, Inc.	159,966

		311,456

Total Common Stocks (Cost $226,570,949)		339,370,324

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc. *	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.4%):
$18,652,392	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	18,652,392

Total Securities Held as Collateral for Securities on Loan (Cost $18,652,392)		18,652,392

Unaffiliated Investment Company (2.1%):
7,176,137	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	7,176,137

Total Unaffiliated Investment Company (Cost $7,176,137)		7,176,137

Total Investment Securities (Cost $252,399,478)(c) - 104.9%		365,198,853
Net other assets (liabilities) - (4.9)%		(17,128,033)

Net Assets - 100.0%		$348,070,820

Percentages indicated are based on net assets as of September 30, 2013.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2013. The total value of securities on loan as of September 30, 2013, was $18,178,723.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2013.
(b)	The rate represents the effective yield at September 30, 2013.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2013 (Unaudited)

Futures Contracts

Cash of $543,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2013:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini December Futures	Long	12/23/13	87	$9,321,180	$103,215

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 30 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Global Allocation Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Davis New York Venture Fund
•	AZL Dreyfus Research Growth Fund
•	AZL Enhanced Bond Index Fund
•	AZL Federated Clover Small Value Fund
•	AZL Franklin Templeton Founding Strategy Plus Fund
•	AZL Gateway Fund
•	AZL International Index Fund
•	AZL Invesco Equity and Income Fund
•	AZL Invesco Growth and Income Fund
•	AZL Invesco International Equity Fund
•	AZL JPMorgan International Opportunities Fund
•	AZL JPMorgan U.S. Equity Fund
•	AZL MFS Investors Trust Fund
•	AZL MFS Value Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL Morgan Stanley Global Real Estate Fund
•	AZL Morgan Stanley Mid Cap Growth Fund
•	AZL NFJ International Value Fund
•	AZL Oppenheimer Discovery Fund
•	AZL Pyramis Core Bond Fund
•	AZL Russell 1000 Growth Index Fund
•	AZL Russell 1000 Value Index Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Small Cap Stock Index Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of September 30, 2013, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $6,212,406, representing 1.12% of the AZL BlackRock Global Allocation Fund’s net assets.

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is all times required to post collateral to the Funds in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2013, are presented on the Funds’ Schedules of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

As of September 30, 2013, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund, AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter into futures contracts to provide equity or market exposure on the Fund’s cash balances. The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. The AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Franklin Templeton Founding Strategy Plus Fund, and the AZL Gateway Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and option on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of September 30, 2013, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. As of September 30, 2013, the AZL Franklin Templeton Founding Strategy Plus Fund and the AZL Gateway Fund used written index call options and purchased index put options to hedge against security prices (equity risk).

AZL BlackRock Global Allocation Fund

The Fund had the following transactions in written call and put options during the period ended September 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(82,982)	$(911,438)
Options written	(1,858,957)	(2,437,120)
Options exercised	1,913	190,241
Options expired	233,057	494,111
Options closed	1,131,830	1,581,418

Options outstanding at September 30, 2013	(575,139)	$(1,082,788)

AZL Franklin Templeton Founding Strategy

The Fund had the following transactions in written call and put options during the period ended September 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$—
Options written	(1)	(999)
Options expired	—	—
Options closed	1	999

Options outstanding at September 30, 2013	—	$—

AZL Gateway Fund

The Fund had the following transactions in written call and put options during the period ended September 30, 2013:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	(1,165)	$(4,068,892)
Options written	(8,209)	(25,331,653)
Options expired	—	—
Options closed	8,202	25,262,974

Options outstanding at September 30, 2013	(1,172)	$(4,137,571)

Swap Agreements

The AZL BlackRock Global Allocation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the

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measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Associations, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2013, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared interest rate swap agreements and the AZL Franklin Templeton Founding Strategy Plus Fund entered into OTC interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchanges for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In

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September 30, 2013 (Unaudited)

connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of September 30, 2013, the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trust’s Board of Trustees (“Trustees”). Not all restricted securities are considered illiquid.

The restricted securities held by the Funds as of September 30, 2013 are identified below.

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September 30, 2013 (Unaudited)

AZL BlackRock Global Allocation Fund

At September 30, 2013, the AZL BlackRock Global Allocation Fund held restricted securities, of which 0.90% were deemed illiquid.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
B.A.T. International Finance plc, 2.13%, 6/7/17, Callable 6/7/17 @ 25.00	5/31/12	$301,754	$300,000	$304,980	0.06%
Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.48%, 11/15/13	1/12/12	604,305	626,091	627,095	0.11%
Banco Bradesco (Cayman), 4.50%, 1/12/17	4/12/12	419,200	400,000	414,000	0.08%
Banco Santander Chile, 2.13%, 6/7/18	5/31/13	450,000	450,000	452,250	0.08%
Banco Santander SA, 4.13%, 11/9/22	11/6/12	147,275	150,000	137,625	0.02%
Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44	1/12/12	79,125	75,000	80,156	0.01%
Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38	1/17/12	250,985	240,000	154,800	0.03%
CapitaLand, Ltd., 2.10%, 11/15/16, Callable 11/15/13 @ 100.00	1/17/12	746,406	750,000	597,435	0.11%
CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100.00	1/17/12	1,198,156	1,250,000	994,159	0.18%
CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100.00	9/19/13	500,000	500,000	399,235	0.07%
Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41	2/16/12	108,250	100,000	150,827	0.03%
CIT Group, Inc., 4.75%, 2/15/15	1/7/13	279,641	265,000	274,275	0.05%
Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69	4/19/13	200,500	200,000	184,000	0.03%
CSG Guernsey I, Ltd., Series REGS, 7.88%, 2/24/41, Callable 8/24/16 @ 100.00	1/17/12	296,650	300,000	318,750	0.06%
Daimler Finance NA LLC, 0.87%, 1/9/15	1/7/13	449,524	449,000	450,587	0.07%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/17	5/8/13	773,149	848,330	812,276	0.15%
Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/13 @ 105.00	5/8/13	785,521	858,310	849,727	0.15%
Delta Debtco, Ltd., 9.25%, 10/30/19	10/17/12	562,435	571,000	594,554	0.11%
Delta Topco, Ltd.	5/2/12	379,997	615,711	456,303	0.08%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	518,956	509,075	516,544	0.09%
Essar Energy plc, 4.25%, 2/1/16	3/19/13	244,876	300,000	244,500	0.04%
FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103.00	3/14/12	138,280	139,000	142,475	0.03%
Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17	1/17/12	201,520	200,000	208,887	0.03%
Hypermarcas SA, 6.50%, 4/20/21, Callable 4/20/16 @ 103.25	12/18/12	162,750	150,000	151,875	0.03%
Hyundai Capital America, Inc., 1.63%, 10/2/15	9/24/12	77,955	78,000	78,125	0.01%
Hyundai Capital America, Inc., 2.13%, 10/2/17	9/24/12	197,705	199,000	198,510	0.04%
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	198,454	218,682	175,274	0.03%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	12,219	426,443	0.08%
Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	6/27/13	205,000	200,000	209,000	0.04%
Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88	1/12/12	198,750	200,000	288,126	0.05%
NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100.00	3/19/13	200,204	200,000	198,000	0.04%
Netherlands Government, 1.00%, 2/24/17	2/16/12	515,470	517,000	517,119	0.09%
Nordea Bank AB, 3.13%, 3/20/17	3/14/12	229,830	230,000	240,304	0.04%
Odebrecht Drilling VIII/IX, 6.35%, 6/30/21, Callable 6/30/20 @ 100.00	1/12/12	263,956	244,200	248,474	0.04%
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22, Callable 12/1/21 @ 100.00	7/26/13	405,976	406,000	416,150	0.08%
OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25	1/12/12	693,015	1,554,000	248,640	0.04%
Olam International, Ltd., 6.00%, 10/15/16	1/13/12	429,438	400,000	383,700	0.07%
Project Eagle Shell, Class A	2/26/13	4,089	240	4,584	0.00%
Project Eagle Shell	12/27/12	350,890	20,670	394,797	0.07%
Project Eagle Shell, Series D	12/27/12	314,602	18,506	353,465	0.06%
Pyrus, Ltd., Series REGS, 7.50%, 12/20/15	1/12/12	323,250	300,000	404,400	0.08%
REI Agro, Ltd., Series REGS, 5.50%, 11/13/14	2/7/12	300,000	400,000	272,068	0.05%

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September 30, 2013 (Unaudited)

AZL BlackRock Global Allocation Fund, continued

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Reliance Holdings USA, Inc., 4.50%, 10/19/20	4/13/12	$315,120	$325,000	$320,803	0.06%
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23	4/10/13	170,000	170,000	162,988	0.03%
Salesforce.com, Inc., 0.25%, 4/1/18	3/12/13	659,594	662,000	710,823	0.13%
Sberbank of Russia/SB Capital SA, 5.13%, 10/29/22	10/18/12	400,000	400,000	373,500	0.07%
Sun Hung Kai Properties, Series E, 4.50%, 2/14/22	4/23/12	197,818	200,000	202,534	0.04%
TFS Corp., Ltd., 7/15/18	6/6/12	—	157,250	58,458	0.01%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	409,063	425,000	403,750	0.07%
TNK-BP Finance SA, Series 2, 7.50%, 7/18/16	6/26/13	121,825	110,000	122,925	0.02%
TNK-BP Finance SA, 6.63%, 3/20/17	1/12/12	103,375	100,000	109,750	0.02%
Unitymedia Hessen GmbH & Co., KG/Unitymedia NRW GmbH, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75	5/30/13	205,000	200,000	189,500	0.03%
Viterra, Inc., 5.95%, 8/1/20	1/12/12	89,380	87,000	90,869	0.02%
Vnesheconombank, 6.03%, 7/5/22	6/26/12	200,000	200,000	206,000	0.04%
Volkswagen International Finance NV, 5.50%, 11/9/15	11/6/12	739,988	700,000	1,046,818	0.19%
Zeus (Cayman) II, Ltd., Series REGS, 1.02%, 8/18/16	1/25/12	19,099,999	20,000,000	297,873	0.05%
Ziggo BV, 3.63%, 3/27/20	3/21/13	99,800	100,000	133,719	0.02%

AZL Davis New York Venture Fund

At September 30, 2013, the AZL Davis New York Venture Fund held restricted securities, of which 0.00% were deemed illiquid.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Emerald Plantation Holdings, Ltd.	1/30/13	$743	$74,281	$7,428	0.00%
Emerald Plantation Holdings, Ltd., 6.00%, 1/30/20, Callable 1/30/17 @ 103.13	1/30/13	69,454	82,999	33,200	0.01%
Fairfax Financial Holdings, Ltd., 2.40%	2/23/10	746,364	1,990	804,888	0.16%
Sino-Forest Corp.	1/30/13	—	488,000	—	—%

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September 30, 2013 (Unaudited)

AZL Enhanced Bond Index Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Achmea Hypotheekbank NV, 0.62%, 11/3/14	5/7/13	$1,814,512	$1,805,000	$1,810,120	0.25%
Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.49%, 4/16/21	2/10/11	1,663,810	1,786,642	1,739,475	0.25%
Auto ABS Compartiment, Series 2012-2, Class A, 2.80%, 4/27/25	1/23/13	726,200	716,703	977,953	0.14%
B.A.T. International Finance plc, 3.25%, 6/7/22	6/1/12	1,437,278	1,415,000	1,381,705	0.19%
Banc of America Large Loan, Series 2010-UB4, Class A4B, 5.04%, 12/20/41	7/16/13	1,317,561	1,295,000	1,295,000	0.18%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23	9/19/13	703,204	704,000	704,000	0.10%
Bank of America Re-Remic Trust, Series 2012-CLRN, Class A, 1.33%, 8/15/29	9/10/12	1,330,000	1,330,000	1,331,859	0.19%
Bank of England Euro Note, Series REGS, 0.50%, 3/6/15	2/21/13	2,136,454	2,130,000	2,135,214	0.30%
Cabela’s Master Credit Card Trust, Series 2013-2A, Class A2, 0.84%, 8/16/21	8/7/13	2,160,000	2,160,000	2,160,048	0.30%
Caixa Economica Federal, 2.38%, 11/6/17	10/26/12	787,211	790,000	738,650	0.10%
CDP Financial, Inc., 3.00%, 11/25/14	11/20/09	679,782	680,000	699,258	0.10%
CDP Financial, Inc., 4.40%, 11/25/19	5/17/12	2,480,934	2,190,000	2,429,634	0.34%
Codelco, Inc., 3.75%, 11/4/20	10/28/10	117,887	120,000	119,132	0.02%
Codelco, Inc., 3.88%, 11/3/21	10/27/11	655,617	665,000	651,761	0.09%
Commercial Mortgage Trust, Series 2012-LTRT, Class B, 3.80%, 10/5/30	9/13/12	841,754	828,000	772,434	0.11%
Cox Communications, Inc., 4.70%, 12/15/42	4/17/13	597,534	575,000	465,684	0.07%
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A, 1.21%, 10/15/20	4/17/13	1,919,676	1,920,000	1,919,066	0.27%
Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15	3/1/12	4,210,876	4,158,000	4,219,538	0.60%
Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16	5/24/11	1,354,295	1,355,000	1,411,772	0.20%
Crown Castle Towers LLC, 6.11%, 1/15/20	1/8/10	535,000	535,000	605,119	0.09%
Daimler Finance NA LLC, 1.88%, 9/15/14	9/7/11	1,370,655	1,375,000	1,389,692	0.20%
Daimler Finance NA LLC, 1.88%, 1/11/18	1/7/13	1,087,534	1,090,000	1,079,151	0.15%
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45	9/20/12	2,027,662	2,028,241	2,021,163	0.28%
DBRR Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49	8/28/13	2,292,814	2,296,336	2,292,814	0.32%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/10/17	2/8/11	1,070,855	1,063,382	1,116,785	0.16%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19	2/8/11	1,325,372	1,320,000	1,437,377	0.20%
Eaton Corp., 1.50%, 11/2/17	11/14/12	839,085	840,000	828,179	0.12%
Eaton Corp., 4.00%, 11/2/32	11/14/12	254,204	255,000	234,420	0.03%
First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.90%, 10/15/18	1/15/13	1,450,561	1,450,644	1,447,008	0.20%
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100.00	2/28/13	447,948	450,000	403,342	0.06%
FREMF Mortgage Trust, Series 2013-K712, Class B, 3.48%, 5/25/45	4/10/13	576,146	564,635	532,222	0.08%
Golden Credit Card Trust, Series 2013-1A, Class A, 0.43%, 2/15/18	2/21/13	1,595,000	1,595,000	1,591,267	0.22%
GS Mortgage Securities Trust, Series 2012-SHOP, Class A, 2.93%, 6/5/31	5/30/13	1,132,828	1,100,000	1,105,768	0.16%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T6, Class AT6, 1.29%, 9/15/44	9/12/13	2,204,999	2,205,000	2,205,000	0.31%
HLSS Servicer Advance Receivables Trust, Series 2013-T2, Class A2, 1.15%, 5/16/44	5/17/13	2,264,998	2,265,000	2,250,396	0.33%
Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.68%, 10/15/54	11/4/10	445,000	445,000	446,660	0.06%
ING Bank NV, 3.75%, 3/7/17	2/29/12	1,109,269	1,115,000	1,171,085	0.17%
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-WLDN, Class A, 3.90%, 5/5/30	5/22/12	608,996	600,000	601,665	0.08%
Kommunalbanken AS, 0.28%, 1/26/15	1/16/13	1,465,000	1,465,000	1,464,468	0.21%
Kommunalbanken AS, 0.40%, 10/31/16	1/17/13	1,856,061	1,856,000	1,859,235	0.26%

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September 30, 2013 (Unaudited)

AZL Enhanced Bond Index Fund, continued

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Lanark Master Issuer plc, Series 2012-2A, Class 1A, 1.66%, 12/22/54	7/20/12	$1,400,000	$1,400,000	$1,422,300	0.20%
MetLife Global Funding I, 2.00%, 1/10/14	1/4/11	1,119,518	1,120,000	1,125,130	0.16%
MetLife Institutional Funding II LLC, 1.63%, 4/2/15	3/27/12	1,708,906	1,710,000	1,732,373	0.25%
Morgan Stanley BAML Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/22	9/25/12	722,566	705,000	654,719	0.09%
Morgan Stanley Re-Remic Trust, Series 2012-XA, Class A, 2.00%, 7/28/49	3/1/12	982,897	980,064	986,836	0.14%
Morgan Stanley Re-Remic Trust, Series 2012-IO, Class AXB1, 1.00%, 3/29/51	1/9/13	682,541	683,074	676,886	0.10%
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/5/25	11/2/12	1,009,997	1,010,000	1,000,032	0.14%
Nationstar Mortgage Advance Receivables Trust, Series 2013-T2, Class A2, 1.68%, 6/20/46	6/4/13	2,114,992	2,115,000	2,111,974	0.30%
NBCUniversal Enterprise, Inc., 0.95%, 4/15/18	3/20/13	1,135,852	1,135,000	1,140,394	0.17%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18	4/3/13	1,818,152	1,810,000	1,777,279	0.25%
Nederlandse Waterschapsbank NV, Series E, 3.00%, 3/17/15	1/23/13	1,830,681	1,740,000	1,802,654	0.25%
New York Life Global Funding, 1.65%, 5/15/17	2/7/12	903,380	905,000	903,110	0.13%
Nordea Eiendomskreditt AS, 2.13%, 9/22/16	9/21/11	1,913,440	1,920,000	1,975,486	0.28%
Novus USA Trust, Series 2013-1, 1.56%, 2/28/14	2/19/13	1,435,000	1,435,000	1,432,848	0.20%
Penske Truck Leasing Co. LP, 3.13%, 5/11/15	5/8/12	814,209	815,000	838,885	0.12%
PFS Financing Corp., Series 2012-BA, Class A, 0.88%, 10/17/16	9/10/12	1,595,000	1,595,000	1,594,849	0.22%
PFS Financing Corp., Series 2013-AA, Class A, 0.73%, 2/15/18	2/5/13	1,735,000	1,735,000	1,723,559	0.24%
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18	4/3/13	1,877,927	1,878,118	1,880,886	0.27%
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 4/16/17	5/26/10	624,640	620,000	673,307	0.09%
Ruby Pipeline LLC, 6.00%, 4/1/22	2/10/12	540,000	540,000	587,353	0.08%
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13	3/21/11	590,880	592,001	593,713	0.08%
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, 11/17/14	1/24/12	221,276	219,654	220,057	0.03%
Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 5/15/17	2/4/11	165,165	165,175	165,383	0.02%
Santander Drive Auto Receivables Trust, Series 2013-A, Class A3, 1.02%, 1/16/18	8/15/13	2,499,815	2,500,000	2,498,972	0.36%
Santander Drive Auto Receivables Trust, Series 2013-A, Class B, 1.89%, 10/15/19	8/15/13	2,074,583	2,075,000	2,074,517	0.29%
SBA Tower Trust, 4.25%, 4/15/15	4/8/10	400,000	400,000	407,495	0.06%
Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100.00	6/5/12	630,602	600,000	600,941	0.08%
SLM Student Loan Trust, Series 2012-A, Class A1, 1.58%, 4/15/16	2/2/12	922,293	922,293	929,424	0.13%
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17	11/17/10	286,091	286,091	297,200	0.04%
STRIPS, Series 2012-1A, Class A, 1.50%, 12/25/44	12/13/12	742,111	750,877	739,614	0.10%
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26	11/18/10	167,904	167,919	174,843	0.02%
Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17	7/9/12	670,000	670,000	672,077	0.09%
Toronto-Dominion Bank, 2.20%, 7/29/15	7/17/13	2,373,245	2,300,000	2,369,230	0.34%
Toronto-Dominion Bank, 1.50%, 3/13/17	4/17/13	2,180,546	2,125,000	2,145,400	0.30%
UBS AG London, 1.88%, 1/23/15	5/2/13	2,598,822	2,540,000	2,583,942	0.36%
Westpac Banking Corp., 1.38%, 7/17/15	1/14/13	2,962,522	2,915,000	2,952,895	0.42%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Enhanced Bond Index Fund, continued

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Westpac Banking Corp., 2.45%, 11/28/16	1/31/13	$1,568,254	$1,490,000	$1,548,706	0.22%
Xstrata Canada Financial Corp., 2.85%, 11/10/14	11/3/11	814,234	815,000	827,210	0.12%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Franklin Templeton Founding Strategy Plus Fund

At September 30, 2013, the AZL Franklin Templeton Founding Strategy Fund held restricted securities, of which 0.00% were deemed illiquid.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Abengoa Finance SAU, 8.88%, 11/1/17	10/19/10	$392,380	$400,000	$396,000	0.06%
Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94	7/25/11	400,000	400,000	446,000	0.07%
Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 10/15/15 @ 104.25	10/2/12	500,000	500,000	528,750	0.09%
Aviation Capital Group Corp., 6.75%, 4/6/21	5/12/11	246,225	245,000	258,613	0.04%
Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41	4/14/11	248,450	250,000	445,142	0.08%
Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94	7/20/10	178,463	180,000	193,950	0.03%
Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75	10/18/10	224,000	224,000	238,000	0.04%
Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94	1/10/11	450,000	450,000	473,625	0.08%
Canary Wharf Group plc	2/19/10	40,910	13,131	60,206	0.01%
Cemex Sab de C.V., 7.25%, 1/15/21	9/25/13	500,000	500,000	498,750	0.08%
Cemex SAB de C.V., 9.00%, 1/11/18, Callable 1/11/15 @ 104.50	4/20/12	247,800	280,000	301,700	0.05%
Cemex SAB de C.V., 5.88%, 3/25/19, Callable 3/25/16 @ 102.94	6/24/13	280,500	300,000	288,000	0.05%
CEVA Group plc, 4.00%, 5/1/18, Callable 11/8/13 @ 102.00	12/14/10	471,531	475,000	396,625	0.06%
Chesapeake Energy Corp., Series A	5/17/10	100,000	100	110,313	0.02%
Deutsche Bank AG, Series 0007, 11/22/13	5/16/13	361,800	18,000	319,896	0.05%
Deutsche Bank AG, Series 000A, 11/22/13	5/16/13	155,710	23,000	142,807	0.02%
Dynegy Holdings, Inc., 7.50%, 6/1/15	10/1/12	—	410,000	—	—%
Dynegy Holdings, Inc., 8.38%, 5/1/16	10/1/12	—	50,000	—	—%
Dynegy Holdings, Inc., 7.75%, 6/1/19	10/1/12	—	170,000	—	—%
Export-Import Bank of Korea (The), 1.45%, 5/19/14	10/18/12	2,987,608	2,990,000	465,547	0.08%
Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 12/15/13 @ 104.25	12/14/09	106,932	111,000	116,411	0.02%
Financing of Infrastructure, 7.40%, 4/20/18	7/27/11	197,750	200,000	157,058	0.03%
First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13	12/16/10	1,404,293	1,389,000	1,434,142	0.22%
First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38	12/16/10	132,422	141,000	146,993	0.02%
FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 2/1/14 @ 105.16	12/10/10	500,000	500,000	522,500	0.09%
FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13	10/25/11	250,000	250,000	269,375	0.04%
Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63	9/13/10	278,453	271,000	293,358	0.05%
Ineos Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28	2/3/12	300,000	300,000	330,750	0.05%
Inmet Mining Corp., 8.75%, 6/1/20, Callable 6/1/16 @ 104.38	5/15/12	394,336	400,000	428,000	0.07%
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.13	7/19/12	250,000	250,000	229,063	0.04%
InterGen NV, 7.00%, 6/30/23, Callable 6/30/18 @ 103.50	6/7/13	982,310	1,000,000	1,000,000	0.16%
International Consolidated Airlines Group SA	3/15/11	882,199	504,410	2,756,150	0.45%
Ireland Treasury Bill, 5.50%, 10/18/17	7/26/12	918,530	934,700	1,405,806	0.23%
JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19	1/25/12	295,707	300,000	315,750	0.05%
JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44	4/26/12	154,560	161,000	161,805	0.03%
JPMorgan Chase & Co., Series 0000, 11/15/13	10/17/12	201,000	5,000	227,600	0.04%
Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31	1/22/10	99,393	100,000	143,725	0.02%
Landry’s, Inc., 9.38%, 5/1/20, Callable 5/1/15 @ 107.03	4/19/12	500,000	500,000	527,500	0.09%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Franklin Templeton Founding Strategy Plus Fund, continued

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Laureate Education, Inc., 9.25%, 9/1/19, Callable 9/1/15 @ 106.94	10/26/12	$488,750	$500,000	$540,000	0.09%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 10.75%, 10/1/20, Callable 10/1/16 @ 105.38	7/9/13	333,125	325,000	341,250	0.05%
Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75	9/12/12	900,000	900,000	879,750	0.14%
Orion Engineered Carbons Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.50	6/17/11	450,000	450,000	675,737	0.11%
Prime ATET&D Holdings No. 1 Pty., Ltd.	3/30/11	—	9,722	—	—%
Republic of Iceland, 5.88%, 5/11/22	5/3/12	237,768	240,000	246,600	0.04%
Republic of Lithuania, 7.38%, 2/11/20	2/4/10	226,028	230,000	278,875	0.04%
Republic of Lithuania, 6.13%, 3/9/21	3/2/11	147,258	150,000	171,188	0.03%
Republic of Serbia, 5.25%, 11/21/17	11/14/12	198,270	200,000	198,500	0.03%
Republic of Serbia, 4.88%, 2/25/20	2/14/13	295,203	300,000	280,125	0.05%
Republic of Serbia, 7.25%, 9/28/21	9/27/12	333,373	320,000	332,400	0.05%
Republic of Slovenia, 5.50%, 10/26/22	10/19/12	1,300,087	1,400,000	1,302,000	0.21%
Republic of Slovenia, 5.85%, 5/10/23	5/2/13	966,388	1,025,000	973,750	0.16%
Russia Foreign Bond, 7.50%, 3/31/30	10/27/09	610,214	551,300	649,696	0.10%
Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88	2/3/12	900,000	900,000	954,000	0.14%
Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 103.88	6/10/13	900,000	900,000	877,500	0.14%
Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25	4/26/11	500,000	500,000	526,250	0.09%
Singapore Telecommunications, Ltd., 3.80%	10/26/09	1,533,181	443,520	1,320,017	0.21%
Sprint Nextel Corp., 9.00%, 11/15/18	11/4/11	500,000	500,000	586,250	0.09%
Tenet Healthcare Corp., 8.13%, 4/1/22	9/13/13	1,400,000	1,400,000	1,461,250	0.24%
Ukraine Government, 7.95%, 6/4/14	10/11/12	602,625	600,000	571,500	0.09%
Ukraine Government, 4.95%, 10/13/15	7/27/11	93,625	100,000	115,994	0.02%
Ukraine Government, 6.25%, 6/17/16	7/27/11	200,300	200,000	172,000	0.03%
Ukraine Government, 6.58%, 11/21/16	4/2/12	87,375	100,000	86,000	0.01%
Ukraine Government, 9.25%, 7/24/17	7/17/12	360,000	360,000	332,658	0.05%
Ukraine Government, 7.75%, 9/23/20	7/27/11	552,625	620,000	528,550	0.09%
Ukraine Government, 7.95%, 2/23/21	2/16/11	1,293,830	1,430,000	1,222,650	0.20%
Ukraine Government, 7.80%, 11/28/22	6/20/13	1,095,875	1,240,000	1,029,200	0.17%
Ukraine Government, 7.50%, 4/17/23	6/24/13	2,107,479	2,400,000	1,983,000	0.32%
Univision Communications, Inc., 5.13%, 5/15/23, Callable 5/15/18 @ 102.56	5/16/13	1,000,000	1,000,000	957,500	0.15%
Volkswagen International Finance NV, 5.50%, 11/9/15	11/6/12	1,500,000	1,500,000	2,243,182	0.36%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Invesco Equity and Income Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Abbey National Treasury Services plc, 3.88%, 11/10/14	11/4/09	$233,391	$235,000	$242,483	0.04%
Anglo American Capital plc, 9.38%, 4/8/19	2/2/10	127,522	100,000	125,198	0.01%
BAA Funding, Ltd., 2.50%, 6/25/15	6/18/12	274,802	275,000	279,241	0.03%
BPCE SA, 2.38%, 10/4/13	9/29/10	154,893	155,000	155,009	0.02%
Ciena Corp., 4.00%, 12/15/20	9/6/11	1,736,143	948,000	1,431,480	0.16%
Cox Communications, Inc., 8.38%, 3/1/39	8/12/09	24,210	20,000	23,723	0.00%
Cox Communications, Inc., 4.70%, 12/15/42	11/26/12	239,955	240,000	194,372	0.02%
Credit Suisse AG, 6.50%, 8/8/23	8/1/13	1,280,000	1,280,000	1,294,400	0.14%
Crown Castle Towers LLC, 6.11%, 1/15/20	5/8/13	504,415	415,000	469,392	0.06%
Cubist Pharmaceuticals, Inc., 1.13%, 9/1/18	9/5/13	799,000	799,000	863,419	0.09%
Cubist Pharmaceuticals, Inc., 1.88%, 9/1/20	9/5/13	1,307,000	1,307,000	1,406,659	0.15%
Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21	3/10/11	428,473	430,000	461,695	0.06%
Electricite de France, 4.60%, 1/27/20	5/7/10	49,912	50,000	54,513	0.01%
FBG Finance, Ltd., 5.13%, 6/15/15	6/21/05	77,525	80,000	85,583	0.01%
Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20	9/30/10	263,137	265,000	214,215	0.02%
Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100.00	3/8/10	1,199,999	1,200,000	1,360,604	0.15%
Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20	9/18/13	4,530,000	4,530,000	4,530,000	0.50%
Grupo Bimbo SAB de C.V., 4.88%, 6/30/20	6/23/10	99,726	100,000	104,415	0.01%
HBOS plc, 6.75%, 5/21/18	5/15/08	104,563	105,000	116,675	0.01%
HSBC Bank plc, 4.13%, 8/12/20	8/5/10	253,473	255,000	267,853	0.04%
Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14	9/8/09	99,829	100,000	102,384	0.01%
ING Bank NV, 3.75%, 3/7/17	2/29/12	373,073	375,000	393,863	0.04%
ING Bank NV, 5.80%, 9/25/23	9/16/13	482,783	485,000	489,848	0.06%
JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 100.00	8/16/13	2,398,959	1,465,000	1,567,550	0.18%
Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 100.00	4/4/13	443,000	443,000	500,036	0.06%
Linear Technology Corp., 3.00%, 5/1/27	4/18/07	460,000	460,000	489,613	0.05%
Micron Technology, Inc., Series E, 1.63%, 2/15/33, Callable 2/20/18 @ 100.00	9/19/13	2,320,993	48,000	81,480	0.01%
Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103.00	6/25/13	729,363	670,000	722,154	0.08%
National Australia Bank, 3.75%, 3/2/15	2/23/10	124,978	125,000	130,400	0.01%
Nationwide Building Society, 6.25%, 2/25/20	2/18/10	179,577	180,000	203,540	0.02%
Pacific Life Corp., 6.00%, 2/10/20	2/4/10	74,614	75,000	83,929	0.01%
Penske Truck Leasing Co. LP, 2.50%, 3/15/16	9/24/12	364,460	365,000	371,766	0.04%
Qvc, Inc., 7.50%, 10/1/19, Callable 10/1/14 @ 103.75	6/5/13	1,375,000	1,250,000	1,345,159	0.15%
Rabobank Nederland NV, 4.75%, 1/15/20	1/8/10	179,942	180,000	194,605	0.02%
Santander U.S. Debt SA, 3.72%, 1/20/15	4/14/10	99,676	100,000	101,416	0.01%
Societe Generale, 2.50%, 1/15/14	12/8/10	304,951	305,000	306,311	0.03%
Standard Chartered plc, 3.85%, 4/27/15	4/21/10	99,941	100,000	103,748	0.01%
Turlock Corp., 0.95%, 11/2/15	11/14/12	404,648	405,000	405,044	0.04%
Union Pacific Corp., 3.65%, 2/15/24	2/20/09	19,383	18,000	18,090	0.00%
WEA Finance LLC, 7.13%, 4/15/18	3/18/11	88,307	75,000	89,284	0.01%
WellPoint, Inc., 2.75%, 10/15/42	10/3/12	3,578,219	1,300,000	1,655,062	0.18%
Xilinx, Inc., 3.13%, 3/15/37	2/28/07	512,000	512,000	828,160	0.09%
Xstrata Finance Canada, 1.80%, 10/23/15	10/18/12	229,926	230,000	230,625	0.02%
Xstrata Finance Canada, 2.45%, 10/25/17	10/18/12	229,614	230,000	228,746	0.03%
Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100.00	1/16/13	209,962	213,000	198,504	0.03%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Money Market Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Barton Capital LLC, 0.06%(a), 10/1/13	9/30/13	$29,999,951	$30,000,000	$30,000,000	3.20%
Bedford Row Funding Corp., 0.30%(a), 4/3/14	7/8/13	9,977,583	10,000,000	9,984,667	1.07%
Caisse Centrale Desjardins, 0.26%(a), 2/19/14	8/23/13	5,992,350	6,000,000	5,994,008	0.64%
Cancara Asset Securitization LLC, 0.15%(a), 10/30/13	9/30/13	14,998,125	15,000,000	14,998,188	1.60%
Commonwealth Bank of Australia, 0.31%, 11/14/13	11/13/12	5,999,400	6,000,000	5,999,927	0.64%
Commonwealth Bank of Australia, 0.29%, 3/28/14	9/3/13	12,504,438	12,500,000	12,503,834	1.35%
Commonwealth Bank of Australia, 0.26%, 5/16/14	6/11/13	8,999,550	9,000,000	8,999,699	0.96%
CPPIB Capital, Inc., 0.24%(a), 1/3/14	4/18/13	7,986,133	8,000,000	7,994,987	0.85%
DNB NOR Bank ASA, 0.26%(a), 1/27/14	7/29/13	11,984,227	12,000,000	11,989,773	1.28%
DNB NOR Bank ASA, 0.26%(a), 2/6/14	8/5/13	9,986,896	10,000,000	9,990,933	1.07%
Erste Abwicklungsanstalt, 0.24%(a), 1/15/14	7/8/13	7,990,078	8,000,000	7,994,464	0.85%
Erste Abwicklungsanstalt, 0.21%(a), 3/10/14	9/5/13	9,989,383	10,000,000	9,990,667	1.07%
Fairway Finance Corp., 0.22%, 4/4/14	7/8/13	10,000,000	10,000,000	10,000,000	1.07%
Fortis Funding LLC, 0.08%(a), 10/3/13	9/26/13	17,999,720	18,000,000	17,999,920	1.92%
Kells Funding LLC, 0.29%(a), 10/4/13	1/30/13	9,980,264	10,000,000	9,999,758	1.07%
Kells Funding LLC, 0.24%, 11/1/13	4/2/13	10,000,000	10,000,000	10,000,000	1.07%
Kells Funding LLC, 0.21%, 2/3/14	8/6/13	10,000,050	10,000,000	10,000,035	1.07%
Mont Blanc Capital Corp., 0.25%(a), 11/7/13	7/8/13	2,997,458	3,000,000	2,999,229	0.32%
National Australia Bank, NY, 0.86%, 11/12/13	2/27/13	5,021,290	5,000,000	5,003,479	0.53%
National Australia Funding, 0.29%(a), 10/7/13	1/24/13	7,983,502	8,000,000	7,999,613	0.85%
Nederlandse Waterschapsbank NV, 0.30%, 7/28/14	7/25/13	1,000,202	1,000,000	1,000,166	0.11%
Nederlandse Waterschapsbank NV, 0.31%, 7/30/14	7/25/13	1,000,202	1,000,000	1,000,168	0.11%
Nieuw Amsterdam Receivables Corp., 0.26%(a), 10/15/13	5/14/13	7,991,102	8,000,000	7,999,191	0.85%
Nordea Bank AB, 1.75%, 10/4/13	2/8/13	13,118,820	13,000,000	13,001,531	1.40%
Nordea Bank AB, 0.25%(a), 1/17/14	7/18/13	14,980,938	15,000,000	14,988,750	1.60%
Old Line Funding LLC, 0.24%(a), 12/10/13	6/11/13	12,984,227	13,000,000	12,993,933	1.39%
Old Line Funding LLC, 0.24%(a), 12/11/13	6/14/13	9,988,000	10,000,000	9,995,267	1.07%
Old Line Funding LLC, 0.24%(a), 3/17/14	9/12/13	7,990,293	8,000,000	7,991,093	0.85%
Old Line Funding LLC, 0.22%, 5/9/14	8/14/13	10,000,000	10,000,000	10,000,000	1.07%
Starbird Funding Corp., 0.05%(a), 10/1/13	9/30/13	9,804,986	9,805,000	9,805,000	1.05%
Svenska Handelsbank, Inc., 0.25%(a), 1/21/14	7/26/13	11,985,083	12,000,000	11,990,667	1.28%
Svenska Handelsbank, Inc., 0.25%(a), 2/7/14	8/12/13	14,981,354	15,000,000	14,986,563	1.60%
Svenska Handelsbanken AB, 0.27%, 11/15/13	5/7/13	6,100,000	6,100,000	6,100,000	0.65%
Thunder Bay Funding LLC, 0.24%(a), 12/16/13	6/17/13	9,987,867	10,000,000	9,994,933	1.07%
Thunder Bay Funding LLC, 0.24%(a), 1/27/14	8/2/13	11,985,760	12,000,000	11,990,560	1.28%
Thunder Bay Funding LLC, 0.24%(a), 3/3/14	8/29/13	9,987,667	10,000,000	9,989,800	1.07%
Thunder Bay Funding LLC, 0.24%, 3/26/14	9/25/13	5,000,000	5,000,000	5,000,000	0.53%
Westpac Banking Corp., NY, 0.27%, 10/8/13	1/8/13	13,000,000	13,000,000	13,000,000	1.39%
Westpac Banking Corp., NY, 0.27%, 4/24/14	5/20/13	16,001,007	16,000,000	16,000,611	1.71%

AZL Morgan Stanley Global Real Estate Fund

At September 30, 2013, the AZL Morgan Stanley Global Real Estate Fund held restricted securities, of which 0.00% were deemed illiquid.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/29/09	$—	2,485,087	$—	—%

AZL Morgan Stanley Mid Cap Growth Fund

At September 30, 2013, the AZL Morgan Stanley Mid Cap Growth Fund held restricted securities, of which 0.70% were deemed illiquid.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Better Place LLC	1/25/10	$2,046,081	$818,433	$—	—%
Dropbox, Inc.	5/1/12	2,222,513	245,606	2,824,470	0.57%
Palantir Technologies, Inc.	7/19/12	702,919	229,712	725,660	0.15%
Peixe Urbano, Inc.	12/2/11	1,101,072	33,446	51,841	0.01%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Pyramis Core Bond Fund

At September 30, 2013, the AZL Pyramis Core Bond Fund held restricted securities, of which 0.20% were deemed illiquid.

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/23	7/24/13	$1,000,000	$1,000,000	$1,002,500	0.28%
Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16	9/19/13	364,174	365,000	366,095	0.11%
Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23	9/19/13	333,623	334,000	334,000	0.09%
CFC LLC, Series 2013-1A, Class A, 1.65%, 7/17/17	5/21/13	79,886	79,888	79,891	0.02%
CFC LLC, Series 2013-1A, Class B, 2.75%, 11/15/18	5/21/13	4,229,738	4,220,000	4,178,590	1.17%
Codelco, Inc., 4.50%, 8/13/23	8/6/13	399,456	400,000	403,319	0.11%
COX Communications, Inc., 3.25%, 12/15/22	11/26/12	133,794	134,000	118,994	0.03%
Daimler Finance NA LLC, 1.45%, 8/1/16	7/24/13	227,761	228,000	228,731	0.06%
DCP Midstream Operating LLC, 4.75%, 9/30/21	9/11/12	1,362,582	1,300,000	1,311,421	0.36%
Extended Stay America Trust, Series 2013-ESFL, Class BFL, 1.28%, 12/5/31	1/24/13	320,000	320,000	317,353	0.09%
Extended Stay America Trust, Series 2013-ESFL, Class CFL, 1.68%, 12/5/31	1/24/13	230,000	230,000	229,649	0.06%
Granite Master Issuer plc, Series 2006-1A, Class M2, 0.76%, 12/20/54	5/3/13	3,411,400	3,700,000	3,363,561	0.92%
Granite Master Issuer plc, Series 2006-1A, Class A1, 0.25%, 12/20/54	6/25/13	348,358	359,874	354,483	0.10%
GS Mortgage Securities Trust, Series 2013-KY0, Class XB1, 3.25%, 11/8/29	2/15/13	571,705	9,100,000	606,267	0.17%
Heineken NV, 1.40%, 10/1/17	10/2/12	178,409	179,000	175,983	0.05%
Heineken NV, 2.75%, 4/1/23	10/2/12	186,647	187,000	170,809	0.05%
Hyundai Capital America, Inc., 1.63%, 10/2/15	9/24/12	111,935	112,000	112,179	0.03%
Hyundai Capital America, Inc., 1.88%, 8/9/16	8/6/13	90,947	91,000	91,380	0.03%
Hyundai Capital America, Inc., 2.13%, 10/2/17	9/24/12	123,830	124,000	123,695	0.03%
Hyundai Capital America, Inc., 2.88%, 8/9/18	8/6/13	160,517	161,000	162,345	0.05%
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19	6/17/13	33,949	34,000	33,736	0.01%
Ingersoll-Rand Global Holding Co., Ltd., 4.25%, 6/15/23	6/17/13	237,003	240,000	236,435	0.06%
Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 6/15/43	6/17/13	171,105	173,000	177,015	0.05%
Liberty Mutual Group, Inc., 5.00%, 6/1/21	9/11/12	738,220	700,000	742,573	0.21%
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A2, 0.72%, 7/9/21	12/18/12	1,988,131	2,030,000	1,999,451	0.56%
MetLife Global Funding, Inc., 1.88%, 6/22/18	6/17/13	290,601	291,000	286,909	0.08%
Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40	10/2/12	390,087	300,000	344,510	0.10%
Pacific Life Corp., 6.00%, 2/10/20	9/11/12	1,206,664	1,077,000	1,205,225	0.33%
Pacific Life Corp., 5.13%, 1/30/43	1/16/13	423,446	436,000	402,077	0.11%
Pacific Life Insurance Co., 9.25%, 6/15/39	10/2/12	687,850	500,000	676,722	0.19%
RBS Citizens Financial Group, Inc., 4.15%, 9/28/22	9/25/12	199,238	200,000	195,176	0.05%
Symetra FINL Corp., 6.13%, 4/1/16	9/9/13	69,559	65,000	69,792	0.02%
West Penn Power Co., 5.95%, 12/15/17	10/11/12	1,224,090	1,000,000	1,145,742	0.32%
Zoetis, Inc., 1.88%, 2/1/18	1/16/13	56,968	57,000	56,426	0.02%
Zoetis, Inc., 3.25%, 2/1/23, Callable 11/1/22 @ 100.00	1/16/13	137,848	138,000	131,378	0.04%

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

The following is a summary of the valuation inputs used as of September 30, 2013 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$648,660,419	$—	$—	$648,660,419
Securities Held as Collateral for Securities on Loan	8,700,300	—	—	8,700,300
Unaffiliated Investment Company	5,291,568	—	—	5,291,568

Total Investment Securities	$662,652,287	$—	$—	$662,652,287

AZL BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$627,095	$—	$627,095
Common Stocks
Aerospace & Defense	3,922,313	4,665,360	—	8,587,673
Air Freight & Logistics	1,429,784	—	—	1,429,784
Airlines	1,441,620	806,229	—	2,247,849
Auto Components	1,761,050	3,478,461	—	5,239,511
Automobiles	2,651,670	7,762,859	—	10,414,529
Beverages	5,274,178	1,978,795	—	7,252,973
Biotechnology	5,239,036	256,619	—	5,495,655
Building Products	—	1,804,823	—	1,804,823
Capital Markets	3,233,997	2,181,887	—	5,415,884
Chemicals	3,669,269	8,895,658	—	12,564,927
Commercial Banks	7,186,672	12,418,548	—	19,605,220
Communications Equipment	3,361,585	—	—	3,361,585
Computers & Peripherals	2,510,298	—	—	2,510,298
Construction & Engineering	271,826	1,601,689	—	1,873,515
Construction Materials	—	302,610	—	302,610
Consumer Finance	3,174,927	—	—	3,174,927
Containers & Packaging	1,263,727	—	—	1,263,727
Diversified Consumer Services	—	160,137	—	160,137
Diversified Financial Services	7,535,490	1,529,491	—	9,064,981
Diversified Metals & Mining	—	270,559	—	270,559
Diversified Telecommunication	—	135,903	—	135,903
Diversified Telecommunication Services	1,312,062	6,440,293	—	7,752,355
Electric Utilities	3,589,311	991,898	—	4,581,209
Electrical Equipment	2,358,489	713,462	—	3,071,951
Electronic Equipment, Instruments & Components	722,811	2,465,806	—	3,188,617
Energy Equipment & Services	5,306,989	1,033,992	—	6,340,981
Food & Staples Retailing	2,823,418	611,774	—	3,435,192
Food Products	3,291,212	4,465,681	—	7,756,893
Gas Utilities	—	1,022,567	—	1,022,567
Health Care Equipment & Supplies	3,228,632	—	—	3,228,632
Health Care Providers & Services	10,724,394	3,857,479	—	14,581,873
Hotels, Restaurants & Leisure	1,829,840	—	—	1,829,840
Household Durables	991,204	862,349	—	1,853,553
Household Products	4,425,421	310,279	—	4,735,700
Independent Power Producers & Energy Traders	1,240,395	—	—	1,240,395
Industrial Conglomerates	4,605,942	4,164,856	—	8,770,798
Insurance	7,748,101	4,616,839	—	12,364,940
Internet & Catalog Retail	935,450	489,370	—	1,424,820
Internet Software & Services	5,936,298	—	752,846	6,689,144
IT Services	7,565,201	876,774	—	8,441,975
Leisure Equipment & Products	580,431	—	—	580,431
Life Sciences Tools & Services	3,493,186	—	—	3,493,186
Machinery	2,944,940	3,424,145	—	6,369,085
Media	5,763,758	2,875,983	—	8,639,741
Metals & Mining	5,568,459	5,300,420	—	10,868,879
Multiline Retail	39,895	524,885	—	564,780
Multi-Utilities	2,297,804	1,014,194	—	3,311,998
Office Electronics	—	590,965	—	590,965
Oil, Gas & Consumable Fuels	20,452,287	7,779,127	—	28,231,414
Paper & Forest Products	106,848	—	—	106,848
Personal Products	451,884	727,779	—	1,179,663
Pharmaceuticals	8,878,672	9,391,747	—	18,270,419
Professional Services	300,544	—	—	300,544
Real Estate Investment Trusts (REITs)	3,194,004	871,159	—	4,065,163
Real Estate Management & Development	1,885,944	1,667,679	—	3,553,623
Road & Rail	2,554,004	1,990,163	—	4,544,167
Semiconductors & Semiconductor Equipment	1,102,786	3,015,159	—	4,117,945
Software	11,034,615	465,965	—	11,500,580
Specialty Retail	278,595	1,124,372	—	1,402,967
Textiles, Apparel & Luxury Goods	902,853	552,565	—	1,455,418
Trading Companies & Distributors	517,475	3,238,964	—	3,756,439
Transportation Infrastructure	—	206,629	456,303	662,932
Water Utilities	544,731	—	—	544,731
Wireless Telecommunication Services	1,909,883	2,732,249	—	4,642,132
Convertible Bonds+	—	9,465,786	—	9,465,786
Convertible Preferred Stocks
Aerospace & Defense	277,755	—	—	277,755
Airlines	—	28,620	—	28,620
Automobiles	578,079	—	—	578,079
Commercial Banks	—	235,463	—	235,463
Electric Utilities	746,155	—	—	746,155
Health Care Providers & Services	—	206,964	—	206,964
Metals & Mining	213,990	—	—	213,990
Corporate Bonds
Beverages	—	236,999	—	236,999
Capital Markets	—	891,323	—	891,323
Commercial Banks	—	473,401	—	473,401
Communications Equipment	—	64,650	—	64,650
Computers & Peripherals	—	648,270	—	648,270
Construction Materials	—	227,556	—	227,556
Consumer Finance	—	303,000	—	303,000
Diversified Financial Services	—	780,129	—	780,129
Diversified Telecommunication	—	2,590,895	—	2,590,895
Health Care Providers & Services	—	73,500	—	73,500
Hotels, Restaurants & Leisure	—	1,855,616	—	1,855,616
IT Services	—	278,780	—	278,780
Media	—	132,300	—	132,300
Oil, Gas & Consumable Fuels	—	930,041	—	930,041
Transportation Infrastructure	—	—	516,544	516,544
Wireless Telecommunication Services	—	442,808	—	442,808
Floating Rate Loans+	—	2,981,876	—	2,981,876
Foreign Bonds+	—	45,803,351	—	45,803,351
Preferred Stocks
Auto Components	—	—	426,443	426,443
Automobiles	—	1,512,873	—	1,512,873
Commercial Banks	2,812,789	236,360	—	3,049,149
Diversified Financial Services	183,674	—	—	183,674
Food & Staples Retailing	504,592	—	—	504,592
Private Placements+	—	4,449,435	—	4,449,435
Right	5,427	—	—	5,427
U.S. Treasury Obligations	—	142,734,656	—	142,734,656
Warrant	—	58,458	—	58,458
Yankee Dollars+	—	9,997,707	—	9,997,707
Exchange Traded Funds	7,410,564	—	—	7,410,564
Securities Held as Collateral for Securities on Loan	5,190,397	—	—	5,190,397
Unaffiliated Investment Company	907,694	—	—	907,694
Purchased Call Options	361,319	1,217,005	—	1,578,324
Purchased Put Options	405,645	334,437	—	740,082
Purchased Call Swaptions	—	617,236	42,639	659,875
Purchased Put Swaptions	—	21,725	—	21,725

Total Investment Securities	216,964,290	359,125,511	2,194,775	578,284,576

Securities Sold Short	(21,488)	(150,950)	—	(172,438)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL BlackRock Global Allocation Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Futures Contracts	26,298	—	—	26,298
Written Options	58,695	201,090	—	259,785
Written Swaptions	—	8,851	—	8,851
Forward Currency Contracts	—	(761,842)	—	(761,842)
Over-the-Counter Credit Default Swaps	—	(84,263)	—	(84,263)
Centrally Cleared Credit Default Swaps	—	(8,059)	—	(8,059)
Over-the-Counter Interest Rate Swaps	—	(87,000)	—	(87,000)
Centrally Cleared Interest Rate Swaps	—	12,354	—	12,354
Total Return Swaps	—	14,697	—	14,697

Total Investments	$217,027,795	$358,270,389	$2,194,775	$577,492,959

AZL Columbia Mid Cap Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$205,572,311	$—	$—	$205,572,311
Securities Held as Collateral for Securities on Loan	1,628,673	—	—	1,628,673
Unaffiliated Investment Company	5,232,913	—	—	5,232,913

Total Investment Securities	$212,433,897	$—	$—	$212,433,897

AZL Columbia Small Cap Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,347,218	$—	$—	$2,347,218
Airlines	626,537	—	—	626,537
Application Software	813,626	—	—	813,626
Auto Components	2,443,924	—	—	2,443,924
Biotechnology	151,381	—	—	151,381
Building Products	655,118	—	—	655,118
Capital Markets	665,324	—	—	665,324
Chemicals	3,627,893	—	—	3,627,893
Commercial Banks	16,182,151	—	—	16,182,151
Commercial Services & Supplies	3,730,285	—	—	3,730,285
Communications Equipment	246,143	—	—	246,143
Construction & Engineering	369,525	117,682	—	487,207
Consumer Finance	964,419	—	—	964,419
Containers & Packaging	1,806,510	—	—	1,806,510
Diversified Consumer Services	525,012	—	—	525,012
Diversified Financial Services	1,365,569	—	—	1,365,569

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Columbia Small Cap Value Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Diversified Telecommunication Services	194,928	—	—	194,928
Electric Utilities	5,312,237	—	—	5,312,237
Electrical Equipment	3,204,706	—	—	3,204,706
Electronic Equipment, Instruments & Components	3,608,422	—	—	3,608,422
Energy Equipment & Services	5,141,945	—	—	5,141,945
Food & Staples Retailing	951,269	—	—	951,269
Food Products	3,473,218	—	—	3,473,218
Gas Utilities	2,620,970	—	—	2,620,970
Health Care Equipment & Supplies	1,201,594	—	—	1,201,594
Health Care Providers & Services	4,889,264	—	—	4,889,264
Health Care Technology	965,212	—	—	965,212
Hotels, Restaurants & Leisure	2,999,182	—	—	2,999,182
Household Durables	901,214	—	—	901,214
Insurance	13,515,835	—	—	13,515,835
Internet Software & Services	1,275,982	—	—	1,275,982
IT Services	1,693,284	—	—	1,693,284
Machinery	8,921,311	—	—	8,921,311
Metals & Mining	2,437,128	—	—	2,437,128
Multi-Utilities	2,082,507	—	—	2,082,507
Oil, Gas & Consumable Fuels	6,560,027	—	—	6,560,027
Personal Products	583,246	—	—	583,246
Pharmaceuticals	1,289,215	—	—	1,289,215
Professional Services	809,113	—	—	809,113
Real Estate Investment Trusts (REITs)	12,457,107	—	—	12,457,107
Road & Rail	1,721,645	—	—	1,721,645
Semiconductors & Semiconductor Equipment	8,184,306	—	—	8,184,306
Software	3,040,860	—	—	3,040,860
Specialty Retail	7,274,035	—	—	7,274,035
Textiles, Apparel & Luxury Goods	4,400,212	—	—	4,400,212
Thrifts & Mortgage Finance	5,567,067	—	—	5,567,067
Wireless Telecommunication Services	717,815	—	—	717,815
Securities Held as Collateral for Securities on Loan	9,113,063	—	—	9,113,063
Unaffiliated Investment Company	5,661,026	—	—	5,661,026

Total Investment Securities	$169,289,580	$117,682	$—	$169,407,262

AZL Davis New York Venture Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,579,016	$—	$—	$1,579,016
Airport Services	702,411	—	—	702,411
Automobiles	1,942,618	—	—	1,942,618
Beverages	10,751,302	3,959,352	—	14,710,654
Capital Markets	37,050,432	8,426,725	—	45,477,157
Chemicals	24,471,785	—	—	24,471,785
Commercial Banks	28,670,956	—	—	28,670,956
Commercial Services & Supplies	2,925,293	—	—	2,925,293
Computers & Peripherals	1,481,398	—	—	1,481,398
Construction Materials	1,253,631	1,645,697	—	2,899,328
Consumer Finance	31,264,525	—	—	31,264,525
Diversified Financial Services	5,277,342	—	—	5,277,342
Energy Equipment & Services	3,427,484	—	—	3,427,484
Food & Staples Retailing	43,158,814	—	—	43,158,814
Food Products	—	845,642	—	845,642
Health Care Providers & Services	35,248,505	—	—	35,248,505
Household Durables	—	609,572	—	609,572

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Davis New York Venture Fund, continued

Investment Securities:	Level 1	Level 2	Level 3		Total
Insurance	64,513,062	—	—		64,513,062
Internet & Catalog Retail	11,794,060	—	—		11,794,060
Internet Software & Services	22,853,368	—	—		22,853,368
IT Services	4,777,500	—	—		4,777,500
Life Sciences Tools & Services	2,368,263	—	—		2,368,263
Machinery	7,298,696	—	—		7,298,696
Marine	—	5,342,072	—		5,342,072
Media	12,595,543	—	—		12,595,543
Oil, Gas & Consumable Fuels	26,348,069	—	—		26,348,069
Paper & Forest Products	7,428	—	—	^	7,428
Professional Services	—	785,026	—		785,026
Real Estate Management & Development	4,169,860	4,808,256	—		8,978,116
Semiconductors & Semiconductor Equipment	6,381,587	—	—		6,381,587
Software	13,800,169	—	—		13,800,169
Specialty Retail	30,279,107	—	—		30,279,107
Textiles, Apparel & Luxury Goods	—	1,279,547	—		1,279,547
Tobacco	3,481,784	—	—		3,481,784
Transportation Infrastructure	—	5,039,464	—		5,039,464
Yankee Dollar	—	33,200	—		33,200
Securities Held as Collateral for Securities on Loan	87,907	—	—		87,907
Unaffiliated Investment Company	30,607,129	—	—		30,607,129

Total Investment Securities	$470,569,044	$32,774,553	$—		$503,343,597

AZL Dreyfus Research Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$325,512,264	$—	$—	$325,512,264
Affiliated Investment Company	4,365,767	—	—	4,365,767
Exchange Traded Funds	2,894,964	—	—	2,894,964

Total Investment Securities	$332,772,995	$—	$—	$332,772,995

AZL Enhanced Bond Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$53,295,051	$—	$53,295,051
Collateralized Mortgage Obligations	—	42,211,237	739,614	42,950,851
Corporate Bonds+	—	110,369,092	—	110,369,092

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Enhanced Bond Index Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgages	—	250,943,351	—	250,943,351
U.S. Treasury Obligations	—	160,156,211	—	160,156,211
Yankee Dollars+	—	75,691,340	—	75,691,340
Securities Held as Collateral for Securities on Loan	22,744,647	—	—	22,744,647
Unaffiliated Investment Company	144,044,926	—	—	144,044,926

Total Investment Securities	166,789,573	692,666,282	739,614	860,195,469

Other Financial Instruments:*
Futures Contracts	626,783	—	—	626,783
Forward Currency Contracts	—	(955)	—	(955)

Total Investments	$167,416,356	$692,665,327	$739,614	$860,821,297

AZL Federated Clover Small Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$283,755,791	$—	$—	$283,755,791
Securities Held as Collateral for Securities on Loan	18,132,808	—	—	18,132,808
Unaffiliated Investment Company	13,757,696	—	—	13,757,696

Total Investment Securities	$315,646,295	$—	$—	$315,646,295

AZL Franklin Templeton Founding Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,447,030	$1,629,744	$—	$4,076,774
Air Freight & Logistics	1,778,189	1,720,885	—	3,499,074
Airlines	—	4,758,285	—	4,758,285
Auto Components	—	2,820,905	—	2,820,905
Automobiles	1,881,986	3,875,604	—	5,757,590
Beverages	4,207,635	596,696	—	4,804,331
Biotechnology	2,615,998	—	—	2,615,998
Capital Markets	3,406,331	2,813,664	—	6,219,995
Chemicals	5,486,350	2,163,056	—	7,649,406
Commercial Banks	11,373,386	15,792,859	—	27,166,245
Commercial Services & Supplies	1,347,376	—	195,203	1,542,579
Communications Equipment	6,868,346	1,702,273	—	8,570,619
Computers & Peripherals	8,696,264	—	—	8,696,264
Construction & Engineering	—	794,239	—	794,239
Construction Materials	—	2,326,054	—	2,326,054
Containers & Packaging	1,276,480	—	—	1,276,480
Diversified Banks	583,163	—	—	583,163
Diversified Financial Services	10,024,265	4,392,950	—	14,417,215
Diversified Telecommunication Services	2,373,338	5,654,526	—	8,027,864
Electric Utilities	10,397,620	—	—	10,397,620
Electrical Equipment	—	1,890,812	—	1,890,812
Electronic Equipment, Instruments & Components	2,152,657	—	—	2,152,657
Energy Equipment & Services	12,831,535	1,000,349	—	13,831,884

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Franklin Templeton Founding Strategy Plus Fund, continued

Investment Securities:	Level 1	Level 2	Level 3		Total
Food & Staples Retailing	11,901,285	3,401,005	—		15,302,290
Gas Utilities	132,106	—	—		132,106
Health Care Equipment & Supplies	6,119,833	412,709	—		6,532,542
Health Care Providers & Services	4,637,375	—	—		4,637,375
Household Durables	—	329,378	—		329,378
Independent Power Producers & Energy Traders	1,677,059	—	—		1,677,059
Industrial Conglomerates	2,134,333	3,140,839	—		5,275,172
Insurance	11,856,731	8,651,153	—		20,507,884
Internet Software & Services	819,852	—	—		819,852
Life Sciences Tools & Services	—	275,103	—		275,103
Machinery	4,606,877	—	—		4,606,877
Marine	—	2,038,948	—		2,038,948
Media	13,421,269	5,328,867	—		18,750,136
Metals & Mining	8,251,184	5,904,054	—		14,155,238
Multiline Retail	2,864,808	1,187,693	—		4,052,501
Multi-Utilities	5,153,680	866,802	—		6,020,482
Office Electronics	2,106,085	1,231,191	—		3,337,276
Oil, Gas & Consumable Fuels	27,080,500	14,381,297	—		41,461,797
Paper & Forest Products	2,573,282	—	—		2,573,282
Personal Products	1,216,306	—	—		1,216,306
Pharmaceuticals	21,780,263	9,334,302	—		31,114,565
Professional Services	—	2,218,148	—		2,218,148
Real Estate Investment Trusts (REITs)	731,323	79,266	—		810,589
Real Estate Management & Development	79,661	366,008	60,206		505,875
Semiconductors & Semiconductor Equipment	2,353,183	4,229,886	—		6,583,069
Software	11,326,498	1,367,476	—		12,693,974
Specialty Retail	—	2,401,712	—		2,401,712
Tobacco	4,248,506	4,416,336	—		8,664,842
Trading Companies & Distributors	—	195,381	—		195,381
Wireless Telecommunication Services	1,572,179	7,487,294	—		9,059,473
Convertible Bonds	—	3,212,454	—		3,212,454
Convertible Preferred Stocks
Automobiles	300,900	—	—		300,900
Commercial Banks	—	473,200	—		473,200
Commercial Services & Supplies	—	—	46,968		46,968
Diversified Financial Services	863,999	—	—		863,999
Insurance	120,372	—	—		120,372
Multi-Utilities	266,975	—	—		266,975
Oil, Gas & Consumable Fuels	—	459,438	—		459,438
Real Estate Investment Trusts (REITs)	—	59,844	—		59,844
Corporate Bonds
Airlines	—	693,225	—		693,225
Auto Components	—	1,739,750	—		1,739,750
Automobiles	—	669,000	—		669,000
Beverages	—	229,063	—		229,063
Capital Markets	—	526,250	—		526,250
Commercial Banks	—	498,850	—		498,850
Commercial Services & Supplies	—	—	396,625		396,625
Diversified Consumer Services	—	540,000	—		540,000
Diversified Financial Services	—	1,037,250	—		1,037,250
Diversified Telecommunication	—	1,822,036	—		1,822,036
Electronic Equipment, Instruments & Components	—	526,250	—		526,250
Food & Staples Retailing	—	949,380	—		949,380
Food Products	—	381,800	—		381,800
Health Care Providers & Services	—	3,474,791	—		3,474,791
Hotels, Restaurants & Leisure	—	2,459,750	—		2,459,750
Household Products	—	1,653,375	—		1,653,375
Independent Power Producers & Energy Traders	—	2,818,279	—	^	2,818,279
IT Services	—	208,000	—		208,000
Machinery	—	663,613	—		663,613
Media	—	7,530,320	—		7,530,320

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Franklin Templeton Founding Strategy Plus Fund, continued

Investment Securities:	Level 1	Level 2	Level 3		Total
Metals & Mining	—	1,046,250	—		1,046,250
Multiline Retail	—	161,724	—		161,724
Office Electronics	—	91,520	—		91,520
Oil & Gas Exploration & Production	—	644,250	—		644,250
Oil, Gas & Consumable Fuels	—	9,391,487	—		9,391,487
Pharmaceuticals	—	107,375	—		107,375
Professional Services	—	110,750	—		110,750
Semiconductors & Semiconductor Equipment	—	1,364,133	—		1,364,133
Software	—	3,371,635	—		3,371,635
Specialty Retail	—	446,000	—		446,000
Thrifts & Mortgage Finance	—	879,750	—		879,750
Wireless Telecommunication Services	—	3,996,395	—		3,996,395
Floating Rate Loans+	—	5,669,103	—		5,669,103
Foreign Bonds+	—	87,924,157	—		87,924,157
Preferred Stocks	330,821	—	—		330,821
Private Placements	—	—	—	^	—
U.S. Government Agency Mortgages	—	20,000,000	—		20,000,000
U.S. Treasury Obligations	—	6,999,733	—		6,999,733
Yankee Dollars	—	20,002,389	—		20,002,389
Securities Held as Collateral for Securities on Loan	14,112,699	—	—		14,112,699
Unaffiliated Investment Company	49,287,328	—	—		49,287,328

Total Investment Securities	303,675,221	328,010,318	699,002		632,384,541

Other Financial Instruments:*
Forward Currency Contracts	—	(514,604)	—		(514,604)
Over-the-Counter Interest Rate Swaps	—	172,687	—		172,687

Total Investments	$303,675,221	$327,668,401	$699,002		$632,042,624

AZL Gateway Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$198,840,045	$—	$—	$198,840,045
Purchased Put Options	997,040	—	—	997,040
Unaffiliated Investment Company	4,321,798	—	—	4,321,798

Total Investment Securities	204,158,883	—	—	204,158,883

Other Financial Instruments:*
Written Options	1,652,441	—	—	1,652,441

Total Investments	$205,811,324	—	—	$205,811,324

AZL International Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$8,050,152	$—	$8,050,152
Air Freight & Logistics	—	2,657,787	—	2,657,787
Airlines	59,688	1,572,738	—	1,632,426
Auto Components	—	7,932,613	—	7,932,613
Automobiles	—	26,638,744	—	26,638,744
Beverages	—	18,167,191	—	18,167,191
Biotechnology	—	2,494,896	—	2,494,896
Building Products	—	4,236,315	—	4,236,315
Capital Markets	—	15,570,077	—	15,570,077
Chemicals	—	24,854,691	—	24,854,691
Commercial Banks	—	94,502,718	—	94,502,718
Commercial Services & Supplies	—	4,427,304	—	4,427,304
Communications Equipment	—	3,914,672	—	3,914,672
Computers & Peripherals	—	2,402,483	—	2,402,483
Construction & Engineering	—	5,281,595	—	5,281,595
Construction Materials	—	4,544,121	—	4,544,121

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL International Index Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Consumer Finance	—	469,755	—	469,755
Containers & Packaging	—	1,217,766	—	1,217,766
Distributors	—	683,902	—	683,902
Diversified Consumer Services	—	145,579	—	145,579
Diversified Financial Services	—	9,417,706	—	9,417,706
Diversified Telecommunication Services	—	22,200,058	—	22,200,058
Electric Utilities	—	13,464,696	—	13,464,696
Electrical Equipment	—	9,858,460	—	9,858,460
Electronic Equipment, Instruments & Components	—	8,691,519	—	8,691,519
Energy Equipment & Services	—	5,328,182	—	5,328,182
Food & Staples Retailing	—	15,213,146	—	15,213,146
Food Products	—	26,811,700	—	26,811,700
Gas Utilities	—	3,713,143	—	3,713,143
Health Care Equipment & Supplies	—	4,840,541	—	4,840,541
Health Care Providers & Services	—	2,812,620	—	2,812,620
Health Care Technology	—	122,150	—	122,150
Hotels, Restaurants & Leisure	—	8,902,792	—	8,902,792
Household Durables	—	4,440,095	—	4,440,095
Household Products	—	3,763,846	—	3,763,846
Independent Power Producers & Energy Traders	—	435,363	—	435,363
Industrial Conglomerates	—	11,293,246	—	11,293,246
Insurance	—	36,281,586	—	36,281,586
Internet & Catalog Retail	—	642,868	—	642,868
Internet Software & Services	—	849,275	—	849,275
IT Services	—	2,396,242	—	2,396,242
Leisure Equipment & Products	—	1,501,347	—	1,501,347
Life Sciences Tools & Services	—	535,050	—	535,050
Machinery	846,955	19,405,212	—	20,252,167
Marine	—	2,009,041	—	2,009,041
Media	—	9,539,773	—	9,539,773
Metals & Mining	—	27,974,019	—	27,974,019
Multiline Retail	—	3,569,299	—	3,569,299
Multi-Utilities	—	8,217,793	—	8,217,793
Office Electronics	—	2,928,320	—	2,928,320
Oil & Gas Exploration & Production	—	162,105	—	162,105
Oil, Gas & Consumable Fuels	—	43,872,728	—	43,872,728
Paper & Forest Products	—	1,761,955	—	1,761,955
Personal Products	—	4,231,226	—	4,231,226
Pharmaceuticals	—	60,293,483	—	60,293,483
Professional Services	—	4,491,959	—	4,491,959
Real Estate Investment Trusts (REITs)	—	11,197,487	—	11,197,487
Real Estate Management & Development	—	14,685,416	249,328	14,934,744
Road & Rail	—	7,168,321	—	7,168,321
Semiconductors & Semiconductor Equipment	—	5,313,957	—	5,313,957
Software	—	6,254,355	—	6,254,355
Specialty Retail	—	7,199,244	—	7,199,244
Textiles, Apparel & Luxury Goods	—	10,919,608	—	10,919,608
Tobacco	—	10,604,433	—	10,604,433
Trading Companies & Distributors	—	8,520,922	—	8,520,922
Transportation Infrastructure	—	2,802,342	—	2,802,342
Water Utilities	—	846,697	—	846,697
Wireless Telecommunication Services	—	17,473,525	—	17,473,525
Preferred Stocks	—	4,087,240	—	4,087,240

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL International Index Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Rights	295,047	—	—	295,047
Securities Held as Collateral for Securities on Loan	22,575,146	—	—	22,575,146

Total Investment Securities	23,776,836	718,811,190	249,328	742,837,354

Other Financial Instruments:*
Futures Contracts	(15,909)	—	—	(15,909)

Total Investments	$23,760,927	$718,811,190	$249,328	$742,821,445

AZL Invesco Equity and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,777,279	$—	$—	$4,777,279
Automobiles	8,116,559	—	—	8,116,559
Beverages	5,235,016	—	—	5,235,016
Biotechnology	9,594,601	—	—	9,594,601
Capital Markets	38,799,602	—	—	38,799,602
Chemicals	12,838,586	—	—	12,838,586
Commercial Banks	36,846,747	—	—	36,846,747
Commercial Services & Supplies	16,346,436	—	—	16,346,436
Diversified Financial Services	56,851,237	—	—	56,851,237
Diversified Telecommunication Services	3,113,155	—	—	3,113,155
Electric Utilities	9,801,167	—	—	9,801,167
Electronic Equipment, Instruments & Components	6,360,773	—	—	6,360,773
Energy Equipment & Services	10,690,193	—	—	10,690,193
Food & Staples Retailing	7,124,159	—	—	7,124,159
Food Products	22,064,603	—	—	22,064,603
Health Care Equipment & Supplies	8,997,014	—	—	8,997,014
Health Care Providers & Services	21,699,392	—	—	21,699,392
Hotels, Restaurants & Leisure	7,985,866	—	—	7,985,866
Household Products	9,848,016	—	—	9,848,016
Industrial Conglomerates	18,132,319	—	—	18,132,319
Insurance	27,429,238	—	—	27,429,238
Internet Software & Services	12,646,477	—	—	12,646,477
IT Services	6,135,112	—	—	6,135,112
Machinery	6,867,795	—	—	6,867,795
Media	47,411,157	—	—	47,411,157
Metals & Mining	1,871,501	—	—	1,871,501
Oil, Gas & Consumable Fuels	40,681,433	—	—	40,681,433
Personal Products	14,372,682	—	—	14,372,682
Pharmaceuticals	36,122,732	8,120,115	—	44,242,847
Road & Rail	6,240,843	—	—	6,240,843
Semiconductors & Semiconductor Equipment	18,864,319	—	—	18,864,319
Software	25,531,577	—	—	25,531,577
Specialty Retail	3,004,292	—	—	3,004,292
Wireless Telecommunication Services	10,753,400	—	—	10,753,400
Convertible Bonds
Biotechnology	—	6,583,297	—	6,583,297
Capital Markets	—	2,308,454	4,530,000	6,838,454
Chemicals	—	172,909	—	172,909
Commercial Banks	—	480,118	—	480,118
Communications Equipment	—	5,063,310	—	5,063,310
Computers & Peripherals	—	7,300,200	—	7,300,200
Construction Materials	—	5,102,809	—	5,102,809
Diversified Financial Services	—	600,094	—	600,094
Energy Equipment & Services	—	1,502,432	—	1,502,432
Food & Beverages	—	158,863	—	158,863
Health Care Equipment & Supplies	—	8,158,540	—	8,158,540
Health Care Providers & Services	—	9,494,091	—	9,494,091
Hotels, Restaurants & Leisure	—	7,380,696	—	7,380,696
Independent Power Producers & Energy Traders	—	394,532	—	394,532
Insurance	—	2,191,758	—	2,191,758
Internet & Catalog Retail	—	1,345,159	—	1,345,159
Machinery	—	3,986,258	—	3,986,258
Media	—	1,087,842	—	1,087,842
Metals & Mining	—	2,956,481	—	2,956,481
Miscellaneous Manufacturing	—	405,044	—	405,044
Oil, Gas & Consumable Fuels	—	7,544,625	—	7,544,625
Personal Products	—	102,037	—	102,037
Pharmaceuticals	—	3,323,074	—	3,323,074
Real Estate Investment Trusts (REITs)	—	233,007	—	233,007
Semiconductors & Semiconductor Equipment	—	9,023,604	—	9,023,604
Specialty Retail	—	1,626,823	—	1,626,823
Thrifts & Mortgage Finance	—	6,491,341	—	6,491,341
Convertible Preferred Stock	—	2,163,241	—	2,163,241
Corporate Bonds+	—	37,857,745	—	37,857,745

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Invesco Equity and Income Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Municipal Bond	—	88,098	—	88,098
Preferred Stocks
Commercial Banks	763,840	1,700,150	—	2,463,990
Health Care Providers & Services	—	3,000,112	—	3,000,112
Oil, Gas & Consumable Fuels	—	1,534,794	—	1,534,794
U.S. Government Agency Mortgages	—	2,178,547	—	2,178,547
U.S. Treasury Obligations	—	94,496,537	—	94,496,537
Yankee Dollars+	—	11,974,280	—	11,974,280
Securities Held as Collateral for Securities on Loan	10,568,946	—	—	10,568,946
Unaffiliated Investment Company	73,703,828	—	—	73,703,828

Total Investment Securities	658,191,892	258,131,017	4,530,000	920,852,909

Other Financial Instruments:*
Forward Currency Contracts	—	(187,597)	—	(187,597)

Total Investments	$658,191,892	$257,943,420	$4,530,000	$920,665,312

AZL Invesco Growth and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,094,007	$—	$—	$3,094,007
Automobiles	5,330,214	—	—	5,330,214
Beverages	3,604,471	—	—	3,604,471
Biotechnology	6,741,922	—	—	6,741,922
Capital Markets	26,541,906	—	—	26,541,906
Chemicals	8,251,312	—	—	8,251,312
Commercial Banks	25,404,430	—	—	25,404,430
Commercial Services & Supplies	11,078,435	—	—	11,078,435
Diversified Financial Services	38,862,205	—	—	38,862,205
Diversified Telecommunication Services	2,053,787	—	—	2,053,787
Electric Utilities	6,813,770	—	—	6,813,770
Electronic Equipment, Instruments & Components	4,104,517	—	—	4,104,517
Energy Equipment & Services	7,354,894	—	—	7,354,894

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Invesco Growth and Income Fund, continued

Investment Securities:	Level 1	Level 2	Level 3		Total
Food & Staples Retailing	4,773,131	—	—		4,773,131
Food Products	14,825,346	—	—		14,825,346
Health Care Equipment & Supplies	6,129,874	—	—		6,129,874
Health Care Providers & Services	14,872,836	—	—		14,872,836
Hotels, Restaurants & Leisure	5,120,498	—	—		5,120,498
Household Products	6,377,982	—	—		6,377,982
Industrial Conglomerates	11,726,311	—	—		11,726,311
Insurance	18,476,947	—	—		18,476,947
Internet Software & Services	8,282,360	—	—		8,282,360
IT Services	4,289,225	—	—		4,289,225
Machinery	4,570,217	—	—		4,570,217
Media	31,599,374	—	—		31,599,374
Metals & Mining	1,205,898	—	—		1,205,898
Oil, Gas & Consumable Fuels	28,163,341	—	—		28,163,341
Personal Products	10,048,659	—	—		10,048,659
Pharmaceuticals	23,636,497	5,332,499	—		28,968,996
Road & Rail	4,053,020	—	—		4,053,020
Semiconductors & Semiconductor Equipment	12,788,568	—	—		12,788,568
Software	16,415,919	—	—		16,415,919
Specialty Retail	1,929,610	—	—		1,929,610
Wireless Telecommunication Services	7,251,160	—	—		7,251,160
Unaffiliated Investment Company	16,127,277	—	—		16,127,277

Total Investment Securities	401,899,920	5,332,499	—		407,232,419

Other Financial Instruments:*
Forward Currency Contracts	—	(124,779)	—		(124,779)

Total Investments	$401,899,920	5,207,720	—		$407,107,640

AZL Invesco International Equity Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Air Freight & Logistics	$—	$7,060,331	$—		$7,060,331
Auto Components	—	13,399,368	—		13,399,368
Automobiles	—	9,133,668	—		9,133,668
Beverages	2,866,485	13,193,068	—		16,059,553
Biotechnology	—	4,111,458	—		4,111,458
Capital Markets	—	15,414,581	—		15,414,581
Chemicals	6,974,285	7,646,543	—		14,620,828
Commercial Banks	8,538,074	22,318,993	—		30,857,067
Commercial Services & Supplies	—	6,947,144	—		6,947,144
Communications Equipment	—	4,750,160	—		4,750,160
Diversified Financial Services	9,219,119	18,286,639	—		27,505,758
Diversified Telecommunication Services	—	6,192,065	—		6,192,065
Electrical Equipment	—	13,773,291	—		13,773,291
Electronic Equipment, Instruments & Components	—	6,660,868	—		6,660,868
Energy Equipment & Services	—	5,111,016	—		5,111,016
Food Products	—	13,987,408	—		13,987,408
Health Care Equipment & Supplies	—	4,578,609	—		4,578,609
Hotels, Restaurants & Leisure	—	20,400,179	—		20,400,179
Industrial Conglomerates	—	15,128,243	—		15,128,243
Insurance	5,455,444	—	—		5,455,444
Internet Software & Services	12,747,727	—	—		12,747,727
IT Services	—	9,089,685	—		9,089,685
Life Sciences Tools & Services	—	—	—	^	—
Machinery	—	12,069,975	—		12,069,975
Media	7,166,576	51,810,740	—		58,977,316
Multiline Retail	—	4,442,029	—		4,442,029
Multi-Utilities	—	4,670,243	—		4,670,243
Oil, Gas & Consumable Fuels	16,855,321	25,970,515	—		42,825,836
Pharmaceuticals	8,583,540	29,022,957	—		37,606,497
Real Estate Investment Trusts (REITs)	—	57,359	—		57,359
Road & Rail	4,603,164	—	—		4,603,164
Semiconductors & Semiconductor Equipment	13,756,202	8,568,722	—		22,324,924

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Invesco International Equity Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Software	8,956,587	11,127,583	—	20,084,170
Specialty Retail	—	10,903,795	—	10,903,795
Textiles, Apparel & Luxury Goods	—	7,417,193	—	7,417,193
Tobacco	—	19,048,599	—	19,048,599
Wireless Telecommunication Services	3,005,910	4,297,337	—	7,303,247
Preferred Stock	—	6,234,151	—	6,234,151
Securities Held as Collateral for Securities on Loan	7,171,685	—	—	7,171,685
Unaffiliated Investment Company	44,185,504	—	—	44,185,504

Total Investment Securities	$160,085,623	$412,824,515	$—	$572,910,138

AZL JPMorgan International Opportunities Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$—	$4,072,280	$—	$4,072,280
Airlines	—	6,122,489	—	6,122,489
Auto Components	—	15,021,201	—	15,021,201
Automobiles	—	21,547,709	—	21,547,709
Beverages	—	12,884,454	—	12,884,454
Building Products	—	15,931,217	—	15,931,217
Capital Markets	—	16,600,778	—	16,600,778
Chemicals	—	27,521,992	—	27,521,992
Commercial Banks	—	72,605,419	—	72,605,419
Communications Equipment	—	9,611,531	—	9,611,531
Construction Materials	—	3,917,213	—	3,917,213
Diversified Financial Services	—	14,140,661	—	14,140,661
Diversified Telecommunication Services	—	7,160,134	—	7,160,134
Electric Utilities	—	4,493,008	—	4,493,008
Electrical Equipment	—	16,917,931	—	16,917,931
Electronic Equipment, Instruments & Components	9,507,501	8,430,301	—	17,937,802
Energy Equipment & Services	—	4,896,235	—	4,896,235
Food & Staples Retailing	—	9,524,988	—	9,524,988
Food Products	—	12,012,684	—	12,012,684
Gas Utilities	—	3,032,928	—	3,032,928
Hotels, Restaurants & Leisure	—	27,933,791	—	27,933,791
Household Durables	—	12,559,137	—	12,559,137
Industrial Conglomerates	—	8,228,576	—	8,228,576
Insurance	—	28,866,856	—	28,866,856
Machinery	—	5,512,231	—	5,512,231
Media	—	6,157,345	—	6,157,345
Metals & Mining	6,117,934	8,104,060	—	14,221,994
Multi-Utilities	—	13,561,734	—	13,561,734
Oil, Gas & Consumable Fuels	—	38,945,849	—	38,945,849
Paper & Forest Products	—	7,452,810	—	7,452,810
Pharmaceuticals	—	57,848,579	—	57,848,579
Real Estate Management & Development	—	15,528,053	—	15,528,053
Road & Rail	—	4,896,808	—	4,896,808
Semiconductors & Semiconductor Equipment	—	16,035,390	—	16,035,390
Software	—	7,649,438	—	7,649,438
Specialty Retail	—	12,662,216	—	12,662,216
Textiles, Apparel & Luxury Goods	—	9,305,608	—	9,305,608
Tobacco	—	24,037,686	—	24,037,686
Wireless Telecommunication Services	—	19,176,042	—	19,176,042
Preferred Stocks	—	13,806,689	—	13,806,689

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL JPMorgan International Opportunities Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Securities Held as Collateral for Securities on Loan	15,256,436	—	—	15,256,436
Unaffiliated Investment Company	4,170,018	—	—	4,170,018

Total Investment Securities	35,051,889	624,714,051	—	659,765,940

Other Financial Instruments:*
Forward Currency Contracts	—	(399,508)	—	(399,508)

Total Investments	$35,051,889	$624,314,543	$—	$659,366,432

AZL JPMorgan U.S. Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$457,667,357	$—	$—	$457,667,357
Securities Held as Collateral for Securities on Loan	2,001,540	—	—	2,001,540
Unaffiliated Investment Company	5,500,337	—	—	5,500,337

Total Investment Securities	465,169,234	—	—	465,169,234

Other Financial Instruments:*
Futures Contracts	(43,960)	—	—	(43,960)

Total Investments	$465,125,274	—	—	$465,125,274

AZL MFS Investors Trust Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,518,706	$—	$—	$19,518,706
Air Freight & Logistics	3,584,445	—	—	3,584,445
Auto Components	2,420,341	—	—	2,420,341
Automobiles	—	1,357,855	—	1,357,855
Beverages	—	8,978,153	—	8,978,153
Biotechnology	5,270,712	—	—	5,270,712
Capital Markets	18,136,459	—	—	18,136,459
Chemicals	10,184,353	3,592,412	—	13,776,765
Commercial Banks	7,083,570	—	—	7,083,570
Computers & Peripherals	21,900,540	—	—	21,900,540
Construction & Engineering	3,512,520	—	—	3,512,520
Consumer Finance	6,552,870	—	—	6,552,870
Diversified Financial Services	14,308,929	—	—	14,308,929
Electric Utilities	3,206,123	—	—	3,206,123
Energy Equipment & Services	14,840,161	—	—	14,840,161
Food Products	6,287,160	5,234,311	—	11,521,471
Health Care Equipment & Supplies	16,549,215	—	—	16,549,215
Hotels, Restaurants & Leisure	4,602,879	—	—	4,602,879
Household Products	10,814,826	—	—	10,814,826
Industrial Conglomerates	10,476,886	—	—	10,476,886
Insurance	6,760,646	—	—	6,760,646
Internet Software & Services	10,020,444	—	—	10,020,444
IT Services	24,648,721	—	—	24,648,721
Life Sciences Tools & Services	5,939,989	—	—	5,939,989
Machinery	4,389,022	—	—	4,389,022
Media	18,480,622	—	—	18,480,622
Multiline Retail	7,929,589	—	—	7,929,589
Multi-Utilities	5,570,098	—	—	5,570,098
Oil, Gas & Consumable Fuels	21,511,518	—	—	21,511,518
Pharmaceuticals	24,248,196	—	—	24,248,196
Real Estate Investment Trusts (REITs)	5,474,056	—	—	5,474,056
Road & Rail	4,134,882	—	—	4,134,882
Semiconductors & Semiconductor Equipment	10,811,835	—	—	10,811,835
Software	9,517,329	—	—	9,517,329
Textiles, Apparel & Luxury Goods	7,177,869	4,090,240	—	11,268,109
Tobacco	3,502,046	—	—	3,502,046
Trading Companies & Distributors	2,617,885	—	—	2,617,885
Unaffiliated Investment Company	2,984,752	—	—	2,984,752

Total Investment Securities	$354,970,194	$23,252,971	$—	$378,223,165

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL MFS Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$41,000,076	$—	$—	$41,000,076
Air Freight & Logistics	8,047,870	—	—	8,047,870
Auto Components	8,718,839	—	—	8,718,839
Automobiles	1,122,624	—	—	1,122,624
Beverages	4,116,573	8,468,054	—	12,584,627
Capital Markets	31,391,289	—	—	31,391,289
Chemicals	12,422,353	—	—	12,422,353
Commercial Banks	17,867,913	—	—	17,867,913
Commercial Services & Supplies	5,189,633	—	—	5,189,633
Computers & Peripherals	853,886	—	—	853,886
Containers & Packaging	989,775	—	—	989,775
Diversified Financial Services	23,905,606	—	—	23,905,606
Diversified Telecommunication Services	10,790,562	—	—	10,790,562
Electric Utilities	2,542,454	—	—	2,542,454
Electrical Equipment	4,540,686	—	—	4,540,686
Food & Staples Retailing	7,755,455	—	—	7,755,455
Food Products	9,202,752	12,866,704	—	22,069,456
Health Care Equipment & Supplies	17,838,869	—	—	17,838,869
Health Care Providers & Services	6,423,628	—	—	6,423,628
Hotels, Restaurants & Leisure	3,277,394	—	—	3,277,394
Household Products	2,718,216	—	—	2,718,216
Industrial Conglomerates	16,043,685	—	—	16,043,685
Insurance	37,623,459	—	—	37,623,459
IT Services	25,973,561	—	—	25,973,561
Leisure Equipment & Products	2,817,086	—	—	2,817,086
Life Sciences Tools & Services	6,155,620	—	—	6,155,620
Machinery	9,518,333	—	—	9,518,333
Media	25,228,009	—	—	25,228,009
Multiline Retail	8,393,798	—	—	8,393,798
Multi-Utilities	869,681	—	—	869,681
Oil, Gas & Consumable Fuels	30,712,135	—	—	30,712,135
Pharmaceuticals	39,889,600	3,178,624	—	43,068,224
Professional Services	505,750	—	—	505,750
Road & Rail	3,099,895	—	—	3,099,895
Semiconductors & Semiconductor Equipment	3,059,132	—	—	3,059,132
Software	6,053,193	—	—	6,053,193
Specialty Retail	3,735,432	—	—	3,735,432
Tobacco	27,535,432	—	—	27,535,432
Wireless Telecommunication Services	—	6,312,885	—	6,312,885
Convertible Preferred Stock	453,530	—	—	453,530
Securities Held as Collateral for Securities on Loan	455,533	—	—	455,533
Unaffiliated Investment Company	4,959,180	—	—	4,959,180

Total Investment Securities	$473,798,497	$30,826,267	$—	$504,624,764

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Mid Cap Index Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$418,413,974	$—	$—		$418,413,974
Securities Held as Collateral for Securities on Loan	11,642,183	—	—		11,642,183
Unaffiliated Investment Company	20,738,504	—	—		20,738,504

Total Investment Securities	450,794,661	—	—		450,794,661

Other Financial Instruments:*
Futures Contracts	199,444	—	—		199,444

Total Investments	$450,994,105	—	—		$450,994,105

AZL Money Market Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Certificates of Deposit	$—	$404,870,688	$—		$404,870,688
Commercial Paper+	—	415,669,717	—		415,669,717
Municipal Bonds	—	83,500,000	—		83,500,000
U.S. Treasury Obligations	—	31,995,060	—		31,995,060
Unaffiliated Investment Company	1,512	—	—		1,512

Total Investment Securities	$1,512	$936,035,465	$—		$936,036,977

AZL Morgan Stanley Global Real Estate Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Asset Management & Custody Banks	$169,806	$—	$—		$169,806
Diversified Real Estate Activities	632,769	37,404,210	176,608		38,213,587
Diversified REITs	6,307,640	11,561,433	—		17,869,073
Health Care Services	157,903	—	—		157,903
Hotels, Resorts & Cruise Lines	2,344,954	—	—		2,344,954
Industrial REITs	1,007,831	3,370,477	—		4,378,308
Office REITs	7,537,589	5,915,937	—		13,453,526
Real Estate Development	333,525	4,841,292	—	^	5,174,817
Real Estate Operating Companies	11,079,983	9,886,104	—		20,966,087
Residential REITs	16,975,776	—	—		16,975,776
Retail REITs	22,373,156	19,241,402	—		41,614,558
Specialized REITs	18,365,832	121,116	—		18,486,948
Securities Held as Collateral for Securities on Loan	2,498,702	—	—		2,498,702
Unaffiliated Investment Company	1,630,167	—	—		1,630,167

Total Investment Securities	$91,415,633	$92,341,971	$176,608		$183,934,212

AZL Morgan Stanley Mid Cap Growth Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Auto Components	$14,828,157	$—	$—		$14,828,157
Beverages	6,620,023	—	—		6,620,023
Biotechnology	3,121,622	—	—		3,121,622
Chemicals	4,901,696	—	—		4,901,696
Commercial Services & Supplies	14,163,031	15,972,786	—		30,135,817
Communications Equipment	15,858,795	—	—		15,858,795
Computers & Peripherals	3,595,734	—	—		3,595,734
Construction Materials	10,416,819	—	—		10,416,819
Diversified Financial Services	12,945,724	—	—		12,945,724
Electric Utilities	6,657,948	—	—		6,657,948
Food Products	24,507,466	—	—		24,507,466
Health Care Equipment & Supplies	13,796,692	—	—		13,796,692
Health Care Technology	14,190,529	—	—		14,190,529
Hotels, Restaurants & Leisure	23,404,109	—	—		23,404,109
Insurance	23,971,583	—	—		23,971,583
Internet & Catalog Retail	15,943,273	—	—		15,943,273
Internet Software & Services	68,168,360	2,966,826	—		71,135,186
IT Services	18,362,783	—	—		18,362,783
Life Sciences Tools & Services	20,245,652	—	—		20,245,652
Machinery	4,909,885	—	—		4,909,885
Media	18,056,162	—	—		18,056,162
Multiline Retail	13,296,388	—	—		13,296,388

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Morgan Stanley Mid Cap Growth Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	7,120,181	—	—	7,120,181
Pharmaceuticals	5,219,102	—	—	5,219,102
Professional Services	24,000,417	12,232,895	—	36,233,312
Semiconductors & Semiconductor Equipment	6,763,483	—	—	6,763,483
Software	35,172,403	—	—	35,172,403
Specialty Retail	7,558,347	—	—	7,558,347
Textiles, Apparel & Luxury Goods	15,704,188	—	—	15,704,188
Private Placements+	—	—	3,601,971	3,601,971
Securities Held as Collateral for Securities on Loan	43,369,179	—	—	43,369,179
Unaffiliated Investment Company	8,641,359	—	—	8,641,359

Total Investment Securities	$505,511,090	$31,172,507	$3,601,971	$540,285,568

AZL NFJ International Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,410,624	$—	$—	$3,410,624
Auto Components	1,890,624	—	—	1,890,624
Automobiles	1,413,522	3,122,212	—	4,535,734
Beverages	1,512,252	3,028,916	—	4,541,168
Chemicals	4,649,329	857,118	—	5,506,447
Commercial Banks	11,861,090	12,348,139	—	24,209,229
Diversified Financial Services	—	3,333,154	—	3,333,154
Diversified Telecommunication Services	1,676,340	1,461,063	—	3,137,403
Electric Utilities	2,075,852	—	—	2,075,852
Electronic Equipment, Instruments & Components	—	2,945,638	—	2,945,638
Energy Equipment & Services	1,306,125	—	—	1,306,125
Food & Staples Retailing	—	2,930,783	—	2,930,783
Food Products	—	2,251,087	—	2,251,087
Household Products	1,747,992	—	—	1,747,992
Industrial Conglomerates	1,402,853	3,423,507	—	4,826,360
Insurance	11,897,851	—	—	11,897,851
IT Services	—	1,856,749	—	1,856,749
Leisure Equipment & Products	—	1,718,071	—	1,718,071
Machinery	—	1,380,701	—	1,380,701
Media	—	3,599,061	—	3,599,061
Metals & Mining	8,078,204	—	—	8,078,204
Multiline Retail	1,729,388	—	—	1,729,388
Oil, Gas & Consumable Fuels	10,267,990	2,769,871	—	13,037,861
Pharmaceuticals	6,632,768	3,031,788	—	9,664,556
Semiconductors & Semiconductor Equipment	1,602,720	—	—	1,602,720
Software	1,289,154	—	—	1,289,154
Tobacco	—	2,670,977	—	2,670,977
Trading Companies & Distributors	2,506,900	—	—	2,506,900
Water Utilities	3,009,912	—	—	3,009,912
Wireless Telecommunication Services	3,475,370	3,377,189	—	6,852,559
Preferred Stock	—	3,111,065	—	3,111,065
Right	124,828	—	—	124,828
Securities Held as Collateral for Securities on Loan	25,696,160	—	—	25,696,160
Unaffiliated Investment Company	2,422,450	—	—	2,422,450

Total Investment Securities	$111,680,298	$59,217,089	$—	$170,897,387

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Oppenheimer Discovery Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$327,511,322	$—	$—	$327,511,322
Securities Held as Collateral for Securities on Loan	16,448,884	—	—	16,448,884
Unaffiliated Investment Company	5,204,154	—	—	5,204,154

Total Investment Securities	$349,164,360	$—	$—	$349,164,360

AZL Pyramis Core Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$10,713,268	$—	$10,713,268
Collateralized Mortgage Obligations	—	37,343,640	—	37,343,640
Corporate Bonds+	—	92,796,722	—	92,796,722
Municipal Bonds	—	10,541,544	—	10,541,544
U.S. Government Agency Mortgages	—	106,255,074	—	106,255,074
U.S. Treasury Obligations	—	94,555,131	—	94,555,131
Yankee Dollars+	—	21,717,003	—	21,717,003
Unaffiliated Investment Company	14,041,404	—	—	14,041,404

Total Investment Securities	14,041,404	373,922,382	—	387,963,786

Securities Sold Short	—	(16,830,266)	—	(16,830,266)

Total Investments	$14,041,404	$357,092,116	$—	$371,133,520

AZL Russell 1000 Growth Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$131,019,053	$—	$—	$131,019,053
Securities Held as Collateral for Securities on Loan	1,816,093	—	—	1,816,093
Unaffiliated Investment Company	2,281,351	—	—	2,281,351

Total Investment Securities	135,116,497	—	—	135,116,497

Other Financial Instruments:*
Futures Contracts	4,225	—	—	4,225

Total Investments	$135,120,722	—	—	$135,120,722

AZL Russell 1000 Value Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$184,851,285	$—	$—	$184,851,285
Securities Held as Collateral for Securities on Loan	2,073,363	—	—	2,073,363
Unaffiliated Investment Company	4,866,412	—	—	4,866,412

Total Investment Securities	191,791,060	—	—	191,791,060

Other Financial Instruments:*
Futures Contracts	(13,688)	—	—	(13,688)

Total Investments	$191,777,372	—	—	$191,777,372

AZL S&P 500 Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,317,787,733	$—	$—	$1,317,787,733
Securities Held as Collateral for Securities on Loan	3,953,917	—	—	3,953,917
Unaffiliated Investment Company	67,521,922	—	—	67,521,922

Total Investment Securities	1,389,263,572	—	—	1,389,263,572

Other Financial Instruments:*
Futures Contracts	(266,412)	—	—	(266,412)

Total Investments	$1,388,997,160	—	—	$1,388,997,160

AZL Schroder Emerging Markets Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$—	$1,041,488	$—	$1,041,488
Auto Components	—	2,195,305	—	2,195,305

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

AZL Schroder Emerging Markets Equity Fund, continued

Investment Securities:	Level 1	Level 2	Level 3	Total
Automobiles	—	13,914,531	—	13,914,531
Beverages	7,811,926	637,979	—	8,449,905
Chemicals	4,299,553	10,945,974	—	15,245,527
Commercial Banks	9,015,283	51,416,171	—	60,431,454
Communications Equipment	—	1,873,036	—	1,873,036
Computers & Peripherals	—	991,022	—	991,022
Construction & Engineering	—	2,811,223	—	2,811,223
Construction Materials	2,069,418	1,522,674	—	3,592,092
Distributors	—	403,232	—	403,232
Diversified Banks	—	2,155,712	—	2,155,712
Diversified Financial Services	—	1,809,284	—	1,809,284
Electrical Equipment	—	974,456	—	974,456
Electronic Equipment, Instruments & Components	—	4,837,071	—	4,837,071
Food & Staples Retailing	2,837,497	2,971,233	—	5,808,730
Food Products	2,925,702	1,797,497	—	4,723,199
Health Care Equipment & Supplies	1,575,045	—	—	1,575,045
Hotels, Restaurants & Leisure	—	1,847,674	—	1,847,674
Household Products	—	3,461,514	—	3,461,514
Industrial Conglomerates	—	3,554,241	—	3,554,241
Insurance	—	14,639,500	—	14,639,500
Internet Software & Services	4,070,405	10,857,293	—	14,927,698
IT Services	1,337,889	1,953,437	—	3,291,326
Machinery	1,428,420	1,559,884	—	2,988,304
Media	—	6,823,809	—	6,823,809
Metals & Mining	3,419,512	—	—	3,419,512
Multiline Retail	2,106,550	3,304,722	—	5,411,272
Oil, Gas & Consumable Fuels	17,389,432	20,322,762	—	37,712,194
Personal Products	—	3,571,028	—	3,571,028
Pharmaceuticals	—	3,122,730	—	3,122,730
Real Estate Management & Development	2,145,875	4,345,483	—	6,491,358
Semiconductors & Semiconductor Equipment	—	33,532,280	—	33,532,280
Tobacco	—	793,201	—	793,201
Transportation Infrastructure	2,196,215	—	—	2,196,215
Wireless Telecommunication Services	6,163,234	14,021,860	—	20,185,094
Preferred Stock	1,088,486	—	—	1,088,486
Securities Held as Collateral for Securities on Loan	3,777,389	—	—	3,777,389
Unaffiliated Investment Company	1,447,676	—	—	1,447,676

Total Investment Securities	$77,105,507	$230,009,306	$—	$307,114,813

AZL Small Cap Stock Index Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$339,370,324	$—	$—		$339,370,324
Right	—	—	—	^	—
Securities Held as Collateral for Securities on Loan	18,652,392	—	—		18,652,392
Unaffiliated Investment Company	7,176,137	—	—		7,176,137

Total Investment Securities	365,198,853	—	—		365,198,853

Other Financial Instruments:*
Futures Contracts	103,215	—	—		103,215

Total Investments	$365,302,068	—	—		$365,302,068

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
^	Represents interest in securities that were determined to have a value of zero at September 30, 2013.

A reconciliation of assets in which level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant level 3 investments at the end of the period.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

5. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. Although the counterparty risk for cleared credit default swaps is generally lower than for uncleared over-the-counter credit default swaps because generally a clearing organization becomes substituted for each counterparty to a cleared credit default swap and, in effect, guarantees the parties’ performance, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2013 (Unaudited)

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

6. Federal Tax Cost Information

At September 30, 2013, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

AZL BlackRock Capital Appreciation Fund	$538,631,992	$130,557,508	$(6,537,213)	$124,020,295
AZL BlackRock Global Allocation Fund	540,862,131	50,757,149	(13,334,704)	37,422,445
AZL Columbia Mid Cap Value Fund	166,904,618	47,283,256	(1,753,977)	45,529,279
AZL Columbia Small Cap Value Fund	138,025,446	34,886,399	(3,504,583)	31,381,816
AZL Davis New York Venture Fund	328,214,192	178,585,356	(3,455,951)	175,129,405
AZL Dreyfus Research Growth Fund	248,590,852	86,347,081	(2,164,938)	84,182,143
AZL Enhanced Bond Index Fund	861,072,805	7,285,616	(8,162,952)	(877,336)
AZL Federated Clover Small Value Fund	278,142,392	42,717,211	(5,213,308)	37,503,903
AZL Franklin Templeton Founding Strategy Plus Fund	571,633,656	72,216,068	(11,465,183)	60,750,885
AZL Gateway Fund	173,186,943	34,435,545	(3,463,605)	30,971,940
AZL International Index Fund	616,151,665	153,618,209	(26,932,520)	126,685,689
AZL Invesco Equity and Income Fund	775,073,308	151,955,527	(6,175,926)	145,779,601
AZL Invesco Growth and Income Fund	304,622,110	104,070,802	(1,460,493)	102,610,309
AZL Invesco International Equity Fund	437,731,773	145,496,727	(10,318,362)	135,178,365
AZL JPMorgan International Opportunities Fund	558,001,280	119,404,250	(17,639,590)	101,764,660
AZL JPMorgan U.S. Equity Fund	371,313,644	100,822,637	(6,967,047)	93,855,590
AZL MFS Investors Trust Fund	265,867,802	114,049,750	(1,694,387)	112,355,363
AZL MFS Value Fund	401,878,579	106,370,801	(3,624,616)	102,746,185
AZL Mid Cap Index Fund	349,428,046	109,568,264	(8,201,649)	101,366,615
AZL Money Market Fund	936,036,977	—	—	—
AZL Morgan Stanley Global Real Estate Fund	148,894,327	52,014,355	(16,974,470)	35,039,885
AZL Morgan Stanley Mid Cap Growth Fund	418,749,488	136,308,819	(14,772,739)	121,536,080
AZL NFJ International Value Fund	150,401,094	25,497,418	(5,001,125)	20,496,293
AZL Oppenheimer Discovery Fund	267,782,321	82,829,583	(1,447,544)	81,382,039
AZL Pyramis Core Bond Fund	393,255,851	2,045,320	(7,337,385)	(5,292,065)
AZL Russell 1000 Growth Index Fund	93,274,232	42,453,064	(610,799)	41,842,265
AZL Russell 1000 Value Index Fund	151,187,836	43,455,423	(2,852,199)	40,603,224
AZL S&P 500 Index Fund	992,017,102	420,341,424	(23,094,954)	397,246,470
AZL Schroder Emerging Markets Equity Fund	252,491,920	61,688,044	(7,065,151)	54,622,893
AZL Small Cap Stock Index Fund	261,449,247	120,334,419	(16,584,813)	103,749,606

7. Subsequent Event

Effective close of business on November 15, 2013, T. Rowe Price Associates, Inc. will replace Davis Selected Advisers, L.P. as the subadviser to the AZL® Davis New York Venture Fund. In addition, the following name change is effective on November 15, 2013.

Name effective on November 15, 2013	Previous Name
AZL® T. Rowe Price Capital Appreciation Fund	AZL® Davis New York Venture Fund

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date November 25, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date November 25, 2013